STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information (“SAI”) for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the mutual funds sponsored and managed by T. Rowe Price Associates, Inc. (“Price Funds”).

The date of this Statement of Additional Information is February 5, 2021.

T. ROWE PRICE BALANCED FUND, INC.
T. Rowe Price Balanced Fund	RPBAX
T. Rowe Price Balanced Fund—I Class	RBAIX
T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. Rowe Price Blue Chip Growth Fund	TRBCX
T. Rowe Price Blue Chip Growth Fund—Advisor Class	PABGX
T. Rowe Price Blue Chip Growth Fund—I Class	TBCIX
T. Rowe Price Blue Chip Growth Fund—R Class	RRBGX
T. Rowe Price Blue Chip Growth Fund—Z Class	TRZBX
T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.
T. Rowe Price Capital Appreciation Fund	PRWCX
T. Rowe Price Capital Appreciation Fund—Advisor Class	PACLX
T. Rowe Price Capital Appreciation Fund—I Class	TRAIX
T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.
T. Rowe Price Communications & Technology Fund	PRMTX
T. Rowe Price Communications & Technology Fund—I Class	TTMIX
T. ROWE PRICE CORPORATE INCOME FUND, INC.
T. Rowe Price Corporate Income Fund	PRPIX
T. Rowe Price Corporate Income Fund—I Class	TICCX
T. Rowe Price Corporate Income Fund—Z Class	TRZCX
T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
T. Rowe Price Credit Opportunities Fund	PRCPX
T. Rowe Price Credit Opportunities Fund—Advisor Class	PAOPX
T. Rowe Price Credit Opportunities Fund—I Class	TCRRX
T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
T. Rowe Price Diversified Mid-Cap Growth Fund	PRDMX
T. Rowe Price Diversified Mid-Cap Growth Fund—I Class	RPTTX
T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
T. Rowe Price Dividend Growth Fund	PRDGX
T. Rowe Price Dividend Growth Fund—Advisor Class	TADGX
T. Rowe Price Dividend Growth Fund—I Class	PDGIX
T. Rowe Price Dividend Growth Fund—Z Class	TRZDX

C00-042 2/5/21

T. ROWE PRICE EQUITY FUNDS, INC. (FORMERLY T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.)
T. Rowe Price Institutional Large-Cap Core Growth Fund	TPLGX
T. Rowe Price Institutional Mid-Cap Equity Growth Fund	PMEGX
T. Rowe Price Institutional Small-Cap Stock Fund	TRSSX
T. Rowe Price Large-Cap Growth Fund	TRGOX
T. Rowe Price Large-Cap Growth Fund—I Class (formerly T. Rowe Price Institutional Large-Cap Growth Fund)	TRLGX
T. Rowe Price Large-Cap Value Fund	TRLUX
T. Rowe Price Large-Cap Value Fund—I Class (formerly T. Rowe Price Institutional Large-Cap Value Fund)	TILCX
T. ROWE PRICE EQUITY INCOME FUND, INC.
T. Rowe Price Equity Income Fund	PRFDX
T. Rowe Price Equity Income Fund—Advisor Class	PAFDX
T. Rowe Price Equity Income Fund—I Class	REIPX
T. Rowe Price Equity Income Fund—R Class	RRFDX
T. Rowe Price Equity Income Fund—Z Class	TRZQX
T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
T. Rowe Price Financial Services Fund	PRISX
T. Rowe Price Financial Services Fund—I Class	TFIFX
T. ROWE PRICE FLOATING RATE FUND, INC.
T. Rowe Price Floating Rate Fund	PRFRX
T. Rowe Price Floating Rate Fund—Advisor Class	PAFRX
T. Rowe Price Floating Rate Fund—I Class	TFAIX
T. Rowe Price Floating Rate Fund—Z Class	TRIZX
T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
T. Rowe Price Global Allocation Fund	RPGAX
T. Rowe Price Global Allocation Fund—Advisor Class	PAFGX
T. Rowe Price Global Allocation Fund—I Class	TGAFX
T. ROWE PRICE GLOBAL FUNDS, INC. (FORMERLY INSTITUTIONAL INTERNATIONAL FUNDS, INC.)
T. Rowe Price Global Value Equity Fund	TRGVX
T. Rowe Price Global Value Equity Fund—I Class (formerly T. Rowe Price Institutional Global Value Equity Fund)	PRIGX
T. Rowe Price Institutional Emerging Markets Bond Fund	TREBX
T. Rowe Price Institutional Emerging Markets Equity Fund	IEMFX
T. Rowe Price Institutional International Disciplined Equity Fund	RPICX
T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
T. Rowe Price Global Multi-Sector Bond Fund	PRSNX
T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class	PRSAX
T. Rowe Price Global Multi-Sector Bond Fund—I Class	PGMSX
T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
T. Rowe Price Global Real Estate Fund	TRGRX
T. Rowe Price Global Real Estate Fund—Advisor Class	PAGEX
T. Rowe Price Global Real Estate Fund—I Class	TIRGX

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
T. Rowe Price Global Technology Fund	PRGTX
T. Rowe Price Global Technology Fund—I Class	PGTIX
T. ROWE PRICE GNMA FUND, INC.
T. Rowe Price GNMA Fund	PRGMX
T. Rowe Price GNMA Fund—I Class	PRXAX
T. Rowe Price GNMA Fund—Z Class	TRZGX
T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
T. Rowe Price Government Money Fund	PRRXX
T. Rowe Price Government Money Fund—I Class	TTGXX
T. ROWE PRICE GROWTH & INCOME FUND, INC.
T. Rowe Price Growth & Income Fund	PRGIX
T. Rowe Price Growth & Income Fund—I Class	TGTIX
T. ROWE PRICE GROWTH STOCK FUND, INC.
T. Rowe Price Growth Stock Fund	PRGFX
T. Rowe Price Growth Stock Fund—Advisor Class	TRSAX
T. Rowe Price Growth Stock Fund—I Class	PRUFX
T. Rowe Price Growth Stock Fund—R Class	RRGSX
T. Rowe Price Growth Stock Fund—Z Class	TRJZX
T. ROWE PRICE HEALTH SCIENCES FUND, INC.
T. Rowe Price Health Sciences Fund	PRHSX
T. Rowe Price Health Sciences Fund—I Class	THISX
T. ROWE PRICE HIGH YIELD FUND, INC.
T. Rowe Price High Yield Fund	PRHYX
T. Rowe Price High Yield Fund—Advisor Class	PAHIX
T. Rowe Price High Yield Fund—I Class	PRHIX
T. Rowe Price High Yield Fund—Z Class	TRKZX
T. Rowe Price U.S. High Yield Fund	TUHYX
T. Rowe Price U.S. High Yield Fund—Advisor Class	TUHAX
T. Rowe Price U.S. High Yield Fund—I Class	TUHIX
T. ROWE PRICE INDEX TRUST, INC.
T. Rowe Price Equity Index 500 Fund	PREIX
T. Rowe Price Equity Index 500 Fund—I Class	PRUIX
T. Rowe Price Equity Index 500 Fund—Z Class	TRHZX
T. Rowe Price Extended Equity Market Index Fund	PEXMX
T. Rowe Price Mid-Cap Index Fund	TRMNX
T. Rowe Price Mid-Cap Index Fund—I Class	TRMSX
T. Rowe Price Mid-Cap Index Fund—Z Class	TRSZX
T. Rowe Price Small-Cap Index Fund	TRSYX
T. Rowe Price Small-Cap Index Fund—I Class	TRCSX
T. Rowe Price Small-Cap Index Fund—Z Class	TRZIX
T. Rowe Price Total Equity Market Index Fund	POMIX

T. Rowe Price U.S. Limited Duration TIPS Index Fund	TLDTX
T. Rowe Price U.S. Limited Duration TIPS Index Fund—I Class	TLDUX
T. Rowe Price U.S. Limited Duration TIPS Index Fund—Z Class	TLDZX
T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
T. Rowe Price Inflation Protected Bond Fund	PRIPX
T. Rowe Price Inflation Protected Bond Fund—I Class	TIIPX
T. Rowe Price Inflation Protected Bond Fund—Z Class	TRZHX
T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
T. Rowe Price Institutional Cash Reserves Fund	ICFXX
T. Rowe Price Institutional Floating Rate Fund	RPIFX
T. Rowe Price Institutional Floating Rate Fund—F Class	PFFRX
T. Rowe Price Institutional Floating Rate Fund—Z Class	TRAZX
T. Rowe Price Institutional High Yield Fund	TRHYX
T. Rowe Price Institutional High Yield Fund—Z Class	TRCZX
T. Rowe Price Institutional Long Duration Credit Fund	RPLCX
T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Intermediate Tax-Free High Yield Fund	PRIHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class	PRAHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class	TFHAX
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price Africa & Middle East Fund	TRAMX
T. Rowe Price Africa & Middle East Fund—I Class	PRAMX
T. Rowe Price Africa & Middle East Fund—Z Class	TRZMX
T. Rowe Price Asia Opportunities Fund	TRAOX
T. Rowe Price Asia Opportunities Fund—Advisor Class	PAAOX
T. Rowe Price Asia Opportunities Fund—I Class	TRASX
T. Rowe Price China Evolution Equity Fund	TCELX
T. Rowe Price China Evolution Equity Fund—I Class	TRCLX
T. Rowe Price Dynamic Credit Fund	RPIDX
T. Rowe Price Dynamic Credit Fund—I Class	RPELX
T. Rowe Price Dynamic Global Bond Fund	RPIEX
T. Rowe Price Dynamic Global Bond Fund—Advisor Class	PAIEX
T. Rowe Price Dynamic Global Bond Fund—I Class	RPEIX
T. Rowe Price Dynamic Global Bond Fund—Z Class	TRDZX
T. Rowe Price Emerging Europe Fund	TREMX
T. Rowe Price Emerging Europe Fund—I Class	TTEEX
T. Rowe Price Emerging Europe Fund—Z Class	TRZEX
T. Rowe Price Emerging Markets Bond Fund	PREMX
T. Rowe Price Emerging Markets Bond Fund—Advisor Class	PAIKX
T. Rowe Price Emerging Markets Bond Fund—I Class	PRXIX
T. Rowe Price Emerging Markets Bond Fund—Z Class	TREZX
T. Rowe Price Emerging Markets Corporate Bond Fund	TRECX
T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class	PACEX
T. Rowe Price Emerging Markets Corporate Bond Fund—I Class	TECIX

T. Rowe Price Emerging Markets Discovery Stock Fund	PRIJX
T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class	PAIJX
T. Rowe Price Emerging Markets Discovery Stock Fund—I Class	REVIX
T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class	TRFZX
T. Rowe Price Emerging Markets Local Currency Bond Fund	PRELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class	PAELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class	TEIMX
T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class	TRZFX
T. Rowe Price Emerging Markets Stock Fund	PRMSX
T. Rowe Price Emerging Markets Stock Fund—I Class	PRZIX
T. Rowe Price Emerging Markets Stock Fund—Z Class	TRGZX
T. Rowe Price European Stock Fund	PRESX
T. Rowe Price European Stock Fund—I Class	TEUIX
T. Rowe Price European Stock Fund—Z Class	TRZPX
T. Rowe Price Global Consumer Fund	PGLOX
T. Rowe Price Global Growth Stock Fund	RPGEX
T. Rowe Price Global Growth Stock Fund—Advisor Class	PAGLX
T. Rowe Price Global Growth Stock Fund—I Class	RGGIX
T. Rowe Price Global High Income Bond Fund	RPIHX
T. Rowe Price Global High Income Bond Fund—Advisor Class	PAIHX
T. Rowe Price Global High Income Bond Fund—I Class	RPOIX
T. Rowe Price Global Impact Equity Fund	TGPEX
T. Rowe Price Global Impact Equity Fund—I Class	TGBLX
T. Rowe Price Global Industrials Fund	RPGIX
T. Rowe Price Global Industrials Fund—I Class	TRGAX
T. Rowe Price Global Stock Fund	PRGSX
T. Rowe Price Global Stock Fund—Advisor Class	PAGSX
T. Rowe Price Global Stock Fund—I Class	TRGLX
T. Rowe Price International Bond Fund	RPIBX
T. Rowe Price International Bond Fund—Advisor Class	PAIBX
T. Rowe Price International Bond Fund—I Class	RPISX
T. Rowe Price International Bond Fund—Z Class	TRLZX
T. Rowe Price International Bond Fund (USD Hedged)	TNIBX
T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class	TTABX
T. Rowe Price International Bond Fund (USD Hedged)—I Class	TNBMX
T. Rowe Price International Bond Fund (USD Hedged)—Z Class	TRMZX
T. Rowe Price International Disciplined Equity Fund	PRCNX
T. Rowe Price International Disciplined Equity Fund—Advisor Class	PRNCX
T. Rowe Price International Disciplined Equity Fund—I Class	RICIX
T. Rowe Price International Discovery Fund	PRIDX
T. Rowe Price International Discovery Fund—I Class	TIDDX
T. Rowe Price International Discovery Fund—Z Class	TRZKX

T. Rowe Price International Stock Fund	PRITX
T. Rowe Price International Stock Fund—Advisor Class	PAITX
T. Rowe Price International Stock Fund—I Class	PRIUX
T. Rowe Price International Stock Fund—R Class	RRITX
T. Rowe Price International Stock Fund—Z Class	TRNZX
T. Rowe Price International Value Equity Fund	TRIGX
T. Rowe Price International Value Equity Fund—Advisor Class	PAIGX
T. Rowe Price International Value Equity Fund—I Class	TRTIX
T. Rowe Price International Value Equity Fund—R Class	RRIGX
T. Rowe Price International Value Equity Fund—Z Class	TROZX
T. Rowe Price Japan Fund	PRJPX
T. Rowe Price Japan Fund—I Class	RJAIX
T. Rowe Price Japan Fund—Z Class	TRZJX
T. Rowe Price Latin America Fund	PRLAX
T. Rowe Price Latin America Fund—I Class	RLAIX
T. Rowe Price Latin America Fund—Z Class	TRZYX
T. Rowe Price New Asia Fund	PRASX
T. Rowe Price New Asia Fund—I Class	PNSIX
T. Rowe Price New Asia Fund—Z Class	TRZNX
T. Rowe Price Overseas Stock Fund	TROSX
T. Rowe Price Overseas Stock Fund—Advisor Class	PAEIX
T. Rowe Price Overseas Stock Fund—I Class	TROIX
T. Rowe Price Overseas Stock Fund—Z Class	TRZSX
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. Rowe Price International Equity Index Fund	PIEQX
T. Rowe Price International Equity Index Fund—Z Class	TLIEX
T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	TRBFX
T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class	TRLDX
T. Rowe Price Limited Duration Inflation Focused Bond Fund—Z Class	TRPZX
T. ROWE PRICE MID-CAP GROWTH FUND, INC.
T. Rowe Price Mid-Cap Growth Fund	RPMGX
T. Rowe Price Mid-Cap Growth Fund—Advisor Class	PAMCX
T. Rowe Price Mid-Cap Growth Fund—I Class	RPTIX
T. Rowe Price Mid-Cap Growth Fund—R Class	RRMGX
T. Rowe Price Mid-Cap Growth Fund—Z Class	TRQZX
T. ROWE PRICE MID-CAP VALUE FUND, INC.
T. Rowe Price Mid-Cap Value Fund	TRMCX
T. Rowe Price Mid-Cap Value Fund—Advisor Class	TAMVX
T. Rowe Price Mid-Cap Value Fund—I Class	TRMIX
T. Rowe Price Mid-Cap Value Fund—R Class	RRMVX
T. Rowe Price Mid-Cap Value Fund—Z Class	TRTZX

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio	—
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio	—
T. Rowe Price Floating Rate Multi-Sector Account Portfolio	—
T. Rowe Price High Yield Multi-Sector Account Portfolio	—
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio	—
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio	—
T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.
T. Rowe Price Multi-Strategy Total Return Fund	TMSRX
T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class	TMSAX
T. Rowe Price Multi-Strategy Total Return Fund—I Class	TMSSX
T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. Rowe Price New America Growth Fund	PRWAX
T. Rowe Price New America Growth Fund—Advisor Class	PAWAX
T. Rowe Price New America Growth Fund—I Class	PNAIX
T. ROWE PRICE NEW ERA FUND, INC.
T. Rowe Price New Era Fund	PRNEX
T. Rowe Price New Era Fund—I Class	TRNEX
T. ROWE PRICE NEW HORIZONS FUND, INC.
T. Rowe Price New Horizons Fund	PRNHX
T. Rowe Price New Horizons Fund—I Class	PRJIX
T. Rowe Price New Horizons Fund—Z Class	TRUZX
T. ROWE PRICE NEW INCOME FUND, INC.
T. Rowe Price New Income Fund	PRCIX
T. Rowe Price New Income Fund—Advisor Class	PANIX
T. Rowe Price New Income Fund—I Class	PRXEX
T. Rowe Price New Income Fund—R Class	RRNIX
T. Rowe Price New Income Fund—Z Class	TRVZX
T. ROWE PRICE QM U.S. BOND INDEX FUND, INC. (FORMERLY T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.)
T. Rowe Price QM U.S. Bond Index Fund (formerly U.S. Bond Enhanced Index Fund)	PBDIX
T. Rowe Price QM U.S. Bond Index Fund—I Class	TSBLX
T. Rowe Price QM U.S. Bond Index Fund—Z Class	TSBZX
T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.
T. Rowe Price QM Global Equity Fund	TQGEX
T. Rowe Price QM Global Equity Fund—Advisor Class	TQGAX
T. Rowe Price QM Global Equity Fund—I Class	TQGIX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund	TQSMX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	TQSAX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class	TQSIX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	PRDSX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class	TQAAX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class	TQAIX

T. Rowe Price QM U.S. Value Equity Fund	TQMVX
T. Rowe Price QM U.S. Value Equity Fund—Advisor Class	TQVAX
T. Rowe Price QM U.S. Value Equity Fund—I Class	TQVIX
T. ROWE PRICE REAL ASSETS FUND, INC.
T. Rowe Price Real Assets Fund	PRAFX
T. Rowe Price Real Assets Fund—I Class	PRIKX
T. Rowe Price Real Assets Fund—Z Class	TRZRX
T. ROWE PRICE REAL ESTATE FUND, INC.
T. Rowe Price Real Estate Fund	TRREX
T. Rowe Price Real Estate Fund—Advisor Class	PAREX
T. Rowe Price Real Estate Fund—I Class	TIRRX
T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP RESERVE FUNDS”)
T. Rowe Price Government Reserve Fund	—
T. Rowe Price Short-Term Fund	—
T. Rowe Price Short-Term Government Fund	—
T. Rowe Price Transition Fund	TTNFX
T. Rowe Price Treasury Reserve Fund	—
T. ROWE PRICE RETIREMENT FUNDS, INC. (“RETIREMENT FUNDS”)
T. Rowe Price Retirement 2005 Fund	TRRFX
T. Rowe Price Retirement 2005 Fund—Advisor Class	PARGX
T. Rowe Price Retirement 2005 Fund—R Class	RRTLX
T. Rowe Price Retirement 2010 Fund	TRRAX
T. Rowe Price Retirement 2010 Fund—Advisor Class	PARAX
T. Rowe Price Retirement 2010 Fund—R Class	RRTAX
T. Rowe Price Retirement 2015 Fund	TRRGX
T. Rowe Price Retirement 2015 Fund—Advisor Class	PARHX
T. Rowe Price Retirement 2015 Fund—R Class	RRTMX
T. Rowe Price Retirement 2020 Fund	TRRBX
T. Rowe Price Retirement 2020 Fund—Advisor Class	PARBX
T. Rowe Price Retirement 2020 Fund—R Class	RRTBX
T. Rowe Price Retirement 2025 Fund	TRRHX
T. Rowe Price Retirement 2025 Fund—Advisor Class	PARJX
T. Rowe Price Retirement 2025 Fund—R Class	RRTNX
T. Rowe Price Retirement 2030 Fund	TRRCX
T. Rowe Price Retirement 2030 Fund—Advisor Class	PARCX
T. Rowe Price Retirement 2030 Fund—R Class	RRTCX
T. Rowe Price Retirement 2035 Fund	TRRJX
T. Rowe Price Retirement 2035 Fund—Advisor Class	PARKX
T. Rowe Price Retirement 2035 Fund—R Class	RRTPX
T. Rowe Price Retirement 2040 Fund	TRRDX
T. Rowe Price Retirement 2040 Fund—Advisor Class	PARDX
T. Rowe Price Retirement 2040 Fund—R Class	RRTDX

T. Rowe Price Retirement 2045 Fund	TRRKX
T. Rowe Price Retirement 2045 Fund—Advisor Class	PARLX
T. Rowe Price Retirement 2045 Fund—R Class	RRTRX
T. Rowe Price Retirement 2050 Fund	TRRMX
T. Rowe Price Retirement 2050 Fund—Advisor Class	PARFX
T. Rowe Price Retirement 2050 Fund—R Class	RRTFX
T. Rowe Price Retirement 2055 Fund	TRRNX
T. Rowe Price Retirement 2055 Fund—Advisor Class	PAROX
T. Rowe Price Retirement 2055 Fund—R Class	RRTVX
T. Rowe Price Retirement 2060 Fund	TRRLX
T. Rowe Price Retirement 2060 Fund—Advisor Class	TRRYX
T. Rowe Price Retirement 2060 Fund—R Class	TRRZX
T. Rowe Price Retirement 2065 Fund	TRSJX
T. Rowe Price Retirement 2065 Fund—Advisor Class	PASUX
T. Rowe Price Retirement 2065 Fund—R Class	RRSUX
T. Rowe Price Retirement Balanced Fund	TRRIX
T. Rowe Price Retirement Balanced Fund—Advisor Class	PARIX
T. Rowe Price Retirement Balanced Fund—R Class	RRTIX
T. Rowe Price Retirement I 2005 Fund—I Class	TRPFX
T. Rowe Price Retirement I 2010 Fund—I Class	TRPAX
T. Rowe Price Retirement I 2015 Fund—I Class	TRFGX
T. Rowe Price Retirement I 2020 Fund—I Class	TRBRX
T. Rowe Price Retirement I 2025 Fund—I Class	TRPHX
T. Rowe Price Retirement I 2030 Fund—I Class	TRPCX
T. Rowe Price Retirement I 2035 Fund—I Class	TRPJX
T. Rowe Price Retirement I 2040 Fund—I Class	TRPDX
T. Rowe Price Retirement I 2045 Fund—I Class	TRPKX
T. Rowe Price Retirement I 2050 Fund—I Class	TRPMX
T. Rowe Price Retirement I 2055 Fund—I Class	TRPNX
T. Rowe Price Retirement I 2060 Fund—I Class	TRPLX
T. Rowe Price Retirement I 2065 Fund—I Class	TRFKX
T. Rowe Price Retirement Balanced I Fund—I Class	TRPTX
T. Rowe Price Retirement Income 2020 Fund	TRLAX
T. Rowe Price Target 2005 Fund	TRARX
T. Rowe Price Target 2005 Fund—Advisor Class	PANRX
T. Rowe Price Target 2005 Fund—I Class	TFRRX
T. Rowe Price Target 2010 Fund	TRROX
T. Rowe Price Target 2010 Fund—Advisor Class	PAERX
T. Rowe Price Target 2010 Fund—I Class	TORFX
T. Rowe Price Target 2015 Fund	TRRTX
T. Rowe Price Target 2015 Fund—Advisor Class	PAHRX
T. Rowe Price Target 2015 Fund—I Class	TTRTX

T. Rowe Price Target 2020 Fund	TRRUX
T. Rowe Price Target 2020 Fund—Advisor Class	PAIRX
T. Rowe Price Target 2020 Fund—I Class	TTURX
T. Rowe Price Target 2025 Fund	TRRVX
T. Rowe Price Target 2025 Fund—Advisor Class	PAJRX
T. Rowe Price Target 2025 Fund—I Class	TRVVX
T. Rowe Price Target 2030 Fund	TRRWX
T. Rowe Price Target 2030 Fund—Advisor Class	PAKRX
T. Rowe Price Target 2030 Fund—I Class	TWRRX
T. Rowe Price Target 2035 Fund	RPGRX
T. Rowe Price Target 2035 Fund—Advisor Class	PATVX
T. Rowe Price Target 2035 Fund—I Class	TPGPX
T. Rowe Price Target 2040 Fund	TRHRX
T. Rowe Price Target 2040 Fund—Advisor Class	PAHHX
T. Rowe Price Target 2040 Fund—I Class	TRXRX
T. Rowe Price Target 2045 Fund	RPTFX
T. Rowe Price Target 2045 Fund—Advisor Class	PAFFX
T. Rowe Price Target 2045 Fund—I Class	TRFWX
T. Rowe Price Target 2050 Fund	TRFOX
T. Rowe Price Target 2050 Fund—Advisor Class	PAOFX
T. Rowe Price Target 2050 Fund—I Class	TOORX
T. Rowe Price Target 2055 Fund	TRFFX
T. Rowe Price Target 2055 Fund—Advisor Class	PAFTX
T. Rowe Price Target 2055 Fund—I Class	TRPPX
T. Rowe Price Target 2060 Fund	TRTFX
T. Rowe Price Target 2060 Fund—Advisor Class	TRTGX
T. Rowe Price Target 2060 Fund—I Class	TTOIX
T. Rowe Price Target 2065 Fund	PRSLX
T. Rowe Price Target 2065 Fund—Advisor Class	PAZLX
T. Rowe Price Target 2065 Fund—I Class	RPFDX
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
T. Rowe Price Science & Technology Fund	PRSCX
T. Rowe Price Science & Technology Fund—Advisor Class	PASTX
T. Rowe Price Science & Technology Fund—I Class	TSNIX
T. ROWE PRICE SHORT-TERM BOND FUND, INC.
T. Rowe Price Short Duration Income Fund	TSDLX
T. Rowe Price Short Duration Income Fund—I Class	TSIDX
T. Rowe Price Short-Term Bond Fund	PRWBX
T. Rowe Price Short-Term Bond Fund—Advisor Class	PASHX
T. Rowe Price Short-Term Bond Fund—I Class	TBSIX
T. Rowe Price Short-Term Bond Fund—Z Class	TRZOX
T. Rowe Price Ultra Short-Term Bond Fund	TRBUX
T. Rowe Price Ultra Short-Term Bond Fund—I Class	TRSTX
T. Rowe Price Ultra Short-Term Bond Fund—Z Class	TRZWX

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
T. Rowe Price Small-Cap Stock Fund	OTCFX
T. Rowe Price Small-Cap Stock Fund—Advisor Class	PASSX
T. Rowe Price Small-Cap Stock Fund—I Class	OTIIX
T. Rowe Price Small-Cap Stock Fund—Z Class	TRZZX
T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
T. Rowe Price Small-Cap Value Fund	PRSVX
T. Rowe Price Small-Cap Value Fund—Advisor Class	PASVX
T. Rowe Price Small-Cap Value Fund—I Class	PRVIX
T. Rowe Price Small-Cap Value Fund—Z Class	TRZVX
T. ROWE PRICE SPECTRUM FUND, INC. (“SPECTRUM FUNDS”)
T. Rowe Price Spectrum Diversified Equity Fund (formerly Spectrum Growth Fund)	PRSGX
T. Rowe Price Spectrum Income Fund (formerly Spectrum Income Fund)	RPSIX
T. Rowe Price Spectrum International Equity Fund (formerly Spectrum International Fund)	PSILX
T. ROWE PRICE SPECTRUM FUNDS II, INC. (“SPECTRUM FUNDS II”) (FORMERLY T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.)
T. Rowe Price Spectrum Conservative Allocation Fund (formerly T. Rowe Price Personal Strategy Income Fund)	PRSIX
T. Rowe Price Spectrum Conservative Allocation Fund—I Class (formerly T. Rowe Price Personal Strategy Income Fund—I Class)	PPIPX
T. Rowe Price Spectrum Moderate Allocation Fund (formerly T. Rowe Price Personal Strategy Balanced Fund)	TRPBX
T. Rowe Price Spectrum Moderate Allocation Fund—I Class (formerly T. Rowe Price Personal Strategy Balanced Fund—I Class)	TRPAX
T. Rowe Price Spectrum Moderate Growth Allocation Fund (formerly T. Rowe Price Personal Strategy Growth Fund)	TRSGX
T. Rowe Price Spectrum Moderate Growth Allocation Fund—I Class (formerly T. Rowe Price Personal Strategy Growth Fund—I Class)	TGIPX
T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
T. Rowe Price California Tax-Free Bond Fund	PRXCX
T. Rowe Price California Tax-Free Bond Fund—I Class	TCFEX
T. Rowe Price California Tax-Free Money Fund	PCTXX
T. Rowe Price California Tax-Free Money Fund—I Class	TCBXX
T. Rowe Price Georgia Tax-Free Bond Fund	GTFBX
T. Rowe Price Georgia Tax-Free Bond Fund—I Class	TBGAX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	PRMDX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class	TRMUX
T. Rowe Price Maryland Tax-Free Bond Fund	MDXBX
T. Rowe Price Maryland Tax-Free Bond Fund—I Class	TFBIX
T. Rowe Price Maryland Tax-Free Money Fund	TMDXX
T. Rowe Price Maryland Tax-Free Money Fund—I Class	TWNXX
T. Rowe Price New Jersey Tax-Free Bond Fund	NJTFX
T. Rowe Price New Jersey Tax-Free Bond Fund—I Class	TRJIX
T. Rowe Price New York Tax-Free Bond Fund	PRNYX
T. Rowe Price New York Tax-Free Bond Fund—I Class	TRYIX
T. Rowe Price New York Tax-Free Money Fund	NYTXX
T. Rowe Price New York Tax-Free Money Fund—I Class	TRNXX

T. Rowe Price Virginia Tax-Free Bond Fund	PRVAX
T. Rowe Price Virginia Tax-Free Bond Fund—I Class	TFBVX
T. ROWE PRICE SUMMIT FUNDS, INC. (“SUMMIT INCOME FUNDS”)
T. Rowe Price Cash Reserves Fund	TSCXX
T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“SUMMIT MUNICIPAL FUNDS”)
T. Rowe Price Summit Municipal Income Fund	PRINX
T. Rowe Price Summit Municipal Income Fund—Advisor Class	PAIMX
T. Rowe Price Summit Municipal Income Fund—I Class	PRIMX
T. Rowe Price Summit Municipal Intermediate Fund	PRSMX
T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class	PAIFX
T. Rowe Price Summit Municipal Intermediate Fund—I Class	PRTMX
T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“TAX-EFFICIENT FUNDS”)
T. Rowe Price Tax-Efficient Equity Fund	PREFX
T. Rowe Price Tax-Efficient Equity Fund—I Class	TEEFX
T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
T. Rowe Price Tax-Exempt Money Fund	PTEXX
T. Rowe Price Tax-Exempt Money Fund—I Class	TERXX
T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Tax-Free High Yield Fund	PRFHX
T. Rowe Price Tax-Free High Yield Fund—Advisor Class	PATFX
T. Rowe Price Tax-Free High Yield Fund—I Class	PTYIX
T. ROWE PRICE TAX-FREE INCOME FUND, INC.
T. Rowe Price Tax-Free Income Fund	PRTAX
T. Rowe Price Tax-Free Income Fund—Advisor Class	PATAX
T. Rowe Price Tax-Free Income Fund—I Class	TFILX
T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
T. Rowe Price Tax-Free Short-Intermediate Fund	PRFSX
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class	PATIX
T. Rowe Price Tax-Free Short-Intermediate Fund—I Class	TTSIX
T. ROWE PRICE TOTAL RETURN FUND, INC.
T. Rowe Price Total Return Fund	PTTFX
T. Rowe Price Total Return Fund—Advisor Class	PTATX
T. Rowe Price Total Return Fund—I Class	PTKIX
T. ROWE PRICE U.S. EQUITY RESEARCH FUND, INC.
T. Rowe Price U.S. Equity Research Fund	PRCOX
T. Rowe Price U.S. Equity Research Fund—Advisor Class	PACOX
T. Rowe Price U.S. Equity Research Fund—I Class	PCCOX
T. Rowe Price U.S. Equity Research Fund—R Class	RRCOX
T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
T. Rowe Price U.S. Large-Cap Core Fund	TRULX
T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class	PAULX
T. Rowe Price U.S. Large-Cap Core Fund—I Class	RCLIX
T. Rowe Price U.S. Large-Cap Core Fund—Z Class	TRZLX

T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. TREASURY FUNDS”)
T. Rowe Price U.S. Treasury Intermediate Index Fund (formerly U.S. Treasury Intermediate Fund)	PRTIX
T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class (formerly U.S. Treasury Intermediate Fund—I Class)	PRKIX
T. Rowe Price U.S. Treasury Intermediate Index Fund—Z Class	TRZTX
T. Rowe Price U.S. Treasury Long-Term Index Fund (formerly U.S. Treasury Long-Term Fund)	PRULX
T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class (formerly U.S. Treasury Long-Term Fund—I Class)	PRUUX
T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class (formerly U.S. Treasury Long-Term Fund—Z Class)	TRZUX
T. Rowe Price U.S. Treasury Money Fund (formerly U.S. Treasury Money Fund)	PRTXX
T. Rowe Price U.S. Treasury Money Fund—I Class (formerly U.S. Treasury Money Fund—I Class)	TRGXX
T. Rowe Price U.S. Treasury Money Fund—Z Class (formerly U.S. Treasury Money Fund—Z Class)	TRZXX
T. ROWE PRICE VALUE FUND, INC.
T. Rowe Price Value Fund	TRVLX
T. Rowe Price Value Fund—Advisor Class	PAVLX
T. Rowe Price Value Fund—I Class	TRPIX
T. Rowe Price Value Fund—Z Class	TRZAX

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. Africa & Middle East Fund—Z Class, Blue Chip Growth Fund—Z Class, China Evolution Equity Fund, China Evolution Equity Fund—I Class, Corporate Income Fund—Z Class, Dividend Growth Fund—Z Class, Dynamic Global Bond Fund—Z Class, Emerging Europe Fund—Z Class, Emerging Markets Bond Fund—Z Class, Emerging Markets Discovery Stock Fund—Z Class, Emerging Markets Local Currency Bond Fund—Z Class, Emerging Markets Stock Fund—Z Class, Equity Income Fund—Z Class, Equity Index 500 Fund—Z Class, European Stock Fund—Z Class, Global Impact Equity Fund, Global Impact Equity Fund—I Class, Global Value Equity Fund (Investor Class), GNMA Fund—Z Class, Growth Stock Fund—Z Class, Inflation Protected Bond Fund—Z Class, International Bond Fund (USD Hedged)—Z Class, International Discovery Fund—Z Class, International Index Fund—Z Class, International Stock Fund—Z Class, International Value Equity—Z Class, Japan Fund—Z Class, Large-Cap Growth Fund (Investor Class), Large-Cap Value Fund (Investor Class), Latin America Fund—Z Class, Mid-Cap Growth Fund—Z Class, Mid-Cap Index Fund—Z Class, Mid-Cap Value Fund—Z Class, New Asia Fund—Z Class, New Horizons Fund—Z Class, Overseas Stock Fund—Z Class, QM U.S. Bond Index Fund—I Class, QM U.S. Bond Index Fund—Z Class, Real Assets Fund—Z Class, Retirement 2065 Fund, Retirement 2065 Fund—Advisor Class, Retirement 2065 Fund—R Class, Retirement I 2065 Fund—I Class, Short Duration Income Fund, Short Duration Income Fund—I Class, Short-Term Bond Fund—Z Class, Short-Term Government Fund, Small-Cap Stock Fund—Z Class, Small-Cap Value Fund—Z Class, Target 2065 Fund, Target 2065 Fund—Advisor Class, Target 2065 Fund—I Class, Transition Fund, U.S. Large-Cap Core Fund—Z Class, U.S. Limited Duration TIPS Index Fund, U.S. Limited Duration TIPS Index Fund—I Class, U.S. Limited Duration TIPS Index Fund—Z Class, U.S. Treasury Intermediate Index Fund—Z Class, U.S. Treasury Long-Term Index Fund—Z Class, Ultra Short-Term Bond Fund—Z Class, and Value Fund—Z Class, have not been in operation long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Fitch Ratings, Inc. (“Fitch”)

Internal Revenue Code of 1986, as amended (“Code”)

Internal Revenue Service (“IRS”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

S&P Global Ratings (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Price Associates”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price Japan, Inc. (“Price Japan”)

T. Rowe Price International Ltd (“T. Rowe Price International” or “Price International Ltd”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

While many Price Funds are offered in more than one share class, not all funds are offered in the share classes described below. The front cover of each Price Fund’s prospectus indicates which share classes are available for the fund.

Investor Class

The Investor Class is available to individual investors, institutions, and a wide variety of other types of investors. The Investor Class may be purchased directly through T. Rowe Price or through a retirement plan or through a financial intermediary. A Price Fund (other than an institutional fund) that does not indicate a specific share class after its name is considered to be the Investor Class of that fund.

I Class

The I Class generally requires a $1 million initial investment minimum, although the minimum generally is waived for financial intermediaries, retirement plans, and certain client accounts for which T. Rowe Price or its affiliate has discretionary investment authority. I Class shares are generally designed to be sold to retirement plans, financial intermediaries, and other institutional investors, as well as individuals meeting the investment minimum or other specific criteria. The I Class may be purchased directly through T. Rowe Price or through a financial intermediary.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

R Class

The R Class is designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. The R Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

Institutional Class

Most of the T. Rowe Price institutional funds are available only in a single share class (referred to as the “Institutional Class”). The Institutional funds (other than their F Class shares) generally require a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts. The Institutional Class is designed for institutional investors, which typically include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. Institutional funds may be purchased directly through T. Rowe Price or through a financial intermediary.

F Class

The F Class is a separate share class of certain institutional funds and is designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform. The F Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

Z Class

The Z Class is only available to funds managed by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services. The Z Class does not impose sales charges and does not make any administrative fee payments or 12b-1 fee payments to financial intermediaries.

Mid-Cap Index Fund, Multi-Sector Account Portfolios, Small-Cap Index Fund, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, Section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. Each prospectus and shareholder report includes information on all share classes available for a fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI. The prospectus date shown for each fund reflects the date that the prospectus will be annually updated once the fund has been in operation at its fiscal year-end.

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
California Tax-Free Money Fund	State Tax-Free Money	Feb 29	Feb 29	Aug 30	July 1
Capital Appreciation Fund	Equity	Dec 31	Dec 31	June 30	May 1
Cash Reserves Fund	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
China Evolution Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Communications & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dynamic Credit Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Emerging Europe Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Discovery Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Local Currency Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services Fund	Equity	Dec 31	Dec 31	June 30	May 1
Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 29	Feb 29	Aug 30	July 1
Georgia Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
Global Allocation Fund	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Consumer Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Growth Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global High Income Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global Impact Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Industrials Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Multi-Sector Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Value Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
GNMA Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Government Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Fund	Equity	Dec 31	Dec 31	June 30	May 1
High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 29	Feb 29	Aug 30	July 1
Inflation Protected Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Cash Reserves Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Disciplined Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Long Duration Credit Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Intermediate Tax-Free High Yield Fund	Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
International Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)	International Bond	Dec 31	Dec 31	June 30	May 1
International Disciplined Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 29	Feb 29	Aug 30	July 1
Japan Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Large-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Large-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Limited Duration Inflation Focused Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Maryland Short-Term Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
Maryland Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
Maryland Tax-Free Money Fund	State Tax-Free Money	Feb 29	Feb 29	Aug 30	July 1
Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 29	Feb 29	Aug 30	July 1
Multi-Strategy Total Return Fund	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
New America Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Asia Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
New York Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
New York Tax-Free Money Fund	State Tax-Free Money	Feb 29	Feb 29	Aug 30	July 1
Overseas Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
QM Global Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Bond Index Fund	Index Bond	Oct 31	Oct 31	Apr 30	March 1
QM U.S. Small & Mid-Cap Core Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Assets Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Retirement 2005 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2065 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2005 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2010 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2015 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2020 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2025 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2030 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2035 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2040 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2045 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2050 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2055 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2060 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2065 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced I Fund— I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Income 2020 Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Short Duration Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Government Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Conservative Allocation Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Spectrum Diversified Equity Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Income Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum International Equity Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Moderate Allocation Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Moderate Growth Allocation Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Summit Municipal Income Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Target 2005 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2065 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Tax-Efficient Equity Fund	Equity	Feb 29	Feb 29	Aug 30	July 1
Tax-Exempt Money Fund	Tax-Free Money	Feb 29	Feb 29	Aug 30	July 1
Tax-Free High Yield Fund	Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
Tax-Free Income Fund	Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
Tax-Free Short-Intermediate Fund	Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
Total Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Total Return Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Transition Fund	Other	Feb 29	Feb 29	Aug 30	July 1
Treasury Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Equity Research Fund	Equity	Dec 31	Dec 31	June 30	May 1
U.S. High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Large-Cap Core Fund	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Limited Duration TIPS Index Fund	Index Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Intermediate Index Fund	Index Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term Index Fund	Index Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond Fund	State Tax-Free Bond	Feb 29	Feb 29	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland, and other applicable laws. At least 75% of each Board’s members are considered to be independent, i.e., not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, of the Boards of T. Rowe Price and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors because of their relationships with T. Rowe Price and its affiliates. Each interested director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards held five regularly scheduled formal meetings during calendar year 2019. Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Boards. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees, a Joint Nominating and Governance Committee, a Joint Audit Committee, and an Executive Committee, which are described in greater detail in the following paragraphs.

Robert J. Gerrard, Jr., an independent director, serves as the Chairman of the Board of each Price Fund. The Chairman presides at all shareholder meetings, meetings of the Boards, and all executive sessions of the independent directors. He also reviews and provides guidance on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background, and experience and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Joint Nominating and Governance Committee consists of all of the independent directors of the funds, and is responsible for, among other things, seeking, reviewing, and selecting candidates to fill independent director vacancies on each fund’s Board; periodically evaluating the compensation payable to the independent directors; and performing certain functions with respect to the governance of the funds. The Chairman of the Board of the Price Funds serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for independent directors. Nominees will be considered based on their ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. The Joint Nominating and Governance Committee seeks to ensure that the Board is comprised of independent directors who bring diverse perspectives to the Board, including diverse experiences, backgrounds, race, ethnicity, gender, qualifications, skills, thoughts, viewpoints, and other qualities. Nominees will also be considered based on their independence from T. Rowe Price and other principal service providers. Other than executive sessions in connection with Board meetings, the Joint Nominating and Governance Committee formally met one time in 2019.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Teresa Bryce Bazemore, Ronald J. Daniels, Robert J. Gerrard, Jr., and John G. Schreiber. Ms. Bazemore serves as chairman of the committee and is considered an “audit committee financial expert,” as defined by the SEC. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Each of the three regular meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; (6) the qualifications, independence, and performance of the independent registered public accounting firm; and (7) any accounting questions relating to particular areas of the Price Funds’ operations, accounting service provider performance, or the operations of parties dealing with the Price Funds, as circumstances indicate. The Committee also reviews the risk management program of the funds’ investment adviser. The Joint Audit Committee met three times in 2019.

The Executive Committee, which consists of each fund’s interested directors, has been authorized by the Boards to exercise all powers of the Boards of the funds in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee was not called upon to take any action on behalf of any funds during 2019.

From time to time, the independent directors may create a special committee (“Special Committee”) or an ad hoc working group comprised of independent directors, whose purpose is to review certain limited topics that require in-depth consideration outside of the Boards’ regular review.

Like other mutual funds, the Price Funds are subject to various risks, including investment, compliance, operational, and valuation risks, among others. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from the Chief Risk Officer and members of the adviser’s Risk and Operational Steering Committee on the significant risks inherent to the adviser’s business, including aggregate investment risks, reputational risk, business continuity risk, technology and cyber-security risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment subadvisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, have led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, nonprofit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards.

Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each current director, as well as former directors who served on the Board during 2019, that led to the conclusion that he or she should serve as a director.

Teresa Bryce Bazemore has more than 25 years of experience as a senior executive in the mortgage banking field, including building both mortgage insurance and services businesses. Ms. Bazemore currently serves as CEO of Bazemore Consulting LLC since 2018; a Director of Chimera Investment Corporation, a publicly traded mortgage REIT since November 2017; a Director of First Industrial Realty Trust, an owner and operator of industrial properties since May 2020; and a Co-owner of Pet Friendly Dog Bakery LLC since 2016. She previously served as President of Radian Guaranty, a national private mortgage insurer from 2008 to 2017; and a Director of the Federal Home Loan Bank of Pittsburgh from August 2017 to February 2019. Ms. Bazemore has a JD from Columbia University and a BA from the University of Virginia. She has been an independent director of the Price Funds since January 2018 and became the chairman of the Joint Audit Committee in August 2019.

Ronald J. Daniels is the 14th president of Johns Hopkins University, a position he has held since 2009. In that role, he serves as the chair of the Executive Committee of Johns Hopkins Medicine and is a professor in the Department of Political Science. Previously, he was provost and professor of law at the University of Pennsylvania and dean and James M. Tory Professor of Law at the University of Toronto. He has been an independent director of the Price Funds since January 2018 and he became a member of the Joint Audit Committee in August 2019.

Bruce W. Duncan has substantial experience in the field of commercial real estate. In July 2020, Mr. Duncan became the President, Chief Executive Officer, and a Director of CyrusOne, Inc., a real estate investment trust specializing in engineering, building and managing data centers. He served as chairman of the Board of First Industrial Realty Trust from January 2016 until July 2020, and he served as president and chief executive officer from January 2009 until September 2016 and chief executive officer until December 2016. In November 2018, Mr. Duncan became a senior advisor to KKR. In May 2016, Mr. Duncan became a member of the board of Boston Properties, and he is currently a member of the nominating and governance committee and is chairman of the compensation committee of Boston Properties. From September 2016 until July 2020, Mr. Duncan served as a member of the board of Marriott International, Inc. He has been an independent director of the Price Funds since October 2013; in September 2014, he became a member of the Joint Audit Committee until August 2019 and served as chairman of the Joint Audit Committee from July 2017 to August 2019.

Robert J. Gerrard, Jr. has served as Chairman of the Boards of all Price Funds since July 2018. He has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and served as the Chairman of the Joint Audit Committee from September 2014 to July 2017. He became Chairman of the Price Funds in July 2018 and became a member of the Joint Audit Committee in August 2019. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and served as general counsel to Scripps Networks.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments, and has significant global experience. He serves on the advisory board of Vizzia Technologies as well as Gilman School and Bridges Baltimore. He has been an independent director of the Price Funds since October 2013 and served as a member of the Joint Audit Committee from September 2014 to August 2019.

David Oestreicher has served as an interested director of all Price Funds since July 2018. He is the General Counsel for T. Rowe Price Group, Inc. and a member of the firm’s management committee. David serves as a member of the Board of Governors for the Investment Company Institute (ICI), and previously served as the chairman of the ICI’s international committee. He is on the Mutual Insurance Company Board of Governors, where he serves as a member of its executive committee and chairman of its risk management committee. He also served on the board of the Investment Adviser Association and was a past chairman of its legal and regulatory committee. Before joining T. Rowe Price in 1997, Mr. Oestreicher was special counsel in the Division of Market Regulation with the SEC.

Cecilia E. Rouse has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013) and served as a member of the Joint Audit Committee from September 2014 to August 2019. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of economic research. She has also served on the boards of: MDRC, a non-profit education and social policy organization dedicated to improving programs and policies that affect the poor; the National Bureau of Economic Research, a private, non-profit, non-partisan organization dedicated to conducting economic research and to disseminating research findings among academics, public policy makers, and business professionals; the Council on Foreign Relations, a United States nonprofit think tank specializing in U.S. foreign policy and international affairs; and The Pennington School, an independent co-educational school. She is, or has been, a member of numerous entities, including the American Economic Association, National Academy of Education, and the Association of Public Policy and Management Policy Council.

John G. Schreiber has been an independent director of the Price Funds for more than 20 years and served as a member of the Joint Audit Committee until September 2015. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the Boards. He is the president of Centaur Capital Partners, Inc. and a retired partner and co-founder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and executive vice president of JMB Realty Corporation. Mr. Schreiber currently serves on the boards of JMB Realty Corporation, Brixmor Property Group, Hilton Worldwide, and is a trustee of Loyola University of Chicago. He is a past board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, AMLI Residential Properties Trust, Blackstone Mortgage Trust, Invitation Homes, and Hudson Pacific Properties.

Robert W. Sharps has been an interested director of the domestic equity and international Price Funds since April 2017 and has served as an interested director of all other Price Funds since January 1, 2019. Mr. Sharps served as the co-head of Global Equities at T. Rowe Price until February 2018, at which point he became the Head of Investments. He has served as the Group Chief Investment Officer for T. Rowe Price since April 2017. He is also a member of the T. Rowe Price Management Committee, Management Compensation Committee, International Steering Committee, Equity Steering Committee, Asset Allocation Committee, Product Strategy Committee, and Fixed Income Steering Committee, and he serves as the chair of the Investment Management Steering Committee. Prior to joining T. Rowe Price in 1997, Mr. Sharps was a senior consultant at KPMG Peat Marwick. In addition to his various offices held with T. Rowe Price and its affiliates, Mr. Sharps is a Chartered Financial Analyst.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years
Teresa Bryce Bazemore 1959 191 portfolios	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present)	Chimera Investment Corporation (2017 to present); First Industrial Realty Trust (2020 to present); Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels 1959 191 portfolios	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present)	Lyndhurst Holdings (2015 to present); BridgeBio Pharma, Inc. (2020 to present)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years
Bruce W. Duncan 1951 191 portfolios

President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to present); Chief Executive Officer and Director (2009 to 2016), Chairman of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present)

CyrusOne, Inc. (2020 to present); First Industrial Realty Trust (2016 to 2020); Starwood Hotels & Resorts (1999 to 2016); Boston Properties (2016 to present); Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. 1952 191 portfolios	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016) Chairman of the Board, all funds (since July 2018)	None
Paul F. McBride 1956 191 portfolios	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)	None
Cecilia E. Rouse, Ph.D. 1963 191 portfolios

Dean, Princeton School of Public and International Affairs (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director of Education Studies Committee, MDRC, a nonprofit education and social policy research organization (2011 to 2020); Member of National Academy of Education (2010 to present); Board Member of the National Bureau of Economic Research (2011 to present); Board Member of the Council on Foreign Relations (2018 to present); Board Member of The Pennington School (2017 to present); Board member of the University of Rhode Island (2020 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016) and Board Member (2018 to present), American Economic Association

None
John G. Schreiber 1946 191 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

Blackstone Mortgage Trust (2012 to 2016); Hilton Worldwide (2007 to present); Brixmor Property Group, Inc. (2013 to present); Hudson Pacific Properties (2014 to 2016)

(a) All information about the independent directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

(b) William J. Stromberg, President and Chief Executive Officer of T. Rowe Price Group, Inc. (the parent company of the Price Funds’ investment adviser), has served on the Board of Trustees of Johns Hopkins University since 2014.

Interested Directors(a)

The following persons are considered interested directors of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two interested directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as interested directors, and the Board reviews and approves these nominations. Each of the current interested directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. David Oestreicher has served as interested director of all Price Funds since July 2018. Robert W. Sharps has served as interested director of the domestic fixed income

Price Funds since January 1, 2019, and all other Price Funds since April 1, 2017. For each fund, the two interested directors serve as members of the fund’s Executive Committee. In addition, specific experience with respect to the interested directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies
David Oestreicher 1967 191 portfolios

General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chairman of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Vice President and Secretary, T. Rowe Price International; Vice President, Price Hong Kong, Price Japan, and Price Singapore

Principal Executive Officer and Executive Vice President, all funds

None
Robert W. Sharps, CFA, CPA 1971 191 portfolios

Vice President and Director, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Trust Company

President, Equity Funds; Vice President, Blue Chip Growth Fund, Global Funds, Growth Stock Fund, International Funds, Multi-Strategy Total Return Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II

None

(a) All information about the interested directors was current as of December 31, 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the T. Rowe Price Funds-of-Funds, which consist of the following: Spectrum Diversified Equity Fund Fund, Spectrum Income Fund, and Spectrum International Equity Fund Fund (collectively, the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, Retirement 2065 Fund, and Retirement Balanced Fund, and their respective share classes (collectively, the “RDFs”); Retirement I 2005 Fund, Retirement I 2010 Fund, Retirement I 2015 Fund, Retirement I 2020 Fund, Retirement I 2025 Fund, Retirement I 2030 Fund, Retirement I 2035 Fund, Retirement I 2040 Fund, Retirement I 2045 Fund, Retirement I 2050 Fund, Retirement I 2055 Fund, Retirement I 2060 Fund, Retirement I 2065 Fund, and Retirement Balanced I Fund (collectively the, “Retirement I Funds”); Retirement Income 2020 Fund; and Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, and Target 2065 Fund and their respective share classes (collectively, the “TRFs”). The Spectrum Funds, RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually as a “Fund-of-Funds,” and where the policies that apply to the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are identical, the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs may be referred to collectively as “Target Date Funds.”

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the various Price Funds in which the Fund-of-Funds invest (collectively, the “underlying Price Funds”). Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of the Funds-of-Funds believe they have structured the Funds-of Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If the possibility of such a situation arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict or adverse impacts. For example, the Fund-of-Funds may add or remove underlying Price Funds from their list of permissible investments or change their investments in the underlying Price Funds to a different share class. These actions could have an adverse impact on an underlying Price Fund, including increasing the underlying fund’s capital gains, portfolio turnover, and transaction costs. In addition, such actions could cause the expense ratio of one or more of the underlying fund’s share classes to increase. Such actions could also cause the underlying fund to sell securities or invest additional cash at disadvantageous prices.

In generally exercising their responsibilities for the Spectrum Funds, the Boards, among other things, will also refer to the policies, conditions, and guidelines included in an Exemptive Application (and accompanying Notice and Order) originally granted by the SEC in connection with the creation and operation of the Spectrum Funds (the “Exemptive Order”). In connection with the Exemptive Order, the underlying Price Funds in which the Spectrum Funds invest have entered into Special Servicing Agreements with T. Rowe Price and each respective Spectrum Fund in which they invest. The Special Servicing Agreements provide that each underlying Price Fund in which a Spectrum Fund invests will bear its proportionate share of the expenses of that Spectrum Fund if, and to the extent that, the underlying Price Fund’s savings from the operation of the Spectrum Fund exceeds these expenses. Pursuant to the Exemptive Order and Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the Spectrum Fund that exceed the estimated savings to the underlying Price Funds. As a result, the Spectrum Funds do not pay an investment management fee and will effectively pay no operating expenses at the Spectrum Fund level, although shareholders of the Spectrum Funds will still indirectly bear their proportionate share of the expenses of each underlying Price Fund in which the Spectrum Funds invest. The RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs do not rely on this Exemptive Order or a Special Servicing Agreement since they do not pass-through their direct operating expenses to their underlying Price Funds.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation of which the fund is a series of).

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
Balanced Fund	1	2018	2018	2013	2012	2013	2012	2001
Blue Chip Growth Fund	1	2018	2018	2013	2012	2013	2012	2001
Capital Appreciation Fund	1	2018	2018	2013	2012	2013	2012	2001
Communications & Technology Fund	1	2018	2018	2013	2012	2013	2012	2001
Corporate Income Fund	1	2018	2018	2013	2013	2013	2013	1995
Credit Opportunities Fund	1	2018	2018	2014	2014	2014	2014	2014
Diversified Mid-Cap Growth Fund	1	2018	2018	2013	2012	2013	2012	2003
Dividend Growth Fund	1	2018	2018	2013	2012	2013	2012	2001
Equity Funds	5	2018	2018	2013	2012	2013	2012	2001
Equity Income Fund	1	2018	2018	2013	2012	2013	2012	2001
Financial Services Fund	1	2018	2018	2013	2012	2013	2012	2001
Floating Rate Fund	1	2018	2018	2013	2013	2013	2013	2011
Global Allocation Fund	1	2018	2018	2013	2013	2013	2013	2013
Global Funds	4	2018	2018	2013	2012	2013	2012	2001
Global Multi-Sector Bond Fund	1	2018	2018	2013	2013	2013	2013	2008
Global Real Estate Fund	1	2018	2018	2013	2012	2013	2012	2008
Global Technology Fund	1	2018	2018	2013	2012	2013	2012	2001
GNMA Fund	1	2018	2018	2013	2013	2013	2013	1992

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
Government Money Fund	1	2018	2018	2013	2013	2013	2013	1992
Growth & Income Fund	1	2018	2018	2013	2012	2013	2012	2001
Growth Stock Fund	1	2018	2018	2013	2012	2013	2012	2001
Health Sciences Fund	1	2018	2018	2013	2012	2013	2012	2001
High Yield Fund	2	2018	2018	2013	2013	2013	2013	1992
Index Trust	5	2018	2018	2013	2012	2013	2012	2001
Inflation Protected Bond Fund	1	2018	2018	2013	2013	2013	2013	2002
Institutional Income Funds	4	2018	2018	2013	2013	2013	2013	2002
Intermediate Tax-Free High Yield Fund	1	2018	2018	2014	2014	2014	2014	2014
International Funds	28	2018	2018	2013	2012	2013	2012	2001
International Index Fund	1	2018	2018	2013	2012	2013	2012	2001
Limited Duration Inflation Focused Bond Fund	1	2018	2018	2013	2013	2013	2013	2006
Mid-Cap Growth Fund	1	2018	2018	2013	2012	2013	2012	2001
Mid-Cap Value Fund	1	2018	2018	2013	2012	2013	2012	2001
Multi-Sector Account Portfolios	6	2018	2018	2013	2013	2013	2013	2012
Multi-Strategy Total Return Fund	1	2018	2018	2017	2017	2017	2017	2017
New America Growth Fund	1	2018	2018	2013	2012	2013	2012	2001
New Era Fund	1	2018	2018	2013	2012	2013	2012	2001
New Horizons Fund	1	2018	2018	2013	2012	2013	2012	2001
New Income Fund	1	2018	2018	2013	2013	2013	2013	1992
QM U.S. Bond Index Fund	1	2018	2018	2013	2013	2013	2013	2000
Quantitative Management Funds	4	2018	2018	2013	2012	2013	2012	2001
Real Assets Fund	1	2018	2018	2013	2012	2013	2012	2010
Real Estate Fund	1	2018	2018	2013	2012	2013	2012	2001
TRP Reserve Funds	5	2018	2018	2013	2013	2013	2013	1997
Retirement Funds	42	2018	2018	2013	2012	2013	2012	2002
Science & Technology Fund	1	2018	2018	2013	2012	2013	2012	2001
Short-Term Bond Fund	3	2018	2018	2013	2013	2013	2013	1992
Small-Cap Stock Fund	1	2018	2018	2013	2012	2013	2012	2001
Small-Cap Value Fund	1	2018	2018	2013	2012	2013	2012	2001
Spectrum Funds	3	2018	2018	2013	2012	2013	2012	2001
Spectrum Funds II	3	2018	2018	2013	2012	2013	2012	2001
State Tax-Free Funds	10	2018	2018	2013	2013	2013	2013	1992
Summit Income Funds	1	2018	2018	2013	2013	2013	2013	1993
Summit Municipal Funds	2	2018	2018	2013	2013	2013	2013	1993
Tax-Efficient Funds	1	2018	2018	2013	2012	2013	2012	2001

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
Tax-Exempt Money Fund	1	2018	2018	2013	2013	2013	2013	1992
Tax-Free High Yield Fund	1	2018	2018	2013	2013	2013	2013	1992
Tax-Free Income Fund	1	2018	2018	2013	2013	2013	2013	1992
Tax-Free Short-Intermediate Fund	1	2018	2018	2013	2013	2013	2013	1992
Total Return Fund	1	2018	2018	2016	2016	2016	2016	2016
U.S. Equity Research Fund	1	2018	2018	2013	2012	2013	2012	2001
U.S. Large-Cap Core Fund	1	2018	2018	2013	2012	2013	2012	2009
U.S. Treasury Funds	3	2018	2018	2013	2013	2013	2013	1992
Value Fund	1	2018	2018	2013	2012	2013	2012	2001

Corporation	Number of Portfolios	Interested Directors
		Oestreicher	Sharps
Balanced Fund	1	2018	2017
Blue Chip Growth Fund	1	2018	2017
Capital Appreciation Fund	1	2018	2017
Communications & Technology Fund	1	2018	2017
Corporate Income Fund	1	2018	2019
Credit Opportunities Fund	1	2018	2019
Diversified Mid-Cap Growth Fund	1	2018	2017
Dividend Growth Fund	1	2018	2017
Equity Funds	5	2018	2017
Equity Income Fund	1	2018	2017
Financial Services Fund	1	2018	2017
Floating Rate Fund	1	2018	2019
Global Allocation Fund	1	2018	2017
Global Funds	4	2018	2017
Global Multi-Sector Bond Fund	1	2018	2019
Global Real Estate Fund	1	2018	2017
Global Technology Fund	1	2018	2017
GNMA Fund	1	2018	2019
Government Money Fund	1	2018	2019
Growth & Income Fund	1	2018	2017
Growth Stock Fund	1	2018	2017
Health Sciences Fund	1	2018	2017
High Yield Fund	2	2018	2019
Index Trust	5	2018	2017
Inflation Protected Bond Fund	1	2018	2019
Institutional Income Funds	4	2018	2019

Corporation	Number of Portfolios	Interested Directors
		Oestreicher	Sharps
Intermediate Tax-Free High Yield Fund	1	2018	2019
International Funds	28	2018	2017
International Index Fund	1	2018	2017
Limited Duration Inflation Focused Bond Fund	1	2018	2019
Mid-Cap Growth Fund	1	2018	2017
Mid-Cap Value Fund	1	2018	2017
Multi-Sector Account Portfolios	6	2018	2019
Multi-Strategy Total Return Fund	1	2018	2017
New America Growth Fund	1	2018	2017
New Era Fund	1	2018	2017
New Horizons Fund	1	2018	2017
New Income Fund	1	2018	2019
QM U.S. Bond Index Fund	1	2018	2019
Quantitative Management Funds	4	2018	2017
Real Assets Fund	1	2018	2017
Real Estate Fund	1	2018	2017
TRP Reserve Funds	5	2018	2019
Retirement Funds	42	2018	2017
Science & Technology Fund	1	2018	2017
Short-Term Bond Fund	3	2018	2019
Small-Cap Stock Fund	1	2018	2017
Small-Cap Value Fund	1	2018	2017
Spectrum Funds	3	2018	2017
Spectrum Funds II	3	2018	2017
State Tax-Free Funds	10	2018	2019
Summit Income Funds	1	2018	2019
Summit Municipal Funds	2	2018	2019
Tax-Efficient Funds	1	2018	2017
Tax-Exempt Money Fund	1	2018	2019
Tax-Free High Yield Fund	1	2018	2019
Tax-Free Income Fund	1	2018	2019
Tax-Free Short-Intermediate Fund	1	2018	2019
Total Return Fund	1	2018	2019
U.S. Equity Research Fund	1	2018	2017
U.S. Large-Cap Core Fund	1	2018	2017
U.S. Treasury Funds	3	2018	2019
Value Fund	1	2018	2017

Below is a table that sets forth certain information, as of August 31, 2020, concerning each person deemed to be an officer of the Price Funds.

Officers

Fund	Name	Position Held With Fund
All funds	David Oestreicher	Director, Principal Executive Officer, and Executive Vice President
	Alan S. Dupski	Principal Financial Officer, Vice President, and Treasurer
	John R. Gilner	Chief Compliance Officer
	Darrell N. Braman	Vice President
	Gary J. Greb	Vice President
	Paul J. Krug	Vice President
	Fran M. Pollack-Matz	Vice President and Secretary
	Megan Warren	Vice President
	Shannon Hofher Rauser	Assistant Secretary

Below is a table that sets forth certain information, organized by fund, concerning each person deemed to be an officer of each fund. Information is provided as of August 31, 2020.

Fund	Name	Position Held With Fund
Balanced Fund	Charles M. Shriver	Co-President
	Toby M. Thompson	Co-President
	Kimberly E. DeDominicis	Vice President
	Mark S. Finn	Vice President
	Robert M. Larkins	Vice President
	Wyatt A. Lee	Vice President
	Raymond A. Mills	Vice President
	Sebastien Page	Vice President
	Larry J. Puglia	Vice President
	Rodney M. Rayburn	Vice President
	Guido F. Stubenrauch	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Blue Chip Growth Fund	Larry J. Puglia	President
	Jason R. Adams	Vice President
	Ziad Bakri	Vice President
	Peter J. Bates	Vice President
	Eric L. DeVilbiss	Vice President
	Greg Dunham	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Thomas J. Huber	Vice President
	George A. Marzano	Vice President
	David L. Rowlett	Vice President
	Emily C. Scudder	Vice President
	Robert W. Sharps	Vice President
	Weijie Si	Vice President
	Taymour R. Tamaddon	Vice President
	Alan Tu	Vice President
	Justin P. White	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)
Capital Appreciation Fund	David R. Giroux	President
	Paul Y. Cho	Vice President
	Shawn T. Driscoll	Vice President
	Jon M. Friar	Vice President
	Paul D. Greene II	Vice President
	Vidya Kadiyam	Vice President
	Steven D. Krichbaum	Vice President
	Paul M. Massaro	Vice President
	Adam Poussard	Vice President
	Vivek Rajeswaran	Vice President
	Farris G. Shuggi	Vice President
	Brian Solomon	Vice President
	Gabriel Solomon	Vice President
	Chen Tian	Vice President
	Tamara P. Wiggs	Vice President
	Ashley R. Woodruff	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Communications & Technology Fund	James Stillwagon	President
	Paul Y. Cho	Vice President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President
	Joseph B. Fath	Vice President
	Paul D. Greene II	Vice President
	Sam Johnson	Vice President
	Jacqueline L. Liu	Vice President
	Ross MacMillan	Vice President
	Jennifer Martin	Vice President
	Daniel Martino	Vice President
	Philip A. Nestico	Vice President
	Alan Tu	Vice President
	Justin P. White	Vice President
	Christopher S. Whitehouse	Vice President
	Yan Zhang	Vice President
(For remaining officers, refer to the “All funds” table)
Corporate Income Fund	Steve Boothe	Co-President
	Lauren T. Wagandt	Co-President
	Michael P. Daley	Vice President
	Michael J. Grogan	Vice President
	Michael Lambe	Vice President
	Matthew Lawton	Vice President
	Samy B. Muaddi	Vice President
	Alexander S. Obaza	Vice President
	Miso Park	Vice President
	Theodore E. Robson	Vice President
	Elliot J. Shue	Vice President
	Jeanny Silva	Vice President
	Tyrone Smith	Vice President
	Mark Stodden	Vice President
	Robert D. Thomas	Vice President
	Wesley Ross Trowbridge	Vice President
	Mitch Unger	Vice President
	Bineesha Wickremarachchi	Vice President
	J. Howard Woodward	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Credit Opportunities Fund	Rodney M. Rayburn	President
	Jason A. Bauer	Vice President
	Carson R. Dickson	Vice President
	Daniel Fox	Vice President
	Michael T. Hyland	Vice President
	Brian A. Rubin	Vice President
	Reena Tilva	Vice President
	Michael J. Trivino	Vice President
	David A. Yatzeck	Vice President
(For remaining officers, refer to the “All funds” table)
Diversified Mid-Cap Growth Fund	Donald J. Peters	President
	Donald J. Easley	Executive Vice President
	Jason R. Adams	Vice President
	Kennard W. Allen	Vice President
	Brian W.H. Berghuis	Vice President
	Anne Daub	Vice President
	Jodi Love	Vice President
	Matt Mahon	Vice President
	Sudhir Nanda	Vice President
	Christian M. O’Neill	Vice President
	John F. Wakeman	Vice President
	Ashley R. Woodruff	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)
Dividend Growth Fund	Thomas J. Huber	President
	Jason R. Adams	Vice President
	Peter J. Bates	Vice President
	Andrew S. Davis	Vice President
	Jon M. Friar	Vice President
	Ryan S. Hedrick	Vice President
	Jeffrey Rottinghaus	Vice President
	Weijie Si	Vice President
	Gabriel Solomon	Vice President
	Jon D. Wood	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Equity Funds	Robert W. Sharps	President
Institutional Large-Cap Core Growth Fund	Francisco M. Alonso	Executive Vice President
Institutional Mid-Cap Equity Growth Fund	Brian W.H. Berghuis	Executive Vice President
Institutional Small-Cap Stock Fund	Mark S. Finn	Executive Vice President
Large-Cap Growth Fund	Ann M. Holcomb	Executive Vice President
Large-Cap Value Fund	John D. Linehan	Executive Vice President
	Heather K. McPherson	Executive Vice President
	Joshua Nelson	Executive Vice President
	Jason B. Polun	Executive Vice President
	Larry J. Puglia	Executive Vice President
	Taymour R. Tamaddon	Executive Vice President
	Thomas H. Watson	Executive Vice President
	Curt J. Organt	Vice President
	Ken D. Uematsu	Vice President
	J. David Wagner	Vice President
	John F. Wakeman	Vice President
(For remaining officers, refer to the “All funds” table)
Equity Income Fund	John D. Linehan	President
	Jason R. Adams	Vice President
	Mark S. Finn	Vice President
	Ryan S. Hedrick	Vice President
	Jon R. Hussey	Vice President
	Shinwoo Kim	Vice President
	Matt Mahon	Vice President
	Daniel Martino	Vice President
	George A. Marzano	Vice President
	Heather K. McPherson	Vice President
	Preeta Ragavan	Vice President
	Melanie A. Rizzo	Vice President
	Farris G. Shuggi	Vice President
	Matthew J. Snowling	Vice President
	James Stillwagon	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Financial Services Fund	Gabriel Solomon	President
	Elias Chrysostomou	Vice President
	Vincent M. DeAugustino	Vice President
	Christopher T. Fortune	Vice President
	Jon M. Friar	Vice President
	Nina P. Jones	Vice President
	Takanori Kobayashi	Vice President
	Gregory Locraft	Vice President
	Joseph R. Mlinac	Vice President
	Matthew J. Snowling	Vice President
	Preeta Ragavan	Vice President
	Zenon Voyiatzis	Vice President
	Tamara P. Wiggs	Vice President
(For remaining officers, refer to the “All funds” table)
Floating Rate Fund	Paul M. Massaro	President
	Jason A. Bauer	Vice President
	Brian E. Burns	Vice President
	Michael F. Connelly	Vice President
	Stephen M. Finamore	Vice President
	Justin T. Gerbereux	Vice President
	David R. Giroux	Vice President
	Michael J. McGonigle	Vice President
	Brian A. Rubin	Vice President
	Michael J. Trivino	Vice President
	Rebecca Willey	Assistant Vice President
(For remaining officers, refer to the “All funds” table)
Global Funds	Christopher D. Alderson	President
Global Value Equity Fund	Oliver D.M. Bell	Executive Vice President
Institutional Emerging Markets Bond Fund	R. Scott Berg	Executive Vice President
Institutional Emerging Markets Equity Fund	Richard N. Clattenburg	Executive Vice President
Institutional International Disciplined Equity Fund	Michael J. Conelius	Executive Vice President
	David J. Eiswert	Executive Vice President
	Sebastien Mallet	Executive Vice President
	Raymond A. Mills	Executive Vice President
	Samy B. Muaddi	Executive Vice President
	Joshua Nelson	Executive Vice President
	Jason Nogueira	Executive Vice President
	Gonzalo Pangaro	Executive Vice President
	Federico Santilli	Executive Vice President
	Ulle Adamson	Vice President
	Roy H. Adkins	Vice President
	Kennard W. Allen	Vice President
	Paulina Amieva	Vice President
	Malik S. Asif	Vice President
	Ziad Bakri	Vice President
	Harishankar Balkrishna	Vice President

Fund	Name	Position Held With Fund
	Sheena L. Barbosa	Vice President
	Peter J. Bates	Vice President
	Steve Boothe	Vice President
	Peter I. Botoucharov	Vice President
	Tala Boulos	Vice President
	Carolyn Hoi Che Chu	Vice President
	Archibald Ciganer	Vice President
	Richard de los Reyes	Vice President
	Iona Dent	Vice President
	Maria Elena Drew	Vice President
	Shawn T. Driscoll	Vice President
	Bridget A. Ebner	Vice President
	Mark S. Finn	Vice President
	Aaron Gifford	Vice President
	Paul D. Greene II	Vice President
	Benjamin Griffiths	Vice President
	Richard L. Hall	Vice President
	Amanda B. Hall	Vice President
	Nabil Hanano	Vice President
	Jeffrey Holford	Vice President
	Stefan Hubrich	Vice President
	Arif Husain	Vice President
	Randal S. Jenneke	Vice President
	Nina P. Jones	Vice President
	Yoichiro Kai	Vice President
	Jai Kapadia	Vice President
	Andrew J. Keirle	Vice President
	Christopher J. Kushlis	Vice President
	Mark J. Lawrence	Vice President
	Johannes Loefstrand	Vice President
	Anh Lu	Vice President
	Jennifer Martin	Vice President
	Daniel Martino	Vice President
	Eric C. Moffett	Vice President
	Tobias F. Mueller	Vice President
	Sudhir Nanda	Vice President
	Kenneth A. Orchard	Vice President
	Oluwaseun A. Oyegunle	Vice President
	Sebastian Schrott	Vice President
	Robert W. Sharps	Vice President
	Bin Shen	Vice President
	John C.A. Sherman	Vice President
	Gabriel Solomon	Vice President
	Scott D. Solomon	Vice President
	Joshua K. Spencer	Vice President
	Taymour R. Tamaddon	Vice President

Fund	Name	Position Held With Fund
	Dean Tenerelli	Vice President
	Eric L. Veiel	Vice President
	Rupinder Vig	Vice President
	Zenon Voyiatzis	Vice President
	Verena E. Wachnitz	Vice President
	Dai Wang	Vice President
	Christopher S. Whitehouse	Vice President
	Marta Yago	Vice President
	Ernest C. Yeung	Vice President
(For remaining officers, refer to the “All funds” table)
Global Allocation Fund	Charles M. Shriver	Co-President
	Toby M. Thompson	Co-President
	Stephen L. Bartolini	Vice President
	Robert L. Harlow	Vice President
	Stefan Hubrich	Vice President
	Robert M. Larkins	Vice President
	Sean P. McWilliams	Vice President
	Robert A. Panariello	Vice President
(For remaining officers, refer to the “All funds” table)
Global Multi-Sector Bond Fund	Kenneth A. Orchard	President
	Steve Boothe	Vice President
	Christopher P. Brown, Jr.	Vice President
	Michael J. Conelius	Vice President
	Michael F. Connelly	Vice President
	Michael Della Vedova	Vice President
	Quentin S. Fitzsimmons	Vice President
	Arif Husain	Vice President
	Keir R. Joyce	Vice President
	Andrew J. Keirle	Vice President
	Samy B. Muaddi	Vice President
	Saurabh Sud	Vice President
	Ju Yen Tan	Vice President
	Susan G. Troll	Vice President
	J. Howard Woodward	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Global Real Estate Fund	Nina P. Jones	President
	Richard N. Clattenburg	Vice President
	Jai Kapadia	Vice President
	Takanori Kobayashi	Vice President
	Robert J. Marcotte	Vice President
	Raymond A. Mills	Vice President
	Philip A. Nestico	Vice President
	Dante Pearson	Vice President
	Preeta Ragavan	Vice President
	Kim Tracey	Vice President
	Pavel Vedrov	Vice President
	Marta Yago	Vice President
(For remaining officers, refer to the “All funds” table)
Global Technology Fund	Alan Tu	President
	Kennard W. Allen	Vice President
	Christopher W. Carlson	Vice President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President
	Paul D. Greene II	Vice President
	Sam Johnson	Vice President
	Jacqueline L. Liu	Vice President
	Ross MacMillan	Vice President
	Jennifer Martin	Vice President
	Tobias F. Mueller	Vice President
	Dominic Rizzo	Vice President
	Emily C. Scudder	Vice President
	Joshua K. Spencer	Vice President
	Anthony B. Wang	Vice President
	Thomas H. Watson	Vice President
	Alison Mei Ling Yip	Vice President
(For remaining officers, refer to the “All funds” table)
GNMA Fund	Keir R. Joyce	President
	Scott Edwin Ackerman	Vice President
	Joseph Anastasio	Vice President
	Anil K. Andhavarapu	Vice President
	Brian J. Brennan	Vice President
	Christopher P. Brown, Jr.	Vice President
	Ramon R. de Castro	Vice President
	Alan D. Levenson	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Government Money Fund	Joseph K. Lynagh	President
	Douglas D. Spratley	Executive Vice President
	Colin T. Bando	Vice President
	M. Helena Condez	Vice President
	Stephanie A. Gentile	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
(For remaining officers, refer to the “All funds” table)
Growth & Income Fund	Jeffrey Rottinghaus	President
	Peter J. Bates	Vice President
	Shawn T. Driscoll	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Daniel Martino	Vice President
	Heather K. McPherson	Vice President
	Jason Nogueira	Vice President
	David L. Rowlett	Vice President
	Emily C. Scudder	Vice President
	Weijie Si	Vice President
	Gabriel Solomon	Vice President
(For remaining officers, refer to the “All funds” table)
Growth Stock Fund	Joseph B. Fath	President
	Andrew S. Davis	Vice President
	Eric L. DeVilbiss	Vice President
	Shawn T. Driscoll	Vice President
	David J. Eiswert	Vice President
	Jon M. Friar	Vice President
	Paul D. Greene II	Vice President
	Jodi Love	Vice President
	Ross MacMillan	Vice President
	David L. Rowlett	Vice President
	Robert W. Sharps	Vice President
	Taymour R. Tamaddon	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Health Sciences Fund	Ziad Bakri	President
	Anne Daub	Vice President
	Melissa C. Gallagher	Vice President
	John Hall	Vice President
	Jeffrey Holford	Vice President
	Rachel D. Jonas	Vice President
	Taymour R. Tamaddon	Vice President
	Jon D. Wood	Vice President
	Rouven J. Wool-Lewis	Vice President
	Nina Xu	Vice President
(For remaining officers, refer to the “All funds” table)
High Yield Fund	Andrew C. McCormick	President
High Yield Fund (a)	Kevin P. Loome	Executive Vice President
U.S. High Yield Fund (b)	Rodney M. Rayburn	Executive Vice President
	Jason A. Bauer	Vice President
	Michael F. Connelly	Vice President
	Michael Della Vedova	Vice President
	Charles Devereux	Vice President
	Carson R. Dickson	Vice President
	Devon Everhart	Vice President
	Matthew Fanandakis	Vice President
	Stephen M. Finamore	Vice President
	Daniel Fox	Vice President
	Justin T. Gerbereux	Vice President
	Gregg Gola	Vice President
	Michael T. Hyland	Vice President
	Paul M. Massaro	Vice President
	Todd Nocella	Vice President
	Brian A. Rubin	Vice President
	Reena Tilva	Vice President
	Michael J. Trivino	Vice President
	Douglas Zinser	Vice President
(For remaining officers, refer to the “All funds” table)
Index Trust	Alexa M. Gagliardi	President
Equity Index 500 Fund	E. Frederick Bair	Vice President
Extended Equity Market Index Fund	Neil Smith	Vice President
Mid-Cap Index Fund	Michael T. Wehn	Vice President
Small-Cap Index Fund
Total Equity Market Index Fund
U.S. Limited Duration TIPS Index Fund
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Inflation Protected Bond Fund	Stephen L. Bartolini	President
	Michael K. Sewell	Executive Vice President
	Brian J. Brennan	Vice President
	Geoffrey M. Hardin	Vice President
	Alan D. Levenson	Vice President
	Michael F. Reinartz	Vice President
	Christopher J. Temple	Vice President
	Susan G. Troll	Vice President
(For remaining officers, refer to the “All funds” table)
Institutional Income Funds	Paul M. Massaro	President
Institutional Cash Reserves Fund	Brian J. Brennan	Executive Vice President
Institutional Floating Rate Fund	Robert M. Larkins	Executive Vice President
Institutional High Yield Fund	Joseph K. Lynagh	Executive Vice President
Institutional Long Duration Credit Fund	Rodney M. Rayburn	Executive Vice President
	Douglas D. Spratley	Executive Vice President
	Colin T. Bando	Vice President
	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President
	Steve Boothe	Vice President
	Christopher P. Brown, Jr.	Vice President
	Brian E. Burns	Vice President
	M. Helena Condez	Vice President
	Michael J. Conelius	Vice President
	Michael F. Connelly	Vice President
	Michael P. Daley	Vice President
	Stephanie A. Gentile	Vice President
	Justin T. Gerbereux	Vice President
	David R. Giroux	Vice President
	Michael J. Grogan	Vice President
	Keir R. Joyce	Vice President
	Michael Lambe	Vice President
	Matthew Lawton	Vice President
	Yongheon Lee	Vice President
	Alan D. Levenson	Vice President
	Michael J. McGonigle	Vice President
	Cheryl A. Mickel	Vice President
	Samy B. Muaddi	Vice President
	Alexander S. Obaza	Vice President
	Miso Park	Vice President
	Theodore E. Robson	Vice President
	Brian A. Rubin	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
	Christopher J. Temple	Vice President
	Michael J. Trivino	Vice President
	Susan G. Troll	Vice President

Fund	Name	Position Held With Fund
	Lauren T. Wagandt	Vice President
	Bineesha Wickremarachchi	Vice President
	J. Howard Woodward	Vice President
	Rebecca Willey	Assistant Vice President
(For remaining officers, refer to the “All funds” table)
Intermediate Tax-Free High Yield Fund	James M. Murphy	President
	R. Lee Arnold, Jr.	Executive Vice President
	Colin T. Bando	Vice President
	Daniel Chihorek	Vice President
	Sarah J. Engle	Vice President
	Dylan Jones	Vice President
	Michael Kane	Vice President
	Marcy M. Lash	Vice President
	Konstantine B. Mallas	Vice President
	Hugh D. McGuirk	Vice President
(For remaining officers, refer to the “All funds” table)
International Funds	Christopher D. Alderson	President
Africa & Middle East Fund	Jason R. Adams	Executive Vice President
Asia Opportunities Fund	Ulle Adamson	Executive Vice President
China Evolution Equity Fund	Peter J. Bates	Executive Vice President
Dynamic Credit Fund	Oliver D.M. Bell	Executive Vice President
Dynamic Global Bond Fund	R. Scott Berg	Executive Vice President
Emerging Europe Fund	Archibald Ciganer	Executive Vice President
Emerging Markets Bond Fund	Richard N. Clattenburg	Executive Vice President
Emerging Markets Corporate Bond Fund	Michael J. Conelius	Executive Vice President
Emerging Markets Discovery Stock Fund	Michael Della Vedova	Executive Vice President
Emerging Markets Local Currency Bond Fund	David J. Eiswert	Executive Vice President
Emerging Markets Stock Fund	Benjamin Griffiths	Executive Vice President
European Stock Fund	Arif Husain	Executive Vice President
Global Consumer Fund	Andrew J. Keirle	Executive Vice President
Global Growth Stock Fund	Anh Lu	Executive Vice President
Global High Income Bond Fund	Raymond A. Mills	Executive Vice President
Global Impact Equity Fund	Eric C. Moffett	Executive Vice President
Global Industrials Fund	Samy B. Muaddi	Executive Vice President
Global Stock Fund	Tobias F. Mueller	Executive Vice President
International Bond Fund	Joshua Nelson	Executive Vice President
International Bond Fund (USD Hedged)	Jason Nogueira	Executive Vice President
International Disciplined Equity Fund	Kenneth A. Orchard	Executive Vice President
International Discovery Fund	Gonzalo Pangaro	Executive Vice President
International Stock Fund	Federico Santilli	Executive Vice President
International Value Equity Fund	Saurabh Sud	Executive Vice President
Japan Fund	Dean Tenerelli	Executive Vice President
Latin America Fund	Justin Thomson	Executive Vice President
New Asia Fund	Mark J. Vaselkiv	Executive Vice President
Overseas Stock Fund	Verena E. Wachnitz	Executive Vice President
	Ernest C. Yeung	Executive Vice President

Fund	Name	Position Held With Fund
	Mariel Abreu	Vice President
	Roy H. Adkins	Vice President
	Syed H. Ali	Vice President
	Kennard W. Allen	Vice President
	Paulina Amieva	Vice President
	Malik S. Asif	Vice President
	Ziad Bakri	Vice President
	Harishankar Balkrishna	Vice President
	Sheena L. Barbosa	Vice President
	Jason A. Bauer	Vice President
	Luis M. Baylac	Vice President
	Steve Boothe	Vice President
	Peter I. Botoucharov	Vice President
	Tala Boulos	Vice President
	Christopher P. Brown, Jr.	Vice President
	Sheldon Chan	Vice President
	Andrew Chang	Vice President
	Carolyn Hoi Che Chu	Vice President
	Michael F. Connelly	Vice President
	Andrew S. Davis	Vice President
	Richard de los Reyes	Vice President
	Iona Dent	Vice President
	Maria Elena Drew	Vice President
	Shawn T. Driscoll	Vice President
	Bridget A. Ebner	Vice President
	Dawei Feng	Vice President
	Ryan W Ferro	Vice President
	Mark S. Finn	Vice President
	Quentin S. Fitzsimmons	Vice President
	Melissa C. Gallagher	Vice President
	Justin T. Gerbereux	Vice President
	Aaron Gifford	Vice President
	Vishnu V. Gopal	Vice President
	Joel Grant	Vice President
	Paul D. Greene II	Vice President
	Gianluca Guicciardi	Vice President
	Richard L. Hall	Vice President
	Nabil Hanano	Vice President
	Daniel B. Hirsch	Vice President
	Jeffrey Holford	Vice President
	Stefan Hubrich	Vice President
	Hiromasa Ikeda	Vice President
	Tetsuji Inoue	Vice President
	Michael D. Jacobs	Vice President
	Randal S. Jenneke	Vice President
	Prashant G. Jeyaganesh	Vice President

Fund	Name	Position Held With Fund
	Nina P. Jones	Vice President
	Yoichiro Kai	Vice President
	Jacob H. Kann	Vice President
	Jai Kapadia	Vice President
	Takanori Kobayashi	Vice President
	Christopher J. Kushlis	Vice President
	Shengrong Lau	Vice President
	Mark J. Lawrence	Vice President
	Jacqueline L. Liu	Vice President
	Johannes Loefstrand	Vice President
	Sebastien Mallet	Vice President
	Jennifer Martin	Vice President
	Ryan Martyn	Vice President
	Jihong Min	Vice President
	Ivan Morozov	Vice President
	Philip A. Nestico	Vice President
	Michael Niedzielski	Vice President
	Sridhar Nishtala	Vice President
	Curt J. Organt	Vice President
	Paul T. O’Sullivan	Vice President
	Oluwaseun A. Oyegunle	Vice President
	Vivek Rajeswaran	Vice President
	Todd Reese	Vice President
	Melanie A. Rizzo	Vice President
	David L. Rowlett	Vice President
	Nikolaj Schmidt	Vice President
	Sebastian Schrott	Vice President
	Robert W. Sharps	Vice President
	Bin Shen	Vice President
	John C.A. Sherman	Vice President
	Gabriel Solomon	Vice President
	Scott D. Solomon	Vice President
	Joshua K. Spencer	Vice President
	David Stanley	Vice President
	Taymour R. Tamaddon	Vice President
	Ju Yen Tan	Vice President
	Sin Dee Tan	Vice President
	Siby Thomas	Vice President
	Rupinder Vig	Vice President
	Willem Visser	Vice President
	Chris Vost	Vice President
	Zenon Voyiatzis	Vice President
	David J. Wallack	Vice President
	Dai Wang	Vice President
	Hiroshi Watanabe	Vice President
	Clive M. Williams	Vice President

Fund	Name	Position Held With Fund
	J. Howard Woodward	Vice President
	Marta Yago	Vice President
	Benjamin T. Yeagle	Vice President
	Alison Mei Ling Yip	Vice President
	Eric Yuan	Vice President
	Wenli Zheng	Vice President
(For remaining officers, refer to the “All funds” table)
International Index Fund	Neil Smith	President
International Equity Index Fund	E. Frederick Bair	Vice President
	Alexa M. Gagliardi	Vice President
	Craig A. Thiese	Vice President
	Ken D. Uematsu	Vice President
	Michael T. Wehn	Vice President
(For remaining officers, refer to the “All funds” table)
Limited Duration Inflation Focused Bond Fund	Stephen L. Bartolini	President
	Michael K. Sewell	Executive Vice President
	Brian J. Brennan	Vice President
	Jerome A. Clark	Vice President
	Geoffrey M. Hardin	Vice President
	Wyatt A. Lee	Vice President
	Michael F. Reinartz	Vice President
	Christopher J. Temple	Vice President
	Susan G. Troll	Vice President
(For remaining officers, refer to the “All funds” table)
Mid-Cap Growth Fund	Brian W.H. Berghuis	President
	John F. Wakeman	Executive Vice President
	Shawn T. Driscoll	Vice President
	Donald J. Easley	Vice President
	Joseph B. Fath	Vice President
	Matt Mahon	Vice President
	Robert J. Marcotte	Vice President
	Jay S. Markowitz	Vice President
	Jason Nogueira	Vice President
	Joshua K. Spencer	Vice President
	Justin P. White	Vice President
	Ashley R. Woodruff	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Mid-Cap Value Fund	David J. Wallack	President
	Heather K. McPherson	Executive Vice President
	Christopher W. Carlson	Vice President
	Richard de los Reyes	Vice President
	Vincent M. DeAugustino	Vice President
	Mark S. Finn	Vice President
	Ryan S. Hedrick	Vice President
	Nina P. Jones	Vice President
	Melanie A. Rizzo	Vice President
	Gabriel Solomon	Vice President
	J. David Wagner	Vice President
	Justin P. White	Vice President
(For remaining officers, refer to the “All funds” table)
Multi-Sector Account Portfolios	Andrew C. McCormick	President
Emerging Markets Corporate Multi-Sector Account Portfolio	Steve Boothe	Executive Vice President
Emerging Markets Local Multi-Sector Account Portfolio	Michael F. Connelly	Executive Vice President
Floating Rate Multi-Sector Account Portfolio	Stephen M. Finamore	Executive Vice President
High Yield Multi-Sector Account Portfolio	Keir R. Joyce	Executive Vice President
Investment-Grade Corporate Multi-Sector Account Portfolio	Andrew J. Keirle	Executive Vice President
Mortgage-Backed Securities Multi-Sector Account Portfolio	Samy B. Muaddi	Executive Vice President
	Mariel Abreu	Vice President
	Scott Edwin Ackerman	Vice President
	Roy H. Adkins	Vice President
	Joseph Anastasio	Vice President
	Anil K. Andhavarapu	Vice President
	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President
	Peter I. Botoucharov	Vice President
	Tala Boulos	Vice President
	Brian J. Brennan	Vice President
	Christopher P. Brown, Jr.	Vice President
	Brian E. Burns	Vice President
	Sheldon Chan	Vice President
	Carolyn Hoi Che Chu	Vice President
	Michael J. Conelius	Vice President
	Michael P. Daley	Vice President
	Ramon R. de Castro	Vice President
	Justin T. Gerbereux	Vice President
	Aaron Gifford	Vice President
	David R. Giroux	Vice President
	Michael J. Grogan	Vice President
	Richard L. Hall	Vice President
	Arif Husain	Vice President
	Christopher J. Kushlis	Vice President
	Michael Lambe	Vice President
	Alan D. Levenson	Vice President

Fund	Name	Position Held With Fund
	Paul M. Massaro	Vice President
	Michael J. McGonigle	Vice President
	Ivan Morozov	Vice President
	Alexander S. Obaza	Vice President
	Kenneth A. Orchard	Vice President
	Miso Park	Vice President
	Rodney M. Rayburn	Vice President
	Theodore E. Robson	Vice President
	Brian A. Rubin	Vice President
	Jeanny Silva	Vice President
	David Stanley	Vice President
	Ju Yen Tan	Vice President
	Robert D. Thomas	Vice President
	Siby Thomas	Vice President
	Michael J. Trivino	Vice President
	Wesley Ross Trowbridge	Vice President
	Willem Visser	Vice President
	Lauren T. Wagandt	Vice President
	Bineesha Wickremarachchi	Vice President
	J. Howard Woodward	Vice President
	Rebecca Willey	Assistant Vice President
(For remaining officers, refer to the “All funds” table)
Multi-Strategy Total Return Fund	Richard de los Reyes	Co-President
	Stefan Hubrich	Co-President
	David R. Giroux	Vice President
	Arif Husain	Vice President
	John D. Linehan	Vice President
	Sebastien Page	Vice President
	Robert W. Sharps	Vice President
	Justin Thomson	Vice President
(For remaining officers, refer to the “All funds” table)
New America Growth Fund	Justin P. White	President
	Jason R. Adams	Vice President
	Ziad Bakri	Vice President
	Brian W.H. Berghuis	Vice President
	Shaun Michael Currie	Vice President
	Eric L. DeVilbiss	Vice President
	Shawn T. Driscoll	Vice President
	David L. Rowlett	Vice President
	Taymour R. Tamaddon	Vice President
	Craig A. Thiese	Vice President
	Ari Weisband	Vice President
	Ashley R. Woodruff	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
New Era Fund	Shawn T. Driscoll	President
	Richard de los Reyes	Vice President
	Donald J. Easley	Vice President
	Mark S. Finn	Vice President
	Ryan S. Hedrick	Vice President
	Jon R. Hussey	Vice President
	Shinwoo Kim	Vice President
	Matt Mahon	Vice President
	Ryan Martyn	Vice President
	Kevin Mastalerz	Vice President
	Heather K. McPherson	Vice President
	Christian M. O’Neill	Vice President
	John C. Qian	Vice President
	Thomas A. Shelmerdine	Vice President
	Craig A. Thiese	Vice President
	David J. Wallack	Vice President
(For remaining officers, refer to the “All funds” table)
New Horizons Fund	Joshua K. Spencer	President
	Francisco M. Alonso	Vice President
	Ziad Bakri	Vice President
	Brian W.H. Berghuis	Vice President
	Christopher W. Carlson	Vice President
	Andrew S. Davis	Vice President
	Greg Dunham	Vice President
	Jon M. Friar	Vice President
	Curt J. Organt	Vice President
	Dante Pearson	Vice President
	Alexander P. Roik	Vice President
	Weijie Si	Vice President
	Justin Thomson	Vice President
	Alan Tu	Vice President
	Ashley R. Woodruff	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
New Income Fund	Stephen L. Bartolini	President
	Steve Boothe	Vice President
	Brian J. Brennan	Vice President
	Christopher P. Brown, Jr.	Vice President
	Michael F. Connelly	Vice President
	Stephen M. Finamore	Vice President
	Geoffrey M. Hardin	Vice President
	Keir R. Joyce	Vice President
	Robert M. Larkins	Vice President
	Matthew Lawton	Vice President
	Alan D. Levenson	Vice President
	Samy B. Muaddi	Vice President
	Susan G. Troll	Vice President
(For remaining officers, refer to the “All funds” table)
QM U.S. Bond Index Fund	Robert M. Larkins	President
	Stephen L. Bartolini	Vice President
	Brian J. Brennan	Vice President
	Christopher P. Brown	Vice President
	Amit Deshpande	Vice President
	Yongheon Lee	Vice President
	Lauren T. Wagandt	Vice President
(For remaining officers, refer to the “All funds” table)
Quantitative Management Funds	Sudhir Nanda	President
QM Global Equity Fund	Prashant G. Jeyaganesh	Executive Vice President
QM U.S. Small & Mid-Cap Core Equity Fund	Vidya Kadiyam	Executive Vice President
QM U.S. Small-Cap Growth Equity Fund	Navneesh Malhan	Executive Vice President
QM U.S. Value Equity Fund	Farris G. Shuggi	Executive Vice President
	George Gao	Vice President
	Rinald Murataj	Vice President
	Jordan S. Pryor	Vice President
	Anthony Zhu	Vice President
(For remaining officers, refer to the “All funds” table)
Real Assets Fund	Richard Coghlan	Co-President
	Christopher Faulkner-MacDonagh	Co-President
	E. Frederick Bair	Vice President
	Stephen L. Bartolini	Vice President
	Richard de los Reyes	Vice President
	Shawn T. Driscoll	Vice President
	Matthew A. Howell	Vice President
	Nina P. Jones	Vice President
	Sebastien Page	Vice President
	Robert A. Panariello	Vice President
	Charles M. Shriver	Vice President
	J. Zachary Wood	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Real Estate Fund	Nina P. Jones	President
	Thomas J. Huber	Vice President
	Philip A. Nestico	Vice President
	Dante Pearson	Vice President
	Preeta Ragavan	Vice President
	Jane K. Rivers	Vice President
	Theodore E. Robson	Vice President
	Weijie Si	Vice President
	Brian Solomon	Vice President
(For remaining officers, refer to the “All funds” table)
TRP Reserve Investment Funds	Joseph K. Lynagh	President
Government Reserve Fund	Peter Boxx	Executive Vice President
Short-Term Fund	Douglas D. Spratley	Executive Vice President
Short-Term Government Fund	Colin T. Bando	Vice President
Transition Fund	M. Helena Condez	Vice President
Treasury Reserve Fund	Stephanie A. Gentile	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
(For remaining officers, refer to the “All funds” table)
Retirement Funds	Jerome A. Clark	Co-President
Retirement 2005 Fund	Kimberly E. DeDominicis	Co-President
Retirement 2010 Fund	Andrew G. Jacobs Van Merlen	Co-President
Retirement 2015 Fund	Wyatt A. Lee	Co-President
Retirement 2020 Fund	Christopher D. Alderson	Vice President
Retirement 2025 Fund	Francisco M. Alonso	Vice President
Retirement 2030 Fund	Stephen L. Bartolini	Vice President
Retirement 2035 Fund	David J. Eiswert	Vice President
Retirement 2040 Fund	Mark S. Finn	Vice President
Retirement 2045 Fund	David R. Giroux	Vice President
Retirement 2050 Fund	Arif Husain	Vice President
Retirement 2055 Fund	Sebastien Page	Vice President
Retirement 2060 Fund	Robert A. Panariello	Vice President
Retirement 2065 Fund	Robert W. Sharps	Vice President
Retirement Balanced Fund	Charles M. Shriver	Vice President
Retirement I 2005 Fund—I Class	Guido F. Stubenrauch	Vice President
Retirement I 2010 Fund—I Class	Justin Thomson	Vice President
Retirement I 2015 Fund—I Class	James A. Tzitzouris Jr.	Vice President
Retirement I 2020 Fund—I Class	J. David Wagner	Vice President
Retirement I 2025 Fund—I Class
Retirement I 2030 Fund—I Class
Retirement I 2035 Fund—I Class
Retirement I 2040 Fund—I Class
Retirement I 2045 Fund—I Class
Retirement I 2050 Fund—I Class

Fund	Name	Position Held With Fund
Retirement I 2055 Fund—I Class
Retirement I 2060 Fund—I Class
Retirement I 2065 Fund—I Class
Retirement Balanced I Fund—I Class
Retirement Income 2020 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund
Target 2035 Fund
Target 2040 Fund
Target 2045 Fund
Target 2050 Fund
Target 2055 Fund
Target 2060 Fund
Target 2065 Fund	(For remaining officers, refer to the “All funds” table)
Science & Technology Fund	Kennard W. Allen	President
	Greg Dunham	Vice President
	David J. Eiswert	Vice President
	Paul D. Greene II	Vice President
	Sam Johnson	Vice President
	Jacqueline L. Liu	Vice President
	Ross MacMillan	Vice President
	Dominic Rizzo	Vice President
	Emily C. Scudder	Vice President
	Joshua K. Spencer	Vice President
	James Stillwagon	Vice President
	Alan Tu	Vice President
	Anthony B. Wang	Vice President
	Thomas H. Watson	Vice President
	Alison Mei Ling Yip	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Short-Term Bond Fund	Cheryl A. Mickel	President
Short Duration Income Fund	Joseph K. Lynagh	Executive Vice President
Short-Term Bond Fund	Alexander S. Obaza	Executive Vice President
Ultra Short-Term Bond Fund	Michael F. Reinartz	Executive Vice President
	Stephen L. Bartolini	Vice President
	Jason T. Collins	Vice President
	M. Helena Condez	Vice President
	Michael P. Daley	Vice President
	Levent Demirekler	Vice President
	Stephanie A. Gentile	Vice President
	Charles B. Hill	Vice President
	Keir R. Joyce	Vice President
	Steven M. Kohlenstein	Vice President
	Chen Shao	Vice President
	Tyrone Smith	Vice President
	Douglas D. Spratley	Vice President
(For remaining officers, refer to the “All funds” table)
Small-Cap Stock Fund	Francisco M. Alonso	President
	Andrew S. Davis	Vice President
	Christopher T. Fortune	Vice President
	John Hall	Vice President
	Matt Mahon	Vice President
	Robert J. Marcotte	Vice President
	Rekha Marda	Vice President
	Jay S. Markowitz	Vice President
	Curt J. Organt	Vice President
	Robert T. Quinn, Jr.	Vice President
	Alexander P. Roik	Vice President
	J. David Wagner	Vice President
	Rouven J. Wool-Lewis	Vice President
	Nina Xu	Vice President
(For remaining officers, refer to the “All funds” table)
Small-Cap Value Fund	J. David Wagner	President
	Francisco M. Alonso	Vice President
	Christopher T. Fortune	Vice President
	Jon R. Hussey	Vice President
	Rekha Marda	Vice President
	Curt J. Organt	Vice President
	Robert T. Quinn, Jr.	Vice President
	Preeta Ragavan	Vice President
	Alexander P. Roik	Vice President
	Farris G. Shuggi	Vice President
	Nina Xu	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Spectrum Funds	Charles M. Shriver	Co-President
Spectrum Diversified Equity Fund	Toby M. Thompson	Co-President
Spectrum Income Fund	Christopher D. Alderson	Vice President
Spectrum International Equity Fund	Francisco M. Alonso	Vice President
	Stephen L. Bartolini	Vice President
	Jerome A. Clark	Vice President
	Kimberly E. DeDominicis	Vice President
	David J. Eiswert	Vice President
	Mark S. Finn	Vice President
	David R. Giroux	Vice President
	Arif Husain	Vice President
	Wyatt A. Lee	Vice President
	Sebastien Page	Vice President
	Robert A. Panariello	Vice President
	Robert W. Sharps	Vice President
	Guido F. Stubenrauch	Vice President
	Justin Thomson	Vice President
	J. David Wagner	Vice President
(For remaining officers, refer to the “All funds” table)
Spectrum Funds II	Charles M. Shriver	Co-President
Spectrum Conservative Allocation Fund	Toby M. Thompson	Co-President
Spectrum Moderate Allocation Fund	Christopher D. Alderson	Vice President
Spectrum Moderate Growth Allocation Fund	Francisco M. Alonso	Vice President
	E. Frederick Bair	Vice President
	Stephen L. Bartolini	Vice President
	Jerome A. Clark	Vice President
	Kimberly E. DeDominicis	Vice President
	David J. Eiswert	Vice President
	Mark S. Finn	Vice President
	David R. Giroux	Vice President
	Arif Husain	Vice President
	Wyatt A. Lee	Vice President
	Raymond A. Mills	Vice President
	Sebastien Page	Vice President
	Robert A. Panariello	Vice President
	Larry J. Puglia	Vice President
	Robert W. Sharps	Vice President
	Guido F. Stubenrauch	Vice President
	Justin Thomson	Vice President
	J. David Wagner	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
State Tax-Free Funds	Hugh D. McGuirk	President
California Tax-Free Bond Fund	Austin Applegate	Executive Vice President
California Tax-Free Money Fund	Charles B. Hill	Executive Vice President
Georgia Tax-Free Bond Fund	Joseph K. Lynagh	Executive Vice President
Maryland Short-Term Tax-Free Bond Fund	Konstantine B. Mallas	Executive Vice President
Maryland Tax-Free Bond Fund	Colin T. Bando	Vice President
Maryland Tax-Free Money Fund	Daniel Chihorek	Vice President
New Jersey Tax-Free Bond Fund	M. Helena Condez	Vice President
New York Tax-Free Bond Fund	Sarah J. Engle	Vice President
New York Tax-Free Money Fund	Alisa Fiumara-Yoch	Vice President
Virginia Tax-Free Bond Fund	Stephanie A. Gentile	Vice President
	Dylan Jones	Vice President
	Michael Kane	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	James T. Lynch	Vice President
	James M. Murphy	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
	Douglas D. Spratley	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)
Summit Income Funds	Joseph K. Lynagh	President
Cash Reserves Fund	Douglas D. Spratley	Executive Vice President
	Colin T. Bando	Vice President
	M. Helena Condez	Vice President
	Stephanie A. Gentile	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Summit Municipal Funds	Hugh D. McGuirk	President
Summit Municipal Income Fund	Charles B. Hill	Executive Vice President
Summit Municipal Intermediate Fund	Joseph K. Lynagh	Executive Vice President
	Konstantine B. Mallas	Executive Vice President
	Douglas D. Spratley	Executive Vice President
	Austin Applegate	Vice President
	R. Lee Arnold, Jr.	Vice President
	Colin T. Bando	Vice President
	Daniel Chihorek	Vice President
	M. Helena Condez	Vice President
	Sarah J. Engle	Vice President
	Alisa Fiumara-Yoch	Vice President
	Stephanie A. Gentile	Vice President
	Dylan Jones	Vice President
	Marcy M. Lash	Vice President
	Alan D. Levenson	Vice President
	James T. Lynch	Vice President
	Cheryl A. Mickel	Vice President
	James M. Murphy	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
	Timothy G. Taylor	Vice President
	Robert D. Thomas	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Efficient Funds	Donald J. Peters	President
Tax-Efficient Equity Fund	Kennard W. Allen	Vice President
	Ziad Bakri	Vice President
	Andrew S. Davis	Vice President
	Greg Dunham	Vice President
	Donald J. Easley	Vice President
	Weijie Si	Vice President
	Matthew J. Snowling	Vice President
	Alan Tu	Vice President
	Mark R. Weigman	Vice President
	Nina Xu	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Exempt Money Fund	Joseph K. Lynagh	President
	Colin T. Bando	Vice President
	M. Helena Condez	Vice President
	Stephanie A. Gentile	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
	Douglas D. Spratley	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Tax-Free High Yield Fund	James M. Murphy	President
	R. Lee Arnold, Jr.	Executive Vice President
	Colin T. Bando	Vice President
	Daniel Chihorek	Vice President
	Sarah J. Engle	Vice President
	Charles B. Hill	Vice President
	Michael Kane	Vice President
	Marcy M. Lash	Vice President
	Konstantine B. Mallas	Vice President
	Hugh D. McGuirk	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Free Income Fund	Konstantine B. Mallas	President
	R. Lee Arnold, Jr.	Vice President
	Sarah J. Engle	Vice President
	Charles B. Hill	Vice President
	Marcy M. Lash	Vice President
	James T. Lynch	Vice President
	Hugh D. McGuirk	Vice President
	James M. Murphy	Vice President
	Timothy G. Taylor	Vice President
(For remaining officers, refer to the “All funds” table)
Tax-Free Short-Intermediate Fund	Charles B. Hill	President
	Austin Applegate	Vice President
	Alisa Fiumara-Yoch	Vice President
	Dylan Jones	Vice President
	Marcy M. Lash	Vice President
	Joseph K. Lynagh	Vice President
	James T. Lynch	Vice President
	Hugh D. McGuirk	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
Total Return Fund	Christopher P. Brown, Jr.	President
	Stephen L. Bartolini	Vice President
	Jason A. Bauer	Vice President
	Brian J. Brennan	Vice President
	Oliver Gjoneski	Vice President
	Robert M. Larkins	Vice President
	Yongheon Lee	Vice President
	Kenneth A. Orchard	Vice President
	Saurabh Sud	Vice President
	Christopher J. Temple	Vice President
(For remaining officers, refer to the “All funds” table)
U.S. Equity Research Fund	Ann M. Holcomb	Co-President
	Joshua Nelson	Co-President
	Jason B. Polun	Co-President
	Thomas H. Watson	Co-President
	Kennard W. Allen	Vice President
	Peter J. Bates	Vice President
	Christopher W. Carlson	Vice President
	Ira W. Carnahan	Vice President
	Donald J. Easley	Vice President
	Joseph B. Fath	Vice President
	Mark S. Finn	Vice President
	Jon M. Friar	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Jason Nogueira	Vice President
	Jeffrey Rottinghaus	Vice President
	Matthew J. Snowling	Vice President
	Ken D. Uematsu	Vice President
	Justin P. White	Vice President
	Rouven J. Wool-Lewis	Vice President
(For remaining officers, refer to the “All funds” table)
U.S. Large-Cap Core Fund	Jeffrey Rottinghaus	President
	Peter J. Bates	Vice President
	Shawn T. Driscoll	Vice President
	Paul D. Greene II	Vice President
	Ryan S. Hedrick	Vice President
	Daniel Martino	Vice President
	Heather K. McPherson	Vice President
	Jason Nogueira	Vice President
	David L. Rowlett	Vice President
	Emily C. Scudder	Vice President
	Weijie Si	Vice President
	Gabriel Solomon	Vice President
(For remaining officers, refer to the “All funds” table)

Fund	Name	Position Held With Fund
U.S. Treasury Funds	Brian J. Brennan	President
U.S. Treasury Intermediate Index Fund	Joseph K. Lynagh	Executive Vice President
U.S. Treasury Long-Term Index Fund	Douglas D. Spratley	Executive Vice President
U.S. Treasury Money Fund	Colin T. Bando	Vice President
	Stephen L. Bartolini	Vice President
	M. Helena Condez	Vice President
	Stephanie A. Gentile	Vice President
	Geoffrey M. Hardin	Vice President
	Keir R. Joyce	Vice President
	Alan D. Levenson	Vice President
	Cheryl A. Mickel	Vice President
	Michael K. Sewell	Vice President
	Chen Shao	Vice President
	Jeanny Silva	Vice President
	Christopher J. Temple	Vice President
(For remaining officers, refer to the “All funds” table)
Value Fund	Mark S. Finn	President
	Peter J. Bates	Vice President
	Jason A. Bauer	Vice President
	Andrew S. Davis	Vice President
	Vincent M. DeAugustino	Vice President
	Ryan S. Hedrick	Vice President
	Jon R. Hussey	Vice President
	John D. Linehan	Vice President
	Jodi Love	Vice President
	Daniel Martino	Vice President
	Heather K. McPherson	Vice President
	Christian M. O’Neill	Vice President
	Weijie Si	Vice President
	Matthew Stevenson	Vice President
	Tamara P. Wiggs	Vice President
	Jon D. Wood	Vice President
(For remaining officers, refer to the “All funds” table)

(a) Effective April 1, 2020, James Stillwagon became the President of the fund.

(b) Certain officers of the corporation do not serve as officers with respect to the fund; the High Yield Fund’s officers are Andrew C. McCormick, Jason A. Bauer, Michael F. Connelly, Michael Della Vedova, Carson R. Dickson, Stephen M. Finamore, Daniel Fox, Justin T. Gerbereux, Michael T. Hyland, Paul M. Massaro, Rodney M. Rayburn, Brian A. Rubin, Reena Tilva, and Michael J. Trivino.

(c) Certain officers of the corporation do not serve as officers with respect to the fund; the U.S. High Yield Fund’s officers are Andrew C. McCormick, Charles Devereux, Devon Everhart, Matthew Fanandakis, Gregg Gola, Kevin P. Loome, and Douglas Zinser.

Below is a table that sets forth certain information, as of August 31, 2020, regarding each person deemed to be an officer of the Price Funds.

Officers

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Mariel Abreu, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Scott E. Ackerman, 1987 Assistant Vice President, T. Rowe Price	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Jason R. Adams, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, Equity Income Fund, and New America Growth Fund
Ulle Adamson, CFA, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Funds
Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Christopher D. Alderson, 1962 Director and Vice President, T. Rowe Price International; Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.	President, Global Funds and International Funds; Vice President, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Syed H. Ali, 1970 Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.	Vice President, International Funds
Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Science & Technology Fund; Vice President, Diversified Mid-Cap Growth Fund, Global Funds, Global Technology Fund, International Funds, Tax-Efficient Funds, and U.S. Equity Research Fund
Francisco M. Alonso, 1978 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Stock Fund; Executive Vice President, Equity Funds; Vice President, New Horizons Fund, Retirement Funds, Small-Cap Value Fund, Spectrum Funds, and Spectrum Funds II
Paulina Amieva, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds
Joseph Anastasio, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, RC Capital Markets (to 2018); Vice President, Nomura Securities International (to 2017)	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Anil K. Andhavarapu, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, State Tax-Free Funds; Vice President, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund
R. Lee Arnold, Jr., CFA, CPA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, Summit Municipal Funds and Tax-Free Income Fund
Malik S. Asif, 1981 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
E. Frederick Bair, CFA, CPA, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Index Trust, International Index Fund, Real Assets Fund, and Spectrum Funds II
Ziad Bakri, M.D., CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Global Funds, International Funds, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds
Harishankar Balkrishna, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Colin T. Bando, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Investment Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, and U.S. Treasury Funds

Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Stephen L. Bartolini, CFA, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and New Income Fund; Vice President, Global Allocation Fund, Institutional Income Funds, Multi-Sector Account Portfolios, QM U.S. Bond Index Fund, Real Assets Fund, Retirement Funds, Short-Term Bond Fund, Spectrum Funds, Spectrum Funds II, Total Return Fund, and U.S. Treasury Funds

Peter J. Bates, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Dividend Growth Fund, Global Funds, Growth & Income Fund, U.S. Equity Research Fund, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, Multi-Sector Account Portfolios, Total Return Fund, and Value Fund

Luis M. Baylac, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Oliver D.M. Bell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Global Funds and International Funds
R. Scott Berg, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company.	Executive Vice President, Global Funds and International Funds
Brian W.H. Berghuis, CFA, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Growth Fund; Executive Vice President, Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, and New Horizons Fund
Steve Boothe, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Co-President, Corporate Income Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Funds, Global Multi-Sector Bond Fund, Institutional Income Funds, International Funds, and New Income Fund

Peter Boxx, 1983 Employee, T. Rowe Price; formerly Portfolio Analyst and ETF Portfolio Analyst, Guggenheim Investments (to 2018)	Executive Vice President, TRP Reserve Funds
Peter I. Botoucharov, 1965 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Tala Boulos, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios

Darrell N. Braman, 1963

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Vice President, all Funds
Brian J. Brennan, CFA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, QM U.S. Bond Index Fund, and Total Return Fund

Christopher P. Brown, Jr., CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Total Return Fund; Vice President, Global Multi-Sector Bond Fund, GNMA Fund, Institutional Income Funds, International Funds, Multi-Sector Account Portfolios, New Income Fund, and QM U.S. Bond Index Fund

Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, Mid-Cap Value Fund, New Horizons Fund, and U.S. Equity Research Fund
Ira W. Carnahan, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, U.S. Equity Research Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Sheldon Chan, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Andrew Chang, 1983 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Daniel Chihorek, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, Municipal Research Analyst, GW&K Investment Management (to 2018)	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund
Paul Y. Cho, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Communications & Technology Fund
Elias Chrysostomou, CFA, 1980 Vice President, T. Rowe Price International; formerly Financials Sector Specialist, Lazard Asset Management (to 2019)	Vice President, Financial Services Fund
Carolyn Hoi Che Chu, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Archibald Ciganer, CFA, 1976 Director and Vice President, Price Japan; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Funds
Jerome A. Clark, CFA, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Co-President, Retirement Funds; Vice President, Limited Duration Inflation Focused Bond Fund, Spectrum Funds, and Spectrum Funds II
Richard N. Clattenburg, CFA, 1979 Vice President, Price Japan, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Global Funds and International Funds; Vice President, Global Real Estate Fund
Richard A. Coghlan, PhD., 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Real Assets Fund
Jason T. Collins, CFA 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
M. Helena Condez, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Michael J. Conelius, CFA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Global Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Michael F. Connelly, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Multi-Sector Account Portfolios; Vice President, Floating Rate Fund, Global Multi-Sector Bond Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and New Income Fund

Shaun M. Currie, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Kellogg School of Management, Northwestern University (to 2016)	Vice President, New America Growth Fund
Michael P. Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund

Anne Daub, 1973

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Analyst, Soros Fund Management LLC (to 2018); Senior Analyst, Citadel LLC (to 2017); Senior Analyst, Visium Asset Management LP (to 2016)

Vice President, Diversified Mid-Cap Growth Fund and Health Sciences Fund
Andrew S. Davis, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Growth Stock Fund, International Funds, New Horizons Fund, Small-Cap Stock Fund, Tax-Efficient Funds, and Value Fund
Vincent M. DeAugustino, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Mid-Cap Value Fund, and Value Fund
Ramon R. de Castro, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Co-President, Retirement Funds, Vice President, Balanced Fund, Spectrum Funds, and Spectrum Funds II
Richard de los Reyes, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Multi-Strategy Total Return Fund; Vice President, Global Funds, International Funds, Mid-Cap Value Fund, New Era Fund, and Real Assets Fund
Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Multi-Sector Bond Fund and High Yield Fund (serves only with respect to the High Yield Fund)
Levent Demirekler, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
Iona Dent, CFA, 1991 Employee, T. Rowe Price; formerly Associate, Equity Research, Deutsche Bank (to 2018)	Vice President, Global Funds and International Funds
Amit S. Deshpande, CFA, FRM, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head of Investment Risk, Charles Schwab Investment Management (to 2017)	Vice President, QM U.S. Bond Index Fund
Charles Devereux, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Eric L. DeVilbiss, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Growth Stock Fund, and New America Growth Fund
Carson R. Dickson, CFA, CPA, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund and High Yield Fund (serves only with respect to the High Yield Fund)
Maria Elena Drew, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Executive Director, Goldman Sachs Asset Management (to 2017)	Vice President, Global Funds and International Funds
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, New Era Fund; Vice President, Capital Appreciation Fund, Global Funds, Growth & Income Fund, Growth Stock Fund, International Funds, Mid-Cap Growth Fund, New America Growth Fund, Real Assets Fund, and U.S. Large-Cap Core Fund

Greg Dunham, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group	Vice President, Blue Chip Growth Fund, Communications & Technology Fund, Global Technology Fund, New Horizons Fund, Science & Technology Fund, and Tax-Efficient Funds
Alan S. Dupski, CPA, 1982 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Principal Financial Officer, Vice President, and Treasurer, all funds
Donald J. Easley, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Mid-Cap Growth Fund, New Era Fund, Tax-Efficient Funds, and U.S. Equity Research Fund
Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds
David J. Eiswert, CFA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Global Funds and International Funds; Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, Retirement Funds, Science & Technology Fund, Spectrum Funds, and Spectrum Funds II

Sarah J. Engle, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund
Devon Everhart, CFA, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Research Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Matthew Fanandakis, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Fixed Income Research Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Joseph B. Fath, CPA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth Stock Fund; Vice President, Communications & Technology Fund, Mid-Cap Growth Fund, and U.S. Equity Research Fund
Christopher Faulkner-MacDonagh, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Real Assets Fund
Dawei Feng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Head of China consumer in Equity Research, Credit Lyonnais Asia-Pacific (to 2018)	Vice President, International Funds
Ryan W. Ferro, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Stephen M. Finamore, CFA, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Multi-Sector Account Portfolios; Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), and New Income Fund
Mark S. Finn, CFA, CPA, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Value Fund; Executive Vice President, Equity Funds; Vice President, Balanced Fund, Equity Income Fund, Global Funds, International Funds, Mid-Cap Value Fund, New Era Fund, Retirement Funds, Spectrum Funds, Spectrum Funds II, and U.S. Equity Research Fund

Quentin S. Fitzsimmons, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund and International Funds
Alisa Fiumara-Yoch, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund
Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Daniel Fox, CFA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund and High Yield Fund (serves only with respect to the High Yield Fund)
Jon M. Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Dividend Growth Fund, Financial Services Fund, Growth Stock Fund, New Horizons Fund, and U.S. Equity Research Fund
Alexa M. Gagliardi, 1988 Vice President, T. Rowe Price and T. Rowe Price Trust Company	President, Index Trust; Vice President, International Index Fund
Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
George Gao, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Quantitative Management Funds
Stephanie A. Gentile, CFA, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Justin T. Gerbereux, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Aaron Gifford, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Strategist, Morgan & Stanley & Co. LLC (to 2017)	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds
David R. Giroux, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Capital Appreciation Fund; Vice President, Floating Rate Fund, Institutional Income Funds, Multi-Sector Account Portfolios, Multi-Strategy Total Return Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II

Oliver Gjoneski, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Total Return Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Gregg Gola, CFA, 1965 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Trader and Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Vishnu V. Gopal, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Joel Grant, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Gary J. Greb, 1961 Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Trust Company	Vice President, all funds
Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Communications & Technology Fund, Global Funds, Global Technology Fund, Growth & Income Fund, Growth Stock Fund, International Funds, Science & Technology Fund, U.S. Equity Research Fund, and U.S. Large-Cap Core Fund

Benjamin Griffiths, CFA, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds, Vice President, Global Funds
Michael J. Grogan, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Gianluca Guicciardi, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Amanda B. Hall, CFA, 1985 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds
John Hall, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Health Sciences Fund and Small-Cap Stock Fund
Richard L. Hall, 1979 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Nabil Hanano, CFA, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, New Income Fund, and U.S. Treasury Funds
Robert L. Harlow, CAIA, CFA, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Ryan S. Hedrick, CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group Inc.

Vice President, Blue Chip Growth Fund, Dividend Growth Fund, Equity Income Fund, Growth & Income Fund, Mid-Cap Value Fund, New Era Fund, U.S. Equity Research Fund, U.S. Large-Cap Core Fund, and Value Fund

Charles B. Hill, CFA, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Daniel B. Hirsch, CFA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Ann M. Holcomb, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, U.S. Equity Research Fund; Executive Vice President, Equity Funds
Jeffrey Holford, Ph.D., ACA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Jeffries Financial Group (to 2018)	Vice President, Global Funds, Health Sciences Fund, and International Funds
Matthew A. Howell, IMC, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Real Assets Fund
Thomas J. Huber, CFA, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund and Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Stefan Hubrich, Ph.D., CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Multi-Strategy Total Return Fund; Vice President, Global Allocation Fund, Global Funds, and International Funds
Arif Husain, CFA, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

Executive Vice President, International Funds; Vice President, Global Funds, Global Multi-Sector Bond Fund, Multi-Sector Account Portfolios, Multi-Strategy Total Return Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II

Jon R. Hussey, CFA, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, University of Chicago Booth School of Business (to 2016)	Vice President, Equity Income Fund, New Era Fund, Small-Cap Value Fund, and Value Fund
Michael T. Hyland, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund and High Yield Fund (serves only with respect to the High Yield Fund)
Hiromasa Ikeda, 1971 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Tetsuji Inoue, 1971 Vice President, Price Hong Kong, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
Michael D. Jacobs, 1971 Vice President, Price Japan, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
Andrew G. Jacobs van Merlen, 1978 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Co-President, Retirement Funds
Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, International Funds
Sam Johnson, 1992 Employee, T. Rowe Price	Vice President, Communications & Technology Fund, Global Technology Fund, and Science & Technology Fund
Rachel D. Jonas, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Sands Capital Management (to 2016)	Vice President, Health Sciences Fund
Dylan Jones, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund
Nina P. Jones, CPA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Global Real Estate Fund and Real Estate Fund; Vice President, Financial Services Fund, Global Funds, International Funds, Mid-Cap Value Fund, and Real Assets Fund
Keir R. Joyce, CFA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, GNMA Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds

Vidya Kadiyam, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds, Vice President, Capital Appreciation Fund
Yoichiro Kai, 1973 Vice President, Price Singapore, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Michael Kane, 1982 Vice President, T. Rowe Price; formerly Research Analyst, GW&K Investments (to 2019)	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, and Tax-Free High Yield Fund
Jacob H. Kann, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Funds, Global Real Estate Fund, and International Funds
Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Global Funds and Global Multi-Sector Bond Fund
Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund and New Era Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Takanori Kobayashi, 1981 Vice President, Price Japan, T. Rowe Price Group, Inc., and T. Rowe Price International; formerly Research Analyst, Allianz Global Investors (to 2017)	Vice President, Financial Services Fund, Global Real Estate Fund, and International Funds
Steven M. Kohlenstein, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
Stephen D. Krichbaum, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund
Paul J. Krug, CPA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, all funds
Christopher J. Kushlis, CFA, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios
Michael Lambe, CFA, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Robert M. Larkins, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, QM U.S. Bond Index Fund; Executive Vice President, Institutional Income Funds; Vice President, Balanced Fund, Global Allocation Fund, New Income Fund, and Total Return Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Shengrong Lau, 1982 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Matthew Lawton, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and New Income Fund
Wyatt A. Lee, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Retirement Funds; Vice President, Balanced Fund, Limited Duration Inflation Focused Bond Fund, Spectrum Funds, and Spectrum Funds II
Yongheon Lee, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional Income Funds, QM U.S. Bond Index Fund, and Total Return Fund
Alan D. Levenson, Ph.D., 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, GNMA Fund, Government Money Fund, Inflation Protected Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, CFA, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Equity Income Fund; Executive Vice President, Equity Funds; Vice President, Multi-Strategy Total Return Fund and Value Fund
Jacqueline L. Liu, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Technology Fund, International Funds, and Science & Technology Fund
Gregory Locraft, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund
Johannes Loefstrand, 1988 Vice President, and T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Kevin P. Loome, CFA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head of U.S. Credit, Henderson Global Investors (to 2017)	Executive Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)
Jodi Love, 1977 Vice President, T. Rowe Price; formerly Managing Director, Jennison Associates LLC (to 2019)	Vice President, Diversified Mid-Cap Growth Fund, Growth Stock Fund, and Value Fund
Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Joseph K. Lynagh, CFA, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Government Money Fund, TRP Reserve Funds, Summit Income Funds, and Tax-Exempt Money Fund; Executive Vice President, Institutional Income Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Municipal Funds, and U.S. Treasury Funds; Vice President, Tax-Free Short-Intermediate Fund

James T. Lynch, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Ross MacMillan, 1970 Vice President, T. Rowe Price; formerly Managing Director, RBC Capital Markets (to 2019)	Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, and Science & Technology Fund
Matt Mahon, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2016)	Vice President, Diversified Mid-Cap Growth Fund, Equity Income Fund, Mid-Cap Growth Fund, New Era Fund, and Small-Cap Stock Fund
Navneesh Malhan, CFA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds
Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Tax-Free Income Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund
Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Global Funds; Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Rekha Marda, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Jay Markowitz, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Funds, Global Technology Fund, and International Funds
Daniel Martino, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Equity Income Fund, Global Funds, Growth & Income Fund, U.S. Large-Cap Core Fund, and Value Fund
Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and New Era Fund
George A. Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and Equity Income Fund
Paul M. Massaro, CFA, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund and Institutional Income Funds; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Multi-Sector Account Portfolios

Kevin Mastalerz, 1984 Employee, T. Rowe Price	Vice President, New Era Fund
Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, High Yield Fund and Multi-Sector Account Portfolios
Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Hugh D. McGuirk, CFA, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Heather K. McPherson, CPA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Equity Funds and Mid-Cap Value Fund; Vice President, Equity Income Fund, Growth & Income Fund, New Era Fund, U.S. Large-Cap Core Fund, and Value Fund
Sean P. McWilliams, 1988 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Cheryl A. Mickel, CFA, 1967 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Short-Term Bond Fund; Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Raymond A. Mills, Ph.D., CFA, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Global Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Spectrum Funds II
Jihong Min, 1979 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Joseph R. Mlinac, CFA, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund
Eric C. Moffett, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Funds
Ivan Morozov, CFA, 1987 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and Multi-Sector Account Portfolios
Samy B. Muaddi, CFA, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Global Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, and New Income Fund

Tobias F. Mueller, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Funds and Global Technology Fund
Rinald Murataj, Ph.D., 1989 Employee, T. Rowe Price; formerly student and Alpha Researcher, Cornell University (to 2018)	Vice President, Quantitative Management Funds
James M. Murphy, CFA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund
Sudhir Nanda, Ph.D., CFA, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Quantitative Management Funds; Vice President, Diversified Mid-Cap Growth Fund and Global Funds
Joshua Nelson, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Co-President, U.S. Equity Research Fund; Executive Vice President, Equity Funds, Global Funds, and International Funds
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Real Estate Fund, International Funds, and Real Estate Fund
Michael Niedzielski, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Sridhar Nishtala, 1975 Director and Vice President, Price Singapore, Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds
Todd Nocella, CFA, 1981 Vice President, T. Rowe Price	Vice President, High Yield Fund (serves only with respect to the High Yield Fund)
Jason Nogueira, CFA, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Global Funds and International Funds; Vice President, Growth & Income Fund, Mid-Cap Growth Fund, U.S. Equity Research Fund, and U.S. Large-Cap Core Fund
Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Short-Term Bond Fund; Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christian M. O’Neill, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Mid-Cap Growth Fund, New Era Fund, and Value Fund
Kenneth A. Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	President, Global Multi-Sector Bond Fund; Executive Vice President, International Funds; Vice President, Global Funds, Multi-Sector Account Portfolios, and Total Return Fund
Curt J. Organt, CFA, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Funds, International Funds, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Paul T. O’Sullivan, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Oluwaseun A. Oyegunle, CFA, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Sebastien Page, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Multi-Strategy Total Return Fund, Real Assets Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund, Real Assets Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Gonzalo Pangaro, CFA, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Global Funds and International Funds
Miso Park, CFA, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Dante Pearson, 1990 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Equity Analyst Intern, MFS (to 2016)	Vice President, Global Real Estate Fund, New Horizons Fund, and Real Estate Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Fran M. Pollack-Matz, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc.	Vice President and Secretary, all Funds
Jason B. Polun, CFA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, U.S. Equity Research Fund; Executive Vice President, Equity Funds
Adam Poussard, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund
Jordan S. Pryor, 1991 Vice President, T. Rowe Price	Vice President, Quantitative Management Funds
Larry J. Puglia, CFA, CPA, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Blue Chip Growth Fund; Executive Vice President, Equity Funds; Vice President, Balanced Fund and Spectrum Funds II
John C. Qian, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly summer intern, T. Rowe Price (to 2016)	Vice President, New Era Fund
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Preeta Ragavan, CFA, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Financial Services Fund, Global Real Estate Fund, Real Estate Fund, and Small-Cap Value Fund
Vivek Rajeswaran, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and International Funds
Shannon Hofher Rauser, 1987 Assistant Vice President, T. Rowe Price	Assistant Secretary, all funds
Rodney M. Rayburn, CFA, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Credit Opportunities Fund; Executive Vice President, High Yield Fund (serves only with respect to the High Yield Fund) and Institutional Income Funds; Vice President, Balanced Fund and Multi-Sector Account Portfolios

Todd Reese, 1990 Employee, T. Rowe Price; formerly Investment Analyst, Trian Fund Management (to 2016)	Vice President, International Funds
Michael F. Reinartz, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Short-Term Bond Fund; Vice President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund
Jane K. Rivers, CFA, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Real Estate Fund
Dominic Rizzo, 1993 Vice President, T. Rowe Price International	Vice President, Global Technology Fund and Science & Technology Fund
Melanie A. Rizzo, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, International Funds, and Mid-Cap Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Theodore E. Robson, CFA, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Real Estate Fund
Alexander P. Roik, CFA, 1991 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jeffrey Rottinghaus, CPA, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth & Income Fund and U.S. Large-Cap Core Fund; Vice President, Dividend Growth Fund and U.S. Equity Research Fund
David L. Rowlett, CFA, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Growth & Income Fund, Growth Stock Fund, International Funds, New America Growth Fund, and U.S. Large-Cap Core Fund
Brian A. Rubin, CPA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios
Federico Santilli, CFA, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Global Funds and International Funds
Nikolaj Schmidt, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds and International Funds
Emily C. Scudder, CFA, CPA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Global Technology Fund, Growth & Income Fund, Science & Technology Fund, and U.S. Large-Cap Core Fund
Michael K. Sewell, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund; Vice President, U.S. Treasury Funds
Chen Shao, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Thomas A. Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, New Era Fund
Bin Shen, CFA, 1987 Vice President, T. Rowe Price International	Vice President, Global Funds and International Funds
John C.A. Sherman, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds
Charles M. Shriver, CFA, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Co-President, Balanced Fund, Global Allocation Fund, Spectrum Funds, and Spectrum Funds II; Vice President, Real Assets Fund and Retirement Funds
Elliot J. Shue, CFA, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund
Farris G. Shuggi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, Capital Appreciation Fund, Equity Income Fund, and Small-Cap Value Fund
Weijie Si, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue-Chip Growth Fund, Dividend Growth Fund, Growth & Income Fund, New Horizons Fund, Real Estate Fund, Tax-Efficient Funds, U.S. Large-Cap Core Fund, and Value Fund
Jeanny Silva, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Corporate Income Fund, Government Money Fund, Institutional Income Funds, Multi-Sector Account Portfolios,

TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Neil Smith, 1972 Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	President, International Index Fund; Vice President, Index Trust

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Tyrone Smith, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Fixed Income Credit Trader, Aberdeen Asset Management Inc. (to 2018)	Vice President, Corporate Income Fund and Short-Term Bond Fund
Matthew J. Snowling, CFA, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Financial Services Fund, Tax-Efficient Funds, and U.S. Equity Research Fund
Brian Solomon, CFA, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Real Estate Fund
Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Financial Services Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Global Funds, Growth & Income Fund, International Funds, Mid-Cap Value Fund, and U.S. Large-Cap Core Fund

Scott D. Solomon, CFA, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds
Joshua K. Spencer, CFA, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Global Funds, Global Technology Fund, International Funds, Mid-Cap Growth Fund, and Science & Technology Fund
Douglas D. Spratley, CFA, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Executive Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Summit Income Funds, Summit Municipal Funds, and U.S. Treasury Funds, Vice President, Short-Term Bond Fund, State Tax-Free Funds, and Tax-Exempt Money Fund

David Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and Multi-Sector Account Portfolios
James Stillwagon, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Partner, Cat Rock Capital (to 2016)	President, Communications & Technology Fund; Vice President, Equity Income Fund and Science & Technology Fund
Matthew Stevenson, 1991 Employee, T. Rowe Price; formerly student, Columbia Business School (to 2019); Equity Research Associate, SunTrust Robinson Humphrey (to 2017)	Vice President, Value Fund
Mark Stodden, CFA, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Credit Analyst, Moody’s Investors Service (to 2018)	Vice President, Corporate Income Fund
Guido F. Stubenrauch, CFA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Saurabh Sud, CFA, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Vice President at PIMCO (to 2018)	Executive Vice President, International Funds; Vice President, Global Multi-Sector Bond Fund and Total Return Fund
Taymour R. Tamaddon, CFA, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Equity Funds; Vice President, Blue Chip Growth Fund, Global Funds, Growth Stock Fund, Health Sciences Fund, International Funds, and New America Growth Fund
Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, International Funds, and Multi-Sector Account Portfolios
Sin Dee Tan, CFA, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Timothy G. Taylor, CFA, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund
Christopher J. Temple, CFA, 1978 Vice President, T. Rowe Price	Vice President, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, Total Return Fund, and U.S. Treasury Funds
Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Funds
Craig A. Thiese, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Index Fund, New America Growth Fund, and New Era Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Multi-Sector Account Portfolios, and Summit Municipal Funds
Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Toby M. Thompson, CAIA, CFA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Co-President, Balanced Fund, Global Allocation Fund, Spectrum Funds, and Spectrum Funds II
Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Multi-Strategy Total Return Fund, New Horizons Fund, Retirement Funds, Spectrum Funds, and Spectrum Funds II
Chen Tian, 1993 Employee, T. Rowe Price	Vice President, Capital Appreciation Fund
Reena Tilva, CFA, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Vice President, Non-Investment Grade Credit Group, Neuberger Berman (to 2017)	Vice President, Credit Opportunities Fund and High Yield Fund (serves only with respect to the High Yield Fund)
Kim Tracey, 1969 Vice President, T. Rowe Price Group, Inc.; formerly Portfolio Manager, Colonial First State Global Asset Management (to 2018)	Vice President, Global Real Estate Fund
Michael J. Trivino, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios
Susan G. Troll, CPA, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, and New Income Fund
Wesley Ross Trowbridge, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The University of Chicago Booth School of Business (to 2017)	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios
Alan Tu, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Global Technology Fund; Vice President, Blue Chip Growth Fund, Communications & Technology Fund, New Horizons Fund, Science & Technology Fund, and Tax-Efficient Funds
James A. Tzitzouris, Jr., Ph.D., 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Retirement Funds
Ken D. Uematsu, CFA, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Equity Funds, International Index Fund, and U.S. Equity Research Fund
Mitchell Unger, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Research Analyst, NUVEEN, TIAA Investments (to 2018)	Vice President, Corporate Income Fund
Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, International Funds
Pavel Vedrov, 1990 Employee, T. Rowe Price	Vice President, Global Real Estate Fund
Eric L. Veiel, CFA, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Global Funds
Rupinder Vig, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Partner, Egerton Capital (to 2016)	Vice President, Global Funds and International Funds
Willem Visser, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Investment Analyst, NN Investment Partners (to 2017)	Vice President, International Funds and Multi-Sector Account Portfolios
Chris Vost, 1989 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Zenon Voyiatzis, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund, Global Funds, and International Funds
Verena E. Wachnitz, CFA, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Funds
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Corporate Income Fund; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios, and QM U.S. Bond Index Fund
J. David Wagner, CFA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Value Fund; Vice President, Equity Funds, Mid-Cap Value Fund, Retirement Funds, Small-Cap Stock Fund, Spectrum Funds, and Spectrum Funds II
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund and Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund
Anthony B. Wang, 1989 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Harvard Business School (to 2017)	Vice President, Global Technology Fund and Science & Technology Fund
Dai Wang, 1989 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Funds and International Funds

Megan Warren, 1968

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly Executive Director, JPMorgan Chase (to 2017)

Vice President, all funds
Hiroshi Watanabe, CFA, 1975 Director and Vice President, Price Japan; Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds
Thomas H. Watson, 1977 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, U.S. Equity Research Fund; Executive Vice President, Equity Funds; Vice President, Global Technology Fund, and Science & Technology Fund
Michael T. Wehn, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust and International Index Fund
Mark R. Weigman, CFA, CIC, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Tax-Efficient Funds
Ari Weisband, 1992 Employee, T. Rowe Price	Vice President, New America Growth Fund
Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New America Growth Fund; Vice President, Blue Chip Growth Fund, Communications & Technology Fund, Growth Stock Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, and U.S. Equity Research Fund
Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Communications & Technology Fund and Global Funds
Bineesha Wickremarachchi, CFA, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Rebecca Willey, 1987 Assistant Vice President, T. Rowe Price	Assistant Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
John M. Williams, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
J. Zachary Wood, CFA, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Real Assets Fund
Jon D. Wood, CFA, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Health Sciences Fund, and Value Fund
Ashley R. Woodruff, CFA, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, Mid-Cap Growth Fund, New America Growth Fund, and New Horizons Fund
J. Howard Woodward, CFA, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Rouven J. Wool-Lewis, Ph.D., 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Health Sciences Fund, Small-Cap Stock Fund, and U.S. Equity Research Fund
Nina Xu, 1987 Vice President, T. Rowe Price	Vice President, Health Sciences Fund, Small-Cap Stock Fund, Small-Cap Value Fund, and Tax-Efficient Funds
Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Funds, Global Real Estate Fund, and International Funds
David A. Yatzeck, 1981 Vice President, T. Rowe Price and T. Rowe Price Group	Vice President, Credit Opportunities Fund
Benjamin T. Yeagle, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Ernest C. Yeung, CFA, 1979 Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Global Funds
Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Eric Yuan, 1984 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly student, Columbia Business School (to 2016)	Vice President, International Funds
Yan Zhang, 1990 Employee, T. Rowe Price; formerly student, The University of Chicago Booth School of Business (to 2019); Equity Research Associate, Capital Group (to 2017)	Vice President, Communications & Technology Fund
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund and International Funds
Anthony Zhu, Ph.D., 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Columbia Business School (to 2016)	Vice President, Quantitative Management Funds
Douglas Zinser, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Research Analyst, Henderson Global Investors (to 2017)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Directors’ Compensation

Each independent director is paid $340,000 annually for his/her service on the Boards. The Chairman of the Boards, an independent director, receives an additional $165,000 annually for serving in this capacity. An independent director serving on the Joint Audit Committee receives an additional $30,000 annually for his/her service and the chairman of the Joint Audit Committee receives an additional $25,000 for his/her service. An independent director serving as a member of a Special Committee of the Independent Directors receives an additional $1,500 per meeting of the Special Committee (currently, no Special Committees have been assigned by the Boards). All of these fees are allocated to each fund on a pro-rata basis based on each fund’s net assets relative to the other funds.

The following table shows the total compensation that was received by the independent directors in the calendar year 2019, unless otherwise indicated. The independent directors of the funds do not receive any pension or retirement benefits from the funds or from T. Rowe Price. In addition, the officers and interested directors of the funds do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Bazemore	$341,667
Daniels	322,500
Duncan	333,333
Gerrard	472,500
McBride	327,500
Rouse	327,500
Schreiber	322,500
Tercek*	56,667

* Effective February 15, 2019, Mr. Tercek resigned as independent director of the Price Funds.

The following table shows the amounts paid by each fund to the independent directors based on accrued compensation in the calendar year 2019, unless otherwise indicated:

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Africa & Middle East Fund	$52	$49	$51	$72	$50	$50	$49	$9
Asia Opportunities Fund	50	47	49	69	48	48	47	8
Balanced Fund	1,743	1,646	1,699	2,411	1,670	1,670	1,646	286
Blue Chip Growth Fund	25,216	23,802	24,533	34,859	24,113	24,113	23,802	3,887
California Tax-Free Bond Fund	284	268	277	393	273	273	268	49
California Tax-Free Money Fund	24	22	23	33	23	23	22	4
Capital Appreciation Fund	13,841	13,072	13,468	19,143	13,238	13,238	13,072	2,188
Cash Reserves Fund	1,178	1,112	1,150	1,630	1,130	1,130	1,112	203
China Evolution Equity Fund(a)	2	2	2	2	2	2	2	—
Communications & Technology Fund	2,403	2,268	2,339	3,322	2,298	2,298	2,268	369
Corporate Income Fund	299	282	292	414	287	287	282	56
Credit Opportunities Fund	29	27	28	40	27	27	27	5
Diversified Mid-Cap Growth Fund	551	522	531	763	523	523	522	72
Dividend Growth Fund	4,575	4,327	4,428	6,331	4,356	4,356	4,327	659
Dynamic Credit Fund	11	10	10	15	10	10	10	1
Dynamic Global Bond Fund	1,767	1,670	1,729	2,448	1,699	1,699	1,670	328
Emerging Europe Fund	63	59	61	87	60	60	59	11
Emerging Markets Bond Fund	2,398	2,263	2,351	3,318	2,308	2,308	2,263	450
Emerging Markets Corporate Bond Fund	40	38	39	56	38	38	38	5
Emerging Markets Corporate Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Emerging Markets Local Currency Bond Fund	205	193	202	283	198	198	193	43
Emerging Markets Discovery Stock Fund	45	43	43	62	43	43	43	4

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Emerging Markets Local Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Emerging Markets Stock Fund	5,069	4,778	4,954	7,003	4,865	4,865	4,778	823
Equity Income Fund	8,209	7,748	8,022	11,354	7,880	7,880	7,748	1,410
Equity Index 500 Fund	11,837	11,171	11,539	16,366	11,338	11,338	11,171	1,917
European Stock Fund	389	368	381	539	374	374	368	67
Extended Equity Market Index Fund	362	341	353	500	347	347	341	59
Financial Services Fund	313	296	306	433	301	301	296	54
Floating Rate Fund	762	720	751	1,056	737	737	720	165
Floating Rate Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Georgia Tax-Free Bond Fund	162	153	157	224	155	155	153	26
Global Allocation Fund	280	264	272	387	268	268	264	45
Global Consumer Fund	8	8	8	11	8	8	8	1
Global Growth Stock Fund	185	175	180	256	177	177	175	28
Global High Income Bond Fund	51	48	50	71	49	49	48	8
Global Impact Equity Fund(c)	22	21	19	30	19	19	21	—
Global Industrials Fund	9	9	9	13	9	9	9	2
Global Multi-Sector Bond Fund	425	402	411	588	404	404	402	61
Global Real Estate Fund	57	54	56	79	55	55	54	10
Global Stock Fund	728	688	700	1,006	689	689	688	86
Global Technology Fund	1,975	1,862	1,932	2,729	1,897	1,897	1,862	330
Global Value Equity Fund	4	4	4	6	4	4	4	1
GNMA Fund	534	504	522	739	513	513	504	93
Government Money Fund	3,348	3,164	3,267	4,635	3,211	3,211	3,164	585
Government Reserve Fund	5,827	5,497	5,637	8,045	5,545	5,545	5,497	792
Growth & Income Fund	804	759	782	1,112	769	769	759	131
Growth Stock Fund	22,141	20,889	21,606	30,608	21,226	21,226	20,889	3,622
Health Sciences Fund	5,257	4,959	5,139	7,268	5,047	5,047	4,959	899
High Yield Fund	3,106	2,936	3,018	4,298	2,967	2,967	2,936	476
High Yield Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Inflation Protected Bond Fund	161	152	158	223	155	155	152	30
Institutional Cash Reserves Fund	345	326	337	477	331	331	326	62
Institutional Emerging Markets Bond Fund	187	177	183	259	180	180	177	32
Institutional Emerging Markets Equity Fund	735	694	719	1,017	706	706	694	127
Institutional Floating Rate Fund	1,638	1,547	1,617	2,270	1,586	1,586	1,547	357
Institutional High Yield Fund	604	570	588	835	578	578	570	99
Institutional International Disciplined Equity Fund	112	105	109	154	107	107	105	19

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Institutional Large-Cap Core Growth Fund	1,652	1,558	1,611	2,283	1,583	1,583	1,558	269
Institutional Long Duration Credit Fund	13	12	13	18	12	12	12	2
Institutional Mid-Cap Equity Growth Fund	3,085	2,910	3,007	4,264	2,955	2,955	2,910	491
Institutional Small-Cap Stock Fund	2,080	1,964	2,024	2,876	1,989	1,989	1,964	323
Intermediate Tax-Free High Yield Fund	23	21	22	31	22	22	21	4
International Bond Fund	598	563	592	827	581	581	563	126
International Bond Fund (USD Hedged)	2,459	2,326	2,393	3,406	2,352	2,352	2,326	406
International Disciplined Equity Fund	49	46	47	67	47	47	46	8
International Discovery Fund	3,172	2,995	3,094	4,387	3,040	3,040	2,995	527
International Equity Index Fund	233	220	228	322	224	224	220	40
International Stock Fund	5,935	5,602	5,791	8,208	5,690	5,690	5,602	982
International Value Equity Fund	4,396	4,149	4,309	6,083	4,231	4,231	4,149	827
Investment-Grade Corporate Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Japan Fund	306	289	299	423	294	294	289	52
Latin America Fund	242	228	237	334	232	232	228	42
Large-Cap Growth Fund	7,399	6,974	7,238	10,223	7,108	7,108	6,974	1,239
Large-Cap Value Fund	1,387	1,310	1,353	1,919	1,329	1,329	1,310	230
Limited Duration Inflation Focused Bond Fund	3,446	3,255	3,364	4,769	3,305	3,305	3,255	592
Maryland Short-Term Tax-Free Bond Fund	69	66	68	96	67	67	66	13
Maryland Tax-Free Bond Fund	975	921	951	1,349	934	934	921	164
Maryland Tax-Free Money Fund	32	30	32	45	31	31	30	6
Mid-Cap Growth Fund	13,198	12,458	12,856	18,249	12,634	12,634	12,458	2,105
Mid-Cap Index Fund	3	3	3	4	3	3	3	0
Mid-Cap Value Fund	5,181	4,888	5,068	7,164	4,978	4,978	4,888	897
Mortgage-Backed Securities Multi-Sector Account Portfolio(b)	—	—	—	—	—	—	—	—
Multi-Strategy Total Return Fund	25	24	25	35	24	24	24	5
New America Growth Fund	2,088	1,971	2,034	2,887	1,999	1,999	1,971	335
New Asia Fund	1,127	1,064	1,101	1,559	1,082	1,082	1,064	189
New Era Fund	1,427	1,346	1,397	1,973	1,372	1,372	1,346	249
New Horizons Fund	10,752	10,146	10,474	14,863	10,293	10,293	10,146	1,696
New Income Fund	10,369	9,791	10,150	14,351	9,968	9,968	9,791	1,890
New Jersey Tax-Free Bond Fund	190	180	186	264	182	182	180	31
New York Tax-Free Bond Fund	204	193	199	283	196	196	193	35

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
New York Tax-Free Money Fund	26	25	26	36	25	25	25	5
Overseas Stock Fund	6,901	6,511	6,740	9,542	6,621	6,621	6,511	1,160
QM Global Equity Fund	8	7	8	11	7	7	7	1
QM U.S. Bond Index Fund	482	455	471	667	463	463	455	84
QM U.S. Small & Mid-Cap Core Equity Fund	37	35	36	51	35	35	35	6
QM U.S. Small-Cap Growth Equity Fund	3,143	2,966	3,060	4,345	3,007	3,007	2,966	497
QM U.S. Value Equity Fund	8	8	8	12	9	8	8	1
Real Assets Fund	1,248	1,177	1,219	1,725	1,197	1,197	1,177	210
Real Estate Fund	1,653	1,557	1,628	2,285	1,597	1,597	1,557	327
Retirement 2005 Fund	551	520	540	763	530	530	520	99
Retirement 2010 Fund	1,654	1,561	1,620	2,288	1,590	1,590	1,561	299
Retirement 2015 Fund	2,638	2,490	2,586	3,650	2,539	2,539	2,490	483
Retirement 2020 Fund	7,532	7,107	7,381	10,420	7,247	7,247	7,107	1,373
Retirement 2025 Fund	7,030	6,634	6,881	9,724	6,758	6,758	6,634	1,253
Retirement 2030 Fund	8,870	8,371	8,679	12,270	8,524	8,524	8,371	1,566
Retirement 2035 Fund	5,465	5,157	5,346	7,558	5,251	5,251	5,157	959
Retirement 2040 Fund	6,241	5,889	6,106	8,632	5,996	5,996	5,889	1,094
Retirement 2045 Fund	3,562	3,362	3,483	4,927	3,421	3,421	3,362	616
Retirement 2050 Fund	2,991	2,823	2,922	4,137	2,870	2,870	2,823	512
Retirement 2055 Fund	1,530	1,444	1,491	2,116	1,465	1,465	1,444	250
Retirement 2060 Fund	296	280	286	409	282	282	280	42
Retirement 2065 Fund (d)	0	0	0	0	0	0	0	—
Retirement Balanced Fund	884	835	865	1,223	850	850	835	160
Retirement I 2005 Fund—I Class	102	97	99	141	97	97	97	16
Retirement I 2010 Fund—I Class	276	261	268	382	264	264	261	43
Retirement I 2015 Fund—I Class	535	505	520	740	511	511	505	84
Retirement I 2020 Fund—I Class	1,892	1,787	1,840	2,616	1,809	1,809	1,787	299
Retirement I 2025 Fund—I Class	1,966	1,857	1,906	2,718	1,875	1,875	1,857	289
Retirement I 2030 Fund—I Class	2,512	2,373	2,439	3,474	2,398	2,398	2,373	375
Retirement I 2035 Fund—I Class	1,665	1,573	1,614	2,303	1,587	1,587	1,573	240
Retirement I 2040 Fund—I Class	1,954	1,845	1,896	2,701	1,864	1,864	1,845	288
Retirement I 2045 Fund—I Class	1,207	1,140	1,168	1,668	1,149	1,149	1,140	169
Retirement I 2050 Fund—I Class	1,155	1,091	1,121	1,597	1,102	1,102	1,091	168
Retirement I 2055 Fund—I Class	532	503	514	735	505	505	503	71
Retirement I 2060 Fund—I Class	132	125	127	183	125	125	125	15

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Retirement I 2065 Fund—I Class (d)	0	0	0	0	0	0	0	—
Retirement Balanced I Fund—I Class	132	125	129	182	126	126	125	21
Retirement Income 2020 Fund	17	16	17	24	16	16	16	2
Science & Technology Fund	2,417	2,281	2,353	3,341	2,312	2,312	2,281	376
Short Duration Income Fund (e)	1	1	1	1	1	1	1	—
Short-Term Fund	1,804	1,695	1,793	2,491	1,756	1,756	1,695	373
Short-Term Bond Fund	2,220	2,096	2,171	3,072	2,133	2,133	2,096	393
Short-Term Government Fund	—	—	—	—	—	—	—	—
Small-Cap Index Fund	2	2	2	3	2	2	2	0
Small-Cap Stock Fund	4,034	3,807	3,935	5,577	3,866	3,866	3,807	656
Small-Cap Value Fund	3,965	3,741	3,870	5,482	3,802	3,802	3,741	658
Spectrum Conservative Allocation Fund	908	858	886	1,256	870	870	858	154
Spectrum Diversified Equity Fund	1,480	1,397	1,446	2,047	1,420	1,420	1,397	250
Spectrum Income Fund	2,714	2,563	2,651	3,756	2,604	2,604	2,563	470
Spectrum International Equity Fund	612	577	598	846	587	587	577	105
Spectrum Moderate Allocation Fund	970	916	946	1,342	929	929	916	160
Spectrum Moderate Growth Allocation Fund	1,043	986	1,013	1,444	996	996	986	165
Summit Municipal Income Fund	884	835	860	1,223	845	845	835	142
Summit Municipal Intermediate Fund	2,286	2,159	2,232	3,163	2,193	2,193	2,159	393
Target 2005 Fund	15	15	15	21	15	15	15	3
Target 2010 Fund	27	26	27	38	26	26	26	5
Target 2015 Fund	81	76	79	112	77	77	76	14
Target 2020 Fund	128	121	125	177	123	123	121	21
Target 2025 Fund	137	130	133	190	131	131	130	21
Target 2030 Fund	136	129	133	189	130	130	129	21
Target 2035 Fund	92	87	89	127	88	88	87	14
Target 2040 Fund	81	77	79	112	77	77	77	12
Target 2045 Fund	65	62	63	90	62	62	62	10
Target 2050 Fund	48	45	46	66	45	45	45	7
Target 2055 Fund	28	27	27	39	27	27	27	4
Target 2060 Fund	9	9	9	13	9	9	9	1
Target 2065 Fund (d)	0	0	0	0	0	0	0	—
Tax-Efficient Equity Fund	192	182	186	266	183	183	182	26
Tax-Exempt Money Fund	153	145	150	212	147	147	145	28
Tax-Free High Yield Fund	2,149	2,030	2,096	2,974	2,060	2,060	2,030	362
Tax-Free Income Fund	1,045	987	1,020	1,446	1,002	1,002	987	179

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek*
Tax-Free Short-Intermediate Fund	783	740	765	1,084	752	752	740	136
Total Equity Market Index Fund	773	730	753	1,069	740	740	730	125
Total Return Fund	20	19	19	28	19	19	19	3
Transition Fund (f)	1	1	1	1	1	1	2	1
Treasury Reserve Fund	1,603	1,510	1,558	2,212	1,531	1,531	1,510	238
U.S. Equity Research Fund	453	432	429	630	424	424	432	54
U.S. High Yield Fund	91	86	87	125	86	86	86	12
U.S. Large-Cap Core Fund	231	218	225	319	221	221	218	38
U.S. Limited Duration TIPS Index Fund (g)	0	0	0	0	0	0	0	—
U.S. Treasury Intermediate Index Fund	206	195	198	285	195	195	195	30
U.S. Treasury Long-Term Index Fund	2,208	2,087	2,157	3,058	2,119	2,119	2,087	397
U.S. Treasury Money Fund	2,416	2,282	2,353	3,342	2,313	2,313	2,282	405
Ultra Short-Term Bond Fund	549	519	532	760	523	523	519	82
Value Fund	9,970	9,411	9,730	13,789	9,559	9,559	9,411	1,662
Virginia Tax-Free Bond Fund	563	532	548	779	539	539	532	90

* Effective February 15, 2019, Mr. Tercek resigned as independent director of the Price Funds.

(a) Estimated for the period December 4, 2019, through December 31, 2019.

(b) Directors’ fees were paid by T. Rowe Price on behalf of the fund.

(c) Estimated for the period February 6, 2021, through December 31, 2021.

(d) Estimated for the period October 14, 2020, through December 31, 2020.

(e)  Estimated for the period December 9, 2020, through December 31, 2020.

(f) Estimated for the period December 2, 2020, through December 31, 2020.

(g) Estimated for the period November 3, 2020, through December 31, 2020.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and interested directors, as of December 31, 2019, unless otherwise indicated.

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None	None	None	None	None	None
Africa & Middle East Fund—I Class	None	None	None	None	None	None	None
Asia Opportunities Fund	None	None	None	None	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None	None	None	None	None
Asia Opportunities Fund—I Class	None	None	None	None	None	None	None
Balanced Fund	None	None	None	None	None	None	None
Balanced Fund—I Class	None	None	None	None	None	None	None
Blue Chip Growth Fund	Over $100,000	None	None	$50,001–$100,000	None	None	Over $100,000
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None
Blue Chip Growth Fund—I Class	None	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
California Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None	None
California Tax-Free Money Fund—I Class	None	None	None	None	None	None	None
Capital Appreciation Fund	None	None	None	Over $100,000	None	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None	None
Capital Appreciation Fund—I Class	None	None	None	None	Over $100,000	None	None
Cash Reserves Fund	None	None	None	None	None	None	None
China Evolution Equity Fund	None	None	None	None	None	None	None
China Evolution Equity Fund—I Class	None	None	None	None	None	None	None
Communications & Technology Fund	None	None	None	Over $100,000	None	None	None
Communications & Technology Fund—I Class	None	None	None	$10,001-$50,000	None	None	None
Corporate Income Fund	None	None	None	None	None	None	None
Corporate Income Fund—I Class	None	None	None	None	None	None	None
Credit Opportunities Fund	None	None	None	None	None	None	None
Credit Opportunities Fund—Advisor Class	None	None	None	None	None	None	None
Credit Opportunities Fund—I Class	None	None	None	None	None	None	None
Diversified Mid-Cap Growth Fund	None	None	None	$10,001-$50,000	None	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None	None	None	None	None	None
Dividend Growth Fund	None	None	None	$10,001–$50,000	None	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None	None
Dividend Growth Fund—I Class	None	None	None	None	None	None	None
Dynamic Credit Fund	None	None	None	None	None	None	None
Dynamic Credit Fund—I Class	None	None	None	None	None	None	None
Dynamic Global Bond Fund	None	None	None	None	None	None	None
Dynamic Global Bond Fund—Advisor Class	None	None	None	None	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Europe Fund	None	None	None	None	None	None	None
Emerging Europe Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None	None
Emerging Markets Bond Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Emerging Markets Discovery Stock Fund	None	None	None	$10,001–$50,000	None	None	None
Emerging Markets Discovery Stock Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Discovery Stock Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund	Over $100,000	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None	None	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	Over $100,000	$10,001–$50,000	None	None	Over $100,000
Emerging Markets Stock Fund—I Class	None	None	None	None	None	$10,001–$50,000	Over $100,000
Equity Income Fund	None	None	None	None	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None
Equity Income Fund—I Class	None	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None	None	None
Equity Index 500 Fund—I Class	None	None	None	None	None	None	None
European Stock Fund	None	None	None	None	None	None	None
European Stock Fund—I Class	None	None	None	None	None	None	None
Extended Equity Market Index Fund	None	None	None	None	None	None	None
Financial Services Fund	None	None	None	$50,001–$100,000	None	None	None
Financial Services Fund—I Class	None	None	None	None	None	None	None
Floating Rate Fund	None	None	None	None	None	None	None
Floating Rate Fund—Advisor Class	None	None	None	None	None	None	None
Floating Rate Fund—I Class	None	None	None	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Global Allocation Fund	None	None	None	None	None	None	None
Global Allocation Fund—Advisor Class	None	None	None	None	None	None	None
Global Allocation Fund—I Class	None	None	None	None	None	None	None
Global Consumer Fund	None	None	None	None	None	None	None
Global Growth Stock Fund	None	None	None	$1-$10,000	None	None	None
Global Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None
Global Growth Stock Fund—I Class	None	None	None	None	None	None	None
Global High Income Bond Fund	None	None	None	None	None	None	None
Global High Income Bond Fund—Advisor Class	None	None	None	None	None	None	None
Global High Income Bond Fund—I Class	None	None	None	None	None	None	None
Global Industrials Fund	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Global Industrials Fund—I Class	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None	None	None	None	None
Global Real Estate Fund	None	None	None	None	None	None	None
Global Real Estate Fund—Advisor Class	None	None	None	None	None	None	None
Global Real Estate Fund—I Class	None	None	None	None	None	None	None
Global Stock Fund	None	None	None	$50,001–$100,000	None	None	None
Global Stock Fund—Advisor Class	None	None	None	None	None	None	None
Global Stock Fund—I Class	None	None	None	None	None	None	None
Global Technology Fund	None	None	None	Over $100,000	None	None	None
Global Technology Fund—I Class	None	None	None	None	None	None	None
Global Value Equity Fund—I Class	None	None	None	None	None	None	None
GNMA Fund	None	None	None	None	None	None	Over $100,000
GNMA Fund—I Class	None	None	None	None	None	None	None
Government Money Fund	None	None	None	None	None	None	None
Government Money Fund—I Class	None	None	None	None	None	None	None
Government Reserve Fund	None	None	None	None	None	None	None
Growth & Income Fund	None	None	None	$10,001–$50,000	None	None	None
Growth & Income Fund—I Class	None	None	None	None	None	None	Over $100,000
Growth Stock Fund	None	None	None	Over $100,000	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None
Growth Stock Fund—I Class	None	None	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None	None
Health Sciences Fund	None	None	None	Over $100,000	Over $100,000	None	None
Health Sciences Fund—I Class	None	None	None	None	None	None	None
High Yield Fund	None	None	None	None	None	None	Over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None	None	None
High Yield Fund—I Class	None	None	None	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None	None
Inflation Protected Bond Fund—I Class	None	None	None	None	None	None	None
Institutional Cash Reserves Fund	None	None	None	None	None	None	None
Institutional Emerging Markets Bond Fund	None	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None	None
Institutional Floating Rate Fund	None	None	None	None	None	None	None
Institutional Floating Rate Fund—F Class	None	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Institutional International Disciplined Equity Fund	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth Fund	None	None	None	None	None	None	None
Institutional Long Duration Credit Fund	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None
International Bond Fund	None	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None
International Bond Fund—I Class	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None	None	None	None	None	None
International Bond Fund (USD Hedged)—I Class	None	None	None	None	None	None	None
International Disciplined Equity Fund	None	None	None	None	None	None	None
International Disciplined Equity Fund—Advisor Class	None	None	None	None	None	None	None
International Disciplined Equity Fund—I Class	None	None	None	None	None	None	None
International Discovery Fund	None	None	None	$1-$10,000	None	None	None
International Discovery Fund—I Class	None	None	None	None	None	None	None
International Equity Index Fund	None	None	None	None	None	None	None
International Stock Fund	None	None	None	$10,001–$50,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None
International Stock Fund—I Class	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None
International Value Equity Fund	None	None	None	None	None	None	None
International Value Equity Fund—Advisor Class	None	None	None	None	None	None	None
International Value Equity Fund—I Class	None	None	None	None	None	None	None
International Value Equity Fund—R Class	None	None	None	None	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None	Over $100,000
Japan Fund—I Class	None	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None	Over $100,000
Latin America Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Large-Cap Growth Fund—I Class	None	None	None	None	None	None	None
Large-Cap Value Fund—I Class	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund	None	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund—I Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund	None	None	None	$10,001–$50,000	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None	Over $100,000	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None	None
Mid-Cap Index Fund	None	None	None	None	None	None	None
Mid-Cap Index Fund—I Class	None	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	$1-10,000	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Value Fund—I Class	None	None	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund—Advisor Class	None	None	None	None	None	None	None
Multi-Strategy Total Return Fund—I Class	None	None	None	None	None	None	None
New America Growth Fund	None	None	None	$50,001–$100,000	None	None	None
New America Growth Fund—Advisor Class	None	None	None	None	None	None	None
New America Growth Fund—I Class	None	None	None	None	Over $100,000	None	None
New Asia Fund	None	None	None	None	None	None	None
New Asia Fund—I Class	None	None	None	None	None	None	None
New Era Fund	None	None	None	None	None	None	Over $100,000
New Era Fund—I Class	None	None	None	None	None	None	None
New Horizons Fund	None	None	None	Over $100,000	None	None	None
New Horizons Fund—I Class	None	None	None	None	None	None	None
New Income Fund	None	None	None	None	None	None	Over $100,000
New Income Fund—Advisor Class	None	None	None	None	None	None	None
New Income Fund—I Class	None	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
New Jersey Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None	None
New York Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None	None
New York Tax-Free Money Fund—I Class	None	None	None	None	None	None	None
Overseas Stock Fund	None	None	None	$50,001-$100,000	None	None	None
Overseas Stock Fund—Advisor Class	None	None	None	None	None	None	None
Overseas Stock Fund—I Class	None	None	None	None	None	None	None
QM Global Equity Fund	None	None	None	None	None	None	None
QM Global Equity Fund—Advisor Class	None	None	None	None	None	None	None
QM Global Equity Fund—I Class	None	None	None	None	None	None	None
QM U.S. Bond Index Fund	None	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund	None	None	None	$10,001–$50,000	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund	None	None	None	$10,001-$50,000	None	None	None
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None	None	None	None	None	None
QM U.S. Value Equity Fund	None	None	None	None	None	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None	None	None	None	None	None
QM U.S. Value Equity Fund—I Class	None	None	None	None	None	None	None
Real Assets Fund	None	None	None	$1-$10,000	None	None	None
Real Assets Fund—I Class	None	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	Over $100,000	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None	None
Real Estate Fund—I Class	None	None	None	None	None	None	None
Retirement 2005 Fund	None	None	None	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2005 Fund—R Class	None	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None	None	None
Retirement 2015 Fund	None	None	None	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	$10,001–$50,000	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement 2025 Fund	None	None	None	$50,001–$100,000	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None	None	None	None
Retirement 2030 Fund	None	Over $100,000	None	$50,001–$100,000	None	Over $100,000	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None	None	None	None
Retirement 2035 Fund	None	None	None	$50,001–$100,000	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	$10,001-$50,000	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None	None	None
Retirement 2045 Fund	None	None	None	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None	None	None	None
Retirement 2050 Fund	None	None	None	$10,001-$50,000	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None	None	None	None
Retirement 2055 Fund	None	None	None	None	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None	None	None	None
Retirement 2060 Fund	None	None	None	$10,001–$50,000	None	None	None
Retirement 2060 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2060 Fund—R Class	None	None	None	None	None	None	None
Retirement Balanced Fund	None	None	None	None	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None	None	None	None	None
Retirement Balanced Fund—R Class	None	None	None	None	None	None	None
Retirement I 2005 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2010 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2015 Fund—I Class	None	None	None	$10,001–$50,000	None	None	None
Retirement I 2020 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2025 Fund—I Class	None	None	None	$10,001–$50,000	None	None	None
Retirement I 2030 Fund—I Class	None	None	None	$10,001–$50,000	None	None	None
Retirement I 2035 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2040 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2045 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2050 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2055 Fund—I Class	None	None	None	None	None	None	None
Retirement I 2060 Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement Balanced I Fund—I Class	None	None	None	None	None	None	None
Retirement Income 2020 Fund	None	None	None	None	None	None	None
Science & Technology Fund	None	None	None	$50,001–$100,000	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None
Science & Technology Fund—I Class	None	None	None	None	None	None	None
Short-Term Fund	None	None	None	None	None	None	None
Short-Term Bond Fund	None	None	None	None	None	None	Over $100,000
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None	None
Short-Term Bond Fund—I Class	None	None	None	None	None	None	None
Short-Term Government Fund	None	None	None	None	None	None	None
Small-Cap Index Fund	None	None	None	None	None	None	None
Small-Cap Index Fund—I Class	None	None	None	None	None	None	None
Small-Cap Stock Fund	None	None	None	$50,001–$100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None
Small-Cap Stock Fund—I Class	None	None	None	None	None	None	None
Small-Cap Value Fund	None	None	None	$10,001–$50,000	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Small-Cap Value Fund—I Class	None	None	None	None	None	None	None
Spectrum Conservative Allocation Fund	None	None	None	None	None	None	None
Spectrum Conservative Allocation Fund—I Class	None	None	None	None	None	None	None
Spectrum Diversified Equity Fund	None	None	None	None	None	None	None
Spectrum Income Fund	None	None	None	None	None	None	None
Spectrum International Equity Fund	None	None	None	None	None	None	None
Spectrum Moderate Allocation Fund	None	None	None	$50,001–$100,000	None	$50,001–$100,000	None
Spectrum Moderate Allocation Fund—I Class	None	None	None	None	None	None	None
Spectrum Moderate Growth Allocation Fund	None	None	None	$50,001–$100,000	None	None	None
Spectrum Moderate Growth Allocation Fund—I Class	None	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	None	None	Over $100,000
Summit Municipal Income Fund—Advisor Class	None	None	None	None	None	None	None
Summit Municipal Income Fund—I Class	None	None	None	None	None	None	Over $100,000
Summit Municipal Intermediate Fund	None	None	None	None	None	None	Over $100,000
Summit Municipal Intermediate Fund—Advisor Class	None	None	None	None	None	None	None
Summit Municipal Intermediate Fund—I Class	None	None	None	None	None	None	Over $100,000
Target 2005 Fund	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Target 2005 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2005 Fund—I Class	None	None	None	None	None	None	None
Target 2010 Fund	None	None	None	None	None	None	None
Target 2010 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2010 Fund—I Class	None	None	None	None	None	None	None
Target 2015 Fund	None	None	None	None	None	None	None
Target 2015 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2015 Fund—I Class	None	None	None	None	None	None	None
Target 2020 Fund	None	None	None	None	None	None	None
Target 2020 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2020 Fund—I Class	None	None	None	None	None	None	None
Target 2025 Fund	None	None	None	None	None	None	None
Target 2025 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2025 Fund—I Class	None	None	None	None	None	None	None
Target 2030 Fund	None	None	None	None	None	None	None
Target 2030 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2030 Fund—I Class	None	None	None	None	None	None	None
Target 2035 Fund	None	None	None	None	None	None	None
Target 2035 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2035 Fund—I Class	None	None	None	None	None	None	None
Target 2040 Fund	None	None	None	None	None	None	None
Target 2040 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2040 Fund—I Class	None	None	None	None	None	None	None
Target 2045 Fund	None	None	None	None	None	None	None
Target 2045 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2045 Fund—I Class	None	None	None	None	None	None	None
Target 2050 Fund	None	None	None	None	None	None	None
Target 2050 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2050 Fund—I Class	None	None	None	None	None	None	None
Target 2055 Fund	None	None	None	None	None	None	None
Target 2055 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2055 Fund—I Class	None	None	None	None	None	None	None
Target 2060 Fund	None	None	None	$10,001-$50,000	None	None	None
Target 2060 Fund—Advisor Class	None	None	None	None	None	None	None
Target 2060 Fund—I Class	None	None	None	None	None	None	None
Tax-Efficient Equity Fund	None	None	None	None	None	None	None
Tax-Efficient Equity Fund—I Class	None	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	None	None
Tax-Exempt Money Fund—I Class	None	None	None	None	None	None	None
Tax-Free High Yield Fund	None	None	None	None	Over $100,000	None	Over $100,000
Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None	None	None	None	None
Tax-Free Income Fund	None	None	None	None	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free Income Fund—I Class	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Total Equity Market Index Fund	None	None	None	None	None	None	None
Total Return Fund	None	None	None	None	None	None	None
Total Return Fund—Advisor Class	None	None	None	None	None	None	None
Total Return Fund—I Class	None	None	None	None	None	None	None
Treasury Reserve Fund	None	None	None	None	None	None	None
U.S. Equity Research Fund	None	None	None	$50,001–$100,000	None	None	None
U.S. Equity Research Fund—Advisor Class	None	None	None	None	None	None	None
U.S. Equity Research Fund—I Class	None	None	None	None	None	None	None
U.S. Equity Research Fund—R Class	None	None	None	None	None	None	None
U.S. High Yield Fund	None	None	None	None	None	None	None
U.S. High Yield Fund—Advisor Class	None	None	None	None	None	None	None
U.S. High Yield Fund—I Class	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund	None	None	None	$50,001–$100,000	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None	None	None	None	None
U.S. Treasury Intermediate Index Fund	None	None	None	None	None	None	Over $100,000
U.S. Treasury Intermediate Index Fund—I Class	None	None	None	None	None	None	None
U.S. Treasury Long-Term Index Fund	None	None	None	None	None	None	Over $100,000
U.S. Treasury Long-Term Index Fund—I Class	None	None	None	None	None	None	None
U.S. Treasury Money Fund	None	None	None	None	None	None	$10,001-$50,000
U.S. Treasury Money Fund—I Class	None	None	None	None	None	None	None
Ultra Short-Term Bond Fund	None	None	None	Over $100,000	None	None	None
Ultra Short-Term Bond Fund—I Class	None	None	None	None	None	None	None
Value Fund	None	None	None	$50,001-$100,000	None	None	None
Value Fund—Advisor Class	None	None	None	None	None	None	None
Value Fund—I Class	None	None	None	$10,001-$50,000	None	None	Over $100,000
Virginia Tax-Free Bond Fund	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund—I Class	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None
Africa & Middle East Fund—I Class	None	None
Asia Opportunities Fund	None	None
Asia Opportunities Fund—Advisor Class	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Asia Opportunities Fund—I Class	None	None
Balanced Fund	None	None
Balanced Fund—I Class	None	None
Blue Chip Growth Fund	None	None
Blue Chip Growth Fund—Advisor Class	None	None
Blue Chip Growth Fund—I Class	None	None
Blue Chip Growth Fund—R Class	None	None
California Tax-Free Bond Fund	None	None
California Tax-Free Bond Fund—I Class	None	None
California Tax-Free Money Fund	None	None
California Tax-Free Money Fund—I Class	None	None
Capital Appreciation Fund	None	Over $100,000
Capital Appreciation Fund—Advisor Class	None	None
Capital Appreciation Fund—I Class	None	None
Cash Reserves Fund	None	Over $100,000
China Evolution Equity Fund	None	None
China Evolution Equity Fund—I Class	None	None
Communications & Technology Fund	None	None
Communications & Technology Fund—I Class	None	None
Corporate Income Fund	None	None
Corporate Income Fund—I Class	None	None
Credit Opportunities Fund	None	None
Credit Opportunities Fund—Advisor Class	None	None
Credit Opportunities Fund—I Class	None	None
Diversified Mid-Cap Growth Fund	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None
Dividend Growth Fund	None	Over $100,000
Dividend Growth Fund—Advisor Class	None	None
Dividend Growth Fund—I Class	None	Over $100,000
Dynamic Credit Fund	None	None
Dynamic Credit Fund—I Class	None	None
Dynamic Global Bond Fund	None	None
Dynamic Global Bond Fund—Advisor Class	None	None
Dynamic Global Bond Fund—I Class	None	None
Emerging Europe Fund	None	None
Emerging Europe Fund—I Class	None	None
Emerging Markets Bond Fund	None	None
Emerging Markets Bond Fund—Advisor Class	None	None
Emerging Markets Bond Fund—I Class	None	None
Emerging Markets Corporate Bond Fund	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None
Emerging Markets Discovery Stock Fund	None	None
Emerging Markets Discovery Stock Fund—Advisor Class	None	None
Emerging Markets Discovery Stock Fund—I Class	None	None
Emerging Markets Local Currency Bond Fund	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None
Emerging Markets Stock Fund	None	None
Emerging Markets Stock Fund—I Class	None	None
Equity Income Fund	$50,001–$100,000	None
Equity Income Fund—Advisor Class	None	None
Equity Income Fund—I Class	None	None
Equity Income Fund—R Class	None	None
Equity Index 500 Fund	None	None
Equity Index 500 Fund—I Class	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
European Stock Fund	None	None
European Stock Fund—I Class	None	None
Extended Equity Market Index Fund	None	None
Financial Services Fund	None	None
Financial Services Fund—I Class	None	$50,001–$100,000
Floating Rate Fund	None	None
Floating Rate Fund—Advisor Class	None	None
Floating Rate Fund—I Class	None	Over $100,000
Floating Rate Multi-Sector Account Portfolio	None	None
Georgia Tax-Free Bond Fund	None	None
Georgia Tax-Free Bond Fund—I Class	None	None
Global Allocation Fund	None	Over $100,000
Global Allocation Fund—Advisor Class	None	None
Global Allocation Fund—I Class	None	None
Global Consumer Fund	None	None
Global Growth Stock Fund	None	None
Global Growth Stock Fund—Advisor Class	None	None
Global Growth Stock Fund—I Class	None	None
Global High Income Bond Fund	None	None
Global High Income Bond Fund—Advisor Class	None	None
Global High Income Bond Fund—I Class	None	None
Global Industrials Fund	None	None
Global Industrials Fund—I Class	None	None
Global Multi-Sector Bond Fund	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None
Global Multi-Sector Bond Fund—I Class	None	None
Global Real Estate Fund	None	None
Global Real Estate Fund—Advisor Class	None	None
Global Real Estate Fund—I Class	None	$10,001–$50,000
Global Stock Fund	None	None
Global Stock Fund—Advisor Class	None	None
Global Stock Fund—I Class	None	Over $100,000
Global Technology Fund	None	None
Global Technology Fund—I Class	None	None
Global Value Equity Fund—I Class	None	None
GNMA Fund	None	None
GNMA Fund—I Class	None	None
Government Money Fund	Over $100,000	$10,001–$50,000
Government Money Fund—I Class	None	None
Government Reserve Fund	None	None
Growth & Income Fund	None	None
Growth & Income Fund—I Class	None	None
Growth Stock Fund	None	None
Growth Stock Fund—Advisor Class	None	None
Growth Stock Fund—I Class	None	None
Growth Stock Fund—R Class	None	None
Health Sciences Fund	None	None
Health Sciences Fund—I Class	None	Over $100,000
High Yield Fund	None	Over $100,000
High Yield Fund—Advisor Class	None	None
High Yield Fund—I Class	None	None
High Yield Multi-Sector Account Portfolio	None	None
Inflation Protected Bond Fund	None	None
Inflation Protected Bond Fund—I Class	None	None
Institutional Cash Reserves Fund	None	None
Institutional Emerging Markets Bond Fund	None	None
Institutional Emerging Markets Equity Fund	None	None
Institutional Floating Rate Fund	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Institutional Floating Rate Fund—F Class	None	None
Institutional High Yield Fund	None	None
Institutional International Disciplined Equity Fund	None	None
Institutional Large-Cap Core Growth Fund	None	None
Institutional Long Duration Credit Fund	None	None
Institutional Mid-Cap Equity Growth Fund	None	Over $100,000
Institutional Small-Cap Stock Fund	None	Over $100,000
Intermediate Tax-Free High Yield Fund	None	Over $100,000
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	None
International Bond Fund	None	None
International Bond Fund—Advisor Class	None	None
International Bond Fund—I Class	None	None
International Bond Fund (USD Hedged)	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None
International Bond Fund (USD Hedged)—I Class	None	None
International Disciplined Equity Fund	None	None
International Disciplined Equity Fund—Advisor Class	None	None
International Disciplined Equity Fund—I Class	None	None
International Discovery Fund	None	None
International Discovery Fund—I Class	None	None
International Equity Index Fund	None	None
International Stock Fund	None	None
International Stock Fund—Advisor Class	None	None
International Stock Fund—I Class	None	None
International Stock Fund—R Class	None	None
International Value Equity Fund	None	None
International Value Equity Fund—Advisor Class	None	None
International Value Equity Fund—I Class	None	None
International Value Equity Fund—R Class	None	None
Investment Grade Multi-Sector Account Portfolio	None	None
Japan Fund	None	None
Japan Fund—I Class	None	None
Latin America Fund	None	None
Latin America Fund—I Class	None	$10,001–$50,000
Large-Cap Growth Fund	None	Over $100,000
Large-Cap Value Fund	None	None
Limited Duration Inflation Focused Bond Fund	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None
Maryland Short-Term Tax-Free Bond Fund	None	Over $100,000
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None
Maryland Tax-Free Bond Fund	None	Over $100,000
Maryland Tax-Free Bond Fund—I Class	None	None
Maryland Tax-Free Money Fund	None	$1–$10,000
Maryland Tax-Free Money Fund—I Class	None	None
Mid-Cap Growth Fund	None	None
Mid-Cap Growth Fund—Advisor Class	None	None
Mid-Cap Growth Fund—I Class	None	None
Mid-Cap Growth Fund—R Class	None	None
Mid-Cap Index Fund	None	None
Mid-Cap Index Fund—I Class	None	None
Mid-Cap Value Fund	None	None
Mid-Cap Value Fund—Advisor Class	None	None
Mid-Cap Value Fund—I Class	None	None
Mid-Cap Value Fund—R Class	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None
Multi-Strategy Total Return Fund	None	None
Multi-Strategy Total Return Fund—Advisor Class	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Multi-Strategy Total Return Fund—I Class	None	None
New America Growth Fund	None	None
New America Growth Fund—Advisor Class	None	None
New America Growth Fund—I Class	None	Over $100,000
New Asia Fund	None	None
New Asia Fund—I Class	None	Over $100,000
New Era Fund	None	None
New Era Fund—I Class	None	None
New Horizons Fund	None	None
New Horizons Fund—I Class	None	None
New Income Fund	None	None
New Income Fund—Advisor Class	None	None
New Income Fund—I Class	None	None
New Income Fund—R Class	None	None
New Jersey Tax-Free Bond Fund	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None
New York Tax-Free Bond Fund	None	None
New York Tax-Free Bond Fund—I Class	None	None
New York Tax-Free Money Fund	None	None
New York Tax-Free Money Fund—I Class	None	None
Overseas Stock Fund	None	None
Overseas Stock Fund—Advisor Class	None	None
Overseas Stock Fund—I Class	None	None
QM Global Equity Fund	None	None
QM Global Equity Fund—Advisor Class	None	None
QM Global Equity Fund—I Class	None	None
QM U.S. Bond Index Fund	None	None
QM U.S. Small & Mid-Cap Core Equity Fund	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None
QM U.S. Small-Cap Growth Equity Fund	None	None
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None
QM U.S. Value Equity Fund	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None
QM U.S. Value Equity Fund—I Class	None	None
Real Assets Fund	None	None
Real Assets Fund—I Class	None	None
Real Estate Fund	None	None
Real Estate Fund—Advisor Class	None	None
Real Estate Fund—I Class	None	None
Retirement 2005 Fund	None	None
Retirement 2005 Fund—Advisor Class	None	None
Retirement 2005 Fund—R Class	None	None
Retirement 2010 Fund	None	None
Retirement 2010 Fund—Advisor Class	None	None
Retirement 2010 Fund—R Class	None	None
Retirement 2015 Fund	None	None
Retirement 2015 Fund—Advisor Class	None	None
Retirement 2015 Fund—R Class	None	None
Retirement 2020 Fund	Over $100,000	None
Retirement 2020 Fund—Advisor Class	None	None
Retirement 2020 Fund—R Class	None	None
Retirement 2025 Fund	$10,001–$50,000	None
Retirement 2025 Fund—Advisor Class	None	None
Retirement 2025 Fund—R Class	None	None
Retirement 2030 Fund	None	None
Retirement 2030 Fund—Advisor Class	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Retirement 2030 Fund—R Class	None	None
Retirement 2035 Fund	None	None
Retirement 2035 Fund—Advisor Class	None	None
Retirement 2035 Fund—R Class	None	None
Retirement 2040 Fund	None	None
Retirement 2040 Fund—Advisor Class	None	None
Retirement 2040 Fund—R Class	None	None
Retirement 2045 Fund	None	None
Retirement 2045 Fund—Advisor Class	None	None
Retirement 2045 Fund—R Class	None	None
Retirement 2050 Fund	None	None
Retirement 2050 Fund—Advisor Class	None	None
Retirement 2050 Fund—R Class	None	None
Retirement 2055 Fund	None	None
Retirement 2055 Fund—Advisor Class	None	None
Retirement 2055 Fund—R Class	None	None
Retirement 2060 Fund	None	None
Retirement 2060 Fund—Advisor Class	None	None
Retirement 2060 Fund—R Class	None	None
Retirement Balanced Fund	None	None
Retirement Balanced Fund—Advisor Class	None	None
Retirement Balanced Fund—R Class	None	None
Retirement I 2005 Fund—I Class	None	None
Retirement I 2010 Fund—I Class	None	None
Retirement I 2015 Fund—I Class	None	None
Retirement I 2020 Fund—I Class	None	None
Retirement I 2025 Fund—I Class	None	None
Retirement I 2030 Fund—I Class	None	None
Retirement I 2035 Fund—I Class	None	None
Retirement I 2040 Fund—I Class	None	None
Retirement I 2045 Fund—I Class	None	None
Retirement I 2050 Fund—I Class	None	None
Retirement I 2055 Fund—I Class	None	None
Retirement I 2060 Fund—I Class	None	None
Retirement Balanced I Fund—I Class	None	None
Retirement Income 2020 Fund	None	None
Science & Technology Fund	None	None
Science & Technology Fund—Advisor Class	None	None
Science & Technology Fund—I Class	None	None
Short-Term Fund	None	None
Short-Term Bond Fund	None	None
Short-Term Bond Fund—Advisor Class	None	None
Short-Term Bond Fund—I Class	None	None
Short-Term Government Fund	None	None
Small-Cap Index Fund	None	None
Small-Cap Index Fund—I Class	None	None
Small-Cap Stock Fund	None	None
Small-Cap Stock Fund—Advisor Class	None	None
Small-Cap Stock Fund—I Class	None	None
Small-Cap Value Fund	None	None
Small-Cap Value Fund—Advisor Class	None	None
Small-Cap Value Fund—I Class	None	None
Spectrum Conservative Allocation Fund	None	None
Spectrum Conservative Allocation Fund—I Class	None	None
Spectrum Diversified Equity Fund	None	Over $100,000
Spectrum Income Fund	None	None
Spectrum International Equity Fund	None	None
Spectrum Moderate Allocation Fund	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Spectrum Moderate Allocation Fund—I Class	None	None
Spectrum Moderate Growth Allocation Fund	None	None
Spectrum Moderate Growth Allocation Fund—I Class	None	None
Summit Municipal Income Fund	None	None
Summit Municipal Income Fund—Advisor Class	None	None
Summit Municipal Income Fund—I Class	None	None
Summit Municipal Intermediate Fund	None	None
Summit Municipal Intermediate Fund—Advisor Class	None	None
Summit Municipal Intermediate Fund—I Class	None	None
Target 2005 Fund	None	None
Target 2005 Fund—Advisor Class	None	None
Target 2005 Fund—I Class	None	None
Target 2010 Fund	None	None
Target 2010 Fund—Advisor Class	None	None
Target 2010 Fund—I Class	None	None
Target 2015 Fund	None	None
Target 2015 Fund—Advisor Class	None	None
Target 2015 Fund—I Class	None	None
Target 2020 Fund	None	None
Target 2020 Fund—Advisor Class	None	None
Target 2020 Fund—I Class	None	None
Target 2025 Fund	None	None
Target 2025 Fund—Advisor Class	None	None
Target 2025 Fund—I Class	None	None
Target 2030 Fund	None	None
Target 2030 Fund—Advisor Class	None	None
Target 2030 Fund—I Class	None	None
Target 2035 Fund	None	None
Target 2035 Fund—Advisor Class	None	None
Target 2035 Fund—I Class	None	None
Target 2040 Fund	None	None
Target 2040 Fund—Advisor Class	None	None
Target 2040 Fund—I Class	None	None
Target 2045 Fund	None	None
Target 2045 Fund—Advisor Class	None	None
Target 2045 Fund—I Class	None	None
Target 2050 Fund	None	None
Target 2050 Fund—Advisor Class	None	None
Target 2050 Fund—I Class	None	None
Target 2055 Fund	None	None
Target 2055 Fund—Advisor Class	None	None
Target 2055 Fund—I Class	None	None
Target 2060 Fund	None	None
Target 2060 Fund—Advisor Class	None	None
Target 2060 Fund—I Class	None	None
Tax-Efficient Equity Fund	None	Over $100,000
Tax-Efficient Equity Fund—I Class	None	None
Tax-Exempt Money Fund	None	None
Tax-Exempt Money Fund—I Class	None	None
Tax-Free High Yield Fund	None	Over $100,000
Tax-Free High Yield Fund—Advisor Class	None	None
Tax-Free High Yield Fund—I Class	None	None
Tax-Free Income Fund	None	None
Tax-Free Income Fund—Advisor Class	None	None
Tax-Free Income Fund—I Class	None	None
Tax-Free Short-Intermediate Fund	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None

Aggregate Holdings, All Price Funds	Interested Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Total Equity Market Index Fund	None	None
Total Return Fund	None	None
Total Return Fund—Advisor Class	None	None
Total Return Fund—I Class	None	None
Treasury Reserve Fund	None	None
U.S. Equity Research Fund	None	None
U.S. Equity Research Fund—Advisor Class	None	None
U.S. Equity Research Fund—I Class	None	None
U.S. Equity Research Fund—R Class	None	None
U.S. High Yield Fund	None	None
U.S. High Yield Fund—Advisor Class	None	None
U.S. High Yield Fund—I Class	None	None
U.S. Large-Cap Core Fund	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None
U.S. Large-Cap Core Fund—I Class	None	None
U.S. Treasury Intermediate Index Fund	None	None
U.S. Treasury Intermediate Index Fund—I Class	None	None
U.S. Treasury Long-Term Index Fund	None	None
U.S. Treasury Long-Term Index Fund—I Class	None	None
U.S. Treasury Money Fund	$1–$10,000	Over $100,000
U.S. Treasury Money Fund—I Class	None	None
Ultra Short-Term Bond Fund	None	None
Ultra Short-Term Bond Fund—I Class	None	Over $100,000
Value Fund	None	None
Value Fund—Advisor Class	None	None
Value Fund—I Class	None	None
Virginia Tax-Free Bond Fund	None	None
Virginia Tax-Free Bond Fund—I Class	None	None

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth ranges of holdings for each Price Fund’s portfolio manager. Each portfolio manager serves as chairman of the applicable fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. Portfolio managers are encouraged to invest in the funds they manage to align their interests with those of fund shareholders. Exceptions may arise when, for example, tax considerations, jurisdictional constraints or the nature of the fund make the investment inappropriate for the portfolio manager. The column titled “Range of Fund Holdings as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund for which he or she serves as portfolio manager, as of the end of that fund’s most recent fiscal year. The column titled “Range of Holdings in Investment Strategy as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares or units held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund, as well as all investment portfolios that are managed by the same portfolio manager and have investment objectives, policies, and strategies that are substantially similar to those of the fund. Substantially similar portfolios may include other Price Funds, such as institutional funds, T. Rowe Price common trust funds, and non-U.S. pooled investment vehicles, such as Societe d’Investissement a Capital Variable Funds (SICAVs). The range of holdings for all investment portfolios within the investment strategy is provided as of the end of the fund’s most recent fiscal year, regardless of the fiscal years of the other investment portfolios.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Africa & Middle East Fund	Seun Oyegunle	(b)	(b)
Asia Opportunities Fund	Eric C. Moffett	Over $1,000,000	Over $1,000,000
Balanced Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 None	$100,001-$500,000 None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Blue Chip Growth Fund	Larry J. Puglia	Over $1,000,000	Over $1,000,000
Capital Appreciation Fund	David R. Giroux	$100,001-$500,000	Over $1,000,000
Cash Reserves Fund	Douglas D. Spratley	(c)	(c)
China Evolution Equity Fund	Wenli Zheng	(d)	(d)
Communications & Technology Fund	James Stillwagon	None	None
Corporate Income Fund	Steve Boothe Lauren T. Wagandt	None None	None None
Credit Opportunities Fund	Rodney M. Rayburn	$100,001-$500,000	$100,001-$500,000
Diversified Mid-Cap Growth Fund	Donald J. Peters(e)	Over $1,000,000	Over $1,000,000
Dividend Growth Fund	Thomas J. Huber	Over $1,000,000	Over $1,000,000
Dynamic Credit Fund	Saurabh Sud	$50,001-$100,000	$50,001-$100,000
Dynamic Global Bond Fund	Arif Husain	None	$100,001-$500,000
Emerging Europe Fund	Ulle Adamson	None	None
Emerging Markets Bond Fund	Michael J. Conelius Samy B. Muaddi	$100,001-$500,000 (f)	Over $1,000,000 (f)
Emerging Markets Corporate Bond Fund	Samy B. Muaddi Siby Thomas	$100,001-$500,000 (g)	$100,001-$500,000 (g)
Emerging Markets Discovery Stock Fund	Ernest C. Yeung	Over $1,000,000	Over $1,000,000
Emerging Markets Local Currency Bond Fund	Andrew J. Keirle	$10,001-$50,000	$100,001-$500,000
Emerging Markets Stock Fund	Gonzalo Pangaro	Over $1,000,000	Over $1,000,000
Equity Income Fund	John D. Linehan	Over $1,000,000	Over $1,000,000
Equity Index 500 Fund	Alexa M. Gagliardi	None	$10,001-$50,000
European Stock Fund	Tobias Mueller	(h)	(h)
Extended Equity Market Index Fund	Alexa M. Gagliardi	$10,001-$50,000	$10,001-$50,000
Financial Services Fund	Gabriel Solomon	$50,001-$100,000	$50,001-$100,000
Floating Rate Fund	Paul M. Massaro	$100,001-$500,000	$100,001-$500,000
Global Allocation Fund	Charles M. Shriver Toby M. Thompson	$500,001–$1,000,000 (i)	Over $1,000,000 (i)
Global Consumer Fund	Jason Nogueira	Over $1,000,000	Over $1,000,000
Global Growth Stock Fund	R. Scott Berg	$500,001–$1,000,000	Over $1,000,000
Global High Income Bond Fund	Michael F. Connelly Samy B. Muaddi Michael Della Vedova	$1–$10,000 $100,001-$500,000 None	$500,001-$1,000,000 $100,001-$500,000 $100,001-$500,000
Global Impact Equity Fund	Harishankar Balkrishna	(j)	(j)
Global Industrials Fund	Peter J. Bates Jason R. Adams	Over $1,000,000 (k)	Over $1,000,000 (k)
Global Multi-Sector Bond Fund	Kenneth A Orchard	None	$100,001-$500,000
Global Real Estate Fund	Nina P. Jones	$100,001-$500,000	$100,001-$500,000
Global Stock Fund	David J. Eiswert	Over $1,000,000	Over $1,000,000
Global Technology Fund	Alan Tu	$100,001-$500,000	$100,001-$500,000
Global Value Equity Fund	Sebastien Mallet	None	$100,001–$500,000
GNMA Fund	Keir R. Joyce	$50,001-$100,000	$50,001-$100,000
Government Money Fund	Douglas D. Spratley (c)	None	None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Growth & Income Fund	Jeffrey Rottinghaus	None	$500,001-$1,000,000
Growth Stock Fund	Joseph B. Fath	None	Over $1,000,000
Health Sciences Fund	Ziad Bakri	$100,001-$500,000	$100,001-$500,000
High Yield Fund	Rodney M. Rayburn	None	None
Inflation Protected Bond Fund	Stephen L. Bartolini Michael K. Sewell	None $10,001-$50,000	None $10,001-$50,000
Institutional Cash Reserves Fund	Douglas D. Spratley (c)	None	None
Institutional Emerging Markets Bond Fund	Michael J. Conelius Samy B. Muaddi	$500,001-$1,000,000 (f)	Over $1,000,000 (f)
Institutional Emerging Markets Equity Fund	Gonzalo Pangaro	Over $1,000,000	Over $1,000,000
Institutional Floating Rate Fund	Paul M. Massaro	$100,001-$500,000	$100,001-$500,000
Institutional High Yield Fund	Rodney M. Rayburn	None	None
Institutional International Disciplined Equity Fund	Federico Santilli	None	$100,001–$500,000
Institutional Large-Cap Core Growth Fund	Larry J. Puglia	None	Over $1,000,000
Institutional Long Duration Credit Fund	Robert M. Larkins	None	None
Institutional Mid-Cap Equity Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Institutional Small-Cap Stock Fund	Francisco M. Alonso	Over $1,000,000	Over $1,000,000
Intermediate Tax-Free High Yield Fund	James M. Murphy	$50,001–$100,000	$50,001–$100,000
International Bond Fund	Arif Husain Kenneth A. Orchard	None None	None $10,001-$50,000
International Bond Fund (USD Hedged)	Arif Husain Kenneth A. Orchard	None None	None None
International Disciplined Equity Fund	Federico Santilli	None	$100,001–$500,000
International Discovery Fund	Benjamin Griffiths	(l)	(l)
International Equity Index Fund	Neil Smith	None	None
International Stock Fund	Richard N. Clattenburg	None	$100,001–$500,000
International Value Equity Fund	Colin McQueen	None	None
Japan Fund	Archibald Ciganer	None	None
Large-Cap Growth Fund	Taymour R. Tamaddon	Over $1,000,000	Over $1,000,000
Large-Cap Value Fund	Mark S. Finn John D. Linehan Heather K. McPherson	$500,001–$1,000,000 $500,001–$1,000,000 Over $1,000,000	$500,001–$1,000,000 Over $1,000,000 Over $1,000,000
Latin America Fund	Verena E. Wachnitz	$100,001–$500,000	$100,001–$500,000
Limited Duration Inflation Focused Bond Fund	Stephen L. Bartolini Michael K. Sewell	None $10,001-$50,000	None $10,001-$50,000
Mid-Cap Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Mid-Cap Value Fund	David J. Wallack	None	Over $1,000,000
Multi-Strategy Total Return Fund	Richard de los Reyes Stefan Hubrich	Over $1,000,000 $500,001–$1,000,000	Over $1,000,000 $500,001–$1,000,000
New America Growth Fund	Justin P. White	Over $1,000,000	Over $1,000,000
New Asia Fund	Anh Lu	Over $1,000,000	Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
New Era Fund	Shawn T. Driscoll	$100,001–$500,000	$100,001–$500,000
New Horizons Fund	Joshua K. Spencer	None	Over $1,000,000
New Income Fund	Stephen L. Bartolini	$100,001–$500,000	$100,001–$500,000
Overseas Stock Fund	Raymond A. Mills	None	Over $1,000,000
QM Global Equity Fund	Sudhir Nanda	$100,001–$500,000	$100,001–$500,000
QM U.S. Bond Index Fund	Robert M. Larkins	None	$10,001–$50,000
QM U.S. Small & Mid-Cap Core Equity Fund	Vidya Kadiyam Prashant G. Jeyaganesh Navneesh Malhan Sudhir Nanda	(m) $10,001-$50,000 (m) $50,001–$100,000	(m) $10,001-$50,000 (m) $50,001–$100,000
QM U.S. Small-Cap Growth Equity Fund	Sudhir Nanda	$500,001–$1,000,000	$500,001–$1,000,000
QM U.S. Value Equity Fund	Farris G. Shuggi	$50,001-$100,000	$50,001-$100,000
Real Assets Fund	Richard A. Coghlan Christopher Faulkner-MacDonagh	$10,001-$50,000 None	$50,001–$100,000 $10,001-$50,000
Real Estate Fund	Nina P. Jones	$100,001–$500,000	$100,001–$500,000
Science & Technology Fund	Kennard W. Allen	$500,001–$1,000,000	Over $1,000,000
Short Duration Income Fund	Steven M. Kohlenstien Cheryl A. Mickel	(n) (n)	(n) (n)
Short-Term Bond Fund	Michael F. Reinartz	None	None
Small-Cap Stock Fund	Francisco M. Alonso	None	Over $1,000,000
Small-Cap Value Fund	J. David Wagner	$100,001–$500,000	Over $1,000,000
Spectrum Conservative Allocation Fund	Charles M. Shriver Toby M. Thompson	$100,001–$500,000 $100,001–$500,000	$100,001–$500,000 $100,001–$500,000
Spectrum Diversified Equity Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 None	$100,001-$500,000 None
Spectrum Income Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 None	$100,001-$500,000 None
Spectrum International Equity Fund	Charles M. Shriver Toby M. Thompson	$100,001-$500,000 None	$100,001-$500,000 None
Spectrum Moderate Allocation Fund	Charles M. Shriver Toby M. Thompson	$100,001–$500,000 $100,001–$500,000	$100,001–$500,000 $100,001–$500,000
Spectrum Moderate Growth Allocation Fund	Charles M. Shriver Toby M. Thompson	$100,001–$500,000 None	$100,001–$500,000 $100,001–$500,000
Summit Municipal Income Fund	Konstantine B. Mallas	$100,001–$500,000	$500,001-$1,000,000
Summit Municipal Intermediate Fund	Charles B. Hill	$500,001-$1,000,000	$500,001-$1,000,000
Tax-Efficient Equity Fund	Donald J. Peters	Over $1,000,000	Over $1,000,000
Tax-Exempt Money Fund	Douglas D. Spratley (c)	None	None
Tax-Free High Yield Fund	James M. Murphy	$100,001–$500,000	$100,001–$500,000
Tax-Free Income Fund	Konstantine B. Mallas	$500,001–$1,000,000	$500,001–$1,000,000
Tax-Free Short-Intermediate Fund	Charles B. Hill	$10,001–$50,000	$10,001–$50,000
Total Equity Market Index Fund	Alexa M. Gagliardi	$10,001-$50,000	$10,001-$50,000
Total Return Fund	Christopher P. Brown, Jr. Anna Dreyer	$100,001-$500,000 (o)	$100,001-$500,000 (o)
U.S. Equity Research Fund	Ann M. Holcomb Joshua Nelson Jason B. Polun Thomas H. Watson	$100,001-$500,000 None None None	Over $1,000,000 None $500,001–$1,000,000 $500,001–$1,000,000
U.S. High Yield Fund	Kevin P. Loome	$100,001-$500,000	$100,001-$500,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
U.S. Large-Cap Core Fund	Jeffrey Rottinghaus	Over $1,000,000	Over $1,000,000
U.S. Limited Duration TIPS Index Fund	Michael K. Sewell	(p)	(p)
U.S. Treasury Intermediate Index Fund	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Long-Term Index Fund	Brian J. Brennan	$50,001-$100,000	$50,001-$100,000
U.S. Treasury Money Fund	Douglas D. Spratley (c)	None	None
Ultra Short-Term Bond Fund	Alexander S. Obaza(q)	$50,001-$100,000	$50,001-$100,000
Value Fund	Mark S. Finn	Over $1,000,000	Over $1,000,000

(a) See table beginning on page 15 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 15.

(b) Effective August 1, 2020, Seun Oyegunle became co-portfolio manager of the fund; therefore, the range of holdings is not yet available. On January 1, 2021, Mr. Oyegunle becaome sole portfolio manager of the fund.

(c) Effective March 1, 2020, Douglas D. Spratley became co-portfolio manager of the fund; therefore, the range of holdings is not yet available for the Cash Reserves Fund. On January 1, 2021, Mr. Spratley became sole portfolio manager of the fund.

(d) The fund incepted on December 10, 2019; therefore, the range of holdings is not yet available.

(e) Effective January 1, 2021, Donald J. Peters became sole portfolio manager of the fund.

(f) Effective June 30, 2020, Samy B. Muaddi became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

(g) Effective December 31, 2020, Siby Thomas became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

(h) Effective July 1, 2020, Tobias Mueller became co-portfolio manager of the fund and on October 1, 2020, he became sole portfolio manager of the fund; therefore, the range of holdings is not yet available.

(i) Effective March 1, 2020, Toby M. Thompson became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

(j) It is anticipated that the fund will incept on March 17, 2021; therefore, the range of fund holdings is not yet available.

(k) Effective March 1, 2020, Jason R. Adams became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

(l) Effective March 1, 2020, Benjamin Griffiths became co-portfolio manager of the fund; therefore, the range of holdings is not yet available. On January 1, 2021, Benjamin Griffith became sole portfolio manager of the fund.

(m) Effective April 1, 2020, Vidya Kadiyam and Navneesh Malhan became co-portfolio managers of the fund; therefore, the range of holdings is not yet available.

(n) The fund incepted on December 8, 2020; therefore, the range of fund holdings is not yet available.

(o) Effective January 1, 2021, Anna Dreyer became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

(p) The fund incepted on November 2, 2020; therefore, the range of fund holdings is not yet available.

(q) Effective January 1, 2021, Alexander S. Obaza became sole portfolio manager of the fund.

The following funds are generally designed to be sold to persons residing in the state referenced in the fund’s name. Since the portfolio managers of the state tax-free funds reside in Maryland, they do not typically invest in funds designed to provide tax benefits for residents of other states.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
California Tax-Free Bond Fund	Austin Applegate Konstantine B. Mallas	None None	None $100,001–$500,000
California Tax-Free Money Fund	Douglas D. Spratley (b)	None	None
Georgia Tax-Free Bond Fund	Hugh D. McGuirk Timothy G. Taylor	None (c)	$500,001–$1,000,000 (c)
Maryland Short-Term Tax-Free Bond Fund	Charles B. Hill	$10,001–$50,000	$10,001–$50,000
Maryland Tax-Free Bond Fund	Hugh D. McGuirk Timothy G. Taylor	$500,001–$1,000,000 (c)	$500,001–$1,000,000 (c)
Maryland Tax-Free Money Fund	Douglas D. Spratley (b)	None	None
New Jersey Tax-Free Bond Fund	Konstantine B. Mallas	None	$100,001–$500,000
New York Tax-Free Bond Fund	Konstantine B. Mallas	None	$100,001–$500,000
New York Tax-Free Money Fund	Douglas D. Spratley (b)	None	None
Virginia Tax-Free Bond Fund	Hugh D. McGuirk Timothy G. Taylor	None (c)	$500,001–$1,000,000 (c)

(a) See table beginning on page 15 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 15.

(b) Effective January 1, 2021, Douglas D. Spratley became sole portfolio manager of the fund.

(c) Effective September 30, 2020, Timothy G. Taylor became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

The following Target Date Funds are designed to provide a diversified portfolio that becomes more conservative over time based on an expected retirement year.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement 2005 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2010 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2015 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2020 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2025 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2030 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2035 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None $50,001–$100,000	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2040 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None $100,001–$500,000	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2045 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	$100,001–$500,000 None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2050 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2055 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2060 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement 2065 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	(b) (b) (b)	(b) (b) (b)
Retirement Balanced Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2005 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2010 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2015 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2020 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement I 2025 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2030 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2035 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2040 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2045 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2050 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2055 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2060 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement I 2065 Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	(b) (b) (b)	(b) (b) (b)
Retirement Balanced I Fund—I Class	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Retirement Income 2020 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	Over $1,000,000 $500,001–$1,000,000 Over $1,000,000
Target 2005 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2010 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2015 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2020 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2025 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2030 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2035 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2040 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2045 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Target 2050 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2055 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2060 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	None None None	None None None
Target 2065 Fund	Kimberly E. DeDominicis Andrew Jacobs van Merlen Wyatt A. Lee	(b) (b) (b)	(b) (b) (b)

(a) See table beginning on page 15 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 15.

(b) The fund incepted on October 13, 2020; therefore, the range of fund holdings is not yet available.

The following funds are not available for direct purchase by members of the public. Therefore, the portfolio manager is not permitted to invest directly in the fund.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Emerging Markets Corporate Multi-Sector Account Portfolio	Samy B. Muaddi Siby Thomas	None (b)	$100,001–$500,000 (b)
Emerging Markets Local Multi-Sector Account Portfolio	Andrew J. Keirle	None	$100,001–$500,000
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	None	$100,001–$500,000
Government Reserve Fund	Douglas D. Spratley (c)	None	None
High Yield Multi-Sector Account Portfolio	Michael F. Connelly	None	None
Investment-Grade Corporate Multi-Sector Account Portfolio	Steve Boothe	None	$100,001–$500,000
Mid-Cap Index Fund	Alexa M. Gagliardi	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	Keir R. Joyce	None	None
Short-Term Fund	Douglas D. Spratley (c)	None	None
Short-Term Government Fund	Douglas D. Spratley(c)	(d)	None
Small-Cap Index Fund	Alexa M. Gagliardi	None	None
Transition Fund	Peter Boxx	(e)	(e)
Treasury Reserve Fund	Douglas D. Spratley (c)	None	None

(a) See table beginning on page 15 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 15.

(b) Effective December 31, 2020, Siby Thomas became co-portfolio manager of the fund; therefore, the range of holdings is not yet available.

(c) On January 1, 2021, Mr. Spratley became sole portfolio manager of the fund.

(d) The fund has not incepted; therefore the range of fund holdings is not yet available.

(e) The fund incepted on December 1, 2020; therefore, the range of fund holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, Price Japan, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year-end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all co-portfolio managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Jason R. Adams (a)	—	—	—	—	—	—
Ulle Adamson	1	$155,710,064	1	$8,737,643	0	—
Kennard W. Allen	4	5,658,491,913	1	6,020,009	0	—
Francisco M. Alonso	5	16,759,319,187	2	2,774,164,943	2	606,609,721
Ziad Bakri	6	14,429,328,399	0	—	1	104,009,391
Austin Applegate	3	4,718,376,383	0	—	7	801,639,113
Harishankar Balkrishna (b)	—	—	—	—	—	—
Stephen L. Bartolini	15	35,017,287,130	11	12,266,113,713	1	115,033,932
Peter J. Bates	1	19,419,419	0	—	0	—
R. Scott Berg	2	691,342,971	14	5,164,571,679	5	1,179,648,645
Brian W.H. Berghuis	10	62,415,000,779	1	4,117,237,721	6	2,232,967,805
Steve Boothe	3	917,046,848	10	1,876,067,865	4	3,636,291,885
Peter Boxx (c)	—	—	—	—	—	—
Brian J. Brennan	4	4,374,592,391	12	5,851,635,374	15	1,239,701,550
Christopher P. Brown, Jr.	1	107,163,4147	0	—	3	732,539,265
Archibald Ciganer	1	772,047,051	8	2,375,827,984	1	437,876,420
Richard N. Clattenburg	6	16,241,721,767	2	6,720,884,717	0	—
Richard A. Coghlan	1	2,760,613,032	1	1,279,074,292	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Michael J. Conelius	3	6,571,304,703	7	3,218,320,387	1	14,898
Michael F. Connelly	2	188,462,031	5	1,510,966,113	0	—
Kimberly E. DeDominicis	58	156,144,046,081	68	128,776,131,663	0	—
Richard de los Reyes	1	61,886,703	0	—	0	—
Michael Della Vedova	1	97,051,733	6	3,128,051,922	1	10,291,436
Anna Dreyer (d)	—	—	—	—	—	—
Shawn T. Driscoll	3	6,355,861,049	4	1,508,051,687	2	211,003,919
David J. Eiswert	2	2,332,256,696	18	5,644,759,781	8	5,335,872,380
Joseph B. Fath	13	79,021,541,609	6	18,348,506,759	8	2,639,857,341
Christopher Faulkner—MacDonagh	9	21,417,649,764	4	7,668,504,279	1	2,461,312
Mark S. Finn	10	36,947,479,366	12	16,711,492,708	27	5,206,057,018
Alexa M. Gagliardi	6	34,502,684,120	4	15,427,835,650	0	—
David R. Giroux	7	59,254,659,109	1	497,253,723	0	—
Benjamin Griffiths (a)	—	—	—	—	—	—
Charles B. Hill	3	8,326,999,326	2	246,969,647	8	1,775,036,763
Ann M. Holcomb	2	9,679,098,550	10	6,823,593,075	19	12,744,629,411
Thomas J. Huber	2	9,581,925,061	0	—	4	201,950,851
Stefan Hubrich	1	61,886,703	0	—	0	—
Arif Husain	13	31,513,503,814	42	30,378,637,303	1	374,673,623
Andrew Jacobs van Merlen	58	156,144,046,081	68	128,776,131,663	8	448,395
Prashant G. Jeyaganesh	2	134,586,477	0	—	0	—
Nina P. Jones	2	4,305,162,267	1	42,386,775	0	—
Keir R. Joyce	2	1,385,914,198	0	—	0	—
Vadya Kadiyam (e)	—	—	—	—	—	—
Jai X. Kapadia	2	3,404,994,539	2	1,928,823,119	0	—
Andrew J. Keirle	2	494,526,402	1	98,873,704	1	56,668,790
Steven M. Kohlenstein (f)	—	—	—	—	—	—
Robert M. Larkins	2	1,392,859,921	4	1,779,590,385	16	2,561,896,146
Wyatt A. Lee	58	156,144,046,081	68	128,776,131,663	0	—
John D. Linehan	17	42,544,835,742	18	15,184,387,319	27	6,397,384,852
Kevin P. Loome	3	537,122,903	3	157,947,145	0	—
Anh Lu	1	2,829,338,499	4	1,363,236,157	0	—
Navneesh Malhan (e)	—	—	—	—	—	—
Konstantine B. Mallas	6	7,345,250,645	0	—	6	83,575,891
Sebastien Mallet	3	10,703,649	4	133,710,324	0	—
Paul M. Massaro	3	4,792,065,064	6	1,310,101,268	14	6,492,302,920
Hugh D. McGuirk	3	4,718,376,383	0	—	18	823,015,029
Heather K. McPherson	6	13,864,663,834	8	1,976,933,169	19	4,740,855,731
Colin McQueen	2	11,114,433,451	1	5,661,976,729	0	—
Cheryl A. Mickel (f)	—	—	—	—	—	—
Raymond A. Mills	6	19,139,972,589	1	6,644,818,991	4	1,649,698,611
Eric C. Moffett	1	129,373,751	2	74,009,153	0	—
Samy B. Muaddi	2	264,718,576	6	1,120,050,987	0	—
Tobias Mueller (g)	—	—	—	—	—	—
James M. Murphy	3	6,842,792,763	0	—	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Sudhir Nanda	5	11,153,688,703	5	473,897,655	1	144,767,443
Joshua Nelson	4	9,779,730,303	10	13,689,629,172	20	12,751,830,941
Jason Nogueira	1	26,037,948	0	—	0	—
Alexander S. Obaza	1	2,132,170,693	0	—	0	—
Kenneth A. Orchard	6	6,662,371,086	11	3,898,632,211	4	247,471,262
Seun Oyegunle (h)	—	—	—	—	—	—
Gonzalo Pangaro	5	14,860,025,596	7	9,421,376,567	3	2,277,325,085
Donald J. Peters	6	4,740,441,669	4	40,466,478	19	2,017,073,081
Jason B. Polun	4	9,779,730,303	10	13,689,629,172	20	12,751,830,941
Larry J. Puglia	9	65,700,226,119	20	13,108,344,936	17	5,016,031,358
Rodney M. Rayburn	5	9,765,830,144	4	4,326,160,460	0	—
Michael F. Reinartz	10	9,848,018,726	1	11,441,886,484	9	1,535,943,146
Jeffrey Rottinghaus	3	4,188,629,626	8	3,596,218,863	1	2,526,287
Federico Santilli	2	391,454,670	1	2,415,519	0	—
Michael K. Sewell	2	7,894,451,251	1	3,063,822,872	0	—
Charles M. Shriver	24	42,266,384,314	23	5,726,612,782	20	1,582,909,643
Farris G. Shuggi	1	21,997,121	0	—	1	9,318,582
Neil Smith	1	589,293,356	2	920,332,568	0	—
Gabriel Solomon	1	810,022,849	0	—	0	—
Joshua K. Spencer	2	27,942,484,762	1	3,818,563,420	8	2,655,203,929
Douglas D. Spratley	15	49,868,196,439	3	7,628,788,300	3	1,476,104,947
James Stillwagon	2	7,152,835,054	0	—	—	—
Saurabh Sud	1	25,188,636	0	—	0	—
Taymour R. Tamaddon	7	25,008,305,109	24	11,995,502,476	42	11,187,017,599
Timothy G. Taylor (i)	—	—	—	—	—	—
Siby Thomas (j)	—	—	—	—	—	—
Toby M. Thompson	24	25,499,182,982	26	6,220,188,617	25	417,465,459
Alan Tu	2	5,587,136,250	4	3,817,302,710	4	1,699,805,289
Verena E. Wachnitz	1	582,672,738	1	8,849,579	0	—
Lauren T. Wagandt	2	911,328,921	4	780,938,457	4	3,636,291,885
J. David Wagner	5	11,391,176,313	1	2,712,346,413	2	221,790,598
David J. Wallack	5	15,199,046,823	1	3,817,073,790	1	20,050,120
Thomas H. Watson	5	6,331,859,618	6	9,094,599,988	23	10,903,440,915
Justin P. White	2	4,577,853,894	0	—	0	—
Ernest C. Yeung	1	141,458,900	1	104,736,838	0	—
Wenli Zheng (k)	—	—	—	—	—	—

(a) The individual assumed co—portfolio management responsibilities of a mutual fund on March 1, 2020. The information on other managed accounts is not yet available.

(b) The individual will assume portfolio management responsibilities of a mutual fund that is anticipated to incept on March 17, 2021. The information on other managed accounts is not yet available.

(c) The individual assumed portfolio management responsibilities of a mutual fund on December 1, 2020. The information on other managed accounts is not yet available.

(d) The individual assumed co—portfolio management responsibilities of a mutual fund on January 1, 2021. The information on other managed accounts is not yet available.

(e) The individual assumed co—portfolio management responsibilities of a mutual fund on April 1, 2020. The information on other managed accounts is not yet available.

(f) The individual assumed co—portfolio management responsibilities of a mutual fund on December 8, 2020. The information on other managed accounts is not yet available.

(g) The individual assumed co—portfolio management responsibilities of a mutual fund on July 1, 2020 and became the sole portfolio manager on October 1, 2020. The information on other managed accounts is not yet available.

(h) The individual assumed co—portfolio management responsibilities of a mutual fund on August 1, 2020. The information on other managed accounts is not yet available

(i) The individual assumed co-portfolio management responsibilities of a mutual fund on September 30, 2020. The information on other managed accounts is not yet available.

(j) The individual assumed co-portfolio management responsibilities of a mutual fund on December 31, 2020. The information on other managed accounts is not yet available.

(k) The individual assumed portfolio management responsibilities of a mutual fund on December 10, 2019. The information on other managed accounts is not yet available.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information about our brokerage and trade allocation policies.

The Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2019, none of the independent directors or their immediate family members owned beneficially or of record any securities of T. Rowe Price (the Price Funds’ investment adviser), Investment Services (the Price Funds’ distributor), or any person controlling, controlled by, or under common control with T. Rowe Price or Investment Services.

As of December 31, 2020, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except as shown in the following table.

Fund	%
China Evolution Equity Fund	18.2
Dynamic Credit Fund	1.8
Emerging Markets Discovery Stock Fund	2.0
Global Consumer Fund	4.8
Global Industrials Fund	1.4
Global Value Equity Fund—I Class	4.9
Government Money	1.1
Intermediate Tax-Free High Yield Fund	4.9
Maryland Short-Term Tax-Free Bond Fund	3.4
QM U.S. Value Equity	7.4
Total Return	3.4

As of December 31, 2020, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES	5.51
	FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS

	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010

	SPECTRUM INTERNATIONAL EQUITY FUND	10.33
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
AFRICA & MIDDLE EAST FUND—I CLASS	NORTHERN TRUST COMPANY TR	38.73(a)
	FBO CINDY SPRINGS, LLC - CASH
	PO BOX 92994
	CHICAGO IL 60675-0001

	NORTHERN TRUST COMPANY TR	45.32(a)
	FBO LTW GROUP HOLDINGS, LLC

	T ROWE PRICE RPS INC	12.66
	FBO TRP PLAN, PLAN 106297
	TRP AFRICA & MIDDLE EAST I X2TX
	PO BOX 17215
	BALTIMORE MD 21297-1215
ASIA OPPORTUNITIES FUND	CHARLES SCHWAB & CO INC	5.90
	REINVEST ACCOUNT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	NATIONAL FINANCIAL SERVICES	19.20
	FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
ASIA OPPORTUNITIES FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	32.75(a)
	BATTERY VENTURES 401(K) RETIREMENT PLAN
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

	NATIONAL FINANCIAL SERVICES	11.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.63
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0001

	T ROWE PRICE ASSOCIATES INC	42.30(b)
	ATTN FINANCIAL REPORTING DEPT
ASIA OPPORTUNITIES FUND—I CLASS	CHARLES SCHWAB & CO INC	23.06
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	CRODA INC DEF BENEFIT PL MASTER TR	7.07
	C/O STATE STREET BANK AND TRUST CO
	801 PENNSYLVANIA AVE
	TOWER 1 -5TH FL ATTN STEVE CHILES
	KANSAS CITY MO 64105-1307

	ERIC C MOFFETT	5.04
	MIRI C MOFFETT JT TEN

	NORTHERN TR CUST FBO LWOOD INTL EQU	38.97(a)
	PO BOX 92956
	CHICAGO IL 60675-2956

	TD AMERITRADE INC FBO	5.39
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
BALANCED FUND	NATIONAL FINANCIAL SERVICES	6.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	20.62
	ATTN: TRPS INST CONTROL DEPT
	P O BOX 17125
	BALTIMORE MD 21297-1125

FUND	SHAREHOLDER	%
BALANCED FUND—I CLASS	CHARLES SCHWAB & CO INC	5.66
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.82

	T ROWE PRICE RPS INC	5.17
	OMNIBUS ACCOUNT
	TRP BALANCED - I
	FUND 42/X24H

	THE NORTHERN TRUST CO AS TRUSTEE	8.16
	FBO KOHLS-DV
	PO BOX 92994
	CHICAGO IL 60675-2994

	UBATCO & CO	9.27
	FBO COLLEGE SAVINGS GROUP
	PO BOX 82535
	LINCOLN NE 68501-2535

	UBATCO & CO FBO ACES TRUST FUND	7.21
	6811 S 27TH ST
	LINCOLN NE 68512-4823

	VOYA INSTITUTIONAL TRUST CO	10.77
	AS TRUSTEE/ CUSTODIAN FOR
	CORE MARKET RETIREMENT PLANS
	30 BRAINTREE HILL OFFICE PARK
	BRAINTREE MA 02184-8747
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC	7.89
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	13.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.05

	WELLS FARGO CLEARING SERVICES LLC	8.61
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	7.73
	SEPARATE ACCOUNT D
	5900 O STREET
	LINCOLN NE 68510-2234

	GREAT-WEST TRUST COMPANY LLC FBO	6.83
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	19.01
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
BLUE CHIP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	8.92
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	11.30
	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	NATIONAL FINANCIAL SERVICES	22.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
BLUE CHIP GROWTH FUND—R CLASS	NATIONWIDE LIFE INSURANCE COMPANY	7.11
	C/O IPO PORTFOLIO ACCOUNTING
	DCVA, PO BOX 182029
	COLUMBUS OH 43218-2029

	NATIONWIDE LIFE INSURANCE COMPANY	5.02
	C/O IPO PORTFOLIO ACCOUNTING
	NACO

	DCGT AS TTEE AND/OR CUST	8.85
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
	711 HIGH ST
	DES MOINES IA 50392-0001

	SAMMONS FINANCIAL NETWORK LLC	16.97
	4546 CORPORATE DR STE 100
	ATTN FUND ACCOUNTING DEPT
	WEST DES MOINES IA 50266-5911

	STATE STREET BANK AND TRUST AS	15.18
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
	1 LINCOLN ST
	BOSTON MA 02111-2901

FUND	SHAREHOLDER	%
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.86
	REINVEST ACCOUNT

	CHARLES SCHWAB & CO INC	6.67
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	22.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CALIFORNIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	13.18
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	S KENNETH LEECH	7.33
	EILEEN STUECK LEECH JT TEN
	ATTN FUND ACCOUNTING DEPT

	SEI PRIVATE TRUST COMPANY	9.21
	C/O MELLON BANK
	ATTN FUND ACCOUNTING DEPT
	1 FREEDOM VALLEY DRIVE
	OAKS PA 19456-9989
CALIFORNIA TAX-FREE MONEY FUND—I CLASS	CRAIG H BARRATT	42.61(a)
	CELIA M OAKLEY TRS
	BARRATT-OAKLEY TRUST

	MARK A WALSH TR	27.91(a)
	MARK A WALSH REVOCABLE TRUST

	RICHARD N MENDOZA	12.52
	VALERIE MENDOZA TRS
	ATTN FUND ACCOUNTING DEPT

	VICKY LEE T O D	7.55

	W TODD WIPKE	8.23
	CORINNE F WIPKE JT TEN

FUND	SHAREHOLDER	%
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC	9.04
	REINVEST ACCOUNT

	LPL FINANCIAL	9.93
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING
	4707 EXECUTIVE DR
	SAN DIEGO CA 92121-3091

	NATIONAL FINANCIAL SERVICES	12.49
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.89

	TD AMERITRADE INC FBO	5.37
	OUR CUSTOMERS
CAPITAL APPRECIATION FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	5.28
	SEPARATE ACCOUNT G

	CHARLES SCHWAB & CO INC	14.45
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	10.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK N/A	27.74(a)
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS
	1 SW SECURITY BENEFIT PL
	TOPEKA KS 66636-0001
CAPITAL APPRECIATION FUND—I CLASS	CHARLES SCHWAB & CO INC	23.88
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	28.50(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.41

	TD AMERITRADE INC FBO	12.46
	OUR CUSTOMERS
CHINA EVOLUTION EQUITY FUND	T ROWE PRICE ASSOCIATES INC	17.75
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
CHINA EVOLUTION EQUITY FUND—I CLASS	RICHARD E SERROS	15.22
	NANCY R SERROS JT TEN
	ATTN FUND ACCOUNTING DEPT

	RICHARD N. DE LOS REYES T O D	21.64
	ATTN FUND ACCOUNTING DEPT

	SAXON & CO	15.23
	ATTN FUND ACCOUNTING DEPT
	P O BOX 94597
	CLEVELAND OH 44101-4597

	T ROWE PRICE ASSOCIATES INC	5.98
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	41.74(c)
	FBO TRP PLAN
	PLAN 106297
	TRP CHINA EVOLUTION EQUITY I X8K9
COMMUNICATIONS & TECHNOLOGY FUND	NATIONAL FINANCIAL SERVICES	9.66
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.14
COMMUNICATIONS & TECHNOLOGY FUND—I CLASS	CHARLES SCHWAB & CO INC	9.62
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	13.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	13.17
	FBO TRP PLAN
	PLAN 106297
	TRP COMM & TECH I X24V

	T ROWE PRICE RPS INC	17.07
	OMNIBUS ACCOUNT
	TRP MEDIA & TELECOMMUNICATION - I
	FUND 214/X24V
CORPORATE INCOME FUND	SPECTRUM INCOME FUND	42.84(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
CORPORATE INCOME FUND—I CLASS	ALYSSA B GAUTREAU AGENT TRP POA	5.61
	CHARLES W LAMAR III
	CAROLE EDMISTON LAMAR COMM PROP

	GREAT-WEST TRUST COMPANY LLC FBO	7.54
	EMPLOYEE BENEFITS CLIENTS 401K

	JAMES L LAMMIE TR	7.37
	SHIRLEY D LAMMIE REVOCABLE TRUST

	MIKE MANELLI	7.47

	PHYLLIS GARDNER	5.89
	STEVEN GARDNER JT TEN

	ROBERT W SMITH	14.28
	TERESA O SMITH
	ATTN FUND ACCOUNTING DEPT

	SUSAN A VERGARI	5.23
	ERIC W VERGARI TRS
	THE VERGARI 1997 TRUST

	T ROWE PRICE RPS INC	31.54(c)
	FBO TRP PLAN
	PLAN 106297
	T ROWE PRICE CORP INCOME I X24J
CREDIT OPPORTUNITIES FUND	T ROWE PRICE ASSOCIATES INC	25.91(b)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—ADVISOR CLASS	PERSHING LLC	7.31

	T ROWE PRICE ASSOCIATES INC	89.77(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
CREDIT OPPORTUNITIES FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	83.50(b)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	5.95
	FBO TRP PLAN
	PLAN 106297
	TRP CREDIT OPPOR'TIES I CLASS X492

	T ROWE PRICE TRUST CO INC	7.05
	CUST FOR THE ROLLOVER IRA OF
	GARY C DUDLEY
DIVERSIFIED MID-CAP GROWTH FUND	NATIONAL FINANCIAL SERVICES	10.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.18
DIVERSIFIED MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	9.91
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	15.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PIMS/PRUDENTIAL RETIREMENT	9.11
	AS NOMINEE FOR THE TTEE/CUST PL 010
	STATE OF CONNECTICUT ALTERNATE
	165 CAPITOL AVENUE
	HARTFORD CT 06106-1659

	PIMS/PRUDENTIAL RETIREMENT	27.07(a)
	AS NOMINEE FOR THE TTEE/CUST PL 010
	STATE OF CONNECTICUT DEFERRED

	PIMS/PRUDENTIAL RETIREMENT	6.96
	AS NOMINEE FOR THE TTEE/CUST PL 010
	STATE OF CONNECTICUT SECTION

	VOYA INSTITUTIONAL TRUST CO	7.93
	FBO ARVEST

FUND	SHAREHOLDER	%
DIVIDEND GROWTH FUND	CHARLES SCHWAB & CO INC	9.02
	REINVEST ACCOUNT

	LPL FINANCIAL	6.97
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	7.22
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES	16.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.85
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.21
	REINVEST ACCOUNT

	GREAT-WEST TRUST COMPANY LLC FBO	6.47
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY AS TTEE FBO	7.67
	VISTA 401(K) RETIREMENT PLAN
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	45.97(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	7.87
	REINVEST ACCOUNT

	EDWARD D JONES & CO	33.95(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	26.58(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	5.91
	C/O BMO HARRIS SWP
	ATTN FUND ACCOUNTING DEPT
DYNAMIC CREDIT FUND	T ROWE PRICE ASSOCIATES INC	91.33(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
DYNAMIC CREDIT FUND—I CLASS	RUDDERFLAG & CO	97.15(a)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
	RETURN FUND
DYNAMIC GLOBAL BOND FUND	SPECTRUM INCOME FUND	65.92(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
DYNAMIC GLOBAL BOND FUND—ADVISOR CLASS	PERSHING LLC	28.31(a)

	T ROWE PRICE ASSOCIATES INC	66.97(b)
	ATTN FINANCIAL REPORTING DEPT
DYNAMIC GLOBAL BOND FUND—I CLASS	HORIZONDECK & CO	7.98
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	LADYBIRD & CO	36.50(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	LADYBUG & CO	19.24
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DYNAMIC GLOBAL BOND

	MAC & CO	10.29
	ATTN MUTUAL FUND OPERATIONS
	500 GRANT STREET ROOM 151-1010
	PITTSBURGH PA 15219-2502

	MM SELECT RETIREMENT 2030 FD	5.12
	MASSMUTUAL LAW DEPARTMENT
	ATTN: ANDREW GOLDBERG
	1295 STATE ST
	SPRINGFIELD MA 01111-0001

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND—Z CLASS	RETIREMENT I 2020 FUND	5.39
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	5.58
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	5.39
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.12
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.20
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	12.94
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	13.23
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.28
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES LLC	5.47
	FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL EQUITY FUND	8.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING EUROPE FUND—I CLASS	T ROWE PRICE RPS INC	96.44(c)
	FBO TRP PLAN, PLAN 106297
	TRP EMERGING EUROPE I X2TY
EMERGING MARKETS BOND FUND	LPL FINANCIAL	8.46
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC	5.19
	FOR THE EXCL BENEFIT OF ITS CUST
	1 NEW YORK PLZ FL 12
	NEW YORK NY 10004-1965

	SPECTRUM INCOME FUND	33.01(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS BOND FUND—ADVISOR CLASS	MATRIX TRUST COMPANY CUST FBO	13.36
	MODERN FOUNDATIONS, INC 401(K) PSP
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	MID ATLANTIC TRUST COMPANY FBO	15.21
	CFD LEASING, INC 401(K) PLAN
	1251 WATERFRONT PL STE 525
	PITTSBURGH PA 15222-4228

	PERSHING LLC	71.43(a)
EMERGING MARKETS BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	11.74
	REINVEST ACCOUNT

	CHARLES SCHWAB & CO INC	5.06
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	EDWARD D JONES & CO	32.48(a)
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	8.25
	FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	WELLS FARGO BANK NA FBO	17.82
	OMNIBUS ACCOUNT CASH/CASH
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533

FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND—Z CLASS	RETIREMENT I 2020 FUND	6.20
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	6.01
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	5.20
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010	5.32
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	7.40
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	17.55
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	14.17
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.72
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.30
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS CORPORATE BOND FUND	CHARLES SCHWAB & CO INC	22.61
	REINVEST ACCOUNT

	LPL FINANCIAL	7.86
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	26.82(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.58

FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES SCHWAB & CO INC	10.70
ADVISOR CLASS	REINVEST ACCOUNT

	LPL FINANCIAL	10.31
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	14.87
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	32.73(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	21.35

	TD AMERITRADE INC FBO	10.01
	OUR CUSTOMERS
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES SCHWAB & CO INC	94.60(a)
I CLASS	REINVEST ACCOUNT
EMERGING MARKETS CORPORATE MULTI-SECTOR	BALTIMORE EQUITABLE SOCIETY	6.40
ACCOUNT PORTFOLIO	ATTN MARY HARLEE
	100 N CHARLES ST STE 640
	BALTIMORE MD 21201-3808

	GENERAL DYNAMICS CORP 401K	53.42(a)
	PLAN MASTER TRUST CP
	2941 FAIRVIEW PARK DR STE 100
	FALLS CHURCH VA 22042-4541

	ILLINOIS STUDENT ASSISTANCE	9.97
	COMMISSION
	ATTN: ROGER ROJAS
	1755 LAKE COOK RD
	DEERFIELD IL 60015-5209

	T ROWE PRICE ASSOCIATES INC	21.15
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	9.05
	ATTN: GREG ZICK
	414 NICOLLET MALL
	MINNEAPOLIS MN 55401-1993
EMERGING MARKETS DISCOVERY STOCK FUND	CHARLES SCHWAB & CO INC	6.02
	REINVEST ACCOUNT

	SPECTRUM INTERNATIONAL EQUITY FUND	50.85(d)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS DISCOVERY STOCK FUND—	CHARLES SCHWAB & CO INC	6.68
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS

	MATRIX TRUST COMPANY CUST FBO	9.26
	CRESTWOOD SD (PA) 403(B)
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	PERSHING LLC	78.70(a)
EMERGING MARKETS DISCOVERY STOCK FUND—	NATIONAL FINANCIAL SERVICES	29.48(a)
I CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.78

	T ROWE PRICE ASSOCIATES INC	39.13(b)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	7.15
	FBO TRP PLAN 106297
	TRP EM MKTS DISCV STK I X2R8
EMERGING MARKETS DISCOVERY STOCK FUND—	RETIREMENT I 2030 FUND	5.13
Z CLASS	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.82
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.80
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.37
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.74
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.91
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.69
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.94
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS LOCAL CURRENCY BOND FUND	HORIZONDECK & CO	6.19
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN GLOBAL ALLOCATION FUND

	SPECTRUM INCOME FUND	85.67(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	66.14(a)
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	6.52
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	22.04

	TD AMERITRADE INC FBO	5.19
	OUR CUSTOMERS
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	59.00(a)
I CLASS	REINVEST ACCOUNT

	PERSHING LLC	23.52
EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT	BALTIMORE EQUITABLE SOCIETY	17.88
PORTFOLIO
	T ROWE PRICE ASSOCIATES INC	82.12(b)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS STOCK FUND	CHARLES SCHWAB & CO INC	7.68
	REINVEST ACCOUNT

	MLPF&S FOR THE SOLE BENEFIT OF ITS	21.00
	CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	11.76

FUND	SHAREHOLDER	%
EMERGING MARKETS STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	5.21
	REINVEST ACCOUNT

	MLPF&S FOR THE SOLE BENEFIT OF	6.07
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	48.07(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.86
	OUR CUSTOMERS
EMERGING MARKETS STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND	5.10
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.02
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.76
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.80
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.19
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.29
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS STOCK FUND—Z CLASS	RETIREMENT PORTFOLIO 2035	8.65
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.67
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.93
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EQUITY INCOME FUND	NATIONAL FINANCIAL SERVICES	7.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	6.60
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.61
	ATTN: TRPS INST CONTROL DEPT
EQUITY INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	55.38(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.02
	MASSMUTUAL REGISTERED PRODUCT
	PO BOX 28004
	ATLANTA GA 30358-0004
EQUITY INCOME FUND—I CLASS	EDWARD D JONES & CO	26.41(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	15.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	11.77
	OUR CUSTOMERS
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE	10.74
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	AMERICAN UNITED LIFE	18.37
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	HARTFORD LIFE INSURANCE CO	11.39
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999

	NATIONWIDE TRUST CO FSB	9.31
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029

FUND	SHAREHOLDER	%
EQUITY INDEX 500 FUND	T ROWE PRICE TRUST CO INC	7.62
	ATTN: RPS CONTROL DEPT
	10090 RED RUN BLVD
	OWINGS MILLS MD 21117-4842
EQUITY INDEX 500 FUND—I CLASS	MARYLAND COLLEGE INVESTMENT PLAN	5.36
	EQUITY INDEX 500 PORTFOLIO
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	6.88
	EQUITY PORTFOLIO
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	6.93
	PORTFOLIO 2021
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	7.80
	PORTFOLIO 2024
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	5.17
	PORTFOLIO 2027
	ATTN T ROWE PRICE FUND ACCOUNTING
EQUITY INDEX 500 FUND—Z CLASS	RETIREMENT I 2030 FUND	6.19
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	7.34
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	10.38
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.59
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	14.66
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	7.93
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC	6.87
	REINVEST ACCOUNT

	SPECTRUM INTERNATIONAL EQUITY FUND	28.45(d)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EUROPEAN STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	14.15
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	17.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	ROBERT G O'DONNELL	13.18
	SUE DOUTHIT O'DONNELL
	ATTN FUND ACCOUNTING DEPT

	S KENNETH LEECH	19.81
	EILEEN STUECK LEECH JT TEN
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	14.75
	FBO TRP PLAN
	PLAN 106297
	TRP EUROPEAN STOCK I X2RS
EXTENDED EQUITY MARKET INDEX FUND	TD AMERITRADE INC FBO	5.50
	OUR CUSTOMERS
FINANCIAL SERVICES FUND	NATIONAL FINANCIAL SERVICES	5.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.40

	T ROWE PRICE SERVICES INC FBO	9.01
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FUTURE TRENDS
	ATTN DAWN WAGNER FIXED INCOME
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009

FUND	SHAREHOLDER	%
FINANCIAL SERVICES FUND—I CLASS	AFFILIATED FM INSURANCE CO.	54.37(a)
	270 CENTRAL AVE
	JOHNSTON RI 02919-4923

	CHARLES SCHWAB & CO INC	5.53
	REINVEST ACCOUNT

	T ROWE PRICE RPS INC	11.41
	FBO TRP PLAN
	PLAN 106297
	TRP FINANCIAL SERVICES I X2TZ

	T ROWE PRICE RPS INC	15.88
	OMNIBUS ACCOUNT
	TRP FINANCIAL SERVICES -I
	FUND 247/X2TZ
FLOATING RATE FUND	CHARLES SCHWAB & CO INC	5.05
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	41.42(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	UBS WM USA	6.48
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
	1000 HARBOR BLVD
	WEEHAWKEN NJ 07086-6761
FLOATING RATE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	48.17(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	24.74

	TD AMERITRADE INC FBO	13.84
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
FLOATING RATE FUND—I CLASS	CHARLES SCHWAB & CO INC	13.97
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES LLC	22.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.79

	T ROWE PRICE ASSOCIATES INC	11.84
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	9.35
	OUR CUSTOMERS
FLOATING RATE FUND—Z CLASS	RETIREMENT I 2020 FUND	5.97
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	6.00
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	5.18
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.86
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	16.84
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	13.90
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.11
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.78
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO	BALTIMORE EQUITABLE SOCIETY	10.47

	GENERAL DYNAMICS CORP 401K	35.22(a)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	6.52
	COMMISSION

	T ROWE PRICE ASSOCIATES INC	31.80(b)
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	15.98
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	11.11
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	20.66
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GEORGIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	12.65
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	5.65
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	61.77(a)
	C/O TRUIST
	ATTN FUND ACCOUNTING DEPT
GLOBAL ALLOCATION FUND	LPL FINANCIAL	6.22
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC	6.49
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	12.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.06

	T ROWE PRICE ASSOCIATES INC	28.08(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.42
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	35.98(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	26.64(a)

	RBC CAPITAL MARKETS LLC	6.11
	MUTUAL FUND OMNIBUS PROCESSING
	OMNIBUS
	ATTN MUTUAL FUND OPS MANAGER
	60 S 6TH ST # STREET-P08
	MINNEAPOLIS MN 55402-4413
GLOBAL ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC	35.03(a)
	REINVEST ACCOUNT

	CHARLES SCHWAB & CO INC	11.73
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	10.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.06

	T ROWE PRICE RPS INC	7.15
	FBO TRP PLAN
	PLAN 106297
	T ROWE PRICE GLOBAL ALLOC I X24N

	TD AMERITRADE INC FBO	8.83
	OUR CUSTOMERS
GLOBAL CONSUMER FUND	CHARLES SCHWAB & CO INC	5.96
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	43.76(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES INC	7.89
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
GLOBAL GROWTH STOCK FUND	CHARLES SCHWAB & CO INC	5.27
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	MLPF&S FOR THE SOLE BENEFIT OF	5.66
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	8.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	20.87
GLOBAL GROWTH STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.35
	REINVEST ACCOUNT

	GREAT-WEST TRUST COMPANY LLC TTEE F	5.00
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	59.36(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	16.17
GLOBAL GROWTH STOCK FUND—I CLASS	CTC FBO	12.24
	TEXAS TUITION PROMISE FUND 529
	17605 WRIGHT STREET SUITE #3
	OMAHA NE 68130-2033

	MAC & CO	9.42
	ATTN MUTUAL FUND OPERATIONS

	MAC & CO	10.14
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	32.94(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL HIGH INCOME BOND FUND	CHARLES SCHWAB & CO INC	5.39
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	16.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL HIGH INCOME BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	22.04
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	31.43(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	23.28

	TD AMERITRADE INC FBO	23.24
	OUR CUSTOMERS
GLOBAL HIGH INCOME BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	22.51
	ATTN MUTUAL FUNDS

	MAC & CO	15.88
	ATTN MUTUAL FUND OPERATIONS

	MAC & CO	17.34
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES LLC	23.01
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST CO	8.12
	C/O MELLON BANK
	ATTN FUND ACCOUNTING DEPT
GLOBAL INDUSTRIALS FUND	CHARLES SCHWAB & CO INC	9.63
	REINVEST ACCOUNT

	LPL FINANCIAL	20.64
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	15.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES INC	11.03
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	7.10
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL INDUSTRIALS FUND—I CLASS	CHARLES SCHWAB & CO INC	10.52
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	E*TRADE SAVINGS BANK	11.93
	FBO
	PO BOX 6503
	ENGLEWOOD CO 80155-6503

	NATIONAL FINANCIAL SERVICES	23.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	24.28

	RUDDERFLAG & CO	15.23
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
	RETURN FUND

	T ROWE PRICE RPS INC	11.22
	FBO TRP PLAN
	PLAN 106297
	TRP GLOBAL INDUSTRIALS I X2TG
GLOBAL MULTI-SECTOR BOND FUND	CHARLES SCHWAB & CO INC	10.14
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	MORGAN STANLEY SMITH BARNEY LLC	8.65
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	9.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	5.29
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER

	TD AMERITRADE INC FBO	5.01
	OUR CUSTOMERS
GLOBAL MULTI-SECTOR BOND FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	61.30(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	12.31

FUND	SHAREHOLDER	%
GLOBAL MULTI-SECTOR BOND FUND—I CLASS	AMERICAN TRUST CENTER	5.10
	401 N 4TH ST SUITE 301
	BISMARCK ND 58501-4023

	CHARLES SCHWAB & CO INC	40.86(a)
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	22.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.47
	OUR CUSTOMERS
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC	6.84
	REINVEST ACCOUNT

	TD AMERITRADE INC FBO	9.97
	OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	8.81
	REINVEST ACCOUNT

	GREAT-WEST LIFE & ANNUITY	16.68
	FBO FUTURE FUNDS II
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	GREAT-WEST TRUST COMPANY LLC FBO	36.14(a)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	8.36
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC	11.01
	REINVEST ACCOUNT

	JOHN B CARTER	11.09

	NATIONAL FINANCIAL SERVICES LLC	40.17(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.38

	T ROWE PRICE RPS INC	22.26
	FBO TRP PLAN
	PLAN 106297
	TRP GLOBAL REAL ESTATE I X2TD

FUND	SHAREHOLDER	%
GLOBAL STOCK FUND	CHARLES SCHWAB & CO INC	6.97
	REINVEST ACCOUNT

	LPL FINANCIAL	6.65
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY LLC	7.07
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	19.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.67

	WELLS FARGO CLEARING SERVICES LLC	5.25
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
GLOBAL STOCK FUND—ADVISOR CLASS	UMB BANK N/A	69.62(a)
	FBO FIDUCIARY FOR VARIOUS
	RETIREMENT PROGRAMS
GLOBAL STOCK FUND—I CLASS	AFFILIATED FM INSURANCE CO.	8.11

	CHARLES SCHWAB & CO INC	9.65
	REINVEST ACCOUNT

	EDWARD D JONES & CO	11.35
	FOR THE BENEFIT OF CUSTOMERS

	FACTORY MUTUAL INSURANCE CO.	15.43
	270 CENTRAL AVE
	JOHNSTON RI 02919-4923

	NATIONAL FINANCIAL SERVICES LLC	16.48
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	13.52
	OUR CUSTOMERS
GLOBAL TECHNOLOGY FUND	NATIONAL FINANCIAL SERVICES	9.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.67

FUND	SHAREHOLDER	%
GLOBAL TECHNOLOGY FUND—I CLASS	AFFILIATED FM INSURANCE CO.	8.33

	CHARLES SCHWAB & CO INC	13.72
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES LLC	24.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	8.14
	FBO TRP PLAN
	PLAN 106297
	TRP GLOBAL TECHNOLOGY I X2TE

	WELLS FARGO BANK FBO	5.93
	VARIOUS RETIREMENT PLANS
GLOBAL VALUE EQUITY FUND	JANE POHL	11.03
	CHARLES G POHL & MILTON POHL TRS
	JANE POHL REVOC TRUST

	T ROWE PRICE ASSOCIATES INC	9.57
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO INC	8.68
	CUST FOR THE IRA OF
	DUANE E WHEAT

	T ROWE PRICE TRUST CO INC	5.08
	CUST FOR THE IRA OF
	ROBERT B FREY

	T ROWE PRICE TRUST CO INC	7.25
	CUST FOR THE ROLLOVER IRA OF
	MICHAEL R EMMERT
GLOBAL VALUE EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	83.00(b)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	17.00
	FBO TRP PLAN
	PLAN 106297
	GLOBAL VALUE EQUITY I CLASS ABLQ
GNMA FUND	CHARLES SCHWAB & CO INC	6.04
	REINVEST ACCOUNT

	SPECTRUM INCOME FUND	37.89(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
GNMA FUND—I CLASS	CHARLES SCHWAB & CO INC	21.18
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	FAYE L ZABARSKY TR	14.38
	FAYE L ZABARSKY 2017 REV TRUST

	HOWARD M BOEHM	13.16
	ESTHER BOEHM JT TEN

	RICHARD ILLGEN	6.27
	IRENE ROSENFELD ILLGEN JT TEN
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	9.77
	FBO TRP PLAN
	PLAN 106297
	TRP GNMA I X2TH

	T ROWE PRICE TRUST CO INC	5.83
	CUST FOR THE IRA OF
	MICHAEL L BOLLIN

	T ROWE PRICE TRUST CO INC	8.53
	CUST FOR THE ROTH IRA OF
	THOMAS GONG WONG
GOVERNMENT MONEY FUND	T ROWE PRICE ASSOCIATES INC	11.37
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE INTERNATIONAL LTD	5.10
	ATTN ANDREW CARTER
	60 QUEEN VICTORIA STREET
	LONDON EC4N 4T2
	UNITED KINGDOM
GOVERNMENT RESERVE FUND	BRIDGE & CO	7.79
	C/O T ROWE PRICE ASSOCIATES INC

	JNL TRP CAP APP FUND	7.73
	ATTN: JOSEPH O'BOYLE
	225 W WACKER DR STE 1200
	CHICAGO IL 60606-1276

	SEAMILE & CO	29.63(d)
	C/O T ROWE PRICE ASSOC
	ATTN FUND ACCOUNTING DEPT

	TUNA & CO	8.78
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN NEW INCOME FUND

FUND	SHAREHOLDER	%
GROWTH & INCOME FUND	SPECTRUM DIVERSIFIED EQUITY FUND	17.04
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
GROWTH & INCOME FUND—I CLASS	CHARLES SCHWAB & CO INC	6.30
	REINVEST ACCOUNT

	GARY M JACOBS	6.09
	JANET L JACOBS JT TEN

	T ROWE PRICE RPS INC	10.65
	OMNIBUS ACCOUNT
	TRP GROWTH AND INCOME - I
	FUND 354/X8KP

	T ROWE PRICE TRUST CO INC	5.72
	CUST FOR THE IRA OF
	JERRY J WEYGANDT
GROWTH STOCK FUND	CHARLES SCHWAB & CO INC	6.24
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	12.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	10.34
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	13.80
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE LIFE INSURANCE CO	13.29
	DCVA
	C/O IPO PORTFOLIO ACCOUNTING

	NATIONWIDE LIFE INSURANCE CO	5.52
	NACO
	C/O IPO PORTFOLIO ACCOUNTING

	VANTAGETRUST - UNITIZED	27.70(a)
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	12.47
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	CHARLES SCHWAB & CO INC	5.89
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	17.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GROWTH STOCK FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	10.08
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	HARTFORD LIFE INSURANCE CO	7.89
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	STATE STREET BANK AND TRUST AS	16.57
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	6.72
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	UMB BANK N/A	8.59
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS

	UMB BANK NA SFR	10.10
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS GROUP

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—Z CLASS	RETIREMENT I 2040 FUND	5.58
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	11.95
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.08
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.30
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.67
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.91
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.49
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.58
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
HEALTH SCIENCES FUND	NATIONAL FINANCIAL SERVICES	8.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.11

FUND	SHAREHOLDER	%
HEALTH SCIENCES FUND—I CLASS	CHARLES SCHWAB & CO INC	13.27
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	17.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	8.88
	FBO TRP PLAN
	PLAN 106297
	T ROWE PRICE HEALTH SCNCS I X24R

	T ROWE PRICE RPS INC	7.31
	OMNIBUS ACCOUNT
	TRP HEALTH SCIENCES - I
	FUND 216/X24R
HIGH YIELD FUND	SPECTRUM INCOME FUND	31.88(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	16.71
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	48.03(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO	69.58(a)
	FOR THE BENEFIT OF CUSTOMERS

	FUBON LIFE INSURANCE CO.,	10.22
	LTD.-FIXED INCOME
	14F., NO.108, SEC.1, DUN HUA S. RD.
	TAIPEI, 105

FUND	SHAREHOLDER	%
HIGH YIELD FUND—Z CLASS	RETIREMENT I 2020 FUND	6.05
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	5.96
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	5.19
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010	5.09
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	7.10
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	17.08
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	14.06
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.50
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.25
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO	BALTIMORE EQUITABLE SOCIETY	5.80

	GENERAL DYNAMICS CORP 401K	60.14(a)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	10.38
	COMMISSION

	T ROWE PRICE ASSOCIATES INC	23.69
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INFLATION PROTECTED BOND FUND	LPL FINANCIAL	5.70
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	8.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	5.44
	OMNIBUS ACCOUNT
	INFLATION PROTECTED BOND, #147

	TD AMERITRADE INC FBO	6.83
	OUR CUSTOMERS
INFLATION PROTECTED BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	13.85
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	12.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.55

	PIMS/PRUDENTIAL RETIREMENT	7.79
	AS NOMINEE FOR THE TTEE/CUST PL 007
	PRUDENTIAL SMARTSOLUTION IRA
	280 TRUMBULL ST
	HARTFORD CT 06103-3509

	T ROWE PRICE RPS INC	7.94
	FBO TRP PLAN
	PLAN 106297
	T ROWE PRICE INFL PROT BD I X24U

	T ROWE PRICE RPS INC	8.20
	OMNIBUS ACCOUNT
	TRP INFLATION PROTECTED BOND-I
	FUND 439/X24U
INSTITUTIONAL CASH RESERVES FUND	T ROWE PRICE ASSOCIATES INC	97.38(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS BOND FUND	CHARLES SCHWAB & CO INC	14.55
	REINVEST ACCOUNT

	GREAT-WEST TRUST COMPANY LLC TTEE F	7.01
	C/O MUTUAL FUND TRADING
	RECORDKEEPING FOR VARIOUS BENEFIT P

	HORIZONDECK & CO	8.10
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN GLOBAL ALLOCATION FUND

	LADYBIRD & CO	27.46(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	16.98
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	8.09
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY GROWTH FUND
INSTITUTIONAL EMERGING MARKETS EQUITY FUND	GOLDMAN SACHS & CO	22.72
	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	LADYBUG & CO	6.11
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	10.50
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY GROWTH FUND

	NATIONAL FINANCIAL SERVICES	19.74
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	13.83
	OMNIBUS ACCOUNT CASH/CASH

FUND	SHAREHOLDER	%
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC	13.83
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	MAC & CO	6.12
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES LLC	27.18(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	5.85
	OMNIBUS ACCOUNT CASH/CASH
INSTITUTIONAL FLOATING RATE FUND—F CLASS	CHARLES SCHWAB & CO INC	7.31
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	29.97(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO.	39.72(a)
	P.O. BOX 7780-1888 FBO
	ATTN FUND ACCOUNTING DEPT
	PHILADELPHIA PA 19182-0001

	TD AMERITRADE INC FBO	10.48
	OUR CUSTOMERS
INSTITUTIONAL FLOATING RATE FUND—Z CLASS	BOWMAN AND COMPANY	5.56
	C/O T ROWE PRICE ASSOCIATES INC

	TUNA AND COMPANY	94.44(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN: NEW INCOME FUND
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO	11.51
	C/O T ROWE PRICE ASSOCIATES INC

	FACTORY MUTUAL INSURANCE CO.	5.33

	GOLDMAN SACHS & CO	8.70
	EXCLUSIVE BENEFIT OF CUSTOMERS

	LADYBIRD & CO	5.62
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY INCOME FD

	NATIONAL FINANCIAL SERVICES	25.38(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL DISCIPLINED	CHARLES SCHWAB & CO INC	8.12
EQUITY FUND	SPECIAL CUSTODY A/C FBO CUSTOMERS

	CHARLES SCHWAB & CO INC	22.66
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	COLUMBIA TRUST PARTNERS	5.01
	PO BOX 1012
	SALEM OR 97308-1012

	NATIONAL FINANCIAL SERVICES	44.03(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP	36.03(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	VANGUARD FIDUCIARY TRUST COMPANY	8.50
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
	PO BOX 2600 L-24
	VALLEY FORGE PA 19482-2600
INSTITUTIONAL LONG DURATION CREDIT FUND	BAND & CO C/O US BANK NA	44.80(a)
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	CHARLES SCHWAB & CO INC	16.81
	REINVEST ACCOUNT

	T ROWE PRICE ASSOCIATES INC	31.20(b)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	6.92
	FBO TRP PLAN
	PLAN 106297
	INSTL LONG DURATION CREDIT ABM7

FUND	SHAREHOLDER	%
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND	GREAT-WEST TRUST COMPANY LLC TTEE F	8.19
	STATE OF WISCONSIN DCP
	C/O FASCORE LLC

	KY PUBLIC EMP DEF COMP AUTHORITY	5.64
	C/O NATIONWIDE AS CUSTODIAN &
	RECORDKEEPER
	IPO PORTFOLIO ACCOUNTING
	PO BOX 182029
	COLUMBUS OH 43218-2029

	NATIONAL FINANCIAL SERVICES	35.88(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	6.27
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES LLC	33.78(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST COMPANY TR	9.18
	FBO PFIZER SAVINGS AND
	INVESTMENT PLAN

	STATE OF MINNESOTA	15.43
	FBO MINNESOTA STATE RETIREMENT SYST
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	T ROWE PRICE RPS INC.	6.32
	OMNIBUS DST 129 (X4ZD)
	INSTL SMALL CAP STOCK

	VANGUARD FIDUCIARY TRUST COMPANY	14.87
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INTERMEDIATE TAX-FREE HIGH YIELD FUND	ROBERT W SMITH	5.43
	TERESA O SMITH
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE ASSOCIATES INC	52.27(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INTERMEDIATE TAX-FREE HIGH YIELD FUND—	LPL FINANCIAL	69.26(a)
ADVISOR CLASS	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	T ROWE PRICE ASSOCIATES INC	26.78(b)
	ATTN FINANCIAL REPORTING DEPT
INTERMEDIATE TAX-FREE HIGH YIELD FUND—I CLASS	CHARLES BLAKE HILL	8.38
	EUGENIA N HILL JT TEN

	CHARLES SCHWAB & CO INC	6.29
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	CINDY PATTERSON	43.09(a)

	IRA J GINSBERG T O D	11.21

	JACK KELLY PATTERSON G P	15.97
	CYNTHIA T PATTERSON G P
	PATTERSON FAMILY LTD PARTNERSHIP

	NANCY AND DALE RATHER FAMILY LLC	7.21
INTERNATIONAL BOND FUND (USD HEDGED)	SPECTRUM INCOME FUND	65.07(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND (USD HEDGED)—	T ROWE PRICE ASSOCIATES INC	100.00(b)
ADVISOR CLASS	ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL BOND FUND (USD HEDGED)—I CLASS	LADYBIRD & CO	33.48(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	25.74(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	17.53
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY GROWTH FUND

	NATIONAL FINANCIAL SERVICES	18.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND (USD HEDGED)—Z CLASS	RETIREMENT I 2020 FUND	5.37
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	5.58
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	5.40
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.23
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.12
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	13.01
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.95
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.23
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND	CHARLES SCHWAB & CO INC	6.02
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	5.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	36.32(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY LLC	10.88
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	19.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.94

	TD AMERITRADE INC FBO	26.00(a)
	OUR CUSTOMERS

	VOYA INSTITUTIONAL TRUST COMPANY	7.10
INTERNATIONAL BOND FUND—I CLASS	EDWARD D JONES & CO	9.16
	FOR THE BENEFIT OF CUSTOMERS

	HORIZONDECK & CO	7.29
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN GLOBAL ALLOCATION FUND

	NATIONAL FINANCIAL SERVICES LLC	9.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NONAB & CO	5.43
	C/O CITIZENS & NORTHERN BANK
	90-92 MAIN STREET
	WELLSBORO PA 16901-1517

	PERSHING LLC	12.43

	TD AMERITRADE INC FBO	41.32(a)
	OUR CUSTOMERS
INTERNATIONAL BOND FUND—Z CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL DISCIPLINED EQUITY FUND	CHARLES SCHWAB & CO INC	37.68(a)
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	37.58(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	7.78
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL DISCIPLINED EQUITY FUND—	FIIOC AS AGENT	13.76
ADVISOR CLASS	FBO DENTAL ASSOCIATES OF WALPOLE
	401K PROFIT SHARING PLAN & TRUST

	FIIOC AS AGENT FBO	9.93
	PRO TOOL & SUPPLY, INC AND
	PRO EQUIPMENT RENTAL, INC 401K

	FIIOC AS AGENT FBO	10.65
	TEUFELBERGER RETIREMENT
	SAVINGS PLAN

	GREAT-WEST TRUST COMPANY LLC FBO	29.19(a)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	30.59(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL DISCIPLINED EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC	49.81(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	MAC & CO	6.59
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	28.34(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL DISCOVERY FUND	NATIONAL FINANCIAL SERVICES	23.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	14.74
INTERNATIONAL DISCOVERY FUND—I CLASS	CHARLES SCHWAB & CO INC	9.86
	REINVEST ACCOUNT

	EDWARD D JONES & CO	21.73
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	30.51(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL EQUITY INDEX FUND	MARYLAND COLLEGE INVESTMENT PLAN	16.07
	GLOBAL EQUITY MARKET INDEX
	ATTN T ROWE PRICE FUND ACCOUNTING

	PERSHING LLC	6.18
INTERNATIONAL EQUITY INDEX FUND—Z CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND	SPECTRUM DIVERSIFIED EQUITY FUND	5.67
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INTERNATIONAL EQUITY FUND	10.50
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.82
	ATTN: TRPS INST CONTROL DEPT
INTERNATIONAL STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	11.82
	REINVEST ACCOUNT

	CITBANCO A PARTNERSHIP	6.58
	DRAWER 1227
	STORM LAKE IA 50588-1227

	NATIONAL FINANCIAL SERVICES	29.66(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC	5.02
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
INTERNATIONAL STOCK FUND—I CLASS	EDWARD D JONES & CO	43.57(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	23.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL STOCK FUND—R CLASS	AMERICAN UNITED LIFE	5.01

	AMERICAN UNITED LIFE	14.40

	AXA EQUITABLE FOR SA NO 65	10.19

	CAPITAL BANK & TRUST COMPANY TTEE	5.05
	C/O FASCORE LLC
	PATTCO LLC 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	DCGT AS TTEE AND/OR CUST	22.94
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONWIDE TRUST CO FSB	5.43
	C/O IPO PORTFOLIO ACCTG

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND	5.09
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.39
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.49
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.70
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.61
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.53
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.47
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.75
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL VALUE EQUITY FUND	SPECTRUM DIVERSIFIED EQUITY FUND	24.07
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INTERNATIONAL EQUITY FUND	46.11(d)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL VALUE EQUITY FUND—ADVISOR CLASS	AMERICAN UNITED LIFE	6.94

	GREAT-WEST TRUST CO.	5.47
	FBO RET PL

	GREAT-WEST TRUST COMPANY LLC FBO	6.43
	EMPLOYEE BENEFITS CLIENTS 401K

	STATE STREET BANK AND TRUST AS	51.32(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—I CLASS	MARYLAND COLLEGE INVESTMENT PLAN	8.81
	EQUITY PORTFOLIO
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	7.24
	PORTFOLIO 2027
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	6.44
	PORTFOLIO 2030
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	5.20
	PORTFOLIO 2033
	ATTN T ROWE PRICE FUND ACCOUNTING

	PERSHING LLC	5.47

	TD AMERITRADE INC FBO	17.93
	OUR CUSTOMERS
INTERNATIONAL VALUE EQUITY FUND—R CLASS	AMERICAN UNITED LIFE	6.39

	DCGT AS TTEE AND/OR CUST	7.68
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	SAMMONS FINANCIAL NETWORK LLC	41.99(a)

	STATE STREET BANK AND TRUST AS	30.32(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—Z CLASS	RETIREMENT I 2030 FUND	5.12
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.52
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.17
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.66
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.54
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.53
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.49
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.78
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
INVESTMENT-GRADE CORPORATE MULTI-SECTOR	ALLEN & COMPANY	8.30
ACCOUNT PORTFOLIO	711 5TH AVE FL 9
	NEW YORK NY 10022-3168

	BALTIMORE EQUITABLE SOCIETY	7.07

	GENERAL DYNAMICS CORP 401K	72.61(a)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	12.01
	COMMISSION

FUND	SHAREHOLDER	%
JAPAN FUND	CHARLES SCHWAB & CO INC	6.49
	REINVEST ACCOUNT

	MORGAN STANLEY SMITH BARNEY LLC	30.89(a)
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	7.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL EQUITY FUND	11.83
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	5.99
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
JAPAN FUND—I CLASS	CHARLES SCHWAB & CO INC	5.14
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	J.P. MORGAN SECURITIES LLC	81.69(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	S KENNETH LEECH	5.81
	EILEEN STUECK LEECH JT TEN
	ATTN FUND ACCOUNTING DEPT
LARGE-CAP GROWTH FUND	PERSHING LLC	54.32(a)

	T ROWE PRICE RPS INC	17.77
	OMNIBUS ACCOUNT
	TRP LARGE CAP GROWTH - INV CLASS
	FUND 1232/X8RG
LARGE-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	6.04
	REINVEST ACCOUNT

	EDWARD D JONES & CO	10.73
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	23.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	5.11
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS
	211 N BROADWAY STE 1000
	SAINT LOUIS MO 63102-2748

FUND	SHAREHOLDER	%
LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC	13.77
	REINVEST ACCOUNT
LARGE-CAP VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC	6.87
	REINVEST ACCOUNT

	MAC & CO	13.86
	ATTN MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES LLC	38.10(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	12.47
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC	6.38
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	9.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
LATIN AMERICA FUND—I CLASS	T ROWE PRICE RPS INC	56.68(c)
	FBO TRP PLAN
	PLAN 106297
	TRP LATIN AMERICA I X2RT

	WASHINGTON & CO C/O US BANK NA	29.00(a)
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958
LIMITED DURATION INFLATION FOCUSED BOND FUND	SPECTRUM INCOME FUND	13.19
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE SERVICES INC FBO	44.01(a)
	EDUCATION TRUST OF ALASKA
	ENROLLMENT PORTFOLIO

	T ROWE PRICE SERVICES INC FBO	20.58
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2021-2024
	ATTN DAWN WAGNER FIXED INCOME

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND FUND—	EDUCATION TRUST OF ALASKA	14.80
I CLASS	PORTFOLIO 2021
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN	28.45(a)
	PORTFOLIO 2021
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	8.44
	PORTFOLIO 2024
	ATTN T ROWE PRICE FUND ACCOUNTING

	T ROWE PRICE SERVICES INC FBO	14.13
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FOR EDUCATION TODAY

	T ROWE PRICE SERVICES INC FBO	25.41(a)
	MARYLAND COLLEGE INVESTMENT PLAN
	PORTFOLIO FOR EDUCATION TODAY
LIMITED DURATION INFLATION FOCUSED BOND FUND—	RETIREMENT I 2020 FUND	7.71
Z CLASS	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT INCOME PORTFOLIO	9.85
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010	10.44
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	11.59
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	21.65
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.20
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	9.87
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	7.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.42
MARYLAND SHORT-TERM TAX-FREE BOND FUND—	CHARLES SCHWAB & CO INC	10.93
I CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS

	MICHAEL C YEN	5.45
	PEGGY K YEN JT TEN T O D
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.15
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	10.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO.	5.03
	FBO
	ATTN FUND ACCOUNTING DEPT
MARYLAND TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	9.55
	SPECIAL CUSTODY A/C FBO CUSTOMERS
MARYLAND TAX-FREE MONEY FUND—I CLASS	ARTHUR B CECIL III TR	5.32
	ARTHUR B CECIL III REVOCABLE TRUST

	BARBARA T TICE T O D	13.20

	GARY S TIMME	11.36
	MILDRED A TIMME TEN ENT

	KEITH A. LEE	11.50

	MARY JOHN MILLER	20.47
	JAMES D MILLER JT TEN

	WILLIAM F TIMME	13.02
	THERESA M TIMME JT TEN

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC	5.98
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERV CORP	14.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	14.42
	ATTN: ASSET RECONCILIATIONS

	WELLS FARGO CLEARING SERVICES LLC	5.96
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
MID-CAP GROWTH FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	5.79

	NATIONAL FINANCIAL SERVICES	37.05(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE LIFE INSURANCE CO	7.35
	NWPPVAII
	C/O IPO PORTFOLIO ACCOUNTING
MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	16.61
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES LLC	22.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	12.65

	NATIONAL FINANCIAL SERVICES LLC	7.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB	17.23
	C/O IPO PORTFOLIO ACCTG

	SUNTRUST BANK FBO	14.46
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA RETIREMENT INS & ANNUITY CO	11.24

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—Z CLASS	RETIREMENT I 2030 FUND	5.17
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.68
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.02
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.43
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.51
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.69
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.59
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.81
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
MID-CAP INDEX FUND	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP INDEX FUND—Z CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	11.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	5.69
	PLAN # OMNIBUS ACCT
	NEW BUSINESS GROUP FOR #115
MID-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	65.12(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC	6.14
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	9.55
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	19.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE OF SOUTH CAROLINA TRUSTEE	6.88
	C/O FASCORE LLC
	FBO STATE OF SOUTH CAROLINA 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
MID-CAP VALUE FUND—R CLASS	NATIONWIDE TRUST CO FSB	34.29(a)
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	43.10(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	5.78

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND—Z CLASS	RETIREMENT I 2030 FUND	5.25
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.37
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.13
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.52
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.58
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.48
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.47
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.81
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
MORTGAGE-BACKED SECURITIES MULTI-SECTOR	ALLEN & COMPANY	7.90
ACCOUNT PORTFOLIO
	BALTIMORE EQUITABLE SOCIETY	8.79

	GENERAL DYNAMICS CORP 401K	57.74(a)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	9.43
	COMMISSION

	XCEL ENERGY INC.	16.13

FUND	SHAREHOLDER	%
MULTI-STRATEGY TOTAL RETURN FUND	CHARLES SCHWAB & CO INC	10.17
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	LPL FINANCIAL	10.33
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	6.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.78

	T ROWE PRICE ASSOCIATES INC	36.83(b)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	10.60
	OUR CUSTOMERS
MULTI-STRATEGY TOTAL RETURN FUND—I CLASS	CHARLES SCHWAB & CO INC	62.66(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	DARRELL M RILEY	6.28
	LYNDA AALPOEL RILEY TEN COM

	RICHARD N. DE LOS REYES T O D	6.27
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	18.88
	FBO TRP PLAN
	PLAN 106297
	TRP MULTI-STRATEGY TTL RET I X4QC
NEW AMERICA GROWTH FUND	CHARLES SCHWAB & CO INC	7.15
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	18.01
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	5.25
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
NEW AMERICA GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	13.51
	REINVEST ACCOUNT

	GREAT-WEST TRUST COMPANY LLC TTEE F	16.65
	FBO:SANTA BARBARA COUNTY DCP
	C/O FASCORE LLC

	MATRIX TRUST CO AS CUST FBO	13.41
	VALLEY MEDICAL CENTER 403B
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	13.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SUNTRUST BANK FBO	6.29
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
NEW AMERICA GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	19.88
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	26.26(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ASIA FUND	CHARLES SCHWAB & CO INC	6.52
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	9.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL EQUITY FUND	8.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
NEW ASIA FUND—I CLASS	CHARLES SCHWAB & CO INC	9.46
	REINVEST ACCOUNT

	J.P. MORGAN SECURITIES LLC	58.46(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND	NATIONAL FINANCIAL SERVICES	8.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND—I CLASS	NATIONAL FINANCIAL SERVICES	56.02(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	10.89
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
NEW HORIZONS FUND	NATIONAL FINANCIAL SERVICES	14.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	10.79
	ATTN: TRPS INST CONTROL DEPT
NEW HORIZONS FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	33.47(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	7.42
	OMNIBUS DST#532
	TRP NEW HORIZONS FUND-I BWRJ
NEW HORIZONS FUND—Z CLASS	RETIREMENT I 2030 FUND	5.14
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.75
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.99
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.45
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.67
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.75
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.61
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.82
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
NEW INCOME FUND	SPECTRUM INCOME FUND	27.77(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
NEW INCOME FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	9.03
	EMPLOYEE BENEFITS CLIENTS 401K

	MORGAN STANLEY SMITH BARNEY LLC	5.64
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	5.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	20.79

	TD AMERITRADE INC FBO	7.69
	OUR CUSTOMERS

	WTRISC CO IRA OMNIBUS ACCT	18.45
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239
NEW INCOME FUND—I CLASS	EDUCATION TRUST OF ALASKA	8.35
	PORTFOLIO 2021
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DAWN WAGNER FIXED INCOME

	EDUCATION TRUST OF ALASKA	5.20
	PORTFOLIO 2024
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DAWN WAGNER FIXED INCOME

	EDWARD D JONES & CO	11.32
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	43.27(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.88

	T ROWE PRICE SERVICES INC FBO	7.87
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FOR EDUCATION TODAY

FUND	SHAREHOLDER	%
NEW INCOME FUND—R CLASS	CAMILLE VANDEVANTER DDS PS TTEE FBO	22.35
	C/O FASCORE LLC
	CAMILLE VANDEVANTER DDS PS 401K RET
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	DCGT AS TTEE AND/OR CUST	8.37
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	FIIOC AS AGENT FBO	5.64
	THE HOME CARE ASSOCIATION OF NY
	STATE 401K PLAN

	MG TRUST COMPANY CUST FBO	6.67
	CHRISTINE AND RICHARD FAIRBANK 401K
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	NATIONWIDE TRUST CO FSB	11.16
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	27.88(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
NEW INCOME FUND—Z CLASS	RETIREMENT I 2020 FUND	5.35
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	5.61
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	5.59
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.19
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.16
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	13.22
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	13.34
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.16
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
NEW JERSEY TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	33.99(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
NEW JERSEY TAX-FREE BOND FUND—I CLASS	AMANDA A SMITH TR	7.08
	AMANDA A SMITH REV TRUST

	ARTHUR A BOGUT	6.68
	PATRICIA A BOGUT JT TEN

	BARBARA E MONTANA T O D	6.06

	CHARLES SCHWAB & CO INC	10.68
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	CHARLES SCHWAB & CO INC	5.41
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	HOWARD J KRONGARD TR	5.32
	HOWARD J KRONGARD REV TRUST

	KENNETH B BLANKSTEIN	5.24
	NANCY D BLANKSTEIN JT TEN

	MARJORIE NEWBERGER	9.95

	RICHARD F LENIHAN	5.28
	ARLENE M MURPHY JT TEN
	ATTN FUND ACCOUNTING DEPT
NEW YORK TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	7.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE BOND FUND—I CLASS	ALICE S ROTHMAN	8.44

	CHARLES SCHWAB & CO INC	15.14
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	CHARLES SCHWAB & CO INC	6.74
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	ROBERT S KAPLAN	6.96
	JAMIE SCHUVAL-KAPLAN JT TEN
	ATTN FUND ACCOUNTING DEPT

	SEYMOUR J ROTHMAN	5.31

FUND	SHAREHOLDER	%
NEW YORK TAX-FREE MONEY FUND—I CLASS	CAROL DONAHUE AGENT	9.53
	TRP/POA
	THOMAS C BARRY

	PAULA D GLASBERG	82.76(a)

	ROBERT S KAPLAN	7.66
	JAMIE SCHUVAL-KAPLAN JT TEN
	ATTN FUND ACCOUNTING DEPT
OVERSEAS STOCK FUND	NATIONAL FINANCIAL SERVICES	5.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.02

	RAYMOND JAMES	19.31
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER

	WELLS FARGO CLEARING SERVICES LLC	41.69(a)
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
OVERSEAS STOCK FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	13.87
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	GREAT-WEST TRUST COMPANY LLC FBO	6.00
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	37.42(a)
	C/O FASCORE LLC
	GREAT WEST IRA ADVANTAGE

	MATRIX TRUST COMPANY CUST FBO	7.39
	GEBHARDT & SMITH LLP
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	SUNTRUST BANK FBO	22.35
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND—I CLASS	EDWARD D JONES & CO	16.74
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	21.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.28

	WELLS FARGO BANK NA FBO	8.91
	OMNIBUS ACCOUNT CASH/CASH
OVERSEAS STOCK FUND—Z CLASS	RETIREMENT I 2030 FUND	5.12
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.41
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.41
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.80
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.61
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.62
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.44
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.67
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
QM GLOBAL EQUITY FUND	T ROWE PRICE ASSOCIATES INC	67.91(b)
	ATTN FINANCIAL REPORTING DEPT
QM GLOBAL EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
QM GLOBAL EQUITY FUND—I CLASS	PERSHING LLC	5.14

	T ROWE PRICE ASSOCIATES INC	51.25(b)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	41.81(c)
	FBO TRP PLAN
	PLAN 106297
	QM GLOBAL EQUITY FUND I X2HD
QM U.S. BOND INDEX FUND	CHARLES SCHWAB & CO INC	10.79
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	20.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
QM U.S. BOND INDEX FUND—I CLASS	EDUCATION TRUST OF ALASKA	49.09(a)
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DAWN WAGNER FIXED INCOME

	EDUCATION TRUST OF ALASKA	13.69
	RESERVE ACCOUNT
	PO BOX 755120
	2025 YUKON DRIVE STE 207
	FAIRBANKS AK 99775-5120

	MARYLAND COLLEGE INVESTMENT PLAN	18.34
	US BOND ENHANCED INDEX PORTFOLIO
	ATTN T ROWE PRICE FUND ACCOUNTING
QM U.S. SMALL & MID-CAP CORE EQUITY FUND	PERSHING LLC	19.52

	T ROWE PRICE ASSOCIATES INC	5.03
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—	PERSHING LLC	27.21(a)
ADVISOR CLASS
	T ROWE PRICE ASSOCIATES INC	24.45
	ATTN FINANCIAL REPORTING DEPT

	UMB BANK NA C/F	6.93
	RAYMOND J HENDERSON
	IRAR
	3 MEADOW LN
	PAWLING NY 12564-4205

FUND	SHAREHOLDER	%
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC	8.42
	REINVEST ACCOUNT

	CHARLES SCHWAB & CO INC	57.15(a)
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	PERSHING LLC	17.72
QM U.S. SMALL-CAP GROWTH EQUITY FUND	LPL FINANCIAL	5.44
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	6.08
	ITS CUSTOMERS

	MORGAN STANLEY SMITH BARNEY LLC	10.00
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	15.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.94

	WELLS FARGO CLEARING SERVICES LLC	5.78
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
QM U.S. SMALL-CAP GROWTH EQUITY FUND—	DCGT AS TTEE AND/OR CUST	18.50
ADVISOR CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	JOHN HANCOCK TRUST COMPANY LLC	17.32
	690 CANTON STREET
	WESTWOOD MA 02090-2321

	NATIONAL FINANCIAL SERVICES LLC	27.76(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK CUSTODIAN	33.74(a)
	SECURITY FINANCIAL RESOURCES

FUND	SHAREHOLDER	%
QM U.S. SMALL-CAP GROWTH EQUITY FUND—I CLASS	CHARLES SCHWAB & CO INC	15.08
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	5.30
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	16.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.21

	STATE STREET BANK AND TRUST COMPANY	13.31
	AS TRUSTEE OF THE TRUST FOR THE NEW
	YORK STATE DC PLAN
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
QM U.S. VALUE EQUITY FUND	SHAWN T DRISCOLL	6.74
	COLLEEN HUGHES DRISCOLL TRS
	ATTN FUND ACCOUNTING DEPT
	REVOCABLE TRUST

	T ROWE PRICE ASSOCIATES INC	44.74(b)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	27.64(b)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE RPS INC	66.46(c)
	FBO TRP PLAN
	PLAN 106297
	QM US VALUE EQUITY FUND I X2HF

FUND	SHAREHOLDER	%
REAL ASSETS FUND	RAYMOND JAMES	5.76
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER

	SPECTRUM DIVERSIFIED EQUITY FUND	26.33(d)
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE SERVICES INC FBO	6.00
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2029-2032
	ATTN: DAWN WAGNER FIXED INCOME

	T ROWE PRICE SERVICES INC FBO	6.71
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2021-2024
	ATTN DAWN WAGNER FIXED INCOME

	T ROWE PRICE SERVICES INC FBO	7.65
	EDUCATION TRUST OF ALASKA
	PORTFOLIO 2025-2028
	ATTN DAWN WAGNER FIXED INCOME
REAL ASSETS FUND—I CLASS	BREAD & CO	20.40
	C/O T ROWE PRICE ASSOCIATES INC

	LADYBIRD & CO	6.33
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	9.76
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	17.27
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY GROWTH FUND

FUND	SHAREHOLDER	%
REAL ASSETS FUND—Z CLASS	RETIREMENT I 2030 FUND	5.22
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	10.06
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	7.64
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	9.04
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.66
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.35
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.39
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.73
	T ROWE PRICE ASSOCIATES INC
	ATTN FUND ACCOUNTING DEPT
REAL ESTATE FUND	CHARLES SCHWAB & CO INC	5.37
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	23.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
REAL ESTATE FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	12.03
	EMPLOYEE BENEFITS CLIENTS 401K

	LINCOLN RETIREMENT SERVICES CO	9.73
	FBO UNIV OF TEXAS
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONAL FINANCIAL SERVICES	15.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
REAL ESTATE FUND—I CLASS	CHARLES SCHWAB & CO INC	11.39
	REINVEST ACCOUNT

	CHARLES SCHWAB & CO INC	10.52
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	INTERNATIONAL PAPER COMPANY	6.58
	MODERATE PORTFOLIO
	281 TRESSER BLVD
	STAMFORD CT 06901-3284

	J.P. MORGAN SECURITIES LLC	5.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	19.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.99
	OUR CUSTOMERS
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	11.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	10.67
	OMNIBUS ACCOUNT
	RETIREMENT ABH1 #155
RETIREMENT 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	18.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	5.76
	RETIREMENT PLANS SERVICED BY METLIFE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	WTRISC CO IRA OMNIBUS ACCT	35.39(a)
	C/O ICMA RETIREMENT CORPORATION
RETIREMENT 2005 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	9.50

	STATE STREET BANK AND TRUST AS	40.14(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	18.33

FUND	SHAREHOLDER	%
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	11.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	7.33
	OMNIBUS ACCOUNT
	RETIREMENT 2010, #140
RETIREMENT 2010 FUND—ADVISOR CLASS	LINCOLN FINANCIAL GROUP TRUST CO	5.29
	FBO ROLLOVER IRA PLANS
	1 GRANITE PL
	CONCORD NH 03301-3258

	NATIONAL FINANCIAL SERVICES	11.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	10.44
	MASSMUTUAL REGISTERED PRODUCT

	TIAA, FSB CUST/TTEE FBO	5.18
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS

	WTRISC CO IRA OMNIBUS ACCT	5.57
	C/O ICMA RETIREMENT CORPORATION
RETIREMENT 2010 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.95

	STATE STREET BANK AND TRUST AS	46.55(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	6.13
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	12.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	10.04
	OMNIBUS ACCOUNT
	RETIREMENT ABH2 #156

FUND	SHAREHOLDER	%
RETIREMENT 2015 FUND—ADVISOR CLASS	LINCOLN FINANCIAL GROUP TRUST CO	5.56
	FBO ROLLOVER IRA PLANS

	NATIONAL FINANCIAL SVCS CORP	18.84
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	VALIC SEPARATE ACCOUNT A	5.08
	2727-A ALLEN PKWY 4 D-1
	HOUSTON TX 77009

	WTRISC CO IRA OMNIBUS ACCT	7.90
	C/O ICMA RETIREMENT CORPORATION
RETIREMENT 2015 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	8.98

	STATE STREET BANK AND TRUST AS	39.86(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	10.09
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	16.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	14.66
	OMNIBUS ACCOUNT
	RETIREMENT 2020, #141
RETIREMENT 2020 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	16.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.83
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT 2020 FUND—R CLASS	STATE STREET BANK AND TRUST AS	47.32(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	19.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	18.97
	OMNIBUS ACCOUNT
	RETIREMENT ABH3 #157

FUND	SHAREHOLDER	%
RETIREMENT 2025 FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	5.59
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SVCS CORP	22.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON
RETIREMENT 2025 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	8.84

	STATE STREET BANK AND TRUST AS	44.66(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	10.51
RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	19.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	18.16
	OMNIBUS ACCOUNT
	RETIREMENT 2030, #142
RETIREMENT 2030 FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	5.16
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	16.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	5.43
	MASSMUTUAL REGISTERED PRODUCT
RETIREMENT 2030 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.66

	STATE STREET BANK AND TRUST AS	50.65(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	20.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	20.03
	OMNIBUS ACCOUNT
	RETIREMENT ABH4 #158
RETIREMENT 2035 FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	5.20
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SVCS CORP	23.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

FUND	SHAREHOLDER	%
RETIREMENT 2035 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	8.28

	STATE STREET BANK AND TRUST AS	48.86(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	9.17
RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	20.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	17.70
	OMNIBUS ACCOUNT
	RETIREMENT 2040, #143
RETIREMENT 2040 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	17.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	5.12
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2040 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.04

	STATE STREET BANK AND TRUST AS	54.25(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	23.49
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	20.32
	OMNIBUS ACCOUNT
	RETIREMENT ABH5 #159
RETIREMENT 2045 FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	5.23
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SVCS CORP	24.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON
RETIREMENT 2045 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.70

	STATE STREET BANK AND TRUST AS	51.33(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	8.94

FUND	SHAREHOLDER	%
RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	26.11(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	17.79
	OMNIBUS ACCOUNT
	RETIREMENT ABO6 #166
RETIREMENT 2050 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	20.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	6.49
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2050 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.31

	STATE STREET BANK AND TRUST AS	57.35(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2055 FUND	NATIONAL FINANCIAL SERVICES	26.30(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	19.11
	OMNIBUS ACCOUNT
	RETIREMENT ABO7 #164
RETIREMENT 2055 FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	5.03
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SVCS CORP	26.15(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	RUSS LENNON

	VRSCO	6.27
	FBO AIGFSB CUST TTEE FBO
	TAMPA GENERAL HOSPITAL 403B
	2727-A ALLEN PARKWAY 4-D1
	HOUSTON TX 77019-2107
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.99

	STATE STREET BANK AND TRUST AS	56.35(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	7.27

FUND	SHAREHOLDER	%
RETIREMENT 2060 FUND	DCGT AS TTEE AND/OR CUST	5.52
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	23.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.14
	OMNIBUS ACCOUNT
	TRP RETIREMENT 2060 #144 ABMQ
RETIREMENT 2060 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	5.53
	EPAM SYSTEMS INC 401K PLAN

	NATIONAL FINANCIAL SERVICES	20.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VALIC SEPARATE ACCOUNT A	7.65
RETIREMENT 2060 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.04

	STATE STREET BANK AND TRUST AS	53.97(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	5.99
RETIREMENT 2065 FUND	T ROWE PRICE ASSOCIATES INC	16.11
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO INC	28.08(e)
	CUST FOR THE ROTH IRA OF
	ELISHIA MOORE

	T ROWE PRICE TRUST CO INC	10.15
	CUST FOR THE ROTH IRA OF
	STEVEN M BURN
RETIREMENT 2065 FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES INC	98.93(b)
	ATTN FINANCIAL REPORTING DEPT
RETIREMENT 2065 FUND—R CLASS	PAI TRUST COMPANY INC	6.12
	MINDSPIRE TUTORING & TEST PREP 401(
	1300 ENTERPRISE DR
	DE PERE WI 54115-4934

	T ROWE PRICE ASSOCIATES INC	93.88(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
RETIREMENT BALANCED FUND	NATIONAL FINANCIAL SERV CORP	9.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	5.78
	OMNIBUS ACCOUNT
	RETIREMENT INCOME,#145
RETIREMENT BALANCED FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	6.40

	LINCOLN FINANCIAL GROUP TRUST CO	7.08
	FBO ROLLOVER IRA PLANS

	NATIONAL FINANCIAL SERVICES	13.48
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	12.86
	MASSMUTUAL REGISTERED PRODUCT

	STATE STREET BANK AND TRUST AS	5.58
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT BALANCED FUND—R CLASS	PIMS/PRUDENTIAL RETIREMENT	23.55
	AS NOMINEE FOR THE TTEE/CUST PL 701
	NEPC - TAFT HARTLEY IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

	STATE STREET BANK AND TRUST AS	38.87(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT BALANCED I FUND—I CLASS	CHARLES SCHWAB & CO INC	6.55
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	12.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	5.74
	C/O FIRST HAWAIIAN BANK
	ATTN FUND ACCOUNTING DEPT
RETIREMENT I 2005 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	44.41(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	5.05
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS

FUND	SHAREHOLDER	%
RETIREMENT I 2010 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	26.72(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	6.38
RETIREMENT PLANS FOR WHICH
TIAA ACTS AS RECORDKEEPER
ATTN TRUST OPERATIONS
RETIREMENT I 2015 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	34.87(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	6.56
RETIREMENT PLANS FOR WHICH
TIAA ACTS AS RECORDKEEPER
ATTN TRUST OPERATIONS
RETIREMENT I 2020 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	36.31(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS
RETIREMENT I 2025 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	43.69(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS
RETIREMENT I 2030 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	37.98(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS
RETIREMENT I 2035 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	44.98(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	5.19
RETIREMENT PLANS FOR WHICH
TIAA ACTS AS RECORDKEEPER
ATTN TRUST OPERATIONS
RETIREMENT I 2040 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	38.29(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS
RETIREMENT I 2045 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	43.04(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	5.26
RETIREMENT PLANS FOR WHICH
TIAA ACTS AS RECORDKEEPER
ATTN TRUST OPERATIONS
RETIREMENT I 2050 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	38.12(a)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
RETIREMENT I 2055 FUND—I CLASS	DCGT AS TTEE AND/OR CUST	5.52
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	40.22(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2060 FUND—I CLASS	DCGT AS TTEE AND/OR CUST	6.94
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	34.78(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2065 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	6.35
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	15.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES INC	64.22(b)
	ATTN FINANCIAL REPORTING DEPT

	VRSCO	8.06
	FBO AIGFSB CUST TTEE FBO
	CARE NEW ENGLAND 403B
SCIENCE & TECHNOLOGY FUND	JOHN HANCOCK LIFE	9.10
	INSURANCE CO USA
	ATTN: JHRPS TRADING OPS ST6
	200 BERKELEY STREET
	BOSTON MA 02116-5022

	T ROWE PRICE RPS INC	7.51
	OMNIBUS
	PLAN #
	NEW BUSINESS-CONV ASSTS #133 DIF
SCIENCE & TECHNOLOGY FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	6.27
	EMPLOYEE BENEFITS CLIENTS 401K

	VOYA INSTITUTIONAL TRUST COMPANY	9.27
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4773

	VOYA RETIREMENT INS & ANNUITY CO	22.83

FUND	SHAREHOLDER	%
SCIENCE & TECHNOLOGY FUND—I CLASS	DCGT AS TTEE AND/OR CUST	7.13
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	6.29
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.04

	T ROWE PRICE RPS INC	16.66
	FBO TRP PLAN
	PLAN 106297
	T ROWE PRICE SCI & TECH I X28X

	T ROWE PRICE RPS INC	17.96
	OMNIBUS ACCOUNT
	TRP SCIENCE AND TECHNOLOGY - I
	FUND 217/X28X
SHORT DURATION INCOME	T ROWE PRICE ASSOCIATES INC	93.09(b)
	ATTN FINANCIAL REPORTING DEPT
SHORT DURATION INCOME—I CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
SHORT-TERM BOND FUND	SPECTRUM INCOME FUND	6.94
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE ASSOCIATES INC	20.57
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	6.48
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	7.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	11.35

	SAXON & CO.	10.07
	FBO
	ATTN FUND ACCOUNTING DEPT

	TD AMERITRADE INC FBO	9.71
	OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	44.55(a)
	VSP EXECUTIVE DC TRUST
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533
SHORT-TERM BOND FUND—I CLASS	EDWARD D JONES & CO	6.27
	FOR THE BENEFIT OF CUSTOMERS

	MARYLAND COLLEGE INVESTMENT PLAN	19.22
	PORTFOLIO 2021
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	6.93
	PORTFOLIO 2024
	ATTN T ROWE PRICE FUND ACCOUNTING

	NATIONAL FINANCIAL SERVICES	22.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE SERVICES INC FBO	17.26
	MARYLAND COLLEGE INVESTMENT PLAN
	PORTFOLIO FOR EDUCATION TODAY
SHORT-TERM FUND	JPMORGAN CHASE BANK AS AGENT	44.59(a)
	FOR INSTITUTIONAL FUNDS
	ATTN AMANDA MORLEY
	500 STANTON CHRISTIANA RD
	OPS 4 FL 3
	NEWARK DE 19713-2105

	STATE STREET BANK & TRUST CO AGENT	55.03(a)
	FOR T ROWE INSTITUTIONAL FUNDS
	1 LINCOLN ST 3RD FLOOR
	BOSTON MA 02111-2901
SMALL-CAP INDEX FUND	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
SMALL-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERV CORP	9.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.66
	TRP OTC FUND
	ATTN RPS CONTROL DEPT
SMALL-CAP STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	11.03
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	JOHN HANCOCK TRUST COMPANY	6.63

	NATIONAL FINANCIAL SERVICES	21.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	8.70
	MASSMUTUAL REGISTERED PRODUCT

	VANGUARD FIDUCIARY TRUST CO	9.69
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS
	P O BOX 2900 VM 613
	VALLEY FORGE PA 19482-2900
SMALL-CAP STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	11.00
	REINVEST ACCOUNT

	DCGT AS TTEE AND/OR CUST	5.72
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES LLC	21.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SMALL-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	10.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	16.22
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER

	T ROWE PRICE TRUST CO INC	5.71
	ATTN: TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
SMALL-CAP VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.58
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	34.45(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.48

	RAYMOND JAMES	6.04
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER

	WTRISC CO IRA OMNIBUS ACCT	9.99
	C/O ICMA RETIREMENT CORPORATION
SMALL-CAP VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC	7.42
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	26.11(a)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	16.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM CONSERVATIVE ALLOCATION FUND	NATIONAL FINANCIAL SERVICES	8.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.26
	OUR CUSTOMERS
SPECTRUM CONSERVATIVE ALLOCATION FUND—	NATIONAL FINANCIAL SERVICES LLC	52.56(a)
I CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.85
SPECTRUM INCOME FUND	MARYLAND COLLEGE INVESTMENT PLAN	6.43
	PORTFOLIO 2024
	ATTN T ROWE PRICE FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	6.01
	PORTFOLIO 2027
	ATTN T ROWE PRICE FUND ACCOUNTING

	T ROWE PRICE TRUST CO INC	5.70
	ATTN: TRPS INST CONTROL DEPT
SPECTRUM INTERNATIONAL EQUITY FUND	CHARLES SCHWAB & CO INC	15.89
	REINVEST ACCOUNT

FUND	SHAREHOLDER	%
SPECTRUM MODERATE ALLOCATION FUND	NATIONAL FINANCIAL SERVICES	9.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	8.11
	BALANCED
	ATTN ASSET RECONCILIATION
SPECTRUM MODERATE ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC	12.94
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES LLC	26.16(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM MODERATE GROWTH ALLOCATION FUND	CHARLES SCHWAB & CO	24.30
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN STREET
	SAN FRANCISCO CA 94105-1905

	NATIONAL FINANCIAL SERVICES	9.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB	5.68
	C/O IPO PORTFOLIO ACCOUNTING
SPECTRUM MODERATE GROWTH ALLOCATION FUND—	CHARLES SCHWAB & CO INC	15.14
I CLASS	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES LLC	21.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.04
SUMMIT MUNICIPAL INCOME FUND	NATIONAL FINANCIAL SERVICES	33.27(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	10.08
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER

	SAXON & CO.	11.87
	FBO
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	14.87
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INCOME FUND—ADVISOR CLASS	LPL FINANCIAL	9.63
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	37.98(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	36.77(a)

	RAYMOND JAMES	11.42
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER
SUMMIT MUNICIPAL INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	6.67
	REINVEST ACCOUNT

	LPL FINANCIAL	8.63
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	6.84
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	6.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO.	8.28
	FBO
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	31.70(a)
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
SUMMIT MUNICIPAL INTERMEDIATE FUND—	CHARLES SCHWAB & CO INC	20.30
ADVISOR CLASS	REINVEST ACCOUNT

	CITBANCO A PARTNERSHIP	36.94(a)

	NATIONAL FINANCIAL SERVICES	25.88(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.46

FUND	SHAREHOLDER	%
TARGET 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	22.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	18.89

	T ROWE PRICE ASSOCIATES INC	58.30(b)
	ATTN FINANCIAL REPORTING DEPT
TARGET 2005 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	37.56(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	21.22
	CUST FOR THE ROLLOVER IRA OF
	CHRISTOPHER R BURNHAM

	T ROWE PRICE TRUST CO INC	23.12
	CUST FOR THE ROLLOVER IRA OF
	TOMMY M HALL

	TRAC 2000	6.48
	POTOMAC VALLEY BRICK AND SUPPLY CO
	JACK A RICHARDSON
	1231 CHERRY TREE LN
	ANNAPOLIS MD 21403-5023
TARGET 2010 FUND	NATIONAL FINANCIAL SERVICES	5.41
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	8.00
	OMNIBUS ACCOUNT TICKER: TRROX
	TRP TARGET RET 2010 AB9K
TARGET 2010 FUND—ADVISOR CLASS	MATRIX TRUST COMPANY AS AGENT FOR	9.42
	BANCORPSOUTH FBO
	CAFFEY INC 401(K) PLAN
	2910 W JACKSON ST
	TUPELO MS 38801-6799

	NATIONAL FINANCIAL SERVICES	15.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	74.69(a)
	ACCESS LARGE MARKET PRODUCT 201
	17TH STREET NW. S, 1000
	ATLANTA GA 30362

FUND	SHAREHOLDER	%
TARGET 2010 FUND—I CLASS	DCGT AS TTEE AND/OR CUST	11.44
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	GREAT-WEST TRUST COMPANY LLC FBO	16.67
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	11.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	REBECCA L. BESSON	41.73(a)
	STUART B COOPER TEN ENT

	VOYA INSTITUTIONAL TRUST COMPANY	5.61
TARGET 2015 FUND	T ROWE PRICE RPS INC	5.87
	OMNIBUS ACCOUNT TICKER: TRRTX
	TRP TARGET RET 2015 AB9T
TARGET 2015 FUND—ADVISOR CLASS	FIIOC AS AGENT	5.99
	FBO RICHTON TIE AND TIMBER LLC

	GREAT WEST TRUST CO LLC	44.78(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	PERSHING LLC	42.76(a)
TARGET 2015 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	17.17
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	7.05
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	9.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	5.32
	CUST FOR THE ROLLOVER IRA OF
	DENNIS W CULLEN

	T ROWE PRICE TRUST CO INC	5.65
	CUST FOR THE ROLLOVER IRA OF
	ROLLIN G SEARS

FUND	SHAREHOLDER	%
TARGET 2020 FUND	NATIONAL FINANCIAL SERVICES	6.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	11.43
	OMNIBUS ACCOUNT TICKER: TRRUX
	TRP TARGET RET 2020 ABAY
TARGET 2020 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	10.21
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	18.50
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	23.52
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	41.28(a)
	ACCESS LARGE MARKET PRODUCT 201
TARGET 2020 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	14.50
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	12.02
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	MATRIX TRUST COMPANY TTEE FBO	6.13
	RICK STEVES' EUROPE INC 401(K) PL
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	23.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2025 FUND	NATIONAL FINANCIAL SERVICES	8.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	16.87
	OMNIBUS ACCOUNT TICKER: TRRVX
	TRP TARGET RET 2025 ABBC

	WELLS FARGO BANK FBO	7.03
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2025 FUND—ADVISOR CLASS	FIIOC AS AGENT	5.06
	FBO RICHTON TIE AND TIMBER LLC

	GREAT WEST TRUST CO LLC	36.09(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	11.97
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	22.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	12.92
	ACCESS LARGE MARKET PRODUCT 201

	STATE STREET BANK AND TRUST AS	6.23
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2025 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	9.39
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	9.31
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	JOHN HANCOCK TRUST COMPANY LLC	7.05

	MATRIX TRUST COMPANY TTEE FBO	6.81
	RICK STEVES' EUROPE INC 401(K) PL
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	25.76(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2030 FUND	CHARLES SCHWAB & CO INC	5.44
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	10.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.74
	OMNIBUS ACCOUNT TICKER: TRRWX
	TRP TARGET RET 2030 ABBH

FUND	SHAREHOLDER	%
TARGET 2030 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	17.83
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	36.27(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	39.10(a)
	ACCESS LARGE MARKET PRODUCT 201
TARGET 2030 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	8.73
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	10.21
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	32.84(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2035 FUND	NATIONAL FINANCIAL SERVICES	11.83
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	24.33
	OMNIBUS ACCOUNT TICKER: RPGRX
	TRP TARGET RET 2035 AB5Y

	WELLS FARGO BANK FBO	5.42
	VARIOUS RETIREMENT PLANS
TARGET 2035 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	36.34(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	51.10(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2035 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	12.73
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	8.93
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	JOHN HANCOCK TRUST COMPANY LLC	6.05

	NATIONAL FINANCIAL SERVICES	34.94(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2040 FUND	CHARLES SCHWAB & CO INC	6.51
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	13.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.07(c)
	OMNIBUS ACCOUNT TICKER: TRHRX
	TRP TARGET RET 2040 AB6J
TARGET 2040 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	28.27(a)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	56.74(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2040 FUND—I CLASS	DCGT AS TTEE AND/OR CUST	7.12
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	GREAT-WEST TRUST COMPANY LLC FBO	14.04
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	8.81
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	JOHN HANCOCK TRUST COMPANY LLC	5.20

	NATIONAL FINANCIAL SERVICES	33.06(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	5.13
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2045 FUND	NATIONAL FINANCIAL SERVICES	15.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.77
	OMNIBUS ACCOUNT TICKER: RPTFX
	TRP TARGET RET 2045 AB7Y
TARGET 2045 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	22.95
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	63.65(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2045 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.28
	REINVEST ACCOUNT

	EDWARD C BERNARD TR	15.24
	THORNTON MILL IRREVOCABLE TRUST

	GREAT-WEST TRUST COMPANY LLC FBO	9.83
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	7.60
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	24.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2050 FUND	CHARLES SCHWAB & CO INC	8.61
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	15.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	20.54
	OMNIBUS ACCOUNT TICKER: TRFOX
	TRP TARGET RET 2050 AB8F
TARGET 2050 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	22.77
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	65.04(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	9.56
	ACCESS LARGE MARKET PRODUCT 201

FUND	SHAREHOLDER	%
TARGET 2050 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	17.94
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	15.09
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	JOHN HANCOCK TRUST COMPANY LLC	8.18

	NATIONAL FINANCIAL SERVICES	35.14(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2055 FUND	CHARLES SCHWAB & CO INC	5.44
	REINVEST ACCOUNT

	GREAT-WEST TRUST COMPANY LLC TTEE F	5.63
	C/O FASCORE LLC
	CRAIG HOSPITAL BASIC & SUPPLMNTL DA

	GREAT-WEST TRUST COMPANY LLC TTEE F	5.49
	C/O FASCORE LLC
	FBO CAPITAL HLTH RET SAV & INVST PL

	NATIONAL FINANCIAL SERVICES	16.96
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	19.05
	OMNIBUS ACCOUNT TICKER: TRFFX
	TRP TARGET RET 2055 AB8T
TARGET 2055 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	12.83
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	64.71(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	10.99
	ACCESS LARGE MARKET PRODUCT 201

FUND	SHAREHOLDER	%
TARGET 2055 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.31
	REINVEST ACCOUNT

	GREAT-WEST TRUST COMPANY LLC FBO	19.83
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	12.90
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	JOHN HANCOCK TRUST COMPANY LLC	13.35

	NATIONAL FINANCIAL SERVICES	31.00(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2060 FUND	CHARLES SCHWAB & CO INC	6.06
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	15.80
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	7.04
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC	12.00
	TRP TARGET RETIREMENT 2060 #181
TARGET 2060 FUND—ADVISOR CLASS	JOHN HANCOCK TRUST COMPANY LLC	7.12

	NATIONAL FINANCIAL SERVICES	52.40(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	16.29
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
TARGET 2060 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	21.70
	EMPLOYEE BENEFITS CLIENTS 401K

	GREAT-WEST TRUST COMPANY LLC TTEE F	14.98
	C/O FASCORE LLC
	MARY FREE BED REHABILITATION HOSP 4

	NATIONAL FINANCIAL SERVICES	26.92(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	14.46
	CUST FOR THE ROLLOVER IRA OF
	STEPHEN C MCCAIN
TARGET 2065 FUND	T ROWE PRICE ASSOCIATES INC	83.07(b)
	ATTN FINANCIAL REPORTING DEPT
TARGET 2065 FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT
TARGET 2065 FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	98.57(b)
	ATTN FINANCIAL REPORTING DEPT
TAX-EFFICIENT EQUITY FUND	CHARLES SCHWAB & CO INC	6.20
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	8.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.40
TAX-EFFICIENT EQUITY FUND—I CLASS	GAIL D BUCKNER	5.92

	LORA J PETERS	5.66

	LORA J PETERS	5.69
	RHODA MURPHY TRS
	JAFFIN FAMILY 2012 IRREV TRUST
TAX-EXEMPT MONEY FUND—I CLASS	EDDIE C BROWN	11.13
	CARMEN S BROWN TRS
	EDDIE C BROWN REVOCABLE TRUST

	JAMES S. RIEPE	9.59
TAX-FREE HIGH YIELD FUND	GOLDMAN SACHS & CO	17.09
	C/O MUTUAL FUNDS OPS
	222 S MAIN ST
	SALT LAKE CITY UT 84101-2199

	NATIONAL FINANCIAL SERVICES	26.42(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	19.42
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	52.89(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	17.63
TAX-FREE HIGH YIELD FUND—I CLASS	CHARLES SCHWAB & CO INC	10.73
	REINVEST ACCOUNT

	EDWARD D JONES & CO	28.14(a)
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	6.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND	NATIONAL FINANCIAL SERVICES	6.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.21
TAX-FREE INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	92.29(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND—I CLASS	J.P. MORGAN SECURITIES LLC	15.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	8.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	8.13
	C/O M&T BANK
	ATTN FUND ACCOUNTING DEPT

	SEI PRIVATE TRUST COMPANY	24.17
	C/O M&T BANK
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	7.65
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	6.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES INC	13.68
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	5.26
	OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC	21.38
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
TAX-FREE SHORT-INTERMEDIATE FUND—	CHARLES SCHWAB & CO INC	8.93
ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS

	CITBANCO A PARTNERSHIP	25.20(a)

	MORGAN STANLEY SMITH BARNEY LLC	14.96
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES	18.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	17.77

	RAYMOND JAMES	5.37
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER
TAX-FREE SHORT-INTERMEDIATE FUND—I CLASS	CHARLES SCHWAB & CO INC	13.69
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	EDWARD D JONES & CO	8.41
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.06
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	17.88
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
TOTAL EQUITY MARKET INDEX FUND	EDUCATION TRUST OF ALASKA	12.26
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN	10.18
	GLOBAL EQUITY MARKET INDEX
	ATTN T ROWE PRICE FUND ACCOUNTING
TOTAL RETURN FUND	TD AMERITRADE INC FBO	6.91
	OUR CUSTOMERS
TOTAL RETURN FUND—ADVISOR CLASS	PERSHING LLC	57.82(a)

	T ROWE PRICE ASSOCIATES INC	35.22(b)
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	6.96
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
TOTAL RETURN FUND—I CLASS	BAND & CO C/O US BANK NA	9.73

	JEANETTE STUMP &	11.67
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST

	NATIONAL FINANCIAL SERVICES	17.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	6.37
	FBO
	ATTN FUND ACCOUNTING DEPT

	SAXON & CO	5.47
	FBO
	ATTN FUND ACCOUNTING DEPT

	SEI PRIVATE TRUST COMPANY	11.05
	C/O TRUIST
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
TREASURY RESERVE FUND	BARNACLESAIL	27.53(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN MID CAP GROWTH FUND

	BREAD & CO	7.05
	C/O T ROWE PRICE ASSOCIATES INC

	BRIDGESAIL & CO	16.36
	C/O T ROWE PRICE ASSOCIATES INC

	LADYBIRD & CO	7.83
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY INCOME FD

	T ROWE PRICE	12.31
	RETIREMENT PLAN SERVICE INC
	ATTN RPS CASH GROUP
	4555 PAINTERS MILL ROAD
	OWINGS MILLS MD 21117-4903
U.S. EQUITY RESEARCH FUND	NATIONAL FINANCIAL SERVICES	15.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.75

	RAYMOND JAMES	47.67(a)
	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER
U.S. EQUITY RESEARCH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.44
	REINVEST ACCOUNT

	DCGT AS TTEE AND/OR CUST	19.28
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS

	FIIOC AS AGENT FBO	24.21
	SHEPHERD ELECTRIC COMPANY INC
	401K AND PROFIT SHARING PLAN

	NATIONAL FINANCIAL SERVICES	9.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.20

	STATE STREET BANK AND TRUST AS	5.75
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
U.S. EQUITY RESEARCH FUND—I CLASS	CHARLES SCHWAB & CO INC	55.33(a)
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	11.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
U.S. EQUITY RESEARCH FUND—R CLASS	CAPITAL BANK & TRUST COMPANY TTEE F	9.59
	JEFF WYLER AUTO FAMILY INC RSP 401K

	CAPITAL BANK & TRUST COMPANY TTEE F	12.19
	MACHINERY SYSTEMS INC EMPLOYEES PSP

	CAPITAL BANK & TRUST COMPANY TTEE F	7.50
	PACKAGING PERSONIFIED INC 401K PLAN

	DCGT AS TTEE AND/OR CUST	8.35
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	FIIOC AS AGENT FBO	6.12
	HOLZ RUBBER COMPANYINC
	RETIREMENT SAVINGS PLAN

	VOYA RETIREMENT INS & ANNUITY CO	10.04
U.S. HIGH YIELD FUND	MORGAN STANLEY SMITH BARNEY LLC	19.33
	FOR THE EXCL BENEFIT OF ITS CUST

	PERSHING LLC	11.17
U.S. HIGH YIELD FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES LLC	56.98(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RBC CAPITAL MARKETS LLC	9.51
	MUTUAL FUND OMNIBUS PROCESSING
	OMNIBUS
	ATTN: MUTUAL FUND OPS MANAGER

	SEI PRIVATE TRUST COMPANY	6.76
	C/O GWP US ADVISORS
	ATTN FUND ACCOUNTING DEPT

	TD AMERITRADE INC FBO	10.46
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
U.S. HIGH YIELD FUND—I CLASS	MORGAN STANLEY SMITH BARNEY LLC	6.21
	FOR THE EXCL BENEFIT OF ITS CUST

	NATIONAL FINANCIAL SERVICES LLC	23.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO FBO	5.79
	ARDEN C/C
	PO BOX 78446
	ATLANTA GA 30357-2446

	T ROWE PRICE RPS INC	7.79
	FBO TRP PLAN
	PLAN 106297
	TRP US HIGH YIELD I X4HU

	TD AMERITRADE INC FBO	5.12
	OUR CUSTOMERS
U.S. LARGE-CAP CORE FUND	NATIONAL FINANCIAL SERVICES	15.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.65

	UBS WM USA	5.12
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	9.24
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	13.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	23.21

	STATE STREET BANK AND TRUST AS	14.07
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TD AMERITRADE INC FBO	15.90
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—I CLASS	DCGT AS TTEE AND/OR CUST	15.46
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	EDWARD D JONES & CO	5.08
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	48.56(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.67

	T ROWE PRICE RPS INC	7.50
	FBO TRP PLAN
	PLAN 106297
	TRP US LARGE-CAP CORE I X2R3
U.S. LIMITED DURATION TIPS INDEX FUND	HARLAN R LEVEY	5.38
	FRANCES CAROL JODLBAUER JT TEN

	T ROWE PRICE ASSOCIATES INC	13.44
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO INC	20.31
	CUST FOR THE IRA OF
	JANET GLOVER

	T ROWE PRICE TRUST CO INC	10.53
	CUST FOR THE ROLLOVER IRA OF
	BYRON W RIEGEL

	T ROWE PRICE TRUST CO INC	13.34
	CUST FOR THE ROLLOVER IRA OF
	JOANNE R ECKEL

	T ROWE PRICE TRUST CO INC	9.51
	CUST FOR THE ROTH IRA OF
	GLEN B GLOVER
U.S. LIMITED DURATION TIPS INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES INC	100.00(b)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY INTERMEDIATE INDEX FUND	CHARLES SCHWAB & CO INC	6.55
	REINVEST ACCOUNT

	LPL FINANCIAL	33.48(a)
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MLPF&S FOR THE SOLE BENEFIT OF	9.89
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	8.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
U.S. TREASURY INTERMEDIATE INDEX FUND—I CLASS	ANB 400 & CO 0	45.54(a)
	PO BOX 1
	AMARILLO TX 79105-0001

	CHARLES SCHWAB & CO INC	12.41
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES	16.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.46
U.S. TREASURY LONG-TERM INDEX FUND	CHARLES SCHWAB & CO INC	7.65
	REINVEST ACCOUNT

	SPECTRUM INCOME FUND	17.90
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY LONG-TERM INDEX FUND—I CLASS	CHARLES SCHWAB & CO INC	5.95
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	LADYBIRD & CO	6.64
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	30.04(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	37.95(d)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN PERS STRATEGY GROWTH FUND

	T ROWE PRICE RPS INC	6.12
	FBO TRP PLAN
	PLAN 106297
	TRP US TREASURY LONG-TERM I X2TJ
U.S. TREASURY MONEY FUND—I CLASS	EDUCATION TRUST OF ALASKA	7.42
	PRESERVATION PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN DAWN WAGNER FIXED INCOME

	EDWARD D JONES & CO	47.82(a)
	FOR THE BENEFIT OF CUSTOMERS

	MARYLAND COLLEGE INVESTMENT PLAN	12.22
	US TREASURY MONEY MARKET
	ATTN T ROWE PRICE FUND ACCOUNTING
ULTRA SHORT-TERM BOND FUND	CHARLES SCHWAB & CO INC	24.06
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	18.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES INC	20.00
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	6.38
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
ULTRA SHORT-TERM BOND FUND—I CLASS	CHARLES C WILKES TR	5.00
	CHARLES C. WILKES REVOCABLE TRUST

	CHARLES SCHWAB & CO INC	20.41
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	HORIZONDECK & CO	7.11
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN GLOBAL ALLOCATION FUND

	NATIONAL FINANCIAL SERVICES	8.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES INC	9.99
	ATTN FINANCIAL REPORTING DEPT
VALUE FUND	NATIONAL FINANCIAL SERVICES	12.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.57

	SPECTRUM DIVERSIFIED EQUITY FUND	10.37
	T. ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	6.10
	ATTN INSTALLATION TEAM FOR
	TRPS INST CONTROL DEPT
VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	45.77(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.33

	PIMS/PRUDENTIAL RETIREMENT	9.32
	AS NOMINEE FOR THE TTEE/CUST PL 980
	DEFERRED COMPENSATION PLAN FOR
	148 MARTINE AVE 7TH FLOOR
	375 EXECUTIVE BLVD 2ND FLOOR
	WHITE PLAINS NY 10601-3311

	VOYA RETIREMENT INS & ANNUITY CO	6.60
VALUE FUND—I CLASS	CHARLES SCHWAB & CO INC	9.56
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	19.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	9.75
	REINVEST ACCOUNT

	NATIONAL FINANCIAL SERVICES	17.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
VIRGINIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	17.25
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	SEI PRIVATE TRUST COMPANY	14.94
	C/O TRUIST
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO BANK NA FBO	8.81
	HII DB PLAN POOL ACCOUNT
(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.
(b)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

(c)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

(d)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(e)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, Price Japan, and/or Price Singapore. T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, and Price Singapore are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong, Price Japan, and Price Singapore are wholly owned subsidiaries of T. Rowe Price International.

Investment Management Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodians, fund accounting vendor, and transfer agent; assisting the funds in the coordination of such agents’ activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a subadvisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Dynamic Global Bond, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Global Growth Stock, Global High Income Bond, Global Impact Equity, Global Multi-Sector Bond, Global Value Equity, Institutional Emerging Markets Equity, Institutional International Disciplined Equity, International Bond, International Bond Fund (USD Hedged), International Disciplined Equity, International Discovery, International Equity Index, International Stock, International Value Equity, Latin America, and New Asia Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the subadvisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Japan Fund, the Real Assets Fund, and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a subadvisory agreement with Price Japan under which, subject to the supervision of T. Rowe Price, Price Japan is authorized to trade securities and make discretionary investment decisions on behalf of each fund.

With respect to the Asia Opportunities Fund, T. Rowe Price has entered into a subadvisory agreement with Price Singapore under which, subject to the supervision of T. Rowe Price, Price Singapore is authorized to make discretionary investment decisions and delegate the trading of securities on behalf of the fund.

With respect to the Asia Opportunities, China Evolution Equity, Emerging Markets Discovery Stock, Global Real Estate, Global Stock, International Discovery, and New Asia Funds, T. Rowe Price has entered into a subadvisory agreement with Price Hong Kong under which, subject to the supervision of T. Rowe Price, Price Hong Kong is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the subadvisory agreement, Price Hong Kong is generally responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The subadvisory agreements have a similar provision limiting the liability of the investment subadviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and subadvisory agreements, if applicable), the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and subadvisory agreements, if applicable) or otherwise helpful to the funds.

Legal Proceedings On April 27, 2016, a lawsuit (Complaint No. 3:16-cv-2289) was filed against T. Rowe Price in the United States District Court for the Northern District of California by Christopher Zoidis, and other purported shareholders of eight Price Funds: T. Rowe Price Blue Chip Growth Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, T. Rowe Price High Yield Fund, T. Rowe Price New Income Fund, and T. Rowe Price Small-Cap Stock Fund (collectively, the “Named Funds”). None of the Named Funds are a party to the lawsuit and the T. Rowe Small-Cap Stock Fund has since been removed from the case following a voluntary dismissal by the plaintiffs filed on February 28, 2018. The complaint alleges that T. Rowe Price violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from each Named Fund because T. Rowe Price charges lower advisory fees to subadvised clients with funds in the same strategy. The lawsuit seeks, among other things, a declaration that T. Rowe Price has violated Section 36(b) of the 1940 Act, rescission of the investment management agreements between T. Rowe Price and the Named Funds, an award of compensatory damages against T. Rowe Price, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such fund from one year prior to the filing of the complaint through the date of trial of the action, plus purported lost investment returns and profits on those amounts and interest thereon, and attorneys’ fees and costs. T. Rowe Price believes the claims are without merit and is vigorously defending the action. On August 4, 2016, the Northern District of California granted a motion to transfer the case to the District of Maryland. On March 31, 2017, a motion to dismiss the case was denied. The matter is currently in discovery.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”), is a publicly owned company and owns 100% of the stock of T. Rowe Price, which in turn owns 100% of T. Rowe Price International, which in turn owns 100% each of Price Hong Kong, Price Japan, and Price Singapore. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index Funds, Institutional Funds, Multi-Sector Account Portfolios, Spectrum Funds, Target Date Funds, TRP Reserve Funds, and Certain Money Market Funds

The funds pay T. Rowe Price a fee (“Fee”), which consists of two components: a group management fee (“Group Fee”) and an individual fund fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price and is calculated as described below.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.340%	Next $5 billion	0.290%	Next $60 billion
0.450%	Next $1 billion	0.330%	Next $10 billion	0.285%	Next $80 billion
0.420%	Next $1 billion	0.320%	Next $10 billion	0.280%	Next $100 billion
0.390%	Next $1 billion	0.310%	Next $16 billion	0.275%	Next $100 billion
0.370%	Next $1 billion	0.305%	Next $30 billion	0.270%	Next $150 billion
0.360%	Next $2 billion	0.300%	Next $40 billion	0.265%	Next $195 billion
0.350%	Next $2 billion	0.295%	Next $40 billion	0.260%	Thereafter

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Funds-of-Funds, TRP Reserve Funds, Multi-Sector Account Portfolios, any Index, or private-label mutual funds). In addition, any investments by a fund in another Price Fund are excluded from the calculation. For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East Fund	0.75
Asia Opportunities Fund	0.50
Balanced Fund	0.15
Blue Chip Growth Fund	0.30	(a)
California Tax-Free Bond Fund	0.10
California Tax-Free Money Fund	0.10

Fund	Fee %
Capital Appreciation Fund	0.30
China Evolution Equity Fund	0.70
Communications & Technology Fund	0.35
Corporate Income Fund	0.15
Credit Opportunities Fund	0.35
Diversified Mid-Cap Growth Fund	0.35
Dividend Growth Fund	0.20
Dynamic Credit Fund	0.27
Dynamic Global Bond Fund	0.20
Emerging Europe Fund	0.75
Emerging Markets Bond Fund	0.45
Emerging Markets Corporate Bond Fund	0.50
Emerging Markets Discovery Stock Fund	0.75
Emerging Markets Local Currency Bond Fund	0.45
Emerging Markets Stock Fund	0.75
Equity Income Fund	0.25	(b)
European Stock Fund	0.50
Financial Services Fund	0.35
Floating Rate Fund	0.30
Georgia Tax-Free Bond Fund	0.10
Global Allocation Fund	0.40
Global Consumer Fund	0.40
Global Growth Stock Fund	0.35	(c)
Global High Income Bond Fund	0.30
Global Industrials Fund	0.40
Global Impact Equity Fund	0.40
Global Multi-Sector Bond Fund	0.20
Global Real Estate Fund	0.40
Global Stock Fund	0.35	(c)
Global Value Equity Fund	0.35	(c)
Global Technology Fund	0.45
GNMA Fund	0.15
Government Money Fund	0.00
Growth & Income Fund	0.25
Growth Stock Fund	0.25	(b)
Health Sciences Fund	0.35
High Yield Fund	0.30
Inflation Protected Bond Fund	0.05
Intermediate Tax-Free High Yield Fund	0.20
International Bond Fund	0.20
International Bond Fund (USD Hedged)	0.20
International Disciplined Equity Fund	0.35
International Discovery Fund	0.75
International Stock Fund	0.35	(d)
International Value Equity Fund	0.35

Fund	Fee %
Japan Fund	0.50
Latin America Fund	0.75
Large-Cap Growth Fund	0.26	(e)
Large-Cap Value Fund	0.26	(e)
Limited Duration Inflation Focused Bond Fund	0.05
Maryland Short-Term Tax-Free Bond Fund	0.10
Maryland Tax-Free Bond Fund	0.10
Maryland Tax-Free Money Fund	0.10
Mid-Cap Growth Fund	0.35	(f)
Mid-Cap Value Fund	0.35
Multi-Strategy Total Return Fund	0.71
New America Growth Fund	0.35
New Asia Fund	0.50
New Era Fund	0.25
New Horizons Fund	0.35
New Income Fund	0.09
New Jersey Tax-Free Bond Fund	0.10
New York Tax-Free Bond Fund	0.10
New York Tax-Free Money Fund	0.10
Overseas Stock Fund	0.35	(c)
QM Global Equity Fund	0.25
QM U.S. Small & Mid-Cap Core Equity Fund	0.35
QM U.S. Small-Cap Growth Equity Fund	0.35
QM U.S. Value Equity Fund	0.20
Real Assets Fund	0.35
Real Estate Fund	0.30
Science & Technology Fund	0.35
Short Duration Income Fund	0.00
Short-Term Bond Fund	0.05
Small-Cap Stock Fund	0.45
Small-Cap Value Fund	0.35
Spectrum Conservative Allocation Fund	0.15
Spectrum Moderate Allocation Fund	0.25
Spectrum Moderate Growth Allocation Fund	0.30
Summit Municipal Income	0.08
Summit Municipal Intermediate Fund	0.08
Tax-Efficient Equity Fund	0.35
Tax-Exempt Money Fund	0.10
Tax-Free High Yield Fund	0.30
Tax-Free Income Fund	0.15
Tax-Free Short-Intermediate Fund	0.10
Total Return Fund	0.08
U.S. Equity Research Fund	0.04	(f)
U.S. High Yield Fund	0.30
U.S. Large-Cap Core Fund	0.25

Fund	Fee %
U.S. Treasury Money Fund	0.00
Ultra Short-Term Bond Fund	0.01
Value Fund	0.35
Virginia Tax-Free Bond Fund	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) On assets up to $15 billion and 0.2125% on assets above $15 billion.

(c) Total management fee not to exceed 0.65% of the fund’s average daily net assets.

(d) Total management fee not to exceed 0.70% of the fund’s average daily net assets.

(e) Total management fee not to exceed 0.55% of the fund’s average daily net assets.

(f) On assets up to $15 billion and 0.2975% on assets above $15 billion.

(g) Total management fee not to exceed 0.33% of the fund’s average daily net assets.

Index Funds, Institutional Funds, and Certain Money Market Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500 Fund	0.06
Institutional Cash Reserves Fund	0.25
Institutional International Disciplined Equity Fund	0.65
Institutional Large-Cap Core Growth Fund	0.55
Institutional Mid-Cap Equity Growth Fund	0.60
Institutional Small-Cap Stock Fund	0.65
Mid-Cap Index Fund	0.12
QM U.S. Bond Index Fund	0.07
Small-Cap Index Fund	0.14
U.S. Limited Duration TIPS Index Fund	0.06

The following funds (“All-Inclusive Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Cash Reserves Fund	0.45
Extended Equity Market Index Fund	0.35
Institutional Emerging Markets Bond Fund	0.70
Institutional Emerging Markets Equity Fund	1.10
Institutional Floating Rate Fund	0.55
Institutional High Yield Fund	0.50
Institutional Long Duration Credit Fund	0.45
International Equity Index Fund	0.45
Total Equity Market Index Fund	0.30
U.S. Treasury Intermediate Index Fund	0.06
U.S. Treasury Long-Term Index Fund	0.06

The Investment Management Agreement between each All-Inclusive Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses that would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Target Date Funds

The Target Date Funds also pay an All-Inclusive Fee to T. Rowe Price based on each fund’s average daily net assets and the fee covers investment management and all of the fund’s operating expenses, except for interest and borrowing expenses; taxes; brokerage commissions; nonrecurring and extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a share class. In accordance with predetermined contractual fee schedules, the All-Inclusive Fee rates for the Target Date Funds (other than the Retirement Balanced Fund and Retirement Balanced I Fund) generally decline over time as a fund reduces its overall stock exposure along its investment glide path. Any predetermined decrease for a particular year will occur on the first day of the fund’s fiscal year.

The Retirement Balanced Fund charges an All-Inclusive Fee of 0.496%. The other RDFs and Retirement Income 2020 Fund charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.714	18	0.686	4	0.602
31	0.713	17	0.682	3	0.595
30	0.713	16	0.678	2	0.587
29	0.713	15	0.673	1	0.580
28	0.713	14	0.667	0	0.574
27	0.713	13	0.662	(1)	0.569
26	0.713	12	0.656	(2)	0.563
25	0.710	11	0.651	(3)	0.558
24	0.708	10	0.644	(4)	0.552
23	0.705	9	0.637	(5)	0.546
22	0.703	8	0.631	(6)	0.540
21	0.699	7	0.624	(7)	0.533
20	0.695	6	0.617	(8)	0.527
19	0.691	5	0.610	Thereafter	0.521

The Retirement Balanced I Fund—I Class charges an All-Inclusive Fee of 0.346%. The other Retirement I Funds charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All Prior Years	0.520	18	0.504	4	0.452
30	0.519	17	0.502	3	0.445
29	0.518	16	0.500	2	0.437
28	0.517	15	0.498	1	0.430
27	0.516	14	0.496	0	0.424
26	0.515	13	0.494	(1)	0.419
25	0.514	12	0.492	(2)	0.413
24	0.513	11	0.490	(3)	0.408
23	0.512	10	0.486	(4)	0.402
22	0.511	9	0.482	(5)	0.396
21	0.510	8	0.478	(6)	0.390
20	0.508	7	0.473	(7)	0.383
19	0.506	6	0.467	(8)	0.377

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
		5	0.460	Thereafter	0.371

The TRFs’ Investor Classes and Advisor Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.714	18	0.675	4	0.567
31	0.711	17	0.669	3	0.558
30	0.710	16	0.663	2	0.548
29	0.709	15	0.656	1	0.539
28	0.707	14	0.650	0	0.529
27	0.706	13	0.643	(1)	0.519
26	0.705	12	0.637	(2)	0.508
25	0.702	11	0.630	(3)	0.498
24	0.700	10	0.621	(4)	0.488
23	0.697	9	0.612	(5)	0.484
22	0.695	8	0.604	(6)	0.480
21	0.692	7	0.595	(7)	0.476
20	0.686	6	0.586	(8)	0.472
19	0.680	5	0.577	(9)	0.468
				Thereafter	0.468

The TRFs’ I Classes charge an All-Inclusive Fee in accordance with the following fee schedule (Year 0 represents the target date year referenced in the fund’s name):

Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)	Years to Target Date	All-Inclusive Fee Rate (%)
All prior years	0.520	18	0.496	4	0.417
31	0.520	17	0.492	3	0.408
30	0.519	16	0.488	2	0.398
29	0.518	15	0.485	1	0.389
28	0.517	14	0.482	0	0.379
27	0.516	13	0.477	(1)	0.369
26	0.515	12	0.473	(2)	0.358
25	0.514	11	0.470	(3)	0.348
24	0.513	10	0.463	(4)	0.338
23	0.512	9	0.456	(5)	0.334
22	0.511	8	0.450	(6)	0.330
21	0.509	7	0.443	(7)	0.326
20	0.504	6	0.436	(8)	0.322
19	0.500	5	0.427	(9)	0.318
				Thereafter	0.318

Prior to April, 2020, none of the Target Date Funds paid T. Rowe Price an investment management fee.

Multi-Sector Account Portfolios, TRP Reserve Funds, and Spectrum Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Subadvisory Agreements

Pursuant to each of the subadvisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers (or a prior Investment Manager, as indicated in the table) by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
California Tax-Free Bond Fund(a)	$2,744,000	$2,590,000	$2,428,000
California Tax-Free Money Fund(a)	222,000	161,000	141,000
Floating Rate Multi-Sector Account Portfolio	(b)	(b)	(b)
Georgia Tax-Free Bond Fund(a)	1,623,000	1,335,000	1,257,000
High Yield Multi-Sector Account Portfolio	(b)	(b)	(b)
Intermediate Tax-Free High Yield Fund(a)	268,000	274,000	260,000
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Maryland Short-Term Tax-Free Bond Fund(a)	651,000	686,000	744,000
Maryland Tax-Free Bond Fund(a)	9,546,000	8,821,000	8,813,000
Maryland Tax-Free Money Fund(a)	310,000	216,000	225,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)	(b)	(b)
New Jersey Tax-Free Bond Fund(a)	1,861,000	1,621,000	1,520,000
New York Tax-Free Bond Fund(a)	1,980,000	1,847,000	1,852,000
New York Tax-Free Money Fund(a)	239,000	171,000	162,000
Tax-Efficient Equity Fund(a)	3,299,000	2,252,000	1,687,000
Tax-Exempt Money Fund(a)	1,435,000	1,022,000	1,032,000
Tax-Free High Yield Fund(a)	31,705,000	31,312,000	29,390,000
Tax-Free Income Fund(a)	11,429,000	10,922,000	11,640,000
Tax-Free Short-Intermediate Fund(a)	7,511,000	7,567,000	7,839,000
Transition Fund	(c)	(c)	(c)
Virginia Tax-Free Bond Fund(a)	5,595,000	4,833,000	4,734,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) The fund does not pay an investment management fee.

(c) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Corporate Income Fund(a)	$3,227,000	$3,408,000	$4,160,000
Credit Opportunities Fund(a)	457,000	406,000	298,000
Floating Rate Fund(a)	11,118,000	13,053,000	7,729,000
Global Multi-Sector Bond Fund(a)	5,842,000	4,127,000	2,760,000
GNMA Fund(a)	5,725,000	5,640,000	6,043,000
Government Money Fund(a)	24,842,000	19,456,000	20,602,000
Government Reserve Fund	(c)	(c)	(c)
High Yield Fund(a)	47,358,000	40,524,000	51,365,000
Inflation Protected Bond Fund(a)	1,263,000	718,000	947,000
Institutional Cash Reserves Fund	647,000	826,000	151,000
Institutional Floating Rate Fund(a)(d)	18,970,000	27,273,000	29,131,000
Institutional High Yield Fund(d)	7,763,000	6,984,000	8,386,000

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Institutional Long Duration Credit Fund(d)	126,000	145,000	175,000
Limited Duration Inflation Focused Bond Fund(a)	28,680,000	20,703,000	22,130,000
New Income Fund(a)	91,888,000	99,932,000	123,547,000
Retirement 2005 Fund	(c)	(c)	(c)
Retirement 2010 Fund	(c)	(c)	(c)
Retirement 2015 Fund	(c)	(c)	(c)
Retirement 2020 Fund	(c)	(c)	(c)
Retirement 2025 Fund	(c)	(c)	(c)
Retirement 2030 Fund	(c)	(c)	(c)
Retirement 2035 Fund	(c)	(c)	(c)
Retirement 2040 Fund	(c)	(c)	(c)
Retirement 2045 Fund	(c)	(c)	(c)
Retirement 2050 Fund	(c)	(c)	(c)
Retirement 2055 Fund	(c)	(c)	(c)
Retirement 2060 Fund	(c)	(c)	(c)
Retirement 2065 Fund	(b)	(b)	(b)
Retirement Balanced Fund	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(c)
Retirement I 2010 Fund—I Class	(c)	(c)	(c)
Retirement I 2015 Fund—I Class	(c)	(c)	(c)
Retirement I 2020 Fund—I Class	(c)	(c)	(c)
Retirement I 2025 Fund—I Class	(c)	(c)	(c)
Retirement I 2030 Fund—I Class	(c)	(c)	(c)
Retirement I 2035 Fund—I Class	(c)	(c)	(c)
Retirement I 2040 Fund—I Class	(c)	(c)	(c)
Retirement I 2045 Fund—I Class	(c)	(c)	(c)
Retirement I 2050 Fund—I Class	(c)	(c)	(c)
Retirement I 2055 Fund—I Class	(c)	(c)	(c)
Retirement I 2060 Fund—I Class	(c)	(c)	(c)
Retirement I 2065 Fund—I Class	(b)	(b)	(b)
Retirement Balanced I Fund—I Class	(c)	(c)	(c)
Short Duration Income Fund(a)	(b)	(b)	(b)
Short-Term Fund	(c)	(c)	(c)
Short-Term Bond Fund(a)	18,229,000	18,306,000	16,823,000
Short-Term Government Fund	(b)	(b)	(b)
Spectrum Conservative Allocation Fund(a)	9,879,000	9,570,000	9,029,000
Spectrum Moderate Allocation Fund(a)	12,900,000	12,196,000	12,506,000
Spectrum Moderate Growth Allocation Fund(a)	16,554,000	13,856,000	12,801,000
Target 2005 Fund	(c)	(c)	(c)
Target 2010 Fund	(c)	(c)	(c)
Target 2015 Fund	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Target 2020 Fund	(c)	(c)	(c)
Target 2025 Fund	(c)	(c)	(c)
Target 2030 Fund	(c)	(c)	(c)
Target 2035 Fund	(c)	(c)	(c)
Target 2040 Fund	(c)	(c)	(c)
Target 2045 Fund	(c)	(c)	(c)
Target 2050 Fund	(c)	(c)	(c)
Target 2055 Fund	(c)	(c)	(c)
Target 2060 Fund	(c)	(c)	(c)
Target 2065 Fund	(b)	(b)	(b)
Total Return Fund(a)	257,000	152,000	133,000
Treasury Reserve Fund	(c)	(c)	(c)
U.S. High Yield Fund(a)	1,630,000	974,000	652,000
U.S. Limited Duration TIPS Index Fund(a)	(b)	(b)	(b)
U.S. Treasury Intermediate Index Fund(a)	1,974,000	646,000	752,000
U.S. Treasury Long-Term Index Fund(a)	13,545,000	8,297,000	3,774,000
U.S. Treasury Money Fund(a)	19,433,000	15,237,000	15,657,000
Ultra Short-Term Bond Fund(a)	5,270,000	3,058,000	1,386,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
Africa & Middle East Fund(a)	$1,312,000	$1,528,000	$1,398,000
Asia Opportunities Fund(a)	926,000	917,000	338,000
Cash Reserves Fund(c)	12,791,000	10,725,000	10,017,000
China Evolution Equity Fund(a)	(b)	(b)	(b)
Emerging Europe Fund(a)	1,576,000	1,872,000	1,810,000
Emerging Markets Discovery Stock Fund(a)	1,050,000	528,000	315,000
Emerging Markets Stock Fund(a)	125,538,000	115,733,000	90,312,000
European Stock Fund(a)	7,444,000	9,062,000	8,467,000
Global Allocation Fund(a)	4,601,000	3,226,000	1,629,000
Global Growth Stock Fund(a)	2,780,000	2,237,000	731,000
Global Impact Equity Fund(a)	(b)	(b)	(b)
Global Stock Fund(a)	10,625,000	7,033,000	4,304,000
Global Value Equity Fund(a)	66,000	73,000	67,000
Institutional Emerging Markets Equity Fund(c)	19,529,000	20,091,000	13,757,000
Institutional International Disciplined Equity Fund	1,762,000	2,962,000	2,838,000
International Disciplined Equity Fund(a)	745,000	654,000	126,000
International Discovery Fund(a)	79,479,000	90,459,000	61,472,000
International Equity Index Fund(c)	2,540,000	2,735,000	2,414,000

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
International Stock Fund(a)	91,186,000	97,146,000	99,302,000
International Value Equity Fund(a)	68,221,000	85,089,000	81,806,000
Japan Fund(a)	5,852,000	6,672,000	4,276,000
Latin America Fund(a)	6,040,000	6,595,000	6,799,000
Multi-Strategy Total Return Fund(a)	623,000	410,000	(b)
New Asia Fund(a)	21,213,000	24,130,000	21,777,000
Overseas Stock Fund(a)	106,287,000	103,925,000	88,433,000
QM U.S. Bond Index Fund(a)(d)	3,513,000	2,641,000	2,022,000
Summit Municipal Income Fund(a)(c)(e)	3,172,000	8,115,000	6,347,000
Summit Municipal Intermediate Fund(a)(c)(e)	8,888,000	28,419,000	22,715,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

(d) Prior to October 1, 2020, the fund paid an all-inclusive management fee that included investment management and ordinary, recurring operating expenses. Effective October 1, 2020, the fund pays an annual investment management fee.

(e) Prior to March 1, 2019, the fund paid an all-inclusive management fee that included investment management and ordinary, recurring operating expenses. Effective March 1, 2019, operating expenses are borne directly by the fund.

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Balanced Fund(a)	$18,794,000	$17,901,000	$17,414,000
Blue Chip Growth Fund(a)	345,683,000	296,816,000	222,720,000
Capital Appreciation Fund(a)	201,674,000	175,675,000	166,679,000
Communications & Technology Fund(a)	37,853,000	33,155,000	28,259,000
Diversified Mid-Cap Growth Fund(a)	8,947,000	6,153,000	4,727,000
Dividend Growth Fund(a)	56,418,000	44,096,000	38,612,000
Dynamic Credit Fund(a)	161,000	(c)	(c)
Dynamic Global Bond Fund(a)	21,009,000	19,954,000	2,768,000
Emerging Markets Bond Fund(a)	42,767,000	43,222,000	48,965,000
Emerging Markets Corporate Bond Fund(a)	868,000	493,000	466,000
Emerging Markets Corporate Multi-Sector Account Portfolio	(d)	(d)	(d)
Emerging Markets Local Currency Bond Fund(a)	3,590,000	4,302,000	2,509,000
Emerging Markets Local Multi-Sector Account Portfolio	(d)	(d)	(d)
Equity Income Fund(a)	105,971,000	112,342,000	117,552,000
Equity Index 500 Fund(a)	17,546,000	16,787,000	24,488,000
Extended Equity Market Index Fund(b)	3,117,000	3,078,000	2,887,000
Financial Services Fund(a)	4,895,000	5,438,000	4,974,000
Global Consumer Fund	139,000	113,000	87,000
Global High Income Bond Fund(a)	755,000	582,000	451,000
Global Industrials Fund(a)	155,000	172,000	153,000
Global Real Estate Fund(a)	953,000	1,074,000	1,420,000
Global Technology Fund(a)	35,348,000	45,282,000	36,549,000
Growth & Income Fund(a)	10,712,000	10,272,000	9,666,000

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Growth Stock Fund(a)	277,251,000	272,125,000	258,241,000
Health Sciences Fund(a)	81,349,000	79,489,000	71,426,000
Institutional Emerging Markets Bond Fund(b)	3,237,000	2,691,000	2,342,000
Institutional Large-Cap Core Growth Fund	22,375,000	19,914,000	15,271,000
Institutional Mid-Cap Equity Growth Fund	45,669,000	42,698,000	38,870,000
Institutional Small-Cap Stock Fund	33,485,000	30,184,000	25,250,000
International Bond Fund(a)	6,817,000	10,614,000	27,994,000
International Bond Fund (USD Hedged)(a)	29,565,000	23,024,000	(e)
Large-Cap Growth Fund(a)	98,225,000	96,937,000	78,293,000
Large-Cap Value Fund(a)	18,802,000	20,372,000	19,476,000
Mid-Cap Growth Fund(a)	198,184,000	189,253,000	171,958,000
Mid-Cap Index Fund(a)	8,000	8,000	7,000
Mid-Cap Value Fund(a)	80,418,000	86,969,000	86,608,000
New America Growth Fund(a)	32,806,000	30,713,000	25,514,000
New Era Fund(a)	18,642,000	20,663,000	19,407,000
New Horizons Fund(a)	168,865,000	155,161,000	126,698,000
QM Global Equity Fund(a)	103,000	102,000	82,000
QM U.S. Small & Mid-Cap Core Equity Fund(a)	594,000	449,000	262,000
QM U.S. Small-Cap Growth Equity Fund(a)	49,546,000	44,733,000	29,383,000
QM U.S. Value Equity Fund(a)	100,000	104,000	91,000
Real Assets Fund(a)	19,470,000	19,965,000	21,431,000
Real Estate Fund(a)	22,758,000	31,756,000	37,187,000
Retirement Income 2020 Fund	(d)	(d)	(d)
Science & Technology Fund(a)	38,171,000	36,770,000	30,593,000
Small-Cap Index Fund(a)	8,000	9,000	9,000
Small-Cap Stock Fund(a)	73,059,000	72,517,000	70,322,000
Small-Cap Value Fund(a)	62,057,000	65,336,000	63,445,000
Spectrum Diversified Equity Fund	(d)	(d)	(d)
Spectrum Income Fund	(d)	(d)	(d)
Spectrum International Equity Fund	(d)	(d)	(d)
Total Equity Market Index Fund(b)	5,739,000	5,370,000	4,765,000
U.S. Equity Research Fund(a)	4,586,000	3,408,000	2,733,000
U.S. Large-Cap Core Fund(a)	3,050,000	3,007,000	2,300,000
Value Fund(a)	155,981,000	157,699,000	157,550,000

(a) The fund has multiple classes. The management fee is allocated to each class based on relative net assets.

(b) The fee includes investment management fees and administrative expenses.

(c) Prior to commencement of operations.

(d) The fund does not pay an investment management fee.

(e) Less than $1,000.

Expense Limitations and Reimbursements

The Investment Management Agreement between each Price Fund and T. Rowe Price provides that the fund will bear all expenses of its operations that are not specifically assumed by T. Rowe Price. Certain Price Funds have implemented contractual expense limitations pursuant to either their Investment Management Agreement or a separate agreement between the fund and T. Rowe Price. Some expense limitations apply to a fund’s (or class’) total expense ratio, while others apply to a fund’s management fee rate or to a particular class’ ordinary operating expenses.

For purposes of applying a fund’s expense limitation, the expenses of a fund and its share classes are generally calculated on a monthly basis. If a class is operating above its expense limitation, that month’s management fee will be reduced or waived and/or the fund’s operating expenses will be paid or reimbursed, with any adjustment made after the end of the year. For all contractual expense limitation arrangements except for management fee waivers, fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding the lower of: (i) the expense limitation in place at the time of the waiver or payment; or (ii) any applicable expense limitation at the time of the reimbursement. Generally, T. Rowe Price may agree (with approval of the fund’s Board) to implement one or more additional expense limitations (of the same or different time periods and amounts) for a fund after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund’s (or class’) expenses exceeding the lower of: (i) the expense limitation in place at the time of the waiver or payment; or (ii) any applicable expense limitation at the time of the reimbursement. Expenses waived pursuant to a management fee waiver agreement are not subject to reimbursement.

The following four tables set forth the majority of the contractual expense limitation arrangements currently in effect (or those that will be in effect in the near future) for the Price Funds and the periods for which they are effective. The tables are organized by fiscal year-end. Limitations that were in effect during the prior three fiscal years and certain expense limitation arrangements that are currently in effect are included in the additional tables appearing under the heading “Additional Expense Limitations and Reimbursements.”

Funds with a 10/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Africa & Middle East Fund	October 1, 2019 – February 28, 2022	1.30	—	—	(a)
Africa & Middle East Fund—I Class	March 1, 2021 – February 28, 2022	—	0.05	—	(a)
Africa & Middle East Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Asia Opportunities Fund	March 1, 2019 – February 28, 2021	1.15	—	—	(b)
Asia Opportunities Fund—Advisor Class	March 1, 2019 – February 28, 2021	1.25	—	—	(b)
Asia Opportunities Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
China Evolution Equity Fund	October 23, 2019 – February 28, 2022	1.40	—	—	(b)
China Evolution Equity Fund—I Class	October 23, 2019 – February 28, 2022	—	0.05	—	(a)
Emerging Europe Fund	October 1, 2019 – February 28, 2022	1.41	—	—	(a)
Emerging Europe Fund—I Class	March 1, 2021 – February 28, 2022	—	0.05	—	(a)
Emerging Europe Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Emerging Markets Discovery Stock Fund	March 1, 2020 – February 28, 2022	1.23	—	—	(b)
Emerging Markets Discovery Stock Fund—Advisor Class	March 1, 2020 – February 28, 2022	1.65	—	—	(b)
Emerging Markets Discovery Stock Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Emerging Markets Discovery Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Emerging Markets Stock Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
Emerging Markets Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
European Stock Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
European Stock Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Global Allocation Fund—Advisor Class	March 1, 2020 – February 28, 2022	1.15	—	—	(b)
Global Allocation Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
Global Growth Stock Fund	March 1, 2019 – February 28, 2021	1.00	—	—	(b)
Global Growth Stock Fund—Advisor Class	March 1, 2019 – February 28, 2021	1.10	—	—	(b)
Global Growth Stock Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Global Impact Equity Fund	October 26, 2020 – February 28, 2023	0.94	—	—	(b)
Global Impact Equity Fund—I Class	October 26, 2020 – February 28, 2023	—	0.10	—	(a)
Global Stock Fund—I Class	November 1, 2019 – February 28, 2021	0.75	—	—	(b)
Global Stock Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Global Value Equity Fund	March 1, 2020 – February 28, 2022	0.89	—	—	(a)
Global Value Equity Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
Institutional International Disciplined Equity Fund	March 1, 2019 – February 28, 2021	0.75	—	—	(b)
International Disciplined Equity Fund	March 1, 2019 – February 28, 2021	0.90	—	—	(b)
International Disciplined Equity Fund—Advisor Class	March 1, 2019 – February 28, 2021	1.00	—	—	(b)
International Disciplined Equity Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
International Discovery Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
International Discovery Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
International Equity Index Fund—Z Class	Effective November 2, 2020 (f)	0.00	—	—	(c)
International Stock Fund—I Class	September 1, 2020 – February 28, 2022	0.75	—	—	February 29, 2024(h)
International Stock Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
International Stock Fund—R Class	March 1, 2020 – February 28, 2022	1.40	—	—	(b)
International Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
International Value Equity Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
International Value Equity Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Japan Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Japan Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Latin America Fund—I Class	March 1, 2021 – February 28, 2023	—	0.05	—	(a)
Latin America Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Multi-Strategy Total Return Fund	March 1, 2020 – February 28, 2022	1.19	—	—	(b)
Multi-Strategy Total Return Fund— Advisor Class	March 1, 2020 – February 28, 2022	1.60	—	—	(b)
Multi-Strategy Total Return Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
New Asia Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
New Asia Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Overseas Stock Fund—I Class	September 1, 2020 – February 28, 2021	0.75	—	—	(b)
Overseas Stock Fund—I Class	March 1, 2020 – February 28, 2022	—	0.05	—	(a)
Overseas Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
QM U.S. Bond Index Fund	October 1, 2020– February 28, 2023	0.25	—	—	(b)
QM U.S. Bond Index Fund—I Class	October 1, 2020– February 28, 2023	—	0.05	—	(a)
QM U.S. Bond Index Fund—Z Class	Effective October 1, 2020 (f)	0.00	—	—	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Summit Municipal Income Fund—I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Summit Municipal Intermediate Fund— I Class	March 1, 2019 – February 28, 2021	—	0.05	—	(a)

Funds with a 12/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Balanced Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Blue Chip Growth Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Blue Chip Growth Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Capital Appreciation Fund	May 1, 2020 – April 30, 2021	—	—	0.27(d)	(c)
Capital Appreciation Fund—Advisor Class	May 1, 2020 – April 30, 2021	—	—	0.27(d)	(c)
Capital Appreciation Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Capital Appreciation Fund—I Class	May 1, 2020 – April 30, 2021	—	—	0.27(d)	(c)
Communications & Technology Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Diversified Mid-Cap Growth Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Dividend Growth Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Dividend Growth Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Dynamic Credit Fund	October 1, 2019 – April 30, 2021	0.63	—	—	(b)
Dynamic Credit Fund—I Class	January 10, 2019 – April 30, 2021	—	0.05	—	(a)
Dynamic Global Bond Fund	May 1, 2019 – April 30, 2021	0.75	—	—	(b)
Dynamic Global Bond Fund—Advisor Class	May 1, 2019 – April 30, 2021	0.90	—	—	(b)
Dynamic Global Bond Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Dynamic Global Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Emerging Markets Bond Fund—Advisor Class	May 1, 2020– April 30, 2022	1.20	—	—	(b)
Emerging Markets Bond Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Emerging Markets Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Emerging Markets Corporate Bond Fund	October 1, 2019 – April 30, 2021	0.97	—	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2019 – April 30, 2021	1.25	—	—	(b)
Emerging Markets Corporate Bond Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2020 – April 30, 2022	1.20	—	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Equity Income Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Equity Income Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Equity Index 500 Fund	May 1, 2020– April 30, 2022	0.21	—	—	(b)
Equity Index 500 Fund—I Class	May 1, 2020– April 30, 2022	—	0.00	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Equity Index 500 Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Financial Services Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Global Consumer Fund	May 1, 2019 – April 30, 2021	1.05	—	—	(b)
Global High Income Bond Fund	October 1, 2019 – April 30, 2021	0.79	—	—	(b)
Global High Income Bond Fund—Advisor Class	May 1, 2019 – April 30, 2021	1.00	—	—	(b)
Global High Income Bond Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Global Industrials Fund	May 1, 2020 – April 30, 2022	1.05	—	—	(b)
Global Industrials Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Global Real Estate Fund	October 1, 2019 – April 30, 2021	0.95	—	—	(b)
Global Real Estate Fund—Advisor Class	May 1, 2019 – April 30, 2021	1.15	—	—	(b)
Global Real Estate Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Global Technology Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Growth & Income Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
Growth Stock Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Growth Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Health Sciences Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
International Bond Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
International Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
International Bond Fund (USD Hedged)—Advisor Class	May 1, 2020– April 30, 2022	0.99	—	—	(b)
International Bond Fund (USD Hedged)— I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
International Bond Fund (USD Hedged)— Z Class	Effective October 28, 2019 (f)	0.00	—	—	(c)
Large-Cap Growth Fund	May 1, 2020 – April 30, 2022	0.70	—	—	(a)
Large-Cap Growth Fund—I Class	May 1, 2020 – April 30, 2022	—	0.05	—	(a)
Large-Cap Value Fund	May 1, 2020 – April 30, 2022	0.70	—	—	(a)
Large-Cap Value Fund—I Class	May 1, 2020 – April 30, 2022	—	0.05	—	(a)
Mid-Cap Growth Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Mid-Cap Growth Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Mid-Cap Index Fund	May 1, 2020– April 30, 2022	0.30	—	—	(b)
Mid-Cap Index Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Mid-Cap Index Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Mid-Cap Value Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Mid-Cap Value Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
New America Growth Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
New Era Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
New Horizons Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
New Horizons Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
QM Global Equity Fund	May 1, 2020– April 30, 2022	0.74	—	—	(b)
QM Global Equity Fund—Advisor Class	May 1, 2020– April 30, 2022	1.04	—	—	(b)
QM Global Equity Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
QM U.S. Small & Mid-Cap Core Equity Fund	May 1, 2020– April 30, 2022	0.87	—	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	May 1, 2020– April 30, 2022	1.14	—	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
QM U.S. Small-Cap Growth Equity Fund— I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
QM U.S. Value Equity Fund	May 1, 2020– April 30, 2022	0.72	—	—	(b)
QM U.S. Value Equity Fund—Advisor Class	May 1, 2020– April 30, 2022	0.99	—	—	(b)
QM U.S. Value Equity Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Real Assets Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Real Assets Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Real Estate Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Retirement Income 2020 Fund(g)	May 1, 2020– April 30, 2022	—	0.25	—	(a)
Science & Technology Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Small-Cap Index Fund	May 1, 2020– April 30, 2022	0.34	—	—	(b)
Small-Cap Index Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Small-Cap Index Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Small-Cap Stock Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Small-Cap Stock Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Small-Cap Value Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Small-Cap Value Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
U.S. Equity Research Fund	June 1, 2019 – April 30, 2021	0.50	—	—	(a)
U.S. Equity Research Fund—Advisor Class	October 1, 2019 – April 30, 2022	0.97	—	—	(a)
U.S. Equity Research Fund—I Class	November 1, 2019 – April 30, 2022	—	0.04	—	(a)
U.S. Equity Research Fund—R Class	October 1, 2019 – April 30, 2022	1.31	—	—	(a)
U.S. Large-Cap Core Fund—I Class	May 1, 2019 – April 30, 2021	—	0.05	—	(a)
U.S. Large-Cap Core Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Value Fund	May 1, 2020 – April 30, 2021	—	—	0.2975(e)	(c)
Value Fund—Advisor Class	May 1, 2020 – April 30, 2021	—	—	0.2975(e)	(c)
Value Fund—I Class	May 1, 2020– April 30, 2022	—	0.05	—	(a)
Value Fund—I Class	May 1, 2020 – April 30, 2021	—	—	0.2975(e)	(c)
Value Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)

Funds with a 2/29 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
California Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
California Tax-Free Money Fund	July 1, 2019 – June 30, 2021	0.55	—	—	(b)
California Tax-Free Money Fund	July 1, 2020 – June 30, 2021	—	—	0.28	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
California Tax-Free Money Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
California Tax-Free Money Fund—I Class	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
Georgia Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Intermediate Tax-Free High Yield Fund	October 1, 2019 – June 30, 2021	0.59	—	—	(b)
Intermediate Tax-Free High Yield Fund—Advisor Class	July 1, 2019 – June 30, 2021	0.85	—	—	(b)
Intermediate Tax-Free High Yield Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Maryland Short-Term Tax-Free Bond Fund	October 1, 2019 – June 30, 2022	0.53	—	—	(a)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Maryland Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Maryland Tax-Free Money Fund	October 1, 2019 – June 30, 2021	0.41	—	—	(b)
Maryland Tax-Free Money Fund	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
Maryland Tax-Free Money Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Maryland Tax-Free Money Fund—I Class	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
New Jersey Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
New York Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
New York Tax-Free Money Fund	July 1, 2019 – June 30, 2021	0.55	—	—	(b)
New York Tax-Free Money Fund	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
New York Tax-Free Money Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
New York Tax-Free Money Fund—I Class	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
Tax-Efficient Equity Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Tax-Exempt Money Fund	June 1, 2020 – June 30, 2022	0.45	—	—	(b)
Tax-Exempt Money Fund	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
Tax-Exempt Money Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Tax-Exempt Money Fund—I Class	July 1, 2020 – June 30, 2021	—	—	0.28	(c)
Tax-Free High Yield Fund	July 1, 2019 – June 30, 2021	—	—	0.49	(c)
Tax-Free High Yield Fund—Advisor Class	July 1, 2019 – June 30, 2021	—	—	0.49	(c)
Tax-Free High Yield Fund—I Class	July 1, 2019 – June 30, 2021	—	—	0.49	(c)
Tax-Free High Yield Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Tax-Free Income Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Tax-Free Short-Intermediate Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)
Virginia Tax-Free Bond Fund—I Class	July 1, 2019 – June 30, 2021	—	0.05	—	(a)

Funds with a 5/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Corporate Income Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Corporate Income Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Credit Opportunities Fund	October 1, 2020 – September 30, 2021	0.90	—	—	(b)
Credit Opportunities Fund—Advisor Class	October 1, 2020 – September 30, 2021	1.00	—	—	(b)
Credit Opportunities Fund—I Class	October 1, 2019 – September 30, 2021	—	0.01	—	(a)
Floating Rate Fund—Advisor Class	October 1, 2019 – September 30, 2021	0.95	—	—	(b)
Floating Rate Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
Floating Rate Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Global Multi-Sector Bond Fund— Advisor Class	October 1, 2019 – September 30, 2021	0.95	—	—	(b)
Global Multi-Sector Bond Fund—I Class	October 1, 2020 – September 30, 2021	—	0.05 0.01	—	(a)
GNMA Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
GNMA Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Government Money Fund	October 1, 2020 – September 30, 2021	—	—	0.25	(c)
Government Money Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
Government Money Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.25	(c)
High Yield Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
High Yield Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Inflation Protected Bond Fund	October 1, 2019 – September 30, 2021	0.41	—	—	(b)
Inflation Protected Bond Fund	October 1, 2020 – September 30, 2021	—	—	0.17	(c)
Inflation Protected Bond Fund—I Class	October 1, 2020 – September 30, 2021	—	0.05	—	(a)
Inflation Protected Bond Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.17	(c)
Inflation Protected Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Institutional Cash Reserves Fund	October 1, 2020 – September 30, 2022	0.25	—	—	(b)
Institutional Cash Reserves Fund	October 1, 2020 – September 30, 2021	—	—	0.20	(c)
Institutional Floating Rate Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Institutional High Yield Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Limited Duration Inflation Focused Bond Fund	October 1, 2020 – September 30, 2021	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
New Income Fund	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—Advisor Class	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
New Income Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—R Class	October 1, 2020 – September 30, 2021	1.15	—	—	(b)
New Income Fund—R Class	October 1, 2020 – September 30, 2021	—	—	0.0765(e)	(c)
New Income Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Short Duration Income Fund	October 1, 2020 – September 30, 2023	0.40	—	—	(b)
Short Duration Income Fund—I Class	October 1, 2020 – September 30, 2023	—	0.01	—	(a)
Short-Term Bond Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Short-Term Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
Spectrum Conservative Allocation Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Spectrum Moderate Allocation Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Spectrum Moderate Growth Allocation Fund—I Class	October 1, 2020 – September 30, 2022	—	0.05	—	(a)
Total Return Fund	October 1, 2019 – September 30, 2021	0.53	—	—	(b)
Total Return Fund—Advisor Class	October 1, 2020 – September 30, 2021	0.82	—	—	(b)
Total Return Fund—I Class	September 1, 2020 – September 30, 2021	—	0.02	—	(a)
U.S. High Yield Fund	October 1, 2019 – September 30, 2021	0.79	—	—	(a)
U.S. High Yield Fund—Advisor Class	October 1, 2019 – September 30, 2021	0.94	—	—	(a)
U.S. High Yield Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
U.S. Limited Duration TIPS Index Fund	July 30, 2020 – September 30, 2022	0.21	—	—	(b)
U.S. Limited Duration TIPS Index Fund—I Class	July 30, 2020 – September 30, 2022	—	0.05	—	(a)
U.S. Limited Duration TIPS Index Fund—Z Class	Effective July 30, 2020 (f)	0.00	—	—	(c)
U.S. Treasury Intermediate Index Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
U.S. Treasury Intermediate Index Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)
U.S. Treasury Long-Term Index Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
U.S. Treasury Long-Term Index Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
U.S. Treasury Money Fund	October 1, 2020 – September 30, 2021	—	—	0.25	(c)
U.S. Treasury Money Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
U.S. Treasury Money Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.25	(c)
U.S. Treasury Money Fund—Z Class	Effective March 16, 2020 (f)	0.00	—	—	(c)
Ultra Short-Term Bond Fund	July 1, 2019 – September 30, 2021	—	—	0.20	(c)
Ultra Short-Term Bond Fund	October 1, 2019 – September 30, 2021	0.35	—	—	(b)
Ultra Short-Term Bond Fund—I Class	July 1, 2019 – September 30, 2021	—	—	0.20	(c)
Ultra Short-Term Bond Fund—I Class	October 1, 2019 – September 30, 2021	—	0.05	—	(a)
Ultra Short-Term Bond Fund—Z Class	Effective October 26, 2020 (f)	0.00	—	—	(c)

1 T. Rowe Price has agreed to waive its fees and/or bear any expenses (excluding interest; taxes; brokerage, and other expenses that are capitalized in accordance with generally accepted accounting principles; extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ total ratio of expenses to average daily net assets to exceed the percentage indicated.

2 T. Rowe Price has agreed to pay or reimburse the operating expenses of the class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class-Level Operating Expenses”) to the extent the Class-Level Operating Expenses exceed the percentage indicated.

3 T. Rowe Price has agreed to waive a portion of its management fee in order to limit the fund’s management fee to the percentage indicated of the fund’s average daily net assets. The agreement may be terminated at any time after the expiration of the current expense limitation with approval by the fund’s Board of Directors.

(a) No reimbursement will be made more than three years after the payment of Class-Level Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) Fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the fund.

(d) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $27.5 billion.

(e) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $20 billion.

(f) This contractual arrangement is expected to remain in place indefinitely.

(g) In April 2020, the fund will begin charging an all-inclusive management fee based on the fund’s average daily net assets. As a result, although the expense limitation agreement will still be in effect, the fund is not expected to waive any expenses pursuant to the agreement.

(h) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

Additional Expense Limitation Arrangements

The following four tables set forth contractual expense limitation arrangements that were in effect during the prior three fiscal years and certain expense limitation arrangements that are currently in effect.

Funds with a 10/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Africa & Middle East Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Asia Opportunities Fund	March 1, 2017 – February 28, 2019	1.15	—	—	(b)
Asia Opportunities Fund—Advisor Class	March 1, 2017 – February 28, 2019	1.25	—	—	(b)
Asia Opportunities Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	—	(a)
Emerging Europe Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Emerging Markets Discovery Stock Fund	August 24, 2015 – February 28, 2018 March 1, 2018 – September 30, 2019 October 1, 2019 – February 29, 2020	1.50 1.50 1.23	—	—	(b)
Emerging Markets Discovery Stock Fund—Advisor Class	August 24, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.65	—	—	(b)
Emerging Markets Discovery Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	—	(a)
Emerging Markets Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
European Stock Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Global Allocation Fund	March 1, 2016 – February 28, 2018	1.05	—	—	(b)
Global Allocation Fund—Advisor Class	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.15	—	—	(b)
Global Allocation Fund—I Class	March 23, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
Global Growth Stock Fund	March 1, 2017 – February 28, 2019	1.00	—	—	(b)
Global Growth Stock Fund—Advisor Class	March 1, 2017 – February 28, 2019	1.10	—	—	(b)
Global Growth Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	—	(a)
Global Stock Fund—Advisor Class	March 1, 2018 – February 29, 2020	1.15	—	—	February 28, 2022(e)
Global Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	—	(a)
Institutional International Disciplined Equity Fund	March 1, 2017 – February 28, 2019	0.75	—	—	(b)
International Disciplined Equity Fund	March 1, 2017 – February 28, 2019	0.90	—	—	(b)
International Disciplined Equity Fund—Advisor Class	March 1, 2017 – February 28, 2019	1.00	—	—	(b)
International Disciplined Equity Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	—	(a)
International Discovery Fund—I Class	December 17, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
International Stock Fund—I Class	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	0.75	—	—	February 29, 2020(e) February 28, 2022(e)
International Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)
International Stock Fund—R Class	March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.40	—	—	(b)
International Value Equity Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Japan Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Latin America Fund—I Class	March 6, 2017 – February 28, 2019 March 1, 2019 – February 28, 2021	—	0.05	—	(a)
Multi-Strategy Total Return Fund	February 23, 2018 – September 30, 2019 October 1, 2019 – February 29, 2020	1.35 1.19	—	—	(b)
Multi-Strategy Total Return Fund— Advisor Class	February 23, 2018 – February 29, 2020	1.60	—	—	(b)
Multi-Strategy Total Return Fund—I Class	February 23, 2018 – February 29, 2020	—	0.05	—	(a)
New Asia Fund—I Class	December 17, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	—	(a)

Funds with a 12/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Balanced Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Blue Chip Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Capital Appreciation Fund	May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2020	—	—	0.27(d)	(c)
Capital Appreciation Fund—Advisor Class	May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2020	—	—	0.27(d)	(c)
Capital Appreciation Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Capital Appreciation Fund—I Class	May 1, 2017 – April 30, 2019 May 1, 2019 – April 30, 2020	—	—	0.27(d)	(c)
Communications & Technology Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Diversified Mid-Cap Growth Fund—I Class	May 3, 2017 – April 30, 2019	—	0.05	—	(a)
Dividend Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Dynamic Credit Fund	January 10, 2019 – September 30, 2019	0.81	—	—	(b)
Dynamic Global Bond Fund	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.75	—	—	(b)
Dynamic Global Bond Fund—Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.90	—	—	(b)
Dynamic Global Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Emerging Markets Bond Fund—Advisor Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	—	(b)
Emerging Markets Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Emerging Markets Corporate Bond Fund	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – September 30, 2019	1.15 1.15 1.15	—	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.25	—	—	(b)
Emerging Markets Corporate Bond Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Emerging Markets Local Currency Bond Fund	May 1, 2016 – April 30, 2018	1.10	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Equity Income Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Equity Index 500 Fund	August 1, 2017 – April 30, 2020	0.21	—	—	(b)
Equity Index 500 Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05 0.05	—	(a)
Financial Services Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	—	(a)
Global Consumer Fund	June 27, 2016 – April 30, 2019	1.05	—	—	(b)
Global High Income Bond Fund	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – September 30, 2019	0.85 0.85 0.85	—	—	(b)
Global High Income Bond Fund— Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.00	—	—	(b)
Global High Income Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Global Industrials Fund	May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.05	—	—	(b)
Global Industrials Fund—I Class	May 3, 2017 – April 30, 2019	—	0.05	—	(a)
Global Real Estate Fund	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019 May 1, 2019 – September 30, 2019	1.05 1.05 1.05	—	—	(b)
Global Real Estate Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.15	—	—	(b)
Global Real Estate Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	—	(a)
Global Technology Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	—	(a)
Growth & Income Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	—	(a)
Growth Stock Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Health Sciences Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
International Bond Fund	August 1, 2017 - April 30, 2020	0.74	—	—	(b)
International Bond Fund—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	—	(b)
International Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
International Bond Fund (USD Hedged)	September 12, 2017 - April 30, 2020	0.74	—	—	(b)
International Bond Fund (USD Hedged)—Advisor Class	September 12, 2017 - April 30, 2020	0.99	—	—	(b)
International Bond Fund (USD Hedged)— I Class	September 12, 2017 – April 30, 2020	—	0.05	—	(a)
Mid-Cap Growth Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Mid-Cap Index Fund	December 9, 2015 – April 30, 2018 May 1, 2018 – September 30, 2019 October1, 2019 – April 30, 2020	0.32 0.32	—	—	(b)
Mid-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Mid-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
New America Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
New Era Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
New Horizons Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM Global Equity Fund	April 15, 2016 – April 30, 2018 May 1, 2018 – September 30, 2019 October 1, 2019 – April 30, 2020	0.79 0.79 0.74	—	—	(b)
QM Global Equity Fund—Advisor Class	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.04	—	—	(b)
QM Global Equity Fund—I Class	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM U.S. Small & Mid-Cap Core Equity Fund	February 26, 2016 – April 30, 2018 May 1, 2018 – September 30, 2019 October 1, 2019 – April 30, 2020	0.89 0.89 0.87	—	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.14	—	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM U.S. Small-Cap Growth Equity Fund— I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
QM U.S. Value Equity Fund	February 26, 2016 – April 30, 2018 May 1, 2018 – September 30, 2019 October 1, 2019 – April 30, 2020	0.74 0.74 0.72	—	—	(b)
QM U.S. Value Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.99	—	—	(b)
QM U.S. Value Equity Fund—I Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Real Assets Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Real Estate Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Retirement Income 2020 Fund(g)	May 25, 2017 – April 30, 2020	—	0.25	—	(a)
Science & Technology Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Small-Cap Index Fund	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	0.34	—	—	(b)
Small-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Small-Cap Stock Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Small-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
U.S. Equity Research Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2019 – October 31, 2019	—	0.05 0.05	—	(a)
U.S. Large-Cap Core Fund—Advisor Class	May 1, 2016 – April 30, 2018	1.20	—	—	(b)
U.S. Large-Cap Core Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	—	(a)
Value Fund	May 1, 2017 – April 30, 2018 May 1, 2018 – April 30, 2019 May 1, 2019 – April 30, 2020	—	—	0.2975(f)	(c)
Value Fund—Advisor Class	May 1, 2017 – April 30, 2018 May 1, 2018 – April 30, 2019 May 1, 2019 – April 30, 2020	—	—	0.2975(f)	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	—	(a)
Value Fund—I Class	May 1, 2017 – April 30, 2018 May 1, 2018 – April 30, 2019 May 1, 2019 – April 30, 2020	—	—	0.2975(f)	(c)

Funds with a 2/29 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
California Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
California Tax-Free Money Fund	July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	—	(b)
California Tax-Free Money Fund	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
California Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
California Tax-Free Money Fund—I Class	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
Georgia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Intermediate Tax-Free High Yield Fund	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019 July 1, 2019 – September 30, 2019	0.75 0.75 0.75	—	—	(b)
Intermediate Tax-Free High Yield Fund—Advisor Class	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.85	—	—	(b)
Intermediate Tax-Free High Yield Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Tax-Free Money Fund	April 1, 2017 – June 30, 2019 July 1, 2019 – September 30, 2019	0.55 0.55	—	—	(b)
Maryland Tax-Free Money Fund	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
Maryland Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Maryland Tax-Free Money Fund—I Class	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
New Jersey Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
New York Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
New York Tax-Free Money Fund	July 1, 2017 – June 30, 2019	0.55	—	—	(b)
New York Tax-Free Money Fund	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
New York Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
New York Tax-Free Money Fund—I Class	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
Tax-Efficient Equity Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Tax-Exempt Money Fund	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)
Tax-Exempt Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Tax-Exempt Money Fund—I Class	April 1, 2017 – June 30, 2019 July 1, 2019 – June 30, 2020	—	—	0.28	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Tax-Free High Yield Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	—	(a)
Tax-Free Income Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)
Tax-Free Short-Intermediate Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	—	(a)
Virginia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	—	(a)

Funds with a 5/31 Fiscal Year-End

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Corporate Income Fund—I Class	December 17, 2015 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Credit Opportunities Fund	October 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.90	—	—	(b)
Credit Opportunities Fund—Advisor Class	October 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Credit Opportunities Fund—I Class	November 29, 2016 – November 30, 2017 December 1, 2017 – September 30, 2019	—	0.05 0.01	—	(a)
Floating Rate Fund—Advisor Class	October 1, 2017 – September 30, 2019	0.95	—	—	(b)
Floating Rate Fund—I Class	November 29, 2016 – September 30, 2019	—	0.05	—	(a)
Global Multi-Sector Bond Fund— Advisor Class	October 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2021	0.95	—	—	(b)
Global Multi-Sector Bond Fund—I Class	December 1, 2017 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05 0.01	—	(a)
GNMA Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
Government Money Fund	April 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.25	(c)
Government Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
Government Money Fund—I Class	April 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.25	(c)
High Yield Fund—I Class	October 1, 2017 – September 30, 2019	—	0.05	—	(a)
Inflation Protected Bond Fund	August 1, 2017 – September 30, 2019	0.41	—	—	(b)
Inflation Protected Bond Fund	August 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.17	(c)
Inflation Protected Bond Fund—I Class	December 17, 2015 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Inflation Protected Bond Fund—I Class	August 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.17	(c)
Institutional Cash Reserves Fund	September 6, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.25	—	—	(b)
Institutional Cash Reserves Fund	April 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.20	(c)
Limited Duration Inflation Focused Bond Fund	October 1, 2019 – September 30, 2020	—	—	0.25	(c)
Limited Duration Inflation Focused Bond Fund—I Class	October 1, 2017 – September 30, 2019	—	0.05	—	(a)
Limited Duration Inflation Focused Bond Fund—I Class	August 1, 2017 – September 30, 2017	—	—	0.25	(c)
New Income Fund	October 1, 2017 – September 30, 2018 October 1, 2018 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.0765(f)	(c)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
New Income Fund—Advisor Class	October 1, 2017 – September 30, 2018 October 1, 2018 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.0765(f)	(c)
New Income Fund—I Class	October 1, 2017 – September 30, 2019	—	0.05	—	(a)
New Income Fund—I Class	October 1, 2017 – September 30, 2018 October 1, 2018 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.0765(f)	(c)
New Income Fund—R Class	October 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.15	—	—	(b)
New Income Fund—R Class	October 1, 2017 – September 30, 2018 October 1, 2018 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.0765(f)	(c)
Retirement I 2005 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2010 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.00 0.00	—	(a)
Retirement I 2015 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2020 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2025 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2030 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2035 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2040 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2045 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2050 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2055 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement I 2060 Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Retirement Balanced I Fund—I Class(g)	December 1, 2016 – September 30, 2019 October 1, 2019 – September 30, 2021	—	0.01 0.01	—	(a)
Short-Term Bond Fund—I Class	December 17, 2015 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Spectrum Conservative Allocation Fund—I Class	March 23, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Spectrum Moderate Allocation Fund—I Class	March 23, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Spectrum Moderate Growth Allocation Fund—I Class	March 23, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	—	0.05	—	(a)
Target 2005 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.58	—	—	(b)
Target 2005 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2005 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.83	—	—	(b)
Target 2005 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2005 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Target 2010 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.58	—	—	(b)
Target 2010 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2010 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.83	—	—	(b)
Target 2010 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2010 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.00	—	(a)
Target 2015 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.61	—	—	(b)
Target 2015 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2015 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.86	—	—	(b)
Target 2015 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2015 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2020 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.64	—	—	(b)
Target 2020 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2020 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.89	—	—	(b)
Target 2020 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2020 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2025 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.67	—	—	(b)
Target 2025 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2025 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.92	—	—	(b)
Target 2025 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2025 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2030 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.70	—	—	(b)
Target 2030 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2030 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.95	—	—	(b)
Target 2030 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2030 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2035 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.72	—	—	(b)
Target 2035 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2035 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.97	—	—	(b)
Target 2035 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Target 2035 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2040 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.74	—	—	(b)
Target 2040 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2040 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.99	—	—	(b)
Target 2040 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2040 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2045 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.74	—	—	(b)
Target 2045 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2045 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.99	—	—	(b)
Target 2045 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2045 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2050 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.75	—	—	(b)
Target 2050 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2050 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Target 2050 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2050 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2055 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.75	—	—	(b)
Target 2055 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2055 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Target 2055 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2055 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Target 2060 Fund(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.75	—	—	(b)
Target 2060 Fund(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2060 Fund—Advisor Class(g)	February 1, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	1.00	—	—	(b)
Target 2060 Fund—Advisor Class(g)	January 1, 2019 – September 30, 2020	—	0.15	—	(b)
Target 2060 Fund—I Class(g)	February 26, 2016 – September 30, 2018 October 1, 2018 – December 31, 2018 January 1, 2019 – September 30, 2020	—	0.05 0.05 0.01	—	(a)
Total Return Fund	November 15, 2016 – September 30, 2018 October 1, 2018 – September 30, 2019	0.57 0.57	—	—	(b)
Total Return Fund—Advisor Class	November 15, 2016 – September 30, 2018 October 1, 2018 – September 30, 2020	0.82	—	—	(b)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Operating Expense Limitation %[2]	Management Fee Limitation %[3]	Reimbursement Date
Total Return Fund—I Class	November 15, 2016 – September 30, 2018 October 1, 2018 – August 31, 2020	—	0.05	—	(a)
U.S. High Yield Fund	May 22, 2017 – September 30, 2019	0.79	—	—	(a)
U.S. High Yield Fund—Advisor Class	May 22, 2017 – September 30, 2019	0.94	—	—	(a)
U.S. High Yield Fund—I Class	May 22, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Intermediate Index Fund	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Intermediate Index Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Intermediate Index Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Long-Term Index Fund	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Long-Term IndexFund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Long-Term Index Fund—I Class	October 1, 2020 – September 30, 2021	—	—	0.15	(c)
U.S. Treasury Money Fund	April 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.25	(c)
U.S. Treasury Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	—	(a)
U.S. Treasury Money Fund—I Class	April 1, 2017 – September 30, 2019 October 1, 2019 – September 30, 2020	—	—	0.25	(c)
Ultra Short-Term Bond Fund	October 1, 2017 – September 30, 2019	0.35	—	—	(b)
Ultra Short-Term Bond Fund—I Class	July 6, 2017 – September 30, 2019	—	0.05	—	(a)

1 T. Rowe Price has agreed to waive its fees and/or bear any expenses (excluding interest; taxes; brokerage, and other expenses that are capitalized in accordance with generally accepted accounting principles; extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ total ratio of expenses to average daily net assets to exceed the percentage indicated.

2 T. Rowe Price has agreed to pay or reimburse the operating expenses of the class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class-Level Operating Expenses”) to the extent the Class-Level Operating Expenses exceed the percentage indicated.

3 T. Rowe Price has agreed to waive a portion of its management fee in order to limit the fund’s management fee to the percentage indicated of the fund’s average daily net assets. The agreement may be terminated at any time after the expiration of the current expense limitation with approval by the fund’s Board of Directors.

(a) No reimbursement will be made more than three years after the payment of Class-Level Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) Fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the fund.

(d) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $27.5 billion.

(e) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

(f) This Fund Fee rate, when combined with the Group Fee rate, is applied to assets equal to or greater than $20 billion.

(g) In April 2020, the fund began charging an all-inclusive management fee based on the fund’s average daily net assets. As a result, although the expense limitation agreement will still be in effect, the fund is not expected to waive any expenses pursuant to the agreement.

Indefinite Expense Limitation Arrangements

The following table sets forth contractual expense limitations for the Price Funds that are expected to remain in place indefinitely. Fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the waiver/payment or reimbursement, whichever is lower.

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Reimbursement Date
QM U.S. Bond Index Fund	Effective October 1, 2020	0.30	(a)
QM U.S. Bond Index Fund—I Class	Effective October 1, 2020	0.30	(a)
QM U.S. Bond Index Fund—Z Class	Effective October 1, 2020	0.30	(a)
Summit Municipal Income Fund	Effective March 1, 2019	0.50	(a)

Fund	Limitation Period	Total Expense Ratio Limitation %[1]	Reimbursement Date
Summit Municipal Income Fund—Advisor Class	Effective March 1, 2019	0.50	(a)
Summit Municipal Income Fund—I Class	Effective March 1, 2019	0.50	(a)
Summit Municipal Intermediate Fund	Effective March 1, 2019	0.50	(a)
Summit Municipal Intermediate Fund—Advisor Class	Effective March 1, 2019	0.50	(a)
Summit Municipal Intermediate Fund— I Class	Effective March 1, 2019	0.50	(a)
Total Return Fund	Effective September 1, 2020	0.40	(a)

1 T. Rowe Price has agreed to waive its fees and/or bear any expenses, including but not limited to management fees, but excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, or reimburse fund or class, to the extent the fund’s or class’ total ratio of expenses to average daily net assets to exceed the percentage indicated (on an annualized basis).

(a) No reimbursement will be made more than three years after any waiver or payment.

Management Related Services

In addition to the management fee, the funds (other than the All-Inclusive Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary of T. Rowe Price, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. Pursuant to an agreement between the Price Funds and Services, the fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

Pursuant to an agreement between applicable Price Funds and RPS, the fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

Pursuant to an agreement between T. Rowe Price and BNY Mellon, BNY Mellon provides a variety of non-discretionary portfolio accounting and investment operations functions, including but not limited to trade support, security pricing unrelated to fair valuation, and non-discretionary aspects of corporate actions, and collateral management functions, to T. Rowe Price for the Price Funds. The fees paid by T. Rowe Price to BNY Mellon under this agreement are based on a combination of flat, asset based, and transaction fees.

T. Rowe Price, under a separate agreement with the Price Funds, provides accounting services to the funds. Certain accounting services are provided to the Price Funds by T. Rowe Price and certain accounting services are provided to the Price Funds by BNY Mellon, subject to the oversight of T. Rowe Price. The following table shows the fees paid by the funds for accounting services during the fiscal years indicated.

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
California Tax-Free Bond Fund	135,000	$140,000	$157,000
California Tax-Free Bond Fund—I Class	23,000	13,000	1,000
California Tax-Free Money Fund	122,000	129,000	155,000
California Tax-Free Money Fund—I Class	24,000	14,000	(a)
Floating Rate Multi-Sector Account Portfolio	—	—	—
Georgia Tax-Free Bond Fund	112,000	144,000	156,000
Georgia Tax-Free Bond Fund—I Class	45,000	8,000	(a)

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
High Yield Multi-Sector Account Portfolio	—	—	—
Intermediate Tax-Free High Yield Fund	144,000	137,000	151,000
Intermediate Tax-Free High Yield Fund—Advisor Class	2,000	2,000	2,000
Intermediate Tax-Free High Yield Fund—I Class	10,000	12,000	3,000
Investment-Grade Corporate Multi-Sector Account Portfolio	—	—	—
Maryland Short-Term Tax-Free Bond Fund	112,000	119,000	148,000
Maryland Short-Term Tax-Free Bond Fund—I Class	44,000	32,000	8,000
Maryland Tax-Free Bond Fund	136,000	141,000	163,000
Maryland Tax-Free Bond Fund—I Class	28,000	19,000	1,000
Maryland Tax-Free Money Fund	87,000	110,000	156,000
Maryland Tax-Free Money Fund—I Class	59,000	33,000	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	—	—
New Jersey Tax-Free Bond Fund	146,000	144,000	157,000
New Jersey Tax-Free Bond Fund—I Class	11,000	8,000	(a)
New York Tax-Free Bond Fund	137,000	139,000	156,000
New York Tax-Free Bond Fund—I Class	20,000	13,000	1,000
New York Tax-Free Money Fund	106,000	133,000	155,000
New York Tax-Free Money Fund—I Class	39,000	11,000	(a)
Tax-Efficient Equity Fund	136,000	135,000	157,000
Tax-Efficient Equity Fund—I Class	22,000	17,000	(a)
Tax-Exempt Money Fund	97,000	112,000	156,000
Tax-Exempt Money Fund—I Class	50,000	33,000	(a)
Tax-Free High Yield Fund	135,000	134,000	141,000
Tax-Free High Yield Fund—Advisor Class	(a)	16,000	23,000
Tax-Free High Yield Fund—I Class	40,000	23,000	9,000
Tax-Free Income Fund	108,000	125,000	128,000
Tax-Free Income Fund—Advisor Class	24,000	16,000	37,000
Tax-Free Income Fund—I Class	32,000	20,000	1,000
Tax-Free Short-Intermediate Fund	116,000	131,000	150,000
Tax-Free Short-Intermediate Fund—Advisor Class	(a)	(a)	(a)
Tax-Free Short-Intermediate Fund—I Class	46,000	28,000	12,000
Transition Fund	(b)	(b)	(b)
Virginia Tax-Free Bond Fund	128,000	140,000	159,000
Virginia Tax-Free Bond Fund—I Class	32,000	16,000	1,000

(a) Less than $1,000.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Corporate Income Fund	$147,000	$145,000	$154,000
Corporate Income Fund—I Class	7,000	6,000	10,000

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Corporate Income Fund—Z Class	(a)	(a)	(a)
Credit Opportunities Fund	99,000	95,000	158,000
Credit Opportunities Fund—Advisor Class	(b)	(b)	(b)
Credit Opportunities Fund—I Class	52,000	54,000	1,000
Floating Rate Fund	126,000	134,000	150,000
Floating Rate Fund—Advisor Class	2,000	3,000	9,000
Floating Rate Fund—I Class	24,000	20,000	6,000
Floating Rate Fund—Z Class	7,000	(a)	(a)
Global Multi-Sector Bond Fund	128,000	126,000	142,000
Global Multi-Sector Bond Fund—Advisor Class	2,000	4,000	7,000
Global Multi-Sector Bond Fund—I Class	26,000	22,000	13,000
GNMA Fund	153,000	151,000	166,000
GNMA Fund—I Class	3,000	3,000	(b)
GNMA Fund—Z Class	(a)	(a)	(a)
Government Money Fund	166,000	160,000	192,000
Government Money Fund—I Class	9,000	8,000	3,000
Government Reserve Fund	209,000	186,000	225,000
High Yield Fund	123,000	126,000	157,000
High Yield Fund—Advisor Class	6,000	7,000	1,000
High Yield Fund—I Class	51,000	40,000	39,000
High Yield Fund—Z Class	5,000	(a)	(a)
Inflation Protected Bond Fund	137,000	133,000	143,000
Inflation Protected Bond Fund—I Class	15,000	17,000	19,000
Inflation Protected Bond Fund—Z Class	(a)	(a)	(a)
Institutional Cash Reserves Fund	152,000	151,000	191,000
Institutional Floating Rate Fund	127,000	148,000	162,000
Institutional Floating Rate Fund—F Class	21,000	20,000	20,000
Institutional Floating Rate Fund—Z Class	7,000	(a)	(a)
Institutional High Yield Fund	157,000	154,000	167,000
Institutional High Yield Fund—Z Class	(b)	(a)	(a)
Institutional Long Duration Credit Fund	151,000	149,000	160,000
Limited Duration Inflation Focused Bond Fund	144,000	154,000	177,000
Limited Duration Inflation Focused Bond Fund—I Class	30,000	26,000	18,000
Limited Duration Inflation Focused Bond Fund—Z Class	13,000	(a)	(a)
New Income Fund	159,000	176,000	247,000
New Income Fund—Advisor Class	(b)	(b)	(b)
New Income Fund—I Class	78,000	70,000	55,000
New Income Fund—R Class	(b)	(b)	(b)
New Income Fund—Z Class	15,000	(a)	(a)
Retirement 2005 Fund	(c)	(c)	(c)
Retirement 2005 Fund—Advisor Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Retirement 2005 Fund—R Class	(c)	(c)	(c)
Retirement 2010 Fund	(c)	(c)	(c)
Retirement 2010 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund—R Class	(c)	(c)	(c)
Retirement 2015 Fund	(c)	(c)	(c)
Retirement 2015 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund—R Class	(c)	(c)	(c)
Retirement 2020 Fund	(c)	(c)	(c)
Retirement 2020 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund—R Class	(c)	(c)	(c)
Retirement 2025 Fund	(c)	(c)	(c)
Retirement 2025 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund—R Class	(c)	(c)	(c)
Retirement 2030 Fund	(c)	(c)	(c)
Retirement 2030 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund—R Class	(c)	(c)	(c)
Retirement 2035 Fund	(c)	(c)	(c)
Retirement 2035 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund—R Class	(c)	(c)	(c)
Retirement 2040 Fund	(c)	(c)	(c)
Retirement 2040 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund—R Class	(c)	(c)	(c)
Retirement 2045 Fund	(c)	(c)	(c)
Retirement 2045 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund—R Class	(c)	(c)	(c)
Retirement 2050 Fund	(c)	(c)	(c)
Retirement 2050 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund—R Class	(c)	(c)	(c)
Retirement 2055 Fund	(c)	(c)	(c)
Retirement 2055 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund—R Class	(c)	(c)	(c)
Retirement 2060 Fund	(c)	(c)	(c)
Retirement 2060 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2060 Fund—R Class	(c)	(c)	(c)
Retirement 2065 Fund	(a)	(a)	(a)
Retirement 2065 Fund—Advisor Class	(a)	(a)	(a)
Retirement 2065 Fund—R Class	(a)	(a)	(a)
Retirement Balanced Fund	(c)	(c)	(c)
Retirement Balanced Fund—Advisor Class	(c)	(c)	(c)
Retirement Balanced Fund—R Class	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Retirement I 2010 Fund—I Class	(c)	(c)	(c)
Retirement I 2015 Fund—I Class	(c)	(c)	(c)
Retirement I 2020 Fund—I Class	(c)	(c)	(c)
Retirement I 2025 Fund—I Class	(c)	(c)	(c)
Retirement I 2030 Fund—I Class	(c)	(c)	(c)
Retirement I 2035 Fund—I Class	(c)	(c)	(c)
Retirement I 2040 Fund—I Class	(c)	(c)	(c)
Retirement I 2045 Fund—I Class	(c)	(c)	(c)
Retirement I 2050 Fund—I Class	(c)	(c)	(c)
Retirement I 2055 Fund—I Class	(c)	(c)	(c)
Retirement I 2060 Fund—I Class	(c)	(c)	(c)
Retirement I 2065 Fund—I Class	(a)	(a)	(a)
Retirement Balanced I Fund—I Class	(c)	(c)	(c)
Short Duration Income Fund	(a)	(a)	(a)
Short Duration Income Fund—I Class	(a)	(a)	(a)
Short-Term Fund	166,000	170,000	174,000
Short-Term Bond Fund	145,000	145,000	154,000
Short-Term Bond Fund—Advisor Class	1,000	(b)	2,000
Short-Term Bond Fund—I Class	28,000	23,000	24,000
Short-Term Bond Fund—Z Class	(a)	(a)	(a)
Short-Term Government Fund	(a)	(a)	(a)
Spectrum Conservative Allocation Fund	136,000	136,000	157,000
Spectrum Conservative Allocation Fund—I Class	24,000	22,000	12,000
Spectrum Moderate Allocation Fund	134,000	138,000	160,000
Spectrum Moderate Allocation Fund—I Class	27,000	19,000	10,000
Spectrum Moderate Growth Allocation Fund	141,000	142,000	159,000
Spectrum Moderate Growth Allocation—I Class	22,000	16,000	10,000
Target 2005 Fund	(c)	(c)	(c)
Target 2005 Fund—Advisor Class	(c)	(c)	(c)
Target 2005 Fund—I Class	(c)	(c)	(c)
Target 2010 Fund	(c)	(c)	(c)
Target 2010 Fund—Advisor Class	(c)	(c)	(c)
Target 2010 Fund—I Class	(c)	(c)	(c)
Target 2015 Fund	(c)	(c)	(c)
Target 2015 Fund—Advisor Class	(c)	(c)	(c)
Target 2015 Fund—I Class	(c)	(c)	(c)
Target 2020 Fund	(c)	(c)	(c)
Target 2020 Fund—Advisor Class	(c)	(c)	(c)
Target 2020 Fund—I Class	(c)	(c)	(c)
Target 2025 Fund	(c)	(c)	(c)
Target 2025 Fund—Advisor Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Target 2025 Fund—I Class	(c)	(c)	(c)
Target 2030 Fund	(c)	(c)	(c)
Target 2030 Fund—Advisor Class	(c)	(c)	(c)
Target 2030 Fund—I Class	(c)	(c)	(c)
Target 2035 Fund	(c)	(c)	(c)
Target 2035 Fund—Advisor Class	(c)	(c)	(c)
Target 2035 Fund—I Class	(c)	(c)	(c)
Target 2040 Fund	(c)	(c)	(c)
Target 2040 Fund—Advisor Class	(c)	(c)	(c)
Target 2040 Fund—I Class	(c)	(c)	(c)
Target 2045 Fund	(c)	(c)	(c)
Target 2045 Fund—Advisor Class	(c)	(c)	(c)
Target 2045 Fund—I Class	(c)	(c)	(c)
Target 2050 Fund	(c)	(c)	(c)
Target 2050 Fund—Advisor Class	(c)	(c)	(c)
Target 2050 Fund—I Class	(c)	(c)	(c)
Target 2055 Fund	(c)	(c)	(c)
Target 2055 Fund—Advisor Class	(c)	(c)	(c)
Target 2055 Fund—I Class	(c)	(c)	(c)
Target 2060 Fund	(c)	(c)	(c)
Target 2060 Fund—Advisor Class	(c)	(c)	(c)
Target 2060 Fund—I Class	(c)	(c)	(c)
Target 2065 Fund	(a)	(a)	(a)
Target 2065 Fund—Advisor Class	(a)	(a)	(a)
Target 2065 Fund—I Class	(a)	(a)	(a)
Total Return Fund	141,000	141,000	169,000
Total Return Fund—Advisor Class	1,000	(b)	1,000
Total Return Fund—I Class	9,000	7,000	2,000
Treasury Reserve Fund	157,000	154,000	176,000
U.S. High Yield Fund	127,000	102,000	75,000
U.S. High Yield Fund—Advisor Class	7,000	10,000	23,000
U.S. High Yield Fund—I Class	19,000	37,000	67,000
U.S. Limited Duration TIPS Index Fund	(a)	(a)	(a)
U.S. Limited Duration TIPS Index Fund—I Class	(a)	(a)	(a)
U.S. Limited Duration TIPS Index Fund—Z Class	(a)	(a)	(a)
U.S. Treasury Intermediate Index Fund	147,000	144,000	161,000
U.S. Treasury Intermediate Index Fund—I Class	7,000	6,000	1,000
U.S. Treasury Intermediate Index Fund—Z Class	(a)	(a)	(a)
U.S. Treasury Long-Term Index Fund	122,000	137,000	154,000
U.S. Treasury Long-Term Index Fund—I Class	39,000	35,000	13,000
U.S. Treasury Long-Term Index Fund—Z Class	11,000	(a)	(a)

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
U.S. Treasury Money Fund	128,000	131,000	172,000
U.S. Treasury Money Fund—I Class	33,000	30,000	14,000
U.S. Treasury Money Fund—Z Class	4,000	(a)	(a)
Ultra Short-Term Bond Fund	138,000	133,000	156,000
Ultra Short-Term Bond Fund—I Class	21,000	20,000	6,000
Ultra Short-Term Bond Fund—Z Class	(a)	(a)	(a)

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
Africa & Middle East Fund	$144,000	$145,000	$158,000
Africa & Middle East Fund—I Class	12,000	9,000	1,000
Africa & Middle East Fund—Z Class	(a)	(a)	(a)
Asia Opportunities Fund	116,000	134,000	155,000
Asia Opportunities Fund—Advisor Class	(b)	(b)	1,000
Asia Opportunities Fund—I Class	40,000	19,000	2,000
Cash Reserves Fund	154,000	161,000	165,000
China Evolution Equity Fund	(a)	(a)	(a)
China Evolution Equity Fund—I Class	(a)	(a)	(a)
Emerging Europe Fund	150,000	149,000	158,000
Emerging Europe Fund—I Class	7,000	5,000	1,000
Emerging Europe Fund—Z Class	(a)	(a)	(a)
Emerging Markets Discovery Stock Fund	135,000	140,000	160,000
Emerging Markets Discovery Stock Fund—Advisor Class	(b)	1,000	2,000
Emerging Markets Discovery Stock Fund—I Class	21,000	12,000	1,000
Emerging Markets Discovery Stock Fund—Z Class	(a)	(a)	(a)
Emerging Markets Stock Fund	143,000	149,000	151,000
Emerging Markets Stock Fund—I Class	60,000	47,000	36,000
Emerging Markets Stock Fund—Z Class	(a)	(a)	(a)
European Stock Fund	155,000	155,000	162,000
European Stock Fund—I Class	5,000	3,000	(b)
European Stock Fund—Z Class	(a)	(a)	(a)
Global Allocation Fund	143,000	136,000	142,000
Global Allocation Fund—Advisor Class	3,000	4,000	5,000
Global Allocation Fund—I Class	13,000	15,000	12,000
Global Impact Equity Fund	(a)	(a)	(a)
Global Impact Equity Fund—I Class	(a)	(a)	(a)
Global Growth Stock Fund	73,000	80,000	154,000
Global Growth Stock Fund—Advisor Class	(b)	1,000	2,000

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
Global Growth Stock Fund—I Class	84,000	73,000	2,000
Global Stock Fund	129,000	130,000	158,000
Global Stock Fund—Advisor Class	3,000	4,000	1,000
Global Stock Fund—I Class	30,000	22,000	1,000
Global Value Equity	(a)	(a)	(a)
Global Value Equity Fund—I Class	156,000	153,000	159,000
Institutional Emerging Markets Equity Fund	163,000	160,000	163,000
Institutional International Disciplined Equity Fund	157,000	155,000	160,000
International Disciplined Equity Fund	22,000	97,000	141,000
International Disciplined Equity Fund—Advisor Class	2,000	3,000	15,000
International Disciplined Equity Fund—I Class	132,000	54,000	3,000
International Discovery Fund	108,000	116,000	116,000
International Discovery Fund—I Class	79,000	70,000	61,000
International Discovery Fund—Z Class	(a)	(a)	(a)
International Equity Index Fund	158,000	155,000	160,000
International Equity Index Fund—Z Class	(a)	(a)	(a)
International Stock Fund	163,000	171,000	176,000
International Stock Fund—Advisor Class	(b)	2,000	3,000
International Stock Fund—I Class	47,000	38,000	30,000
International Stock Fund—R Class	(b)	(b)	(b)
International Stock Fund—Z Class	(b)	(b)	(b)
International Value Equity Fund	153,000	172,000	181,000
International Value Equity Fund—Advisor Class	1,000	2,000	3,000
International Value Equity Fund—I Class	42,000	29,000	14,000
International Value Equity Fund—R Class	(b)	1,000	1,000
International Value Equity Fund—Z Class	(a)	(a)	(a)
Japan Fund	145,000	156,000	160,000
Japan Fund—I Class	11,000	3,000	(b)
Japan Fund—Z Class	(a)	(a)	(a)
Latin America Fund	153,000	152,000	160,000
Latin America Fund—I Class	5,000	4,000	1,000
Latin America Fund—Z Class	(a)	(a)	(a)
Multi-Strategy Total Return Fund	139,000	96,000	(a)
Multi-Strategy Total Return Fund—Advisor Class	(a)	(a)	(a)
Multi-Strategy Total Return Fund—I Class	13,000	10,000	(a)
New Asia Fund	143,000	146,000	154,000
New Asia Fund—I Class	24,000	19,000	13,000
New Asia Fund—Z Class	(a)	(a)	(a)
Overseas Stock Fund	136,000	144,000	166,000
Overseas Stock Fund—Advisor Class	(b)	(b)	(b)
Overseas Stock Fund—I Class	86,000	69,000	38,000

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
Overseas Stock Fund—Z Class	(a)	(a)	(a)
QM U.S. Bond Index Fund	161,000	156,000	161,000
QM U.S. Bond Index Fund—I Class	(a)	(a)	(a)
QM U.S. Bond Index Fund—Z Class	(a)	(a)	(a)
Summit Municipal Income Fund	145,000	158,000	162,000
Summit Municipal Income Fund—Advisor Class	(b)	(b)	1,000
Summit Municipal Income Fund—I Class	19,000	(a)	(a)
Summit Municipal Intermediate Fund	144,000	174,000	173,000
Summit Municipal Intermediate Fund—Advisor Class	(b)	(b)	(b)
Summit Municipal Intermediate Fund—I Class	33,000	(a)	(a)

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Balanced Fund	$146,000	$154,000	$161,000
Balanced Fund—I Class	22,000	16,000	9,000
Blue Chip Growth Fund	250,000	262,000	218,000
Blue Chip Growth Fund—Advisor Class	20,000	26,000	24,000
Blue Chip Growth Fund—I Class	103,000	75,000	42,000
Blue Chip Growth Fund—R Class	5,000	6,000	5,000
Blue Chip Growth Fund—Z Class	(a)	(a)	(a)
Capital Appreciation Fund	231,000	232,000	227,000
Capital Appreciation Fund—Advisor Class	7,000	9,000	11,000
Capital Appreciation Fund—I Class	41,000	28,000	16,000
Communications & Technology Fund	159,000	171,000	168,000
Communications & Technology Fund—I Class	11,000	8,000	4,000
Diversified Mid-Cap Growth Fund	137,000	156,000	159,000
Diversified Mid-Cap Growth Fund—I Class	17,000	5,000	1,000
Dividend Growth Fund	131,000	133,000	137,000
Dividend Growth Fund—Advisor Class	5,000	7,000	9,000
Dividend Growth Fund—I Class	56,000	50,000	39,000
Dividend Growth Fund—Z Class	(a)	(a)	(a)
Dynamic Credit Fund	136,000	(a)	(a)
Dynamic Credit Fund—I Class	12,000	(a)	(a)
Dynamic Global Bond Fund	118,000	131,000	37,000
Dynamic Global Bond Fund—Advisor Class	(b)	(b)	1,000
Dynamic Global Bond Fund—I Class	48,000	42,000	121,000
Dynamic Global Bond Fund—Z Class	(a)	(a)	(a)
Emerging Markets Bond Fund	139,000	139,000	148,000
Emerging Markets Bond Fund—Advisor Class	(b)	(b)	(b)

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Emerging Markets Bond Fund—I Class	34,000	38,000	32,000
Emerging Markets Bond Fund—Z Class	(a)	(a)	(a)
Emerging Markets Corporate Bond Fund	102,000	136,000	143,000
Emerging Markets Corporate Bond Fund—Advisor Class	2,000	4,000	4,000
Emerging Markets Corporate Bond Fund—I Class	45,000	18,000	10,000
Emerging Markets Corporate Multi-Sector Account Portfolio	—	—	—
Emerging Markets Local Currency Bond Fund	125,000	109,000	153,000
Emerging Markets Local Currency Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund—I Class	25,000	51,000	5,000
Emerging Markets Local Currency Bond Fund—Z Class	(a)	(a)	(a)
Emerging Markets Local Multi-Sector Account Portfolio	—	—	—
Equity Income Fund	173,000	185,000	187,000
Equity Income Fund—Advisor Class	3,000	4,000	5,000
Equity Income Fund—I Class	49,000	48,000	40,000
Equity Income Fund—R Class	(b)	(b)	1,000
Equity Income Fund—Z Class	(a)	(a)	(a)
Equity Index 500 Fund	214,000	232,000	240,000
Equity Index 500 Fund—I Class	44,000	32,000	17,000
Equity Index 500 Fund—Z Class	(a)	(a)	(a)
Extended Equity Market Index Fund	152,000	161,000	160,000
Financial Services Fund	142,000	154,000	159,000
Financial Services Fund—I Class	10,000	7,000	1,000
Global Consumer Fund	149.000	158,000	174,000
Global High Income Bond Fund	105,000	117,000	114,000
Global High Income Bond Fund—Advisor Class	1,000	2,000	4,000
Global High Income Bond Fund—I Class	43,000	39,000	39,000
Global Industrials Fund	140,000	149,000	154,000
Global Industrials Fund—I Class	9,000	9,000	4,000
Global Real Estate Fund	119,000	123,000	134,000
Global Real Estate Fund—Advisor Class	15,000	19,000	21,000
Global Real Estate Fund—I Class	15,000	16,000	3,000
Global Technology Fund	152,000	166,000	170,000
Global Technology Fund—I Class	17,000	15,000	3,000
Growth & Income Fund	156,000	160,000	163,000
Growth & Income Fund—I Class	3,000	2,000	(b)
Growth Stock Fund	232,000	258,000	258,000
Growth Stock Fund—Advisor Class	19,000	23,000	21,000
Growth Stock Fund—I Class	99,000	75,000	43,000
Growth Stock Fund—R Class	6,000	7,000	6,000
Growth Stock Fund—Z Class	(a)	(a)	(a)

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Health Sciences Fund	185,000	190,000	188,000
Health Sciences Fund—I Class	16,000	11,000	7,000
Institutional Emerging Markets Bond Fund	150,000	159,000	158,000
Institutional Large-Cap Core Growth Fund	164,000	172,000	167,000
Institutional Mid-Cap Equity Growth Fund	181,000	182,000	179,000
Institutional Small-Cap Stock Fund	167,000	176,000	170,000
International Bond Fund	95,000	117,000	150,000
International Bond Fund—Advisor Class	(b)	(b)	(b)
International Bond Fund—I Class	59,000	47,000	24,000
International Bond Fund—Z Class	(a)	(a)	(a)
International Bond Fund (USD Hedged)	127,000	144,000	47,000
International Bond Fund (USD Hedged)—Advisor Class	(b)	(b)	(b)
International Bond Fund (USD Hedged)—I Class	43,000	33,000	3,000
International Bond Fund (USD Hedged)—Z Class	(a)	(a)	(a)
Large-Cap Growth Fund	(a)	(a)	(a)
Large-Cap Growth Fund—I Class	218,000	228,000	205,000
Large-Cap Value Fund	(a)	(a)	(a)
Large-Cap Value Fund—I Class	164,000	169,000	169,000
Mid-Cap Growth Fund	204,000	217,000	213,000
Mid-Cap Growth Fund—Advisor Class	6,000	9,000	9,000
Mid-Cap Growth Fund—I Class	62,000	48,000	28,000
Mid-Cap Growth Fund—R Class	(b)	1,000	1,000
Mid-Cap Growth Fund—Z Class	(a)	(a)	(a)
Mid-Cap Index Fund	141,000	150,000	155,000
Mid-Cap Index Fund—I Class	7,000	8,000	8,000
Mid-Cap Index Fund—Z Class	(a)	(a)	(a)
Mid-Cap Value Fund	145,000	160,000	166,000
Mid-Cap Value Fund—Advisor Class	3,000	5,000	6,000
Mid-Cap Value Fund—I Class	49,000	40,000	28,000
Mid-Cap Value Fund—R Class	2,000	3,000	3,000
Mid-Cap Value Fund—Z Class	(a)	(a)	(a)
New America Growth Fund	129,000	142,000	141,000
New America Growth Fund—Advisor Class	10,000	11,000	14,000
New America Growth Fund—I Class	29,000	23,000	16,000
New Era Fund	96,000	103,000	122,000
New Era Fund—I Class	69,000	67,000	48,000
New Horizons Fund	184,000	204,000	192,000
New Horizons Fund—I Class	62,000	51,000	32,000
New Horizons Fund—Z Class	(a)	(a)	(a)
QM Global Equity Fund	138,000	148,000	166,000
QM Global Equity Fund—Advisor Class	3,000	3,000	3,000

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
QM Global Equity Fund—I Class	8,000	7,000	4,000
QM U.S. Small & Mid-Cap Core Equity Fund	137,000	151,000	167,000
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	1,000	1,000	2,000
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	10,000	5,000	2,000
QM U.S. Small-Cap Growth Equity Fund	110,000	124,000	138,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	(b)	(b)	(b)
QM U.S. Small-Cap Growth Equity Fund—I Class	67,000	61,000	33,000
QM U.S. Value Equity Fund	138,000	149,000	163,000
QM U.S. Value Equity Fund—Advisor Class	3,000	3,000	3,000
QM U.S. Value Equity Fund—I Class	8,000	6,000	5,000
Real Assets Fund	121,000	134,000	149,000
Real Assets Fund—I Class	42,000	32,000	20,000
Real Assets Fund—Z Class	(a)	(a)	(a)
Real Estate Fund	117,000	118,000	152,000
Real Estate Fund—Advisor Class	8,000	6,000	8,000
Real Estate Fund—I Class	42,000	51,000	19,000
Retirement Income 2020 Fund	92,000	108,000	70,000
Science & Technology Fund	140,000	150,000	145,000
Science & Technology Fund—Advisor Class	19,000	22,000	23,000
Science & Technology Fund—I Class	11,000	9,000	5,000
Small-Cap Index Fund	141,000	150,000	155,000
Small-Cap Index Fund—I Class	7,000	8,000	8,000
Small-Cap Index Fund—Z Class	(a)	(a)	(a)
Small-Cap Stock Fund	141,000	158,000	167,000
Small-Cap Stock Fund—Advisor Class	3,000	3,000	5,000
Small-Cap Stock Fund—I Class	46,000	31,000	17,000
Small-Cap Stock Fund—Z Class	(a)	(a)	(a)
Small-Cap Value Fund	146,000	153,000	155,000
Small-Cap Value Fund—Advisor Class	2,000	9,000	15,000
Small-Cap Value Fund—I Class	40,000	32,000	21,000
Small-Cap Value Fund—Z Class	(a)	(a)	(a)
Spectrum Diversified Equity Fund	(c)	(c)	(c)
Spectrum Income Fund	(c)	(c)	(c)
Spectrum International Equity Fund	(c)	(c)	(c)
Total Equity Market Index Fund	156,000	165,000	163,000
U.S. Equity Research Fund	130,000	144,000	144,000
U.S. Equity Research Fund—Advisor Class	4,000	3,000	5,000
U.S. Equity Research Fund—I Class	17,000	12,000	7,000
U.S. Equity Research Fund—R Class	1,000	2,000	2,000
U.S. Large-Cap Core Fund	135,000	147,000	146,000
U.S. Large-Cap Core Fund—Advisor Class	4,000	5,000	12,000

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
U.S. Large-Cap Core Fund—I Class	12,000	8,000	1,000
U.S. Large-Cap Core Fund—Z Class	(a)	(a)	(a)
Value Fund	181,000	206,000	212,000
Value Fund—Advisor Class	3,000	4,000	5,000
Value Fund—I Class	57,000	45,000	24,000
Value Fund—Z Class	(a)	(a)	(a)

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under Section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including the Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, High Yield, International Bond, International Equity Index, International Stock, International Value Equity, Limited Duration Inflation Focused Bond, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, QM U.S. Bond Index, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Total Equity Market Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the Section 529 college savings plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying Price Fund under “Related Party Transactions.”

THIRD-PARTY ARRANGEMENTS

Administrative Fee Payments

The Price Funds (other than I Class and Z Class shares; Institutional Funds, except for their F Class shares; Mid-Cap Index Fund; Multi-Sector Account Portfolios; Small-Cap Index Fund; and TRP Reserve Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments to financial intermediaries for services provided on behalf of the funds. Under the AFP program, payments by a fund’s Investor Class (of up to 0.15% of its average daily net assets per year) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers which maintain omnibus accounts with the Funds for transfer agency, recordkeeping, and other administrative services. These services may include, but are not limited to: transmitting purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; delivering shareholder confirmations, statements and tax forms; processing dividend payments; and providing support to respond to customers’ questions regarding their accounts. The Price Funds generally pay $10 per account up to a maximum of 0.15% for financial intermediaries that continue to maintain Price Fund assets in client-level networked accounts. Under the AFP program, the funds paid the amounts set forth below in the calendar year 2019, unless otherwise indicated.

Fund	Payment
Africa & Middle East Fund	$45,764
Asia Opportunities Fund	39,002
Balanced Fund	1,451,378
Blue Chip Growth Fund	39,560,503
California Tax-Free Bond Fund	467,506
California Tax-Free Money Fund	267

Fund	Payment
Capital Appreciation Fund	23,803,416
Cash Reserves Fund	69,246
China Evolution Equity Fund	(a)
Communications & Technology Fund	2,789,949
Corporate Income Fund	100,436
Credit Opportunities Fund	8,452
Diversified Mid-Cap Growth Fund	810,527
Dividend Growth Fund	7,307,231
Dynamic Credit Fund	287
Dynamic Global Bond Fund	2,087
Emerging Europe Fund	47,143
Emerging Markets Bond Fund	708,556
Emerging Markets Corporate Bond Fund	32,465
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)
Emerging Markets Discovery Stock Fund	40,265
Emerging Markets Local Currency Bond Fund	23,876
Emerging Markets Local Multi-Sector Account Portfolio	(b)
Emerging Markets Stock Fund	3,742,716
Equity Income Fund	6,291,420
Equity Index 500 Fund	2,096,167
European Stock Fund	325,307
Extended Equity Market Index Fund	375,214
Financial Services Fund	354,882
Floating Rate Fund	486,831
Floating Rate Multi-Sector Account Portfolio	(b)
Georgia Tax-Free Bond Fund	266,166
Global Allocation Fund	379,855
Global Consumer Fund	7,235
Global Growth Stock Fund	96,051
Global High Income Bond Fund	40,559
Global Impact Equity Fund	(a)
Global Industrials Fund	1,475
Global Multi-Sector Bond Fund	756,130
Global Real Estate Fund	60,493
Global Stock Fund	1,261,938
Global Technology Fund	3,595,653
Global Value Equity Fund	0(c)
GNMA Fund	160,969
Government Money Fund	99,435
Government Reserve Fund	(b)
Growth & Income Fund	375,993
Growth Stock Fund	17,332,009

Fund	Payment
Health Sciences Fund	7,754,054
High Yield Fund	968,622
High Yield Multi-Sector Account Portfolio	(b)
Inflation Protected Bond Fund	128,953
Institutional Cash Reserves Fund	(b)
Institutional Emerging Markets Bond Fund	(b)
Institutional Emerging Markets Equity Fund	(b)
Institutional Floating Rate Fund	(b)
Institutional Floating Rate Fund—F Class	600,593
Institutional High Yield Fund	(b)
Institutional International Disciplined Equity Fund	(b)
Institutional Large-Cap Core Growth Fund	(b)
Institutional Long Duration Credit Fund	(b)
Institutional Mid-Cap Equity Growth Fund	(b)
Institutional Small-Cap Stock Fund	(b)
Intermediate Tax-Free High Yield Fund	6,736
International Bond Fund	322,477
International Bond Fund (USD Hedged)	552
International Disciplined Equity Fund	18,732
International Discovery Fund	3,839,428
International Equity Index Fund	200,573
International Stock Fund	981,438
International Value Equity Fund	235,303
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)
Japan Fund	385,676
Large-Cap Growth Fund	0(c)
Large-Cap Value Fund	0(c)
Latin America Fund	242,396
Limited Duration Inflation Focused Bond Fund	6,011
Maryland Short-Term Tax-Free Bond Fund	55,302
Maryland Tax-Free Bond Fund	1,103,217
Maryland Tax-Free Money Fund	1,376
Mid-Cap Growth Fund	13,964,918
Mid-Cap Index Fund	(b)
Mid-Cap Value Fund	3,462,419
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)
Multi-Strategy Total Return Fund	3,047
New America Growth Fund	3,364,599
New Asia Fund	1,007,335
New Era Fund	1,250,195
New Horizons Fund	10,925,622

Fund	Payment
New Income Fund	367,939
New Jersey Tax-Free Bond Fund	403,068
New York Tax-Free Bond Fund	225,487
New York Tax-Free Money Fund	351
Overseas Stock Fund	2,566,255
QM Global Equity Fund	688
QM U.S. Bond Index Fund	898,011
QM U.S. Small & Mid-Cap Core Equity Fund	40,129
QM U.S. Small-Cap Growth Equity Fund	5,173,190
QM U.S. Value Equity Fund	1,282
Real Assets Fund	86,761
Real Estate Fund	2,817,994
Retirement 2005 Fund	(d)
Retirement 2010 Fund	(d)
Retirement 2015 Fund	(d)
Retirement 2020 Fund	(d)
Retirement 2025 Fund	(d)
Retirement 2030 Fund	(d)
Retirement 2035 Fund	(d)
Retirement 2040 Fund	(d)
Retirement 2045 Fund	(d)
Retirement 2050 Fund	(d)
Retirement 2055 Fund	(d)
Retirement 2060 Fund	(d)
Retirement 2065 Fund	(a)
Retirement Balanced Fund	(d)
Retirement Income 2020 Fund	(d)
Science & Technology Fund	1,371,901
Short Duration Income Fund	(a)
Short-Term Fund	(b)
Short-Term Bond Fund	1,309,447
Short-Term Government Fund	(a)
Small-Cap Index Fund	(b)
Small-Cap Stock Fund	2,622,626
Small-Cap Value Fund	2,818,340
Spectrum Conservative Allocation Fund	950,228
Spectrum Diversified Equity Fund	(d)
Spectrum Income Fund	(d)
Spectrum International Equity Fund	(d)
Spectrum Moderate Allocation Fund	1,166,675
Spectrum Moderate Growth Allocation Fund	1,868,107
Summit Municipal Income Fund	2,214,018

Fund	Payment
Summit Municipal Intermediate Fund	5,027,446
Target 2005 Fund	6,192
Target 2010 Fund	13,801
Target 2015 Fund	32,696
Target 2020 Fund	83,610
Target 2025 Fund	115,160
Target 2030 Fund	115,785
Target 2035 Fund	96,229
Target 2040 Fund	79,882
Target 2045 Fund	62,260
Target 2050 Fund	49,865
Target 2055 Fund	29,903
Target 2060 Fund	14,221
Target 2065 Fund	(a)
Tax-Efficient Equity Fund	214,173
Tax-Exempt Money Fund	9,934
Tax-Free High Yield Fund	4,262,083
Tax-Free Income Fund	832,823
Tax-Free Short-Intermediate Fund	1,200,627
Total Equity Market Index Fund	477,862
Total Return Fund	2,426
Transition Fund	(a)
Treasury Reserve Fund	(b)
U.S. Equity Research Fund	706,186
U.S. High Yield Fund	52,234
U.S. Large-Cap Core Fund	377,520
U.S. Limited Duration TIPS Index Fund	(a)
U.S. Treasury Intermediate Index Fund	299,143
U.S. Treasury Long-Term Index Fund	122,316
U.S. Treasury Money Fund	441,801
Ultra Short-Term Bond Fund	882,303
Value Fund	2,695,977
Virginia Tax-Free Bond Fund	864,308

(a) Prior to commencement of operations.

(b) Not eligible to participate in AFP program.

(c) During the fund’s previous fiscal year, it operated as an institutional fund and was not eligible to participate in the AFP program.

(d) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Each Advisor Class and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive administrative fee payments from the class (at an annual rate of up to 0.15% of the class’ average daily net assets) in addition to 12b-1 fees for providing, on behalf of the funds, various recordkeeping, transfer agency, and other administrative services. These services may include, but are not limited to: transmitting purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; delivering shareholder confirmations, statements, and tax forms; processing dividend payments; and

providing support to respond to customers’ questions regarding their accounts. Under this AFP program, the funds paid the amounts set forth below in the calendar year 2019, unless otherwise indicated.

Fund	Payment
Asia Opportunities Fund—Advisor Class	$178
Blue Chip Growth Fund—Advisor Class	5,022,158
Blue Chip Growth Fund—R Class	1,319,647
Capital Appreciation Fund—Advisor Class	1,238,399
Credit Opportunities Fund—Advisor Class	16
Dividend Growth Fund—Advisor Class	470,086
Dynamic Global Bond Fund—Advisor Class	103
Emerging Markets Bond Fund—Advisor Class	873
Emerging Markets Corporate Bond Fund—Advisor Class	1,576
Emerging Markets Discovery Stock Fund—Advisor Class	160
Emerging Markets Local Currency Bond Fund—Advisor Class	102
Equity Income Fund—Advisor Class	389,854
Equity Income Fund—R Class	101,065
Floating Rate Fund—Advisor Class	38,948
Global Allocation Fund—Advisor Class	18,678
Global Growth Stock Fund—Advisor Class	4,133
Global High Income Bond Fund—Advisor Class	1,373
Global Multi-Sector Bond Fund—Advisor Class	27,907
Global Real Estate Fund—Advisor Class	20,178
Global Stock Fund—Advisor Class	47,733
Growth Stock Fund—Advisor Class	4,223,017
Growth Stock Fund—R Class	1,337,374
High Yield Fund—Advisor Class	448,372
Intermediate Tax-Free High Yield Fund—Advisor Class	474
International Bond Fund—Advisor Class	8,142
International Bond Fund (USD Hedged)—Advisor Class	0
International Disciplined Equity Fund—Advisor Class	2,589
International Stock Fund—Advisor Class	43,843
International Stock Fund—R Class	13,014
International Value Equity Fund—Advisor Class	95,325
International Value Equity Fund—R Class	59,206
Mid-Cap Growth Fund—Advisor Class	1,143,046
Mid-Cap Growth Fund—R Class	159,084
Mid-Cap Value Fund—Advisor Class	255,443
Mid-Cap Value Fund—R Class	218,087
Multi-Strategy Total Return Fund—Advisor Class	(a)
New America Growth Fund—Advisor Class	443,984
New Income Fund—Advisor Class	62,827
New Income Fund—R Class	5,087
Overseas Stock Fund—Advisor Class	47,810

Fund	Payment
QM Global Equity Fund—Advisor Class	0
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	149
QM U.S. Small-Cap Growth Equity—Advisor Class	37,329
QM U.S. Value Equity Fund—Advisor Class	181
Real Estate Fund—Advisor Class	267,845
Retirement 2005 Fund—Advisor Class	(b)
Retirement 2005 Fund—R Class	(b)
Retirement 2010 Fund—Advisor Class	(b)
Retirement 2010 Fund—R Class	(b)
Retirement 2015 Fund—Advisor Class	(b)
Retirement 2015 Fund—R Class	(b)
Retirement 2020 Fund—Advisor Class	(b)
Retirement 2020 Fund—R Class	(b)
Retirement 2025 Fund—Advisor Class	(b)
Retirement 2025 Fund—R Class	(b)
Retirement 2030 Fund—Advisor Class	(b)
Retirement 2030 Fund—R Class	(b)
Retirement 2035 Fund—Advisor Class	(b)
Retirement 2035 Fund—R Class	(b)
Retirement 2040 Fund—Advisor Class	(b)
Retirement 2040 Fund—R Class	(b)
Retirement 2045 Fund—Advisor Class	(b)
Retirement 2045 Fund—R Class	(b)
Retirement 2050 Fund—Advisor Class	(b)
Retirement 2050 Fund—R Class	(b)
Retirement 2055 Fund—Advisor Class	(b)
Retirement 2055 Fund—R Class	(b)
Retirement 2060 Fund—Advisor Class	(b)
Retirement 2060 Fund—R Class	(b)
Retirement 2065 Fund—Advisor Class	(a)
Retirement 2065 Fund—R Class	(a)
Retirement Balanced Fund—Advisor Class	(b)
Retirement Balanced Fund—R Class	(b)
Science & Technology Fund—Advisor Class	975,552
Short-Term Bond Fund—Advisor Class	39,597
Small-Cap Stock Fund—Advisor Class	200,582
Small-Cap Value Fund—Advisor Class	165,853
Summit Municipal Income Fund—Advisor Class	4,038
Summit Municipal Intermediate Fund—Advisor Class	6,610
Target 2005 Fund—Advisor Class	515
Target 2010 Fund—Advisor Class	3,246
Target 2015 Fund—Advisor Class	7,995

Fund	Payment
Target 2020 Fund—Advisor Class	30,371
Target 2025 Fund—Advisor Class	21,443
Target 2030 Fund—Advisor Class	35,395
Target 2035 Fund—Advisor Class	14,475
Target 2040 Fund—Advisor Class	18,162
Target 2045 Fund—Advisor Class	10,842
Target 2050 Fund—Advisor Class	9,541
Target 2055 Fund—Advisor Class	7,062
Target 2060 Fund—Advisor Class	1,747
Target 2065 Fund—Advisor Class	(a)
Tax-Free High Yield Fund—Advisor Class	25,770
Tax-Free Income Fund—Advisor Class	510,184
Tax-Free Short-Intermediate Fund—Advisor Class	8,246
Total Return Fund—Advisor Class	29
U.S. Equity Research Fund—Advisor Class	35,118
U.S. Equity Research Fund—R Class	13,262
U.S. High Yield Fund—Advisor Class	15,779
U.S. Large-Cap Core Fund—Advisor Class	22,776
Value Fund—Advisor Class	364,098

(a) Prior to commencement of operations.

(b) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Additional Payments to Financial Intermediaries and Other Third Parties (All Funds)

In addition to shareholder servicing payments (including AFP) and the 12b-1 payments made by each Advisor Class and R Class, T. Rowe Price or its affiliates will, at their own expense and out of their own profits, provide additional compensation to certain financial intermediaries such as broker-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers. These payments may be in the form of asset-based, transaction-based, or fixed-dollar payments in connection with the sale, distribution, marketing, and/or servicing of the Price Funds, commonly referred to as revenue-sharing (collectively “Additional Compensation”). The categories of Additional Compensation are described below. These categories are not mutually exclusive and T. Rowe Price or its affiliates may pay Additional Compensation for other types of services in the future. The same financial intermediaries may receive payments under one or more categories.

Marketing Support Payments T. Rowe Price or its affiliates will pay Additional Compensation for sales and marketing support activities to certain financial intermediaries in connection with their efforts to educate financial professionals and provide services which may facilitate, directly or indirectly, investment in the Price Funds. A financial intermediary's marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about the Price Funds and shareholder financial planning needs, placement on the financial intermediary's sales platform, inclusion on a no-transaction fee fund list or preferred funds listing, periodic sales reporting and data on the Price Funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. T. Rowe Price or its affiliates compensate financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and their level, and/or the type of marketing and educational activities provided by the financial intermediary.

Conference Support Payments Additional Compensation will include financial assistance to financial intermediaries that enable employees of T. Rowe Price or its affiliates to participate in and/or present at conferences or seminars, sales or training programs, client and investor events, co-operative advertising, newsletters, and other events. Additional Compensation amounts may vary depending upon the nature of the event. T. Rowe Price or its affiliates routinely sponsor and pay Additional Compensation in connection with due diligence meetings during which attendees receive updates on various Price Funds and are afforded the opportunity to speak with investment professionals, including portfolio managers. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings, including lodging and transportation, may be covered by T. Rowe Price or its affiliates.

Administrative and Processing Support Payments T. Rowe Price provides Additional Compensation to financial intermediaries that will: help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts; contribute to the costs of providing certain technology and data support services; reimburse certain transaction expenses, such as ticket charges for purchases or exchanges; and contribute to costs for ancillary services, such as setting up Price Funds on an intermediary’s mutual fund trading system/platform.

Payments to Retirement Plans T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, will pay Additional Compensation in circumstances where the Price Funds are offered as investment options in such plans to the extent that amounts collected by RPS for providing administrative and transfer agent services to the Price Funds exceed the RPS negotiated revenue requirements for servicing such plan. These payments are provided directly to the retirement plans. To the extent the amounts are not used to offset plan expenses, the amounts may be allocated to participant accounts.

The receipt of, or the prospect of receiving, Additional Compensation from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors, and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive similar compensation (or receives lower levels of additional compensation). In addition, financial intermediaries that receive Additional Compensation may elevate the prominence of the Price Funds by, for example, placing the Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Price Funds in various ways. Additional Compensation amounts are not paid by a fund directly; these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the Price Funds. Investors or prospective investors in the Price Funds should ask their financial intermediary for more information about any Additional Compensation it receives from T. Rowe Price or its affiliates.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all Price Funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price: 100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the Price Funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the All-Inclusive Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the All-Inclusive Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor Class and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services. The Underwriting Agreement also allows Investment Services to enter into agreements with affiliated T. Rowe Price entities to offer and sell shares of the Price Funds, under limited conditions, to certain institutional investors outside the U.S.

Advisor Class and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Advisor Class and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services, or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’ average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’ average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’ shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, as long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 2/29/20
Intermediate Tax-Free High Yield Fund—Advisor Class	$1,000
Tax-Free High Yield Fund—Advisor Class	42,000
Tax-Free Income Fund—Advisor Class	963,000
Tax-Free Short-Intermediate Fund—Advisor Class	17,000

Fund	Fiscal Year Ended 5/31/20
Credit Opportunities Fund—Advisor Class	$1,000
Floating Rate Fund—Advisor Class	42,000
Global Multi-Sector Bond Fund—Advisor Class	44,000
High Yield Fund—Advisor Class	611,000
New Income Fund—Advisor Class	131,000
New Income Fund—R Class	14,000
Retirement 2005 Fund—Advisor Class	153,000
Retirement 2005 Fund—R Class	215,000
Retirement 2010 Fund—Advisor Class	750,000
Retirement 2010 Fund—R Class	834,000
Retirement 2015 Fund—Advisor Class	926,000
Retirement 2015 Fund—R Class	1,303,000
Retirement 2020 Fund—Advisor Class	4,148,000
Retirement 2020 Fund—R Class	5,701,000
Retirement 2025 Fund—Advisor Class	3,326,000
Retirement 2025 Fund—R Class	5,375,000
Retirement 2030 Fund—Advisor Class	5,769,000
Retirement 2030 Fund—R Class	8,625,000
Retirement 2035 Fund—Advisor Class	2,986,000
Retirement 2035 Fund—R Class	4,967,000
Retirement 2040 Fund—Advisor Class	4,336,000
Retirement 2040 Fund—R Class	6,412,000
Retirement 2045 Fund—Advisor Class	2,146,000
Retirement 2045 Fund—R Class	3,628,000
Retirement 2050 Fund—Advisor Class	2,464,000
Retirement 2050 Fund—R Class	3,793,000
Retirement 2055 Fund—Advisor Class	1,199,000
Retirement 2055 Fund—R Class	1,992,000
Retirement 2060 Fund—Advisor Class	236,000
Retirement 2060 Fund—R Class	407,000
Retirement 2065 Fund—Advisor Class	(a)
Retirement 2065 Fund—R Class	(a)
Retirement Balanced Fund—Advisor Class	372,000
Retirement Balanced Fund—R Class	1,003,000
Short-Term Bond Fund—Advisor Class	53,000
Target 2005 Fund—Advisor Class	2,000
Target 2010 Fund—Advisor Class	5,000
Target 2015 Fund—Advisor Class	11,000
Target 2020 Fund—Advisor Class	50,000
Target 2025 Fund—Advisor Class	37,000
Target 2030 Fund—Advisor Class	55,000

Fund	Fiscal Year Ended 5/31/20
Target 2035 Fund—Advisor Class	22,000
Target 2040 Fund—Advisor Class	28,000
Target 2045 Fund—Advisor Class	17,000
Target 2050 Fund—Advisor Class	15,000
Target 2055 Fund—Advisor Class	11,000
Target 2060 Fund—Advisor Class	4,000
Target 2065 Fund—Advisor Class	(a)
Total Return Fund—Advisor Class	1,000
U.S. High Yield Fund—Advisor Class	14,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 10/31/19
Asia Opportunities Fund—Advisor Class	$1,000
Emerging Markets Discovery Stock Fund—Advisor Class	1,000
Global Allocation Fund—Advisor Class	31,000
Global Growth Stock Fund—Advisor Class	6,000
Global Stock Fund—Advisor Class	77,000
International Disciplined Equity Fund—Advisor Class	3,000
International Stock Fund—Advisor Class	92,000
International Stock Fund—R Class	43,000
International Value Equity Fund—Advisor Class	168,000
International Value Equity Fund—R Class	212,000
Overseas Stock Fund—Advisor Class	61,000
Summit Municipal Income Fund—Advisor Class	9,000
Summit Municipal Intermediate Fund—Advisor Class	11,000

Fund	Fiscal Year Ended 12/31/19
Blue Chip Growth Fund—Advisor Class	$8,399,000
Blue Chip Growth Fund—R Class	4,402,000
Capital Appreciation Fund—Advisor Class	2,031
Dividend Growth Fund—Advisor Class	779,000
Dynamic Credit Fund—Advisor Class	(a)
Dynamic Global Bond Fund—Advisor Class	1,000
Emerging Markets Bond Fund—Advisor Class	1,000
Emerging Markets Corporate Bond Fund—Advisor Class	2,000
Emerging Markets Local Currency Bond Fund—Advisor Class	(b)
Equity Income Fund—Advisor Class	679,000
Equity Income Fund—R Class	336,000
Global High Income Bond Fund—Advisor Class	2,000
Global Real Estate Fund—Advisor Class	34,000
Growth Stock Fund—Advisor Class	7,116,000

Fund	Fiscal Year Ended 12/31/19
Growth Stock Fund—R Class	4,431,000
International Bond Fund—Advisor Class	10,000
International Bond Fund (USD Hedged)—Advisor Class	1,000
Mid-Cap Growth Fund—Advisor Class	2,058,000
Mid-Cap Growth Fund—R Class	525,000
Mid-Cap Value Fund—Advisor Class	433,000
Mid-Cap Value Fund—R Class	724,000
New America Growth Fund—Advisor Class	735,000
QM Global Equity Fund—Advisor Class	1,000
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	2,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	62,000
QM U.S. Value Equity Fund—Advisor Class	1,000
Real Estate Fund—Advisor Class	439,000
Science & Technology Fund—Advisor Class	1,625,000
Small-Cap Stock Fund—Advisor Class	325,000
Small-Cap Value Fund—Advisor Class	300,000
U.S. Equity Research Fund—Advisor Class	58,000
U.S. Equity Research Fund—R Class	44,000
U.S. Large-Cap Core Fund—Advisor Class	38,000
Value Fund—Advisor Class	611,000

(b) Prior to commencement of operations.

(c) Less than $1,000.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International, Price Hong Kong, Price Japan, and/or Price Singapore. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, and Price Singapore (collectively, the “Price Advisers”), are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Each Price Adviser may delegate actual trade execution to the trading desks of other Price Advisers and may use these affiliated investment advisers for certain other trading-related services.

Broker-Dealer Selection

With respect to equity, fixed income, and derivative transactions, the Price Advisers may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and in certain cases research services, designate a broker-dealer to receive selling concessions, discounts, or other allowances, and otherwise deal with a broker-dealer in the acquisition of securities in underwritings.

Fixed Income Securities

In purchasing and selling fixed income securities, the Price Advisers ordinarily place transactions with the issuer or a broker-dealer acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually reflects undisclosed compensation to the broker-dealer. Fixed income transactions may also be placed with underwriters at prices that include underwriting fees. Fixed income transactions through broker-dealers reflect the spread between the bid and asked prices.

Foreign Currency Transactions

The Price Advisers may engage in foreign currency transactions (“FX”) to facilitate trading in or settlement of trades in foreign securities. The Price Advisers may use FX, including forward currency contracts, when seeking to manage exposure to or profit from changes in interest or exchange rates; protect the value of portfolio securities; or to facilitate cash management. The Price Advisers select broker-dealers that they believe will provide best execution on behalf of the Price Funds and other investment accounts that they manage, frequently via electronic platforms. To minimize transaction costs, certain FX trading activity may be aggregated across accounts, including the Price Funds, but each account’s trade is individually settled with the counterparty.

Equity Securities

In purchasing and selling equity securities, the Price Advisers seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to the Price Advisers than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act and subsequent guidance from regulators.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the (i) liquidity of the security; (ii) the size and difficulty of the order; (iii) the speed and likelihood of execution and settlement; (iv) the reliability, integrity and creditworthiness, general execution and operational capabilities of competing broker-dealers and services provided; and (v) expertise in particular markets. It is not the policy of the Price Advisers to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better pricing or more efficient execution. Therefore, the Price Advisers pay higher commission rates to broker-dealers that are believed to offer greater reliability, better pricing, or more efficient execution.

Best Execution

T. Rowe Price’s Global Trading Committee (“GTC”) oversees the brokerage allocation and trade execution policies for the Price Advisers. The GTC is supported by the equity and fixed income best execution subcommittees in monitoring the Price Advisers’ compliance with the execution policy. The execution policy requires the Price Advisers to execute trades consistent with the principles of best execution which requires an adviser to take all sufficient steps to obtain the best possible result for the Price Funds taking into account various factors.

Research Benefits

T. Rowe Price believes that original in-house research is the primary driver of value-added active management. Although research created or developed by a broker-dealer or its affiliate and research created or developed by an independent third party is an important component of the Price Advisers’ investment approach, the Price Advisers rely primarily upon their own research and subject any outside research to internal analysis before incorporating it into the investment process.

Certain Price Advisers (including, Price Associates and Price Hong Kong) have used, and Price Associates continues to use, equity brokerage commissions or “soft dollars” consistent with Section 28(e) under the 1934 Act (“Section 28(e)”) and other relevant regulatory guidance to acquire research services from broker-dealers. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services received. An adviser may make this good faith determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. When we use client brokerage commissions to obtain research services, we receive a benefit because we do not have to produce or pay for the research services out of Price Advisers’ resources.

Since January 2020, T. Rowe Price bears the cost of research services for all client accounts we advise. Client accounts only pay execution commissions in connection with equity securities transaction. For certain proprietary pooled investment vehicles including the Price Funds, T. Rowe Price continues to use equity brokerage commissions from client transactions through commission sharing arrangements (consistent with Section 28(e)) to compensate certain U.S. broker-dealers for research services. However, we voluntarily reimburse such pooled investment vehicles for any amount collected into the commission sharing arrangements.

Prior to January 2020, each of the Price Advisers may have taken a different approach to paying for research services in consideration of the regulatory regime, local market practice and operational practicability applicable to each Price Adviser. Price International Ltd, Price Hong Kong, Price Japan and Price Singapore do not use client commissions to pay for research, and any research services acquired by these advisers are paid for in cash by the relevant adviser.

Whenever commissions are pooled and used to pay for research, conflicts of interest may arise due to the potential that one account’s (such as a Price Fund’s) commissions could be subsidizing research that benefits another investment vehicle, such as a Price Fund or another vehicle managed by a Price Adviser. However, because research services often benefit several investment vehicles simultaneously or to differing degrees, it is impractical to directly quantify the benefit of research to any particular vehicle. For this reason, we do not seek to allocate soft dollar benefits to client accounts proportionately to the soft dollar credits the accounts generate. We attempt to mitigate these potential conflicts of interests through oversight of the use of commissions to pay for research by the Research Governance Oversight Committee.

Price Advisers acquire proprietary research from broker-dealers who also provide trade execution, clearing settlement and/or other services. Research received from broker-dealers or independent third party research providers generally includes information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, currency and commodity market analysis, risk measurement analysis, performance analysis, and analysis of corporate, environmental, social and governance responsibility issues. Research services are received in the form of written reports, computer generated data, telephone contacts, investment conferences, bespoke services, financial models, and personal meetings with security analysts, market specialists, corporate and industry executives, and other persons. Research may also include access to unaffiliated individuals with expertise in various industries, businesses, or other related areas, including use of expert referral networks which provide access to industry consultants, vendors, and suppliers. The Price Advisers may use a limited number of expert networks.

A Price Adviser may use a portion of its research budget to purchase access to research from certain broker-dealers together with other Price Advisers for a single platform fee. This allows the Price Advisers to leverage their size and scale to purchase access to certain research services across a broad group of research users globally from each research provider. Based on the terms of these platform arrangements, research services available through these platform access arrangements may be shared among the Price Advisers that participate.

Each Price Adviser generally pays for data subscriptions, investment technology tools and other specialized services to assist with the investment process directly from its own resources. Each Price Adviser also pays for fixed income research and services directly from its own resources where feasible or required.

Allocation of Brokerage Business

Each Price Adviser has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific period. Each Price Adviser makes brokerage placement determinations, as appropriate, based on the needs of a specific transaction such as market-making, availability of a buyer for or seller of a particular security, or specialized execution skills. Each Price Adviser may choose to allocate brokerage among several broker-dealers able to meet the needs of the transaction. Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the GTC.

Each Price Adviser may have brokerage relationships with broker-dealers who are, or are an affiliate of, clients that have appointed the Price Adviser or an affiliate to serve as investment adviser, trustee, or recordkeeper. Each Price Adviser also has other relationships with or may own positions in the publicly traded securities of the broker-dealers with whom we transact with or on behalf of our clients.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, the Price Advisers seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, the Price Advisers may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) rates paid by other institutional investors based on available public information; and (h) research provided by the broker-dealer.

Commission Recapture

Currently, the Price Advisers do not recapture commissions, underwriting discounts, or selling-group concessions for equity or fixed income securities acquired in underwritten offerings. The Price Advisers may, however, designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Block Trading/Aggregated Orders/Order Sequencing

Because certain investment vehicles (including the Price Funds) managed by the Price Advisers and other affiliated investment advisers have similar investment objectives and programs, investment decisions may be made that result in the simultaneous purchase or sale of securities. As a result, the demand for, or supply of, securities may increase or decrease, which could have an adverse effect on prices. Aggregation of orders may be a collaborative process between trading and portfolio management staff. The Price Advisers’ policy is not to favor one client over another in grouping orders for various clients.

The grouping of orders could at times result in more or less favorable prices. In certain cases, where the aggregated order is executed in a series of transactions at various prices on a given day, each participating investment vehicle’s proportionate share of grouped orders reflects the average price paid or received. The Price Adviser may include orders on behalf of Price Funds and other clients and products advised by the Price Advisers and their affiliates, including the not-for-profit entities T. Rowe Price Foundation, Inc., the T. Rowe Price Program for Charitable Giving, Inc., employee stock for certain Retirement Plan Services relationships and T. Rowe Price and its affiliates’ proprietary investments, in its aggregated orders.

The Price Advisers and other affiliated investment advisers have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume for participating clients, the Price Adviser will make pro rata allocations based upon the relative sizes of the participating client orders or the relative sizes of the participating client portfolios depending upon the market involved, subject to portfolio manager and trader input. For example, a portfolio manager may choose to receive a non-pro rata allocation to comply with certain client guidelines, manage anticipated cash flows, or achieve the portfolio manager’s long-term vision for the portfolio. Each investment vehicle (including the Price Funds) receives the same average share price of the securities for each aggregated order. Because a pro rata allocation may not always accommodate all facts and circumstances, the guidelines provide for adjustments to allocation amounts in certain cases. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to allocate in light of a participating portfolio’s characteristics, such as available cash, industry or issuer concentration, duration, and credit exposure. Such allocation processes may result in a partial execution of a proposed purchase or sale order.

The Price Advisers employ certain guidelines in an effort to ensure equitable distribution of investment opportunities among clients of the firm, which may occasionally serve to limit the participation of certain clients in a particular security, based on factors such as client mandate or a sector or industry specific investment strategy or focus. For example, accounts that maintain a broad investment mandate may have less access than targeted investment mandates to certain securities (e.g., sector specific securities) where the Price Adviser does not receive a fully filled order (e.g., certain IPO transactions) or where aggregate ownership of such securities is approaching firm limits.

Also, for certain types of investments, most commonly private placement transactions, conditions imposed by the issuer may limit the number of clients allowed to participate or number of shares offered to the Price Advisers.

The Price Advisers have developed written trade sequencing and execution guidelines that they believe are reasonably designed to provide the fair and equitable allocation of equity trades, both long and short, to minimize the impact of trading activity across client accounts. The policies and procedures are intended to: (i) mitigate conflicts of interest when trading both long and short in the same equity security; and (ii) mitigate conflicts when shorting an equity security that is held by other accounts managed by the Price Advisers that are not simultaneously transacting in the security. Notwithstanding the application of the Price Advisers’ policies and procedures, it may not be possible to mitigate all conflicts of interest when transacting both long and short in the same equity security; therefore, there is a risk that one transaction will be completed ahead of the other transaction, that the pricing may not be consistent between long and short transactions, or that an equity long or short transaction may have an adverse impact on the market price of the security being traded.

U.S. High Yield Fund

The U.S. High Yield Fund is managed by a separate fixed income investment team in the Philadelphia region (“Philadelphia Team”) which conducts its own research, idea generation and trade execution with its own portfolio manager, analysts, and trader. This separate investment team will make investments in one or more of the same or similar markets as other Price Funds and may directly compete with other Price Funds for the same or similar investment opportunities. The Philadelphia Team will not have access to T. Rowe Price’s global research platform. In many instances, consistent with applicable law, the broker-dealers selling securities to the U.S. High Yield Fund are expected to determine the allocation independent of allocations made by the same broker-dealer to other Price Funds, which is expected to increase overall allocations to the Price Funds, although there can be no guarantee. Although transactions in the same security may take place in the U.S. High Yield Fund and one or more other Price Funds, where feasible and practical, through access controls and other means, certain restrictions have been put in place to keep the Philadelphia Team and the other Price Funds’ investment teams from viewing each other’s orders and holdings.

The U.S. High Yield Fund is eligible to cross or aggregate orders with other portfolios managed by the Philadelphia Team but will not be eligible to cross or aggregate orders with portfolios managed by T. Rowe Price’s other investment teams, including other Price Funds. The Philadelphia Team may trade in the same securities before, at the same time, in close time proximity to, or after T. Rowe Price’s other investment teams, and as a result, the U.S. High Yield Fund’s execution prices are expected to differ. Additionally, the Philadelphia Team may take opposite positions to other similarly managed Price Funds and vice versa. These potential conflicts may be exacerbated to the extent the Philadelphia Team and/or T. Rowe Price’s other investment teams manage thinly traded or scarce assets.

Maintaining separate management and trade execution within separate portfolio management teams of T. Rowe Price poses other conflicts of interest and may reduce possible benefits to execution, pricing and research capabilities including those related to scale and efficiencies of combined and coordinated operations. In addition, this structure may pose risks inherent in nonsimultaneous trades including adverse effect on the price of a security that could result from placing a number of separate successive or competing client orders and transactions being effected for an account near or at the end of the firm’s total trades, in which case such trade order will bear the market price impact, if any, of those trades executed earlier, and, as a result, may receive a less favorable net price for the trade.

Miscellaneous

The brokerage allocation policies for the Price Advisers are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which the Price Advisers effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by the Price Advisers. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by the Price Advisers in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

The Price Advisers may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. The Price Advisers are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The GTC is responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for the Price Advisers.

The Price Advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 20%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The Price Funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s markup (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following table shows the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable. The amount of brokerage commissions paid by a fund may change from year to year because of changing asset levels, shareholder activity, portfolio turnover, or other factors.

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
California Tax-Free Bond Fund	$0	$0	$0
California Tax-Free Money Fund	0	0	0
Floating Rate Multi-Sector Account Portfolio	0	0	0
Georgia Tax-Free Bond Fund	(a)	0	0
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)
Intermediate Tax-Free High Yield Fund	0	0	0
Investment-Grade Corporate Multi-Sector Account Portfolio	7,281.40	4,497.00	0
Maryland Short-Term Tax-Free Bond Fund	0	0	0
Maryland Tax-Free Bond Fund	2,804.20	0	0
Maryland Tax-Free Money Fund	0	0	0
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	0	0
New Jersey Tax-Free Bond Fund	0	0	0
New York Tax-Free Bond Fund	0	0	0
New York Tax-Free Money Fund	0	0	0
Tax-Efficient Equity Fund	39,526.44	21,461.63	15,055.12
Tax-Exempt Money Fund	0	0	0
Tax-Free High Yield Fund	0	0	0

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
Tax-Free Income Fund	0	0	0
Tax-Free Short-Intermediate Fund	8,960.00	0	1,330.00
Transition Fund	(b)	(b)	(b)
Virginia Tax-Free Bond Fund	(a)	0	0

(a) Less than $1,000.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/20		5/31/19		5/31/18
Corporate Income Fund	$48,001.80		$48,297.80		$19,499
Credit Opportunities Fund	2,456.05		786.58		160
Floating Rate Fund	9,571.78		0		0
Global Multi-Sector Bond Fund	111,706.24		27,291.73		11,777
GNMA Fund	52,604.95		49,469.40		49,628
Government Money Fund	0		0		0
Government Reserve Fund	0		0		0
High Yield Fund	92,603.59		46,193.52		194,755
Inflation Protected Bond Fund	39,321.10		45,678.60		31,033
Institutional Cash Reserves Fund	0		0		0
Institutional Floating Rate Fund	0		0		0
Institutional High Yield Fund	17,552.87		8,987.99		34,878
Institutional Long Duration Credit Fund	933.80		1,661.80		786
Limited Duration Inflation Focused Bond Fund	986,527.50		754,234.00		534,281
New Income Fund	1,432,715.17		1,833,901.00		1,205,456
Retirement 2005 Fund	0		0		0
Retirement 2010 Fund	0		0		0
Retirement 2015 Fund	0		0		0
Retirement 2020 Fund	0		0		0
Retirement 2025 Fund	0		0		0
Retirement 2030 Fund	0		0		0
Retirement 2035 Fund	0		0		0
Retirement 2040 Fund	0		0		0
Retirement 2045 Fund	0		0		0
Retirement 2050 Fund	0		0		0
Retirement 2055 Fund	0		0		0
Retirement 2060 Fund	0		0		0
Retirement 2065 Fund	(b	)	(b	)	(b	)
Retirement Balanced Fund	0		0		0
Retirement I 2005 Fund—I Class	0		0		0
Retirement I 2010 Fund—I Class	0		0		0
Retirement I 2015 Fund—I Class	0		0		0
Retirement I 2020 Fund—I Class	0		0		0

Fund	Fiscal Year Ended
	5/31/20		5/31/19		5/31/18
Retirement I 2025 Fund—I Class	0		0		0
Retirement I 2030 Fund—I Class	0		0		0
Retirement I 2035 Fund—I Class	0		0		0
Retirement I 2040 Fund—I Class	0		0		0
Retirement I 2045 Fund—I Class	0		0		0
Retirement I 2050 Fund—I Class	0		0		0
Retirement I 2055 Fund—I Class	0		0		0
Retirement I 2060 Fund—I Class	0		0		0
Retirement I 2065 Fund—I Class	(b)		(b)		(b)
Retirement Balanced I Fund—I Class	0		0		0
Short Duration Income Fund	(b)		(b)		(b)
Short-Term Fund	0		0		0
Short-Term Bond Fund	132,123.20		101,166.00		86,151
Short-Term Government Fund	(b)		(b)		(b)
Spectrum Conservative Allocation Fund	412,069.19		295,641.61		297,530
Spectrum Moderate Allocation Fund	614,832.11		457,732.59		488,743
Spectrum Moderate Growth Allocation Fund	988,590.63		594,156.24		607,907
Target 2005 Fund	0		0		0
Target 2010 Fund	0		0		0
Target 2015 Fund	0		0		0
Target 2020 Fund	0		0		0
Target 2025 Fund	0		0		0
Target 2030 Fund	0		0		0
Target 2035 Fund	0		0		0
Target 2040 Fund	0		0		0
Target 2045 Fund	0		0		0
Target 2050 Fund	0		0		0
Target 2055 Fund	0		0		0
Target 2060 Fund	0		0		0
Target 2065 Fund	(b	)	(b	)	(b	)
Total Return Fund	4,058.89		2,221.16		3,560
Treasury Reserve Fund	0		0		0
U.S. High Yield Fund	0		0		0
U.S. Limited Duration TIPS Index Fund	(b)		(b)		(b)
U.S. Treasury Intermediate Index Fund	65,299.70		18,543.20		7,956
U.S. Treasury Long-Term Index Fund	577,575.35		227,819.10		25,263
U.S. Treasury Money Fund	0		0		0
Ultra Short-Term Bond Fund	14,563.10		5,861.20		7,648

(a) Less than $1,000.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
Africa & Middle East Fund	$169,753.86	$329,234.77	$426,458
Asia Opportunities Fund	166,762.75	158,627.86	70,470
Cash Reserves Fund	0	0	0
China Evolution Equity Fund	(a)	(a)	(a)
Emerging Europe Fund	143,058.85	176,080.32	281,737
Emerging Markets Stock Fund	5,314,323.30	4,143,220.13	7,447,885
Emerging Markets Discovery Stock Fund	171,928.00	56,507.67	55,076
European Stock Fund	517,199.68	583,903.60	1,100,373
Global Allocation Fund	188,297.78	173,312.34	94,127
Global Growth Stock Fund	248,132.02	300,324.28	112,797
Global Impact Equity Fund	(a)	(a)	(a)
Global Stock Fund	1,502,341.73	753,065.14	656,987
Global Value Equity	5,671.74	6,123.54	7,948
Institutional Emerging Markets Equity Fund	765,509.60	751,473.89	916,423
Institutional International Disciplined Equity Fund	197,291.16	572,855.48	532,650
International Disciplined Equity Fund	104,077.65	157,997.02	24,809
International Discovery Fund	3,192,792.63	3,867,496.78	3,557,718
International Equity Index Fund	18,124.88	34,095.96	34,848
International Stock Fund	6,008,192.18	7,374,328.25	8,822,012
International Value Equity Fund	5,802,758.81	9,951,043.38	12,373,148
Japan Fund	155,665.70	300,109.41	195,818
Latin America Fund	312,720.71	448,204.51	735,518
Multi-Strategy Total Return Fund	116,745.28	144,333.30	(a)
New Asia Fund	2,837,450.95	3,546,011.40	5,784,510
Overseas Stock Fund	3,066,639.49	3,266,809.77	3,411,453
QM U.S. Bond Index Fund	4,004.00	0	0
Summit Municipal Income Fund	0	0	0
Summit Municipal Intermediate Fund	0	2,240.00	7,674

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Balanced Fund	$758,215.91	$755,969.47	$759,377
Blue Chip Growth Fund	7,244,262,.75	5,383,902.67	5,879,234
Capital Appreciation Fund	3,848,551.04	4,597,744.19	4,918,059
Communications & Technology Fund	261,075.98	229,754.66	317,679
Diversified Mid-Cap Growth Fund	104,454.69	74,863.66	102,675
Dividend Growth Fund	650,811.54	494,835.13	716,218
Dynamic Credit Fund	4,852.75	(a)	(a)
Dynamic Global Bond Fund	1,137,931.21	768,936.32	23,920
Emerging Markets Bond Fund	51,782.96	21,890.30	12,473

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Emerging Markets Corporate Bond Fund	1,876.01	1,053.35	(b)
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund	3,352.81	6,374.55	3,434
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)
Equity Income Fund	2,337,552.08	2,213,049.12	4,153,714
Equity Index 500 Fund	361,182.28	350,750.46	611,644
Extended Equity Market Index Fund	108,382.93	163,741.06	165,137
Financial Services Fund	84,629.80	193,649.71	372,696
Global Consumer Fund	8,125.72	7,386.27	7,807
Global High Income Bond Fund	(b)	(b)	0
Global Industrials Fund	10,853.30	12,340.39	18,089
Global Real Estate Fund	48,739.86	44,332.83	73,496
Global Technology Fund	2,181,853.40	9,027,324.50	6,426,219
Growth & Income Fund	379,044.80	448,249.68	472,530
Growth Stock Fund	5,699,876.31	8,842,986.04	12,613,417
Health Sciences Fund	2,888,411.57	3,567,657.05	3,584,061
Institutional Emerging Markets Bond Fund	3,875.53	1,098.41	1,014
Institutional Large-Cap Core Growth Fund	430,530,.36	323,913.06	403,860
Institutional Mid-Cap Equity Growth Fund	1,322,541.52	1,288,016.95	1,343,426
Institutional Small-Cap Stock Fund	1,519,917.07	1,697,398.23	2,304,535
International Bond Fund	41,923.54	42,599.99	118,949
International Bond Fund (USD Hedged)	186,244.28	98,915.85	7,834
Large-Cap Growth Fund	1,278,748.10	1,824,607.27	2,581,788
Large-Cap Value Fund	471,987.07	451,061.79	726,871
Mid-Cap Growth Fund	5,143,490.05	4,948,835.74	5,333,856
Mid-Cap Index Fund	(b)	(b)	(b)
Mid-Cap Value Fund	4,676,270.91	4,145,732.57	5,918,165
New America Growth Fund	2,181,853.83	1,427,708.61	1,816,400
New Era Fund	1,738,941.95	2,086,041.51	3,230,643
New Horizons Fund	6,038,183.51	4,827,119.47	5,174,785
QM Global Equity Fund	1,592.02	1,945.71	2,480
QM U.S. Small & Mid-Cap Core Equity Fund	17,092.90	12,864.63	10,025
QM U.S. Small-Cap Growth Equity Fund	991,825.09	758,733.49	883,523
QM U.S. Value Equity Fund	2,624.27	2,198.36	3,305
Real Assets Fund	2,268,698.29	2,126,266.15	3,801,372
Real Estate Fund	577,852.74	712,162.07	565,059
Retirement Income 2020 Fund	0	0	0
Science & Technology Fund	2,215,348.35	3,669,117.93	2,487,293
Small-Cap Index Fund	(b)	(b)	(b)
Small-Cap Stock Fund	2,939,633.56	3,525,444.59	5,641,709
Small-Cap Value Fund	2,727,878.62	1,966,062.26	3,030,221

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Spectrum Diversified Equity Fund	0	0	0
Spectrum Income Fund	0	0	0
Spectrum International Equity Fund	0	0	0
Total Equity Market Index Fund	55,067.30	72,766.06	90,655
U.S. Equity Research Fund	296,657.52	141,689.85	131,440
U.S. Large-Cap Core Fund	106,149.56	133,418.32	122,482
Value Fund	16,098,578.62	19,343,600.73	15,297,914

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund Holdings in Securities of Brokers and Dealers

The following lists each fund’s holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

Floating Rate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/29/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Jane Street Financial Limited	—	$40

High Yield Multi-Sector Account Portfolio

	Fiscal Year Ended 2/29/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Credit Suisse	—	$224

Investment-Grade Corporate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/29/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	—	$6,620
Goldman Sachs & Company	—	4,663
JPMorgan Chase HQ	—	1,435
Morgan Stanley & Company	—	3,186

Corporate Income Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$24,417
Barclays Capital	—	4,477
Citigroup	—	6,384
Credit Suisse	—	7,051
Goldman Sachs	—	16,738
JPMorgan Chase	—	7,638
Morgan Stanley	—	13,265
Wells Fargo	—	8,947

Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays		$2,274
Citigroup	—	5,515
HSBC		1,837
JPMorgan Chase	—	3,656
Morgan Stanley	—	4,269

Government Money Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$57,000
Citigroup Global Markets	—	143,000
Credit Agricole	—	114,000
HSBC Securities	—	29,000
JPMorgan Chase	—	65,000
RBC Capital Markets	—	237,000
Wells Fargo Securities	—	50,000

Government Reserve Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$293,000
BNP Paribas Securities	—	197,000
Citigroup Global Markets	—	1,230,000
Credit Agricole	—	1,007,990
Goldman Sachs	—	82,000
HSBC Securities	—	311,000
JP Morgan Chase	—	657,000
RBC Capital Markets	—	1,668,000
State Street	—	171,000
Well Fargo Securities	—	421,000

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$908
Citigroup	—	346
Goldman Sachs	—	899
JP Morgan		993
Morgan Stanley		70
Well Fargo		395

Institutional Floating Rate Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$6,051

Institutional Long Duration Credit Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$216
Citigroup Global Markets	—	233
Credit Suisse	—	275
Goldman Sachs	—	219
HSBC	—	328
JPMorgan Chase	—	407
Morgan Stanley		161
Wells Fargo Securities	—	352

Limited Duration Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	—	$15,949
Goldman Sachs	—	18,620
JP Morgan Chase		30,167
Morgan Stanley		1,418
UBS Securities		17,045
Wells Fargo	—	8,232

New Income Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$181,004
Barclays Capital	—	197,434
JPMorgan Chase	—	405,907
Morgan Stanley	—	84,417
Wells Fargo Securities	—	368,719

Short-Term Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$23,000
BNP Paribas	—	270,000
Citigroup	—	57,000
Credit Agricole	—	401,040
HSBC	—	11,000
JPMorgan Chase	—	25,000
RBC Capital Markets	—	93,000
Wells Fargo Securities	—	20,000

Short-Term Bond Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$31,211
Barclays Capital	—	18,890
Citigroup Global Markets	—	37,820
Deutsche Bank	—	23,697
Goldman Sachs	—	30,170
JPMorgan Chase	—	50,358
Morgan Stanley	—	23,870
Wells Fargo Securities	—	46,492

Spectrum Conservative Allocation Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,929	$6,978
Barclays Capital	3,171	—
Citigroup Global Markets	3,582	—
Goldman Sachs	8,122	1,066
JPMorgan Chase	7,536	39
Morgan Stanley	5,325	8,565
UBS	567	—
Wells Fargo Securities	8,319	52

Spectrum Moderate Allocation Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,545	$10,824
Barclays Capital	2,791	—
Citigroup Global Markets	3,085	—
Goldman Sachs	5,261	1,660
JPMorgan Chase	5,708	62
Morgan Stanley	1,821	13,261
UBS	382	—
Wells Fargo Securities	8,148	81

Spectrum Moderate Growth Allocation Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$1,553	$17,448
Barclays Capital	1,420	—
Citigroup Global Markets	1,437	—
Goldman Sachs	2,067	2,752
JPMorgan Chase	3,369	105
Morgan Stanley	1,912	21,503
UBS	356	—
Wells Fargo Securities	4,148	127

Total Return Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$1,106
Citigroup	—	631
Credit Suisse	—	223
JPMorgan Chase	—	1,276
Morgan Stanley	—	295
Wells Fargo Securities	—	1,271

Treasury Reserve Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	—	105,000
Citigroup Global Markets	—	176,000
Credit Agricole	—	153,090
Goldman Sachs	—	44,000
HSBC Securities	—	88,000
JPMorgan Chase	—	176,000
RBC Capital Markets	—	246,000
State Street		108,000
Wells Fargo Securities	—	88,000

Ultra Short-Term Bond Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$1,998
Barclays Capital	—	5,552
Citigroup Global Markets	—	6,808
Goldman Sachs	—	11,573
JPMorgan Chase	—	28,173
Morgan Stanley	—	20,163
Wells Fargo Securities	—	7,047

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/20
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	—	158,000
Citigroup Global Markets	—	367,000
Credit Agricole	—	214,980
Goldman Sachs	—	66,000
HSBC Securities	—	131,000
JPMorgan Chase	—	263,000
RBC Capital Markets	—	369,000
State Street		178,000
TD Securities		78,000
Wells Fargo Securities	—	350,000

Global Allocation Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	—	$972
Barclays Capital	$39	—
Citigroup Global Markets	1,217	917
Credit Suisse	—	254
Goldman Sachs	40	1,116
HSBC Securities	141	21
JPMorgan Chase	3,074	859
Morgan Stanley	942	1,275
UBS Investment Bank	533	—
Wells Fargo Securities	3,272	1,057

Global Growth Stock Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$2,752	—
JPMorgan Chase	2,535	—
Morgan Stanley	2,119	—

Global Stock Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$46,670	—

Global Value Equity Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$242	—
JPMorgan Chase	326	—
Morgan Stanley	122	—

Institutional International Disciplined Equity Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	$3,362	—

International Disciplined Equity Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	$1,211	—

International Equity Index Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$1,372	—
BNP Paribas Securities	2,096	—
UBS Investment Bank	1,518	—

International Stock Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	$201,055	—

International Value Equity Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
UBS Investment Bank	99,526	—

Overseas Stock Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$17,464	—

QM U.S. Bond Index Fund

	Fiscal Year Ended 10/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	—	$8,952
Barclays Capital	—	1,952
Citigroup Global Markets	—	10,231
Goldman Sachs	—	10,048
HSBC Securities		1,733
JPMorgan Chase	—	9,662
Morgan Stanley	—	8,687
Wells Fargo	—	4,572

Balanced Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$566	$5,304
Citigroup Global Markets	9,732	8,696
Credit Suisse	—	3,505
Goldman Sachs	1,265	10,830
HSBC Securities	—	3,101
JPMorgan Chase	42,076	18,336
Morgan Stanley	18,835	14,136
UBS Investment Bank	—	1,069
Wells Fargo Securities	23,685	7,494

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$20,870	—
Goldman Sachs	49,605	—
JPMorgan Chase	14,166	—
Morgan Stanley	278,425	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$69,692	—
Wells Fargo Securities	443,908	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$471,938	—
Morgan Stanley	69,425	—
Wells Fargo Securities	235,489	—

Dynamic Global Bond Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$20,938
Santander Investment Securities	—	23,938
UBS Investment Bank	—	13,578

Equity Income Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$13,912	—
Citigroup Global Markets	54,325	—
JPMorgan Chase	696,303	—
Morgan Stanley	404,870	—
State Street	339,339	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$335,024	—
Citigroup Global Markets	204,938	—
Goldman Sachs	86,097	—
JPMorgan Chase	513,741	—
Morgan Stanley	73,889	—
Wells Fargo Securities	243,297	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$794	—

Financial Services Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$24,548	—
JPMorgan Chase	26,102	—
Morgan Stanley	9,780	—

Global High Income Bond Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$632
Credit Suisse	—	564
NatWest Markets Securities	—	597
Santander Investment Securities	—	371
UBS Investment Bank	—	531

Growth & Income Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$50,438	—
Morgan Stanley	30,688	—

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$1,303	—
Goldman Sachs	3,117	—

JPMorgan Chase	878	—
Morgan Stanley	17,085	—

International Bond Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	—	$1,657
Barclays Capital	—	3,335
Goldman Sachs	—	3,336
HSBC Securities	—	1,960
Morgan Stanley	—	3,324
Santander Investment Securities	—	1,730
UBS Investment Bank	—	4,657

International Bond Fund (USD Hedged)

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	—	$13,036
Barclays Capital	—	6,858
Credit Suisse	—	7,396
Goldman Sachs	—	13,225
HSBC Securities	—	6,514
Morgan Stanley	—	11,582
Santander Investment Securities		9,968
UBS Investment Bank	—	12,766

QM Global Equity Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$192	—
JPMorgan Chase	293	—

QM U.S. Small & Mid-Cap Core Equity Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Raymond James	$271	—

QM U.S. Value Equity Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$589	—
Goldman Sachs	84	—
JPMorgan Chase	839	—
Morgan Stanley	246	—

Small-Cap Index Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$11	—

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$18,524	—
Citigroup Global Markets	11,258	—
Goldman Sachs	4,268	—
JPMorgan Chase	28,114	—
Morgan Stanley	4,759	—
Wells Fargo Securities	14,275	—

U.S. Equity Research Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Securities	$2,591	—
Citigroup Global Markets	27,063	—
Goldman Sachs	3,426
JPMorgan Chase	58,281	—
Morgan Stanley	10,310	—
Wells Fargo Securities	38,702	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$13,018	—
Morgan Stanley	7,918

Value Fund

	Fiscal Year Ended 12/31/19
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$141,510	—
JPMorgan Chase	1,164,089	—
Morgan Stanley	550,343	—
Wells Fargo Securities	603,629	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
California Tax-Free Bond Fund	8.3%	14.2%	6.3%
California Tax-Free Money Fund	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	62.7	68.9	46.0
Georgia Tax-Free Bond Fund	8.0	7.3	6.1
High Yield Multi-Sector Account Portfolio	35.8	51.7	60.7
Intermediate Tax-Free High Yield Fund	11.3	9.6	10.4
Investment-Grade Corporate Multi-Sector Account Portfolio	118.6	107.0	63.3
Maryland Short-Term Tax-Free Bond Fund	30.3	36.7	29.4
Maryland Tax-Free Bond Fund	3.9	15.9	10.9
Maryland Tax-Free Money Fund	(a)	(a)	(a)

Fund	Fiscal Year Ended
	2/29/20	2/28/19	2/28/18
Mortgage-Backed Securities Multi-Sector Account Portfolio	344.9	299.6	467.6
New Jersey Tax-Free Bond Fund	7.9	5.8	7.6
New York Tax-Free Bond Fund	10.4	6.9	10.4
New York Tax-Free Money Fund	(a)	(a)	(a)
Tax-Efficient Equity Fund	22.9	12.1	11.7
Tax-Exempt Money Fund	(a)	(a)	(a)
Tax-Free High Yield Fund	5.1	12.8	8.8
Tax-Free Income Fund	10.6	12.1	10.6
Tax-Free Short-Intermediate Fund	17.4	30.1	24.9
Transition Fund	(b)	(b)	(b)
Virginia Tax-Free Bond Fund	10.0	14.0	9.0

(a) Money market funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Corporate Income Fund	149.4%	113.7%	101.5%
Credit Opportunities Fund	53.5	53.3	60.3
Floating Rate Fund	75.9	57.0	46.1
Global Multi-Sector Bond Fund	144.3	123.8	111.9
GNMA Fund	853.3	508.5	753.7
Government Money Fund	(a)	(a)	(a)
Government Reserve Fund	(a)	(a)	(a)
High Yield Fund	42.2	60.6	62.7
Inflation Protected Bond Fund	106.2	111.6	102.8
Institutional Cash Reserves Fund	(a)	(a)	(a)
Institutional Floating Rate Fund	72.6	58.8	53.8
Institutional High Yield Fund	43.0	61.9	68.1
Institutional Long Duration Credit Fund	70.5	51.2	61.0
Limited Duration Inflation Focused Bond Fund	101.8	124.6	96.5
New Income Fund	153.7	139.4	96.1
Retirement 2005 Fund	27.1	17.8	35.3
Retirement 2010 Fund	25.5	16.1	31.2
Retirement 2015 Fund	23.7	16.2	33.1
Retirement 2020 Fund	19.8	15.8	29.5
Retirement 2025 Fund	19.4	18.8	29.5
Retirement 2030 Fund	16.8	18.1	27.7
Retirement 2035 Fund	17.8	18.8	25.4
Retirement 2040 Fund	15.7	18.5	23.2
Retirement 2045 Fund	19.9	22.1	26.9

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
Retirement 2050 Fund	22.5	25.5	30.0
Retirement 2055 Fund	25.4	24.9	35.9
Retirement 2060 Fund	23.1	23.7	35.2
Retirement 2065 Fund	(b)	(b)	(b)
Retirement Balanced Fund	29.4	15.7	24.7
Retirement I 2005 Fund—I Class	42.6	32.4	55.4
Retirement I 2010 Fund—I Class	35.5	24.5	50.4
Retirement I 2015 Fund—I Class	34.2	24.7	50.0
Retirement I 2020 Fund—I Class	35.3	19.7	39.1
Retirement I 2025 Fund—I Class	31.8	16.4	36.1
Retirement I 2030 Fund—I Class	26.1	16.8	34.1
Retirement I 2035 Fund—I Class	23.1	15.4	29.9
Retirement I 2040 Fund—I Class	20.9	15.9	26.5
Retirement I 2045 Fund—I Class	19.3	13.4	25.4
Retirement I 2050 Fund—I Class	23.3	14.4	23.9
Retirement I 2055 Fund—I Class	21.2	13.0	24.4
Retirement I 2060 Fund—I Class	16.5	17.2	26.8
Retirement I 2065 Fund—I Class	(b)	(b)	(b)
Retirement Balanced I Fund—I Class	47.1	29.8	45.9
Short Duration Income Fund	(b)	(b)	(b)
Short-Term Fund	(c)	(c)	(c)
Short-Term Bond Fund	70.2	52.7	58.3
Short-Term Government Fund	(b)	(b)	(b)
Spectrum Conservative Allocation Fund	73.0	63.8	63.1
Spectrum Moderate Allocation Fund	71.0	62.6	59.8
Spectrum Moderate Allocation Growth Fund	74.0	56.3	55.8
Target 2005 Fund	41.0	46.8	44.4
Target 2010 Fund	42.8	25.3	49.0
Target 2015 Fund	38.0	26.8	39.7
Target 2020 Fund	46.4	24.7	37.1
Target 2025 Fund	41.6	18.0	31.2
Target 2030 Fund	40.9	19.2	34.4
Target 2035 Fund	41.8	18.2	30.3
Target 2040 Fund	37.6	21.7	30.5
Target 2045 Fund	40.7	19.5	24.5
Target 2050 Fund	34.7	22.7	26.5
Target 2055 Fund	35.3	19.7	31.9
Target 2060 Fund	34.8	32.3	29.4
Target 2065 Fund	(b)	(b)	(b)
Total Return Fund	613.0	347.5	356.7
Treasury Reserve Fund	(a)	(a)	(a)

Fund	Fiscal Year Ended
	5/31/20	5/31/19	5/31/18
U.S. High Yield Fund	156.7	134.3	194.2
U.S. Limited Duration TIPS Index Fund	(b)	(b)	(b)
U.S. Treasury Intermediate Index Fund	167.9	98.2	37.1
U.S. Treasury Long-Term Index Fund	157.0	59.3	15.5
U.S. Treasury Money Fund	(a)	(a)	(a)
Ultra Short-Term Bond Fund	69.8	40.1	42.1

(a) Money market funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

(c) Funds holding only short-term securities are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	10/31/19	10/31/18	10/31/17
Africa & Middle East Fund	48.0%	51.6%	60.2%
Asia Opportunities Fund	73.0	78.7	52.0
Cash Reserves Fund	(a)	(a)	(a)
China Evolution Equity Fund	(b)	(b)	(b)
Emerging Europe Fund	37.5	41.7	40.2
Emerging Markets Discovery Stock Fund	61.6	70.1	63.6
Emerging Markets Stock Fund	24.5	17.6	30.9
European Stock Fund	33.6	32.2	48.2
Global Allocation Fund	43.1	47.8	35.8
Global Growth Stock Fund	66.3	120.0	69.7
Global Impact Equity Fund	(b)	(b)	(b)
Global Stock Fund	105.8	104.1	96.4
Global Value Equity Fund	79.1	100.4	84.0
Institutional Emerging Markets Equity Fund	20.9	14.0	19.7
Institutional International Disciplined Equity Fund	93.3	147.0	112.1
International Disciplined Equity Fund	128.4	153.2	118.0
International Discovery Fund	26.0	31.8	22.2
International Equity Index Fund	7.8	10.8	8.1
International Stock Fund	36.6	37.0	31.3
International Value Equity Fund	39.9	58.0	50.2
Japan Fund	21.8	33.8	13.4
Latin America Fund	20.2	25.7	27.8
Multi-Strategy Total Return Fund	83.8	82.1	(b)
New Asia Fund	44.9	50.2	71.3
Overseas Stock Fund	18.2	14.4	13.4
QM U.S. Bond Index Fund	71.2	106.8	82.9
Summit Municipal Income Fund	8.7	7.3	10.0
Summit Municipal Intermediate Fund	9.2	17.8	9.7

(a) Money market funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
Balanced Fund	53.3%	68.2%	48.7%
Blue Chip Growth Fund	31.5	27.2	34.5
Capital Appreciation Fund	44.8	65.2	59.2
Communications & Technology Fund	6.4	6.9	7.3
Diversified Mid-Cap Growth Fund	10.9	20.1	26.8
Dividend Growth Fund	7.1	16.9	15.5
Dynamic Credit Fund	311.5	(a)	(a)
Dynamic Global Bond Fund	188.3	165.2	109.6
Emerging Markets Bond Fund	42.9	48.6	62.6
Emerging Markets Corporate Bond Fund	53.3	112.8	116.9
Emerging Markets Corporate Multi-Sector Account Portfolio	53.3	105.4	92.9
Emerging Markets Local Currency Bond Fund	50.2	47.8	69.9
Emerging Markets Local Multi-Sector Account Portfolio	35.3	35.2	58.7
Equity Income Fund	17.5	16.2	20.2
Equity Index 500 Fund	9.3	7.3	6.8
Extended Equity Market Index Fund	17.4	20.9	23.2
Financial Services Fund	15.4	34.4	54.8
Global Consumer Fund	59.6	90.1	88.9 (b)
Global High Income Bond Fund	70.1	87.0	82.0
Global Industrials Fund	54.0	71.9	91.5
Global Real Estate Fund	27.9	16.4	13.2
Global Technology Fund	86.0	288.7	204.3
Growth & Income Fund	61.9	73.4	64.9
Growth Stock Fund	27.1	41.8	50.8
Health Sciences Fund	38.8	43.0	37.5
Institutional Emerging Markets Bond Fund	44.7	41.1	71.2
Institutional Large-Cap Core Growth Fund	37.1	27.4	41.1
Institutional Mid-Cap Equity Growth Fund	26.3	35.9	31.1
Institutional Small-Cap Stock Fund	28.7	39.8	41.6
International Bond Fund	26.3	39.1	58.1
International Bond Fund (USD Hedged)	31.4	22.5	13.5
Large-Cap Growth Fund	26.6	33.4	36.1
Large-Cap Value Fund	26.1	27.5	30.8
Mid-Cap Growth Fund	22.8	25.2	25.8
Mid-Cap Index Fund	26.6	32.3	28.2
Mid-Cap Value Fund	31.9	33.9	31.7
New America Growth Fund	84.2	77.7	74.9
New Era Fund	45.2	51.9	60.1
New Horizons Fund	45.8	39.3	38.8
QM Global Equity Fund	15.5	17.9	16.3

Fund	Fiscal Year Ended
	12/31/19	12/31/18	12/31/17
QM U.S. Small & Mid-Cap Core Equity Fund	37.4	24.5	23.6	(b)
QM U.S. Small-Cap Growth Equity Fund	21.6	17.9	12.0
QM U.S. Value Equity Fund	30.9	28.6	41.2
Real Assets Fund	59.5	53.8	65.4
Real Estate Fund	9.4	4.0	10.2
Retirement Income 2020 Fund	24.6	37.5	14.5
Science & Technology Fund	55.9	108.5	66.8
Small-Cap Index Fund	17.3	25.9	18.8
Small-Cap Stock Fund	24.1	33.5	36.3
Small-Cap Value Fund	22.3	19.3	17.1
Spectrum Diversified Equity Fund	19.3	10.8	12.2
Spectrum Income Fund	24.1	22.8	13.3
Spectrum International Equity Fund	12.7	15.0	3.9
Total Equity Market Index Fund	4.7	6.5	8.6
U.S. Equity Research Fund	32.3	33.5	36.8
U.S. Large-Cap Core Fund	58.4	76.7	60.5
Value Fund	139.6	146.3	95.7

(a) Prior to commencement of operations.

(b) The increase in the fund’s portfolio turnover rate resulted from the most recently completed fiscal year being the first full fiscal year that the fund was in operation.

SECURITIES LENDING ACTIVITIES

JPMorgan Chase and State Street Corporation (the “Agents”) each serve as a custodian and securities lending agent for the Price Funds. As the securities lending agent, they each administer the funds’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Price Funds and each Agent.

Each Agent is responsible for making available to approved borrowers securities from each fund’s portfolio. Each Agent is also responsible for the administration and management of each fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required cash collateral is delivered by the borrower(s), arranging for the investment of cash collateral received from borrowers in accordance with the investment vehicle approved by each fund’s Board, and arranging for the return of loaned securities to the fund in accordance with the funds’ instruction or at loan termination. As compensation for their services, each Agent receives a portion of the amount earned by each fund for lending securities.

The following table sets forth, for each fund’s most recently completed fiscal year, the fund’s gross income received from securities lending activities, any fees and/or other compensation paid by the fund for securities lending activities, and the net income earned by the fund for securities lending activities. The funds do not pay cash collateral management fees, separate administrative fees, separate indemnification fees, or other fees not reflected in the following table. Net income from securities lending activities may differ from the amount reported in a fund’s annual report, which reflects estimated accruals.

Fiscal Year Ended 2/29/20		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
California Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
California Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Georgia Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Intermediate Tax-Free High Yield Fund	(a)	(a)	(a)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Maryland Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
Maryland Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
New Jersey Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
New York Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)
New York Tax-Free Money Fund	(a)	(a)	(a)	(a)	(a)
Tax-Efficient Equity Fund	$470,250	$12,604	$393,332	$405,936	$64,315
Tax-Exempt Money Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free High Yield Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free Income Fund	(a)	(a)	(a)	(a)	(a)
Tax-Free Short-Intermediate Fund	(a)	(a)	(a)	(a)	(a)
Transition Fund	(b)	(b)	(b)	(b)	(b)
Virginia Tax-Free Bond Fund	(a)	(a)	(a)	(a)	(a)

(a) This fund does not participate in securities lending.

(b) Prior to commencement of operations.

Fiscal Year Ended 5/31/20		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Corporate Income Fund	$192,917	$6,428	$140,402	$146,830	$46,087
Credit Opportunities Fund	0	0	0	0	0
Floating Rate Fund	0	0	0	0	0
Global Multi-Sector Bond Fund	502,469	27,502	280,278	307,780	194,689
GNMA Fund	0	0	0	0	0
Government Money Fund	(a)	(a)	(a)	(a)	(a)
Government Reserve Fund	(a)	(a)	(a)	(a)	(a)
High Yield Fund	0	0	0	0	0

Fiscal Year Ended 5/31/20		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Inflation Protected Bond Fund	156,612	8,038	91,884	99,922	56,689
Institutional Cash Reserves Fund	(a)	(a)	(a)	(a)	(a)
Institutional Floating Rate Fund	0	0	0	0	0
Institutional High Yield Fund	0	0	0	0	0
Institutional Long Duration Credit Fund	11,810	402	8,354	8,756	3,054
Limited Duration Inflation Focused Bond Fund	2,566,966	86,608	1,941,468	2,028,075	538,890
New Income Fund	10,975,489	266,536	8,914,029	9,180,565	1,794,924
Retirement 2005 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2010 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2015 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2020 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2025 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2030 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2035 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2040 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2045 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2050 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2055 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2060 Fund	(a)	(a)	(a)	(a)	(a)
Retirement 2065 Fund	(b)	(b)	(b)	(b)	(b)
Retirement Balanced Fund	(a)	(a)	(a)	(a)	(a)
Retirement I 2005 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2010 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2015 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2020 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2025 Fund—Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2030 Fund—Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2035 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2040 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2045 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2050 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2055 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2060 Fund—I Class	(a)	(a)	(a)	(a)	(a)
Retirement I 2065 Fund—I Class	(b)	(b)	(b)	(b)	(b)
Retirement Balanced I Fund—I Class	(a)	(a)	(a)	(a)	(a)
Spectrum Conservative Allocation Fund	99,004	6,859	47,658	54,517	44,487
Spectrum Moderate Allocation Fund	153,349	11,920	75,366	87,286	66,062

Fiscal Year Ended 5/31/20		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Spectrum Moderate Growth Allocation Fund	289,066	21,376	166,524	187,900	101,166
Short Duration Income Fund	(b)	(b)	(b)	(b)	(b)
Short-Term Fund	(a)	(a)	(a)	(a)	(a)
Short-Term Bond Fund	0	0	0	0	0
Target 2005 Fund	(a)	(a)	(a)	(a)	(a)
Target 2010 Fund	(a)	(a)	(a)	(a)	(a)
Target 2015 Fund	(a)	(a)	(a)	(a)	(a)
Target 2020 Fund	(a)	(a)	(a)	(a)	(a)
Target 2025 Fund	(a)	(a)	(a)	(a)	(a)
Target 2030 Fund	(a)	(a)	(a)	(a)	(a)
Target 2035 Fund	(a)	(a)	(a)	(a)	(a)
Target 2040 Fund	(a)	(a)	(a)	(a)	(a)
Target 2045 Fund	(a)	(a)	(a)	(a)	(a)
Target 2050 Fund	(a)	(a)	(a)	(a)	(a)
Target 2055 Fund	(a)	(a)	(a)	(a)	(a)
Target 2060 Fund	(a)	(a)	(a)	(a)	(a)
Target 2065 Fund	(b)	(b)	(b)	(b)	(b)
Total Return Fund	(a)	(a)	(a)	(a)	(a)
Treasury Reserve Fund	(a)	(a)	(a)	(a)	(a)
U.S. High Yield Fund	(a)	(a)	(a)	(a)	(a)
U.S. Limited Duration TIPS Index Fund	(b)	(b)	(b)	(b)	(b)
U.S. Treasury Intermediate Index Fund	0	0	0	0	0
U.S. Treasury Long-Term Index Fund	0	0	0	0	0
U.S. Treasury Money Fund	(a)	(a)	(a)	(a)	(a)
Ultra Short-Term Bond Fund	0	0	0	0	0

(a) This fund does not participate in securities lending.

(b) Prior to commencement of operations.

Fiscal Year Ended 10/31/19		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Africa & Middle East Fund	0	0	0	0	0
Asia Opportunities Fund	$37,417	$1,884	$24,858	$26,742	$10,675
Cash Reserves Fund	(a)	(a)	(a)	(a)	(a)
China Evolution Equity Fund	(b)	(b)	(b)	(b)	(b)
Emerging Europe Fund	12,329	555	8,628	9,183	3,147

Fiscal Year Ended 10/31/19		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Emerging Markets Discovery Stock Fund	0	0	0	0	0
Emerging Markets Stock Fund	640	77	125	202	437
European Stock Fund	69,378	7,723	17,891	25,614	43,764
Global Allocation Fund	109,724	10,774	37,988	48,761	60,963
Global Growth Stock Fund	534,835	18,154	413,787	431,941	102,894
Global Impact Equity Fund	(b)	(b)	(b)	(b)	(b)
Global Stock Fund	1,798,383	93,351	1,176,008	1,269,359	529,024
Global Value Equity Fund	6,777	221	5,291	5,512	1,264
Institutional Emerging Markets Equity Fund	296	31	88	119	176
Institutional International Disciplined Equity Fund	0	0	0	0	0
International Disciplined Equity Fund	0	0	0	0	0
International Discovery Fund	12,381,583	1,501,616	2,370,713	3,872,328	8,509,255
International Equity Index Fund	458,663	30,959	252,202	283,160	175,502
International Stock Fund	6,582,882	447,154	3,601,827	4,048,981	2,533,901
International Value Equity Fund	0	0	0	0	0
Japan Fund	1,239,050	141,925	292,847	434,773	804,277
Latin America Fund	66,941	3,013	46,879	49,892	17,049
Multi-Strategy Total Return Fund	38,531	2,472	23,984	26,456	12,075
New Asia Fund	1,307,095	141,012	364,392	505,404	801,691
Overseas Stock Fund	11,493,946	861,981	5,748,027	6,610,008	4,883,937
QM U.S. Bond Index Fund	845,743	14,211	765,959	780,171	65,573
Summit Municipal Income Fund	(a)	(a)	(a)	(a)	(a)
Summit Municipal Intermediate Fund	(a)	(a)	(a)	(a)	(a)

(a) This fund does not participate in securities lending.

(b) Prior to commencement of operations.

Fiscal Year Ended 12/31/19		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Balanced Fund	$709,586	$47,553	$396,330	$443,882	$265,703
Blue Chip Growth Fund	11,466,653	644,139	7,669,469	8,313,607	3,153,046
Capital Appreciation Fund	0	0	0	0	0
Communications & Technology Fund	4,076,458	303,866	2,077,892	2,381,758	1,694,700
Diversified Mid-Cap Growth Fund	2,415,150	71,451	1,994,162	2,065,613	349,537
Dividend Growth Fund	3,363,401	131,342	2,691,463	2,822,805	540,595

Fiscal Year Ended 12/31/19		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Dynamic Credit Fund	0	0	0	0	0
Dynamic Global Bond Fund	1,139,025	27,184	970,133	997,317	141,709
Emerging Markets Bond Fund	0	0	0	0	0
Emerging Markets Corporate Bond Fund	0	0	0	0	0
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund	0	0	0	0	0
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)
Equity Income Fund	0	0	0	0	0
Equity Index 500 Fund	6,759,488	235,622	5,398,597	5,634,220	1,125,268
Extended Equity Market Index Fund	3,126,538	155,548	2,165,899	2,321,447	805,091
Financial Services Fund	583,026	15,975	507,509	523,484	59,543
Global Consumer Fund	3,587	211	2,177	2,389	1,199
Global High Income Bond Fund	0	0	0	0	0
Global Industrials Fund	15,753	431	12,860	13,291	2,462
Global Real Estate Fund	0	0	0	0	0
Global Technology Fund	0	0	0	0	0
Growth & Income Fund	45,146	996	38,660	39,656	5,490
Growth Stock Fund	475,808	71,371	0	71,371	404,437
Health Sciences Fund	491,542	73,731	0	73,731	417,810
Institutional Emerging Markets Bond Fund	0	0	0	0	0
Institutional Large-Cap Core Growth Fund	1,111,692	44,909	861,125	906,034	205,658
Institutional Mid-Cap Equity Growth Fund	177,968	26,695	0	26,695	151,273
Institutional Small-Cap Stock Fund	0	0	0	0	0
International Bond Fund	250,015	9,152	188,997	198,149	51,866
International Bond Fund (USD Hedged)	831,450	28,503	641,417	669,920	161,530
Large-Cap Growth Fund	0	0	0	0	0
Large-Cap Value Fund	1,476,359	33,009	1,315,887	1,348,896	127,463
Mid-Cap Growth Fund	677,690	101,653	0	101,653	576,037
Mid-Cap Index Fund	15,800	590	12,260	12,851	2,950
Mid-Cap Value Fund	0	0	0	0	0
New America Growth Fund	315,299	45,267	13,519	58,786	256,514
New Era Fund	286,655	32,388	70,736	103,124	183,531
New Horizons Fund	0	0	0	0	0
QM Global Equity Fund	12,678	501	9,322	9,822	2,856
QM U.S. Small-Cap Growth Equity Fund	10,332,363	357,796	8,245,560	8,603,356	1,729,007

Fiscal Year Ended 12/31/19		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
QM U.S. Small & Mid-Cap Core Equity Fund	100,692	2,956	86,167	89,122	1,729,320
QM U.S. Value Equity Fund	292	10	245	255	37
Real Assets Fund	0	0	0	0	0
Real Estate Fund	0	0	0	0	0
Retirement Income 2020 Fund	(b)	(b)	(b)	(b)	(b)
Science & Technology Fund	3,252,593	237,060	1,909,023	2,146,083	1,106,510
Small-Cap Index Fund	22,872	1,249	14,680	15,929	6,944
Small-Cap Stock Fund	0	0	0	0	0
Small-Cap Value Fund	320,345	47,960	611	48,571	271,775
Spectrum Diversified Equity Fund	(b)	(b)	(b)	(b)	(b)
Spectrum Income Fund	(b)	(b)	(b)	(b)	(b)
Spectrum International Equity Fund	(b)	(b)	(b)	(b)	(b)
Total Equity Market Index Fund	1,056,138	39,469	816,017	855,486	200,652
U.S. Equity Research Fund	22,670	3,276	828	4,104	18,565
U.S. Large-Cap Core Fund	0	0	0	0	0
Value Fund	10,872,032	260,995	9,594,950	9,855,945	1,016,087

(a) Prior to commencement of operations.

(b) This fund does not participate in securities lending.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the Price Funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

Except for the Global Impact Equity Fund, each fund’s investment objective is considered a fundamental policy. For all funds other than the Global Impact Equity Fund, shareholder approval is required to change fund objectives. Shareholder approval is not required to change the investment objective of the Global Impact Equity Fund. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund’s operating policies are subject to change by the fund’s Board without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections titled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

All Funds

Unforeseen Market Events

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations, supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.

Cybersecurity Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, can cause disruptions and impact business operations, potentially resulting in financial losses, the inability of fund shareholders to transact, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which they invest or with which they do business.

Operational Risk

An investment in a Price Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign over-the-counter (“OTC”) markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may have lower overall liquidity, be more difficult to value, and be subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the U.S., and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. The imposition of fiscal and monetary controls by EMU countries can have a significant impact on Europe as a whole. In addition, such controls could prove unsustainable and lead to an abrupt and unexpected elimination of the policy, leading to significant volatility.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the eurozone, that use the euro as their currency. Although the eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the eurozone and dissolution of the euro. A breakup of the eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

British Exit From EU (“Brexit”) The United Kingdom left the European Union (the “EU”) (“Brexit”) on January 31, 2020 subject to a transitional period ending December 31, 2020. During the transitional period although the United Kingdom will no longer be a member state of the EU it will remain subject to EU law and regulations as if it were still a member state. The United Kingdom and the EU are to negotiate the terms of their future trading relationship during the transitional period. Accordingly the terms of such trading relationship remain uncertain. The outcome of such negotiations may give rise to significant uncertainties and instability in the financial markets as the United Kingdom negotiates the terms of its future relationship with the EU. There is also considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries to also withdraw from the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but also the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Emerging Europe, Middle East, and Africa The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, Eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. In addition, Eastern European markets are particularly sensitive to social, economic, political and currency events in Russia and may suffer heavy losses as a result of their trading and investment connections to the Russian economy and currency. Political risk for Russia remains high, and steps that Russia has recently taken and may take in the future to assert its geopolitical influence, as it did with Georgia in 2008 and Ukraine beginning in 2014, may increase the tensions in the region and affect economic growth. The U.S., the regulatory bodies of certain other countries, and the EU have instituted sanctions against certain Russian individuals and Russian entities in response to political and military actions undertaken by Russia. These sanctions can consist of prohibiting certain securities trades, certain private transactions in the energy sector, asset freezes, and prohibition of all business against a Russian individual or entity. Such sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, could result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further sanctions against Russia and any retaliatory action by the Russian government could result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, any of which would significantly impair the ability of the funds to buy, sell, or receive proceeds from those securities. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia could severely impact not only the performance of any funds that hold Russian securities or derivatives with exposure to Russian securities or currency, but also the economies of other European countries including those of Eastern Europe.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies that are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Investments in Saudi Arabia The funds generally expect to conduct their transactions in a manner in which they would not be limited by regulations to a single broker. However, there may be a limited number of brokers who can provide services to the fund in Saudi Arabia, which may have an adverse impact on the prices, quantity or timing of fund transactions.

The funds’ ability to invest in Saudi Arabian equity securities depends on the ability of T. Rowe Price as a Foreign Portfolio Manager, and the fund as a Qualified Foreign Investor (“QFI”), to obtain and maintain their respective authorizations from the Saudi Arabia Capital Market Authority (“CMA”). Even though the funds have obtained QFI approval, the funds do not have an exclusive investment quota and are subject to foreign investment limitations and other regulations imposed by the CMA on QFIs, as well as local market participants. Any change in the QFI system generally, including the possibility of T. Rowe Price or the funds losing their respective Foreign Portfolio Manager and QFI status, may adversely affect the funds.

The funds are required to use a trading account to buy and sell securities in Saudi Arabia. This trading account can be held directly with a broker, or held with a custodian, which is known as the Independent Custody Model (“ICM”). The ICM approach is generally regarded as preferable because securities are under the safe keeping and control of the custodian and would be recoverable in the event of the bankruptcy of the custodian. When a fund utilizes the ICM approach, it relies on a broker standing instruction letter to authorize the fund’s sub-custodian to move securities to a trading account for settlement, based on the details supplied by the broker. However, an authorized broker could potentially either fraudulently or erroneously sell a fund’s securities, although opportunities for a local broker to conduct fraudulent transactions are limited due to short trading hours (trading hours in Saudi Arabia are generally between 10 a.m. to 3 p.m.) In addition, the risk of fraudulent or erroneous transactions are further mitigated by a manual pre-matching process conducted by the custodian, which validates the fund’s settlement instructions with the local broker contract note and the transaction report from the depository. Similar risks also apply to using a direct broker trading account. When a fund utilizes a direct broker trading account, the account is set up in the fund’s name, and the assets are likely to be treated as ring-fenced and separated from any other accounts at the broker. However, if the broker defaults, there may be a delay to recovering the fund’s assets that are held in the broker account and legal proceedings may need to be initiated in order to do so.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. For example, recent political and social unrest in Venezuela has resulted in a massive disruption in the Venezuelan economy, including a deep recession and near hyperinflation. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies, and global demand for commodities. More specifically, the prices of oil and other commodities are in the midst of a period of high volatility driven, in part, by a continued slowdown in growth in China. If growth in China remains slow, or if global economic conditions worsen, Latin American countries may face significant economic difficulties.

Venezuela Investments in Venezuela may subject a fund to legal, regulatory, political, currency, security, expropriation and/or nationalization of assets and economic risk specific to Venezuela. Venezuela is extremely well endowed with natural resources and its economy is heavily dependent on export of natural resources to key trading partners. Any act of terrorism, an armed conflict or a breakdown of a key trading relationship that disrupts the production or export of natural resources will likely negatively affect the Venezuelan economy. The U.S. has imposed economic sanctions, which consist of asset freezes and sectoral sanctions, on certain Venezuelan individuals and Venezuelan corporate entities, and on the Venezuelan government. These sanctions, or the threat of further sanctions, may result in the decline of the value and liquidity of Venezuelan securities, a weakening of the bolivar or other adverse consequences to the Venezuelan economy. These sanctions impair the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Additional sanctions against Venezuela may in the future be imposed by the U.S. or other countries. These factors and others may significantly reduce the value of creditors’ claims against the Venezuelan government, state owned enterprises and private business in Venezuela. Enforcing these claims may also require protracted negotiation or litigation.

• Japan

The Japanese economy fell into a recession in the late 2000s due in part to the global economic crisis during that period. This economic recession was likely compounded by an unstable financials sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s government has recently implemented significant economic reform aimed at jump-starting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financials sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy, and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by overextension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets, and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the region and the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a fund invests. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

Investments in Chinese Securities

Certain funds may hold securities listed on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”). Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors (“China A Shares,” as described further below under “Risks Associated with Investing In China A Shares”), and B shares, which are allocated for both international and domestic investors (“China B Shares”). The funds’ exposure to China A shares is generally through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (each a “Stock Connect” and together the “Stock Connects”) or through T. Rowe Price’s Qualified Foreign Institutional Investor (“QFII”) Quota.

The Stock Connects and T. Rowe Price’s QFII Quota are described in more detail under “Risks Associated With Investing In China A Shares,” below. In addition to China A shares and China B shares, certain funds may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies incorporated in certain foreign jurisdictions, owned by national or local governments in China and deriving substantial revenues in China, but listed in Hong Kong), P Chips (which are companies incorporated in certain foreign jurisdictions, controlled by individuals in China and deriving substantial revenues in China, but listed in Hong Kong) and companies with a majority of revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

Some funds may invest in onshore China bonds via a QFII license awarded to T. Rowe Price or through a China Interbank Bond Market (“CIBM”) registration. CIBM is an over-the-counter (“OTC”) market outside the two main stock exchanges in the People’s Republic of China (“PRC”), Shanghai Stock Exchange and Shenzhen Stock Exchange, and was established in 1997. On CIBM, institutional investors (including domestic institutional investors but also QFIIs, Renminbi QFIIs as well as other offshore institutional investors, subject to authorization) trade certain debt instruments on a one-to-one quote-driven basis. CIBM accounts for a vast majority of outstanding bond values of total trading volume in the PRC. The main debt instruments traded on CIBM include government bonds, financial bonds, corporate bonds, bond repo, bond lending, and People’s Bank of China (“PBOC”) bills.

Investors should be aware that trading on CIBM exposes the applicable fund to increased risks. CIBM is still in its development stage, and the market capitalization and trading volume may be lower than those of more developed markets.

Market volatility and potential lack of liquidity due to low trading volume of certain debt securities may result in the prices of debt securities traded on such market to fluctuate significantly. Funds investing in such a market therefore may incur significant trading, settlement, and realization costs, and may face counterparty default, liquidity, and volatility risks, resulting in significant losses for the funds and their investors. Further, since a large portion of CIBM consists of Chinese state-owned entities, the policy priorities of the Chinese government, the strategic importance of the industry, and the strength of a company’s ties to the local, provincial, or central government may and will affect the pricing of such securities.

In addition to the risks of investing in securities of Chinese issuers described in each applicable fund’s prospectus, it is important to understand that significant portions of the Chinese securities markets may become rapidly illiquid, as the Chinese regulatory authorities and Chinese issuers have the ability to suspend the trading of equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The liquidity of a suspended security may be significantly impaired, and may be more difficult to value accurately. Illiquidity of a fund’s holdings may limit the ability of the fund to obtain cash to meet redemptions on a timely basis.

China A Share Market Risk Investments in China and more specifically, investments in securities of the Chinese domestic securities market listed and traded on China’s domestic stock exchanges (including China A Shares) are currently subject to certain additional risks. Purchase and ownership of China A Shares is generally restricted to Chinese investors and may only be accessible to foreign investors under certain regulatory frameworks as described herein. China A Shares may only be bought from, or sold to, a fund from time to time where the relevant China A Shares may be sold or purchased on the SSE or the SZSE, as appropriate. The existence of a liquid trading market for China A Shares may depend on whether there is supply of, and demand for, China A Shares. Investors should note that the SSE and SZSE on which China A Shares are traded (collectively, the “China A Shares Markets”) are undergoing development and the market capitalization of, and trading volumes on, those exchanges may be lower than those in more developed financial markets. Market volatility and settlement difficulties in the China A Shares Markets may result in significant fluctuation in the prices of the securities traded on such markets and thereby changes in the Net Asset Value of a fund. The China A Shares Markets are considered volatile and unstable (with the risk of suspension of a particular stock or government intervention).

China QFII Investment Risk Part of the assets of certain funds may be invested in China A Shares through the use of a Qualified Foreign Institutional Investor (“QFII”) license. Under the prevailing regulations in China, foreign investors can invest in China A Shares pursuant to the applicable QFII rules and regulations (“QFII Eligible Securities”) through institutions that have obtained QFII status in China. The funds themselves are not QFIIs, but may invest directly in QFII Eligible Securities via the QFII status of an entity having QFII status. T. Rowe Price has been granted QFII status and a QFII investment quota (the “QFII Quota”) through which a fund will be able to invest in QFII Eligible Securities. Some funds, such as the China Evolution Equity Fund, have a segregated account from which they are able to utilize T. Rowe Price’s existing and unused QFII quota.

A fund’s ability to make the relevant investment to fully implement or pursue its investment objective or strategy is subject to the applicable laws, rules and regulations (including restrictions on investments and repatriation of principal and profits) in China, which are subject to change and such change may have potential retrospective effect.

There are rules and restrictions under current QFII regulations including rules on remittance of principal, investment restrictions, lock-up periods, and repatriation of principal and profits. Due to Chinese legal restrictions on repatriation of assets, proceeds from sales of China A Shares cannot be immediately received by a fund. QFII restrictions on repatriations may apply to the QFII Quota granted to.

T. Rowe Price as the QFII as a whole and may not simply apply to investments made by a fund. The capacity of a fund to make investments in QFII Eligible Securities and the ability to repatriate funds may be thus adversely affected by the investments, performance and/or repatriation of funds invested by other client accounts or mutual funds managed by T. Rowe Price utilizing its QFII Quota or by T. Rowe Price itself.

The QFII status of T. Rowe Price could be revoked, in particular because of material violations of rules and regulations by T. Rowe Price. If T. Rowe Price loses its QFII status, the funds may not be able to invest directly in QFII Eligible Securities and may be required to dispose of their holdings, which would likely have a material adverse effect on the funds.

As the QFII, T. Rowe Price is responsible for ensuring that all transactions and dealings by a fund in China A Shares will comply with the fund’s investment policies as well as the relevant laws and regulations applicable to T. Rowe Price as QFII. If any conflicts of interest arise, T. Rowe Price will seek to ensure that each fund is managed in the best interests of the shareholders of that fund. The QFII Quota is granted to T. Rowe Price as a whole and not simply to investments made by a particular fund. There can be no assurance that the QFII will be able to allocate a sufficient portion of its QFII Quota to meet all desired investments by a fund in China A Shares, or that redemption requests can be processed in a timely manner due to adverse changes in relevant laws or regulations, including changes in QFII repatriation restrictions.

In extreme circumstances, a fund may incur significant loss if there is insufficient QFII Quota allocated for the fund to make investments, if the approval of T. Rowe Price as QFII is revoked/terminated or otherwise invalidated as the fund may be prohibited from trading of relevant securities and repatriating of the fund’s monies, or if any of the key operators or parties (including the QFII custodian/brokers) is bankrupt/in default and/or is disqualified from performing its obligations (including execution or settlement of any transaction or transfer of monies or securities).

Risks Associated with Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect A fund may invest and have direct access to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect and/or the Shenzhen-Hong Kong Stock Connect (each a “Stock Connect,” and together, the “Stock Connects”) upon approval by the relevant regulatory authority. The Shanghai-Hong Kong Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), SSE and China Securities Depository and Clearing Corporation Limited (“ChinaClear”). The Shenzhen-Hong Kong Stock Connect is a securities trading and clearing linked program developed by HKEx, SZSE and ChinaClear. The aim of each Stock Connect is to achieve mutual stock market access between mainland China and Hong Kong.

Under both Stock Connects, overseas investors (including the funds) may be allowed, subject to rules and regulations issued and amended from time to time, to trade certain China A Shares listed on either the SSE or SZSE through the relevant “Northbound Trading Link.” The list of eligible securities may be changed subject to the review and approval by the relevant Chinese regulators from time to time and the funds may invest in any security made available through the Stock Connects.

Hong Kong and overseas investors (including the funds) may only trade and settle SSE securities and SZSE securities in RMB.

Risks of investing through the Stock Connects include:

• Quota Limitations Risk Each of the Stock Connects is subject to a daily quota. If the daily quota is exceeded, further buy orders will be rejected. The daily quota is not particular to either the funds or T. Rowe Price; instead, it applies to all market participants generally. Thus, T. Rowe Price will not be able to control the use or availability of the quota. If T. Rowe Price is unable to purchase additional Stock Connect securities, it may affect T. Rowe Price’s ability to implement the funds’ respective investment strategies.

• Suspension Risk The SEHK, SZSE and SSE reserve the right to suspend trading if necessary for ensuring an orderly and fair market and managing risks prudently which could adversely affect the relevant funds’ ability to access the mainland China market.

• Differences in Trading Day The Stock Connects only operate on days when both the mainland China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. It is possible that there are occasions when it is a normal trading day for the mainland China market but Hong Kong and overseas investors (such as the funds) cannot carry out any China A Shares trading because it is not a day when the Hong Kong market is open for trading. The funds may be subject to the risk of price fluctuations in China A Shares during the time when the Stock Connects are not trading as a result.

• Extended Market Closings The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the fund’s ability to trade during those periods.

• Clearing and Settlement and Custody Risks The Hong Kong Securities Clearing Company Limited, a wholly-owned subsidiary of HKEx (“HKSCC”) and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of China’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the China Securities Regulatory Commission (“CSRC”). The chances of a default by ChinaClear are considered to be remote. Should the remote event of a ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC will in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the relevant fund(s) may suffer delay in the recovery process or may not be able to fully recover its losses from ChinaClear. The China A Shares traded through the Stock Connects are issued without stock certificates in scripless form, so investors such as the funds will not hold any physical China A Shares. Hong Kong and overseas investors, such as a fund, who have acquired SSE Securities and/or SZSE Securities through the Stock Connects, should maintain the SSE Securities and/or SZSE Securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.

• Operational Risk The Stock Connects are premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. It should be appreciated that the securities regimes and legal systems of the two markets differ significantly and market participants may need to address issues arising from the differences on an ongoing basis. There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. A fund’s ability to access the China A Shares Market (and hence to pursue its investment strategy) will be adversely affected.

• Recalling Risk and Trading Restrictions A stock may be recalled from the scope of eligible SSE Securities or SZSE Securities for trading via the Stock Connects for various reasons, and in such event the stock can only be sold but is restricted from being bought. T. Rowe Price’ ability to implement a fund’s investment strategies may be adversely affected.

• Nominee Arrangements in Holding China A Shares HKSCC is the “nominee holder” of the securities acquired by overseas investors (including the relevant funds) through the Stock Connects. The CSRC Stock Connect rules expressly provided that investors enjoy the rights and benefits of the securities acquired through the Stock Connects in accordance with applicable laws. However, how a beneficial owner of the relevant securities exercises and enforces its rights over such securities in the courts in China is yet to be tested. Even if the concept of beneficial ownership is recognized under Chinese law those securities may form part of the pool of assets of such nominee holder available for distribution to creditors of such nominee holder and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, a fund and the Depositary cannot ensure that the funds’ ownership of these securities or title thereto is assured in all circumstances. Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the SSE securities and/or SZSE securities in China or elsewhere. Therefore, although the relevant funds’ ownership may be ultimately recognized, that fund may suffer difficulties or delays in enforcing its rights in China. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, the Depositary and the fund will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the fund suffers losses resulting from the performance or insolvency of HKSCC.

• Investor Compensation Investments of a fund through Northbound trading under the Stock Connects will not be covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. Since default matters in Northbound trading via the Stock Connects do not involve products listed or traded in SEHK or Hong Kong Futures Exchange Limited, they will not be covered by the Investor Compensation fund. On the other hand, since a fund is carrying out Northbound trading through securities brokers in Hong Kong but not mainland Chinese brokers, therefore it is not protected by the China Securities Investor Protection Fund in China.

• Trading Costs In addition to paying trading fees and stamp duties in connection with trading China A Shares, a fund may be subject to other fees and taxes arising from stock transfers which are determined by the relevant authorities.

• Regulatory Risk Stock Connects are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in mainland China and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under the Stock Connects. The relevant rules and regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the rules and regulations are subject to change which may have potential retrospective effect. There can be no assurance that the Stock Connects will not be abolished. The relevant funds that may invest in mainland China markets through the Stock Connects may be adversely affected as a result of such changes.

• Risks Associated with the Small and Medium Enterprise Board and/or ChiNext Market Via Shenzhen-Hong Kong Stock Connect, the funds may access securities listed on the Small and Medium Enterprise (“SME”) board and the ChiNext market of the SZSE. Listed companies on the SME board and/or the ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the SZSE. Securities listed on the SME board and/or ChiNext may be overvalued and such exceptionally high valuation may not be sustainable. Stock price may be more susceptible to manipulation due to fewer circulating shares. It may be more common and faster for companies listed on the SME board and/or ChiNext to delist. This may have an adverse impact on the funds if the companies that they invest in are delisted. Also, the rules and regulations regarding companies listed on ChiNext market are less stringent in terms of profitability and share capital than those on the main board and SME board. Investments in the SME board and/or ChiNext market may result in significant losses for the funds and their investors.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, Government National Mortgage Association “GNMA” and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented, and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including GNMA securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market; the value of lower-rated debt securities in the funds’ portfolios; the funds’ net asset value; and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds that invest in lower-rated debt securities is more risky than investment in shares of funds that invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, a fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities that the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. Similar requirements may apply to bonds purchased with market discount. The funds must distribute substantially all of their income to their shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the credit rating and financial condition of the issuer. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater price volatility than municipal securities with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of municipal bonds and a decline in interest rates will generally increase the value of municipal bonds. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of municipal securities that they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals that would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal bond issuers could produce varying results among the states or even among municipal bond issuers within a state. The rights of the holders of municipal bond issues, and the enforceability of municipal bond issues (and their associated financing documents), may be subject to, among others: (1) bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors’ rights, in effect now or after the date of the issuance; (2) principles of equity; and (3) the exercise of judicial discretion. The U.S. Bankruptcy Code limits the filing for relief to municipalities that have been specifically authorized to do so under applicable state law, whereas bonds payable exclusively by private entities may be subject to the other provisions of the

United States Bankruptcy Code. Further, when a municipality experiences an adverse change in financial condition (including, but not limited to, bankruptcy), the municipality may elect not to repay obligations due to economic or political pressures or other external factors.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal and interest value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single insurer.

High Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high yield bonds may have lower overall liquidity than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Money Market Funds

The T. Rowe Price money market funds limit their purchases of portfolio holdings to those U.S. dollar-denominated securities that the funds’ Boards determine present minimal credit risk and that are eligible securities as defined in Rule 2a-7 under the 1940 Act.

Rule 2a-7 requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days and that have been determined by the money market funds’ Boards (or the funds’ investment adviser, if the Boards delegate such power to the investment adviser) to present minimal credit risks to the money market funds. Accordingly, each T. Rowe Price money market fund only purchases securities that present minimal credit risks in the opinion of T. Rowe Price, pursuant to guidelines approved by each fund’s Board. In making its minimal credit risks determinations, T. Rowe Price considers the capacity of each security’s issuer or guarantor to meet its financial obligations and, in doing so, considers, to the extent appropriate, the following factors, as required by Rule 2a-7: (1) the issuer’s or guarantor’s financial condition; (2) the issuer’s or guarantor’s sources of liquidity; (3) the issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (4) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends and the issuer’s or guarantor’s competitive position within its industry. In making determinations regarding minimal credit risks, T. Rowe Price may consider additional factors, including, for example, certain asset-specific factors. Pursuant to Rule 2a-7 and guidelines approved by the funds’ Boards, T. Rowe Price provides an ongoing review of the credit quality of each portfolio security to determine whether the security continues to present minimal credit risks. A security may need to be sold if its maturity or credit quality is not acceptable under Rule 2a-7.

A “government money market fund” is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities.

There can be no assurance that the funds will achieve their investment objectives or, in the case of retail or government money market funds, be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government, and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk, even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value.

Pursuant to Rule 2a-7, “retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the funds to accounts beneficially owned by natural persons. Funds designated “retail money market funds” have implemented policies and procedures designed to limit new investments to accounts beneficially owned by natural persons and have obtained assurances from financial intermediaries that they have developed adequate procedures to limit new investments in the fund to accounts beneficially owned by natural persons. The T. Rowe Price retail money market funds will involuntarily redeem investors who do not satisfy these eligibility requirements.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated With a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2020, the state of California’s general obligation debt was rated Aa2 by Moody’s Investors Service, Inc. (Moody’s), AA- by S&P Global Ratings (S&P), and AA by Fitch Ratings, Inc. (Fitch). All three rating agencies have assigned stable outlooks for their ratings.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from California income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and California income tax. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and health care. The state of California, and its local governments, agencies, and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are generally backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos Districts, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the state constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated With a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2020, the state of Georgia’s general obligation bonds were rated AAA by Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), and Fitch Ratings, Inc. (Fitch). Each rating agency has assigned a stable outlook for the state.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Georgia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Georgia income tax. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation highest annual debt service requirement cannot exceed 10% of the prior year’s state treasury receipts. The state also established “debt affordability” limits, which provide that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 7% of the prior year’s state treasury receipts.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated With a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2020, the state of Maryland’s general obligation debt was rated Aaa by Moody’s Investors Service, Inc. (Moody’s) and AAA by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch). All three agencies have assigned a stable outlook.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from Maryland income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Maryland income tax. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated With a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2020, the state of New Jersey’s general obligation debt was rated A3 by Moody’s Investors Service, Inc. (Moody’s), A- by S&P Global Ratings (S&P), and A by Fitch Ratings, Inc. (Fitch). S&P and Moody’s have a negative outlook for the state while Fitch maintains a stable outlook.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New Jersey income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New Jersey income tax. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated With a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2020, the state of New York’s general obligation debt was rated Aa1 by Moody’s Investors Service, Inc. (Moody’s), AA+ by S&P Global Ratings (S&P), and AA+ by Fitch Ratings, Inc. (Fitch). S&P has assigned a stable outlook. Moody’s and Fitch moved the outlook to negative following the COVID-19 outbreak in the state.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from New York income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New York income tax. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation, and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated With a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Debt As of May 1, 2020, the Commonwealth of Virginia’s general obligation debt was rated Aaa by Moody’s Investors Service, Inc. (Moody’s) and AAA by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch). All three agencies have stable outlooks on the ratings of the Commonwealth.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Virginia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Virginia income tax. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, health care, and industrial development. The commonwealth of Virginia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, pandemics, and a lack of consumer affordability.

All Tax-Free Funds

The regular income dividends shareholders receive from municipal bond funds are typically exempt from regular federal income taxes. The portion of these dividends representing interest on bonds issued by your state may also be exempt from your state and local income taxes (if any). However, any capital gain distributions from municipal bond funds may be taxable to shareholders. Since the income generated by most municipal securities is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond or municipal bond fund than on an otherwise similar (in quality, maturity, and duration) taxable bond or taxable bond fund.

Interest income from municipal securities is not always exempt from federal taxes. Since 1986, income from so-called “private activity” municipal bonds has generally been subject to the federal alternative minimum tax. For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds typically carry higher yields than regular municipal securities. Shareholders subject to the alternative minimum tax must include income derived from private activity bonds that are not exempt from the alternative minimum tax in their alternative minimum tax calculation. The portion of any fund income subject to the alternative minimum tax will be reported annually to shareholders.

Additionally, under highly unusual circumstances, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If a state-tax free fund were to hold such a bond, it might have to distribute taxable income or reclassify previously distributed tax-free income as taxable income.

Municipal bond funds are generally not appropriate investments for those investing through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, because the funds’ tax advantages are not applicable if investing through such an account.

Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which the state tax-free funds may invest are subject to change at any time.

Puerto Rico From time to time, the funds may invest in debt obligations of the Commonwealth of Puerto Rico and its public corporations, as well as debt obligations of other U.S. territories: some of these securities may be exempt from U.S. federal, state, and local income taxes. As of May 1, 2020, Puerto Rico’s general obligation debt was rated Ca with a negative outlook by Moody’s; RD by Fitch; in March 2018, S&P discontinued its ‘D’ rating for Puerto Rico general obligation debt. Each of these ratings reflects a downgrade of Puerto Rico’s general obligation debt further below investment grade or an altogether withdrawal of ratings. Certain related Puerto Rico issuers have been similarly downgraded.

The below investment-grade credit ratings are due in part to Puerto Rico’s default on its debt payments that began on August 1, 2015, as well as the deterioration of economic and fiscal conditions within the commonwealth, structural budget imbalances, impaired access to capital, diminished liquidity, underfunded pensions, and a high debt burden.

In June 2015, the commonwealth’s governor at the time, Alejandro García Padilla, indicated that Puerto Rico would be unable to continue servicing its debt -- a reversal of Puerto Rico’s previous position. This announcement was followed in September 2015 by the commonwealth’s Fiscal and Economic Growth Plan, which called into question the constitutional protection of Puerto Rico’s general obligation bonds and recommended negotiations with creditors to restructure the debt. In April 2016, Puerto Rico passed legislation that would allow the governor to declare a state of emergency that would stop payments on the island’s debts through early 2017. In response to these developments, in June 2016, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA), establishing a federally appointed Financial Oversight & Management Board (FOMB) to oversee the island’s financial operations and possible debt restructuring. Members of the FOMB were announced by the Obama administration in August 2016. Over the course of numerous meetings between the commonwealth’s then-governor, Ricardo Rosselló, and the FOMB, a financial plan emerged that provided only 23% bondholder recovery. When a PROMESA-allowed stay on litigation expired on May 1, 2017, the FOMB enacted Title III of PROMESA (quasi-bankruptcy), deeming Puerto Rico’s attempts to negotiate with bondholders unsuccessful. As a result of the challenging economic and fiscal environment facing the U.S. territory, certain securities issued by the Commonwealth of Puerto Rico and its agencies are currently considered below investment grade.

The credit ratings, along with any further downgrades, could weaken the demand for such securities, prevent those issuers from obtaining the financing they need, and limit their ability to pay interest and principal when due. Should the economic or fiscal conditions in Puerto Rico persist or worsen, the volatility, liquidity, credit quality, and performance of its municipal obligations could be severely affected. As such, a fund’s performance could be negatively, depending on its exposure to Puerto Rico’s municipal obligations.

Puerto Rico has suffered a series of devastating natural events. In September 2017, Hurricanes Irma and Maria crossed Puerto Rico, causing over $80 billion in damage; recovery has been prolonged and will continue to require considerable resources. On December 29, 2019, a series of seismic events struck; the largest, a 6.4 magnitude earthquake, occurred on January 7, 2020. Estimates for the cost of total damage is still being calculated, but currently stands in excess of $1 billion. On March 15, 2020, in response to the COVID-19 pandemic, Governor Wanda Vásquez Garced signed an executive order, closing businesses and enacting a curfew. On May 1, 2020, Governor Vásquez issued an amended executive order to reopen businesses under a phased program. Puerto Rico estimates the total direct economic damage for fiscal year 2020 and fiscal year 2021 to total $6.6 billion. These ongoing challenges and any future additional or unanticipated events could negatively impact a fund’s performance, depending on its exposure to Puerto Rico’s municipal obligations.

Puerto Rico is party to significant, material, and ongoing litigation. This could impact their ability to pay interest and principal when due. Ongoing and any future additional or unanticipated litigation could negatively impact a fund’s performance, depending on its exposure to Puerto Rico’s municipal obligations.

Debt As of February 1, 2017, the outstanding debt of Puerto Rico totaled $74 billion, which is large relative to the size of its economy. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations, or guarantee; public corporations such as highways, water and sewer, and electric power and municipalities.

Guaranteed direct obligations of the commonwealth that are supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues, by the commonwealth’s appropriations, or taxes.

Although different measures suggest that Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies that are independent entities in the mainland United States. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt with the rate of growth of its gross national product (GNP), which as of 2018 was $68 billion.

Economy Puerto Rico’s economy, as measured by GNP, continues to decline. Government officials estimate that the economy shrank 20.8% between 2006 and 2019. Puerto Rico estimates that GNP will decrease 3.6% in fiscal year 2020 and 7.8% in fiscal year 2021, primarily due to COVID-19. As of December 2019, unemployment was 8.4%, 2.4 times higher than the national average.

Manufacturing, particularly pharmaceuticals, is important to the local economy in Puerto Rico. Manufacturing accounted for approximately 47% of GNP in 2018, and 8% of nonfarm payroll employment. Services is another significant component of the local economy and represented 14% of GNP and 39% of employment in 2018.

For many years, mainland U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States federal corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. Following the phase-outs, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market; however, employment in this sector is trending downward as some individual plants have closed or have become automated.

Financial Puerto Rico has yet to release its fiscal year 2017 audited financial statements; as such, the following financial information is based on audited fiscal year 2016 financial figures. Puerto Rico’s general fund revenues, on a budgetary basis, were $9.0 billion in fiscal year 2016. In an effort to balance the budget, then-governor Alejandro García Padilla and his administration implemented various fiscal measures, including substantial expense restructuring and tax reform. Puerto Rico’s financial disclosure practices continue to be very weak.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or nonparticipating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while nonparticipating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than nonconvertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Federal Agricultural Mortgage Corporation (“FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. GNMA, FNMA, FHLMC, and FAMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS), which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (“Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the American Housing Act of 1949, or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended. FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA certificates as 30-year securities that prepay in full in the 12th year. FNMA and FHLMC certificates may have differing prepayment characteristics.

Fixed rate mortgage-backed securities bear a stated “coupon rate” that represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium to or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions that are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages that back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole-loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve, such as floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-class Pass-Through Securities Unlike CMOs, U.S. government agency multi-class pass-through securities, which include FNMA guaranteed real estate mortgage investment conduit pass-through certificates and FHLMC multi-class mortgage participation certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on multi-class residential mortgage securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on multi-class residential mortgage securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities (“IOs”) receive the interest portion of the cash flow while principal-only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped mortgage-backed securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared with interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

• ARMs ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund forgoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

In addition, recently finalized (but not yet implemented) rules of FINRA (with a future implementation date of March 25, 2021) include mandatory margin requirements that require the funds to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the funds and impose added operational complexity.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest-growing sectors of the U.S. fixed income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types, including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, as long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a AAA rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment grade. Many ABS transactions are structured to include payout events/performance triggers, which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class, and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision, and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple-class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first-lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first-lien mortgage loan, additional financing that is subordinate to that first-lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk Regarding Mortgage Rates

The pass-through rates on the adjustable rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and Reinvestment Could Be Adversely Affected by Unpredictability of Prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors that influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower-yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder, and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most credit card-backed securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events, which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets that pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Collateralized Bond or Loan Obligations

Collateralized bond obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or pools of asset-backed securities. Collateralized loan obligations (“CLOs”) are bonds collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high yield bonds or loans, with heavy credit enhancement.

Term Asset-Backed Securities Loan Facility

Certain funds that may purchase securitized assets also have direct and/or indirect exposure to the Term Asset-Backed Securities Loan Facility (“TALF”) provided by the Federal Reserve Bank of New York (“FRBNY”). TALF provides eligible borrowers with non-recourse funding secured by eligible ABS, CMBS and CLOs owned by the borrower or acquired with the proceeds from the loans. “TALF-eligible securities” include certain ABS, CMBS and CLOs as determined by the FRBNY and may change from time to time. TALF loans are considered non-recourse because if the fund does not repay the principal and interest on the loans the FRBNY may generally enforce its rights only against the pledged collateral and not against other assets of the fund.

Under TALF, a fund is able to borrow from the FRBNY to purchase TALF-eligible securities by pledging such securities as collateral for the loan, paying an up-front haircut amount that usually ranges from 5-22% of the value of the TALF-eligible securities that serve as collateral, an administrative fee, and margin, if applicable, to the FRBNY. Each TALF loan will have a three-year maturity.

The FRBNY receives interest and principal payments on the collateral, which are applied to repayment of the TALF loan, and any amounts remaining are paid to the fund. The fund remains responsible for any principal loss on a TALF-eligible security purchased by the fund. However, if the fund determines that the principal loss is in an amount equal to or greater than the fund’s haircut for the related TALF loan, the fund may choose to exercise its rights under TALF and surrender such TALF-eligible security back to the FRBNY in complete satisfaction of the fund’s obligations under the related TALF loan. Thus, a fund should not be at risk, except in very limited circumstances, for losses in excess of its haircut.

Borrowing money from the FRBNY under the TALF may involve leverage because a fund will reinvest the proceeds from the TALF loan in other assets. Borrowings may amplify the effect on the fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, because the TALF loans are non-recourse and the fund may surrender collateral pledged at any time in full satisfaction of its obligation, some of the risks of leverage are minimized.

While not anticipated, if the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, the fund may be required to pay such additional amounts from its other portfolio assets which could cause the fund to sell other holdings at times when it might not otherwise choose to do so. The fund may, however, surrender the collateral and terminate the TALF loan.

Certain funds obtain indirect exposure to TALF by investing in a T. Rowe Price-managed pooled vehicle that focuses its investments in TALF loans by participating directly in TALF (“TALF Fund”). There will be no additional management fees charged to the investing funds as a result of their investments in the TALF Fund, although the investing funds will bear their proportionate share of the pooled vehicle’s operating expenses. Each fund may not invest more than 5% of its total assets in the TALF Fund or more than 10% of its total assets in the TALF Fund, any other investment vehicle relying on section 3(c)(1) or 3(c)(7) of the 1940 Act, and direct investments in TALF Loans.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation protected bonds typically have lower yields than conventional fixed rate bonds. Municipal inflation bonds generally have a fixed principal amount, and the inflation component is reflected in the nominal coupon.

Inflation protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank that has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries, which are referred to as loans to developing countries debt (“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or that have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

The Investment Managers will generally choose not to receive material nonpublic information about the issuers of loans who also issue publicly traded securities that a Price Fund owns or may want to own. As a result, the Investment Managers may have less information than other investors about certain of the loans in which they invest or seek to invest on behalf of the Price Funds or other client accounts. In some circumstances, the Investment Managers may receive material nonpublic information about an issuer as a result of a Price Fund’s ownership of a loan involving that issuer. In these situations, a fund may be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so due to prohibitions on trading in securities of issuers while in possession of material nonpublic information. Unlike registered securities, such as most stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less protection against fraud and other improper practices than investors in registered securities because investors in loans (such as the funds) may not be entitled to rely on the protections of the federal securities laws.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-kind (“PIK”) instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. Similar requirements may apply to bonds purchased with market discount. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less efficient trading market with lower overall liquidity, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks, which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims, and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization, which may include the distribution of new securities. The liquidity of these securities may be tied to the liquidity of the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that gains from trade claims would not be treated as gains from the sale of securities for federal income tax purposes. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent such securities are determined to be illiquid, they will be subject to the funds’ limit on illiquid investments. There have also been certain legal challenges to the use of lease revenue bonds in various states.

A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may have lower overall liquidity than other municipal bonds.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the IRS, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. With some limited exceptions, interest on tax-exempt private activity bonds is generally subject to the alternative minimum tax (AMT).

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: In the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third-party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third-party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the IRS has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

•  Securities with “Puts” Some longer-term municipal bonds give the investor the right to “put,” or sell, the security at par (face value) within a specified number of days following the investor’s request. This feature enhances a security’s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to its principal amount. Termination of a put feature prior to its exercise could result in the forced holding of the longer-term security, which could experience substantially more price volatility and become illiquid.

• Variable and Floating Rate Certificates Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security, and may sometimes be created by dividing underlying tax-exempt fixed rate bonds into separate components. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Some variable or floating rate securities are structured with liquidity features such as put options or tender options, as well as auction rate features, remarketing provisions, or other maturity-shortening devices. The Internal Revenue Service has not issued a definitive ruling on the tax-exempt nature of certain floating rate certificates. However, the fund will only invest in securities with a structure that nationally recognized bond counsel has concluded allows for the pass through of tax-exempt interest to investors.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the retail or government money market funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but they tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities that are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described previously, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-

term maturities but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced a decision to transition away from LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on a fund, or on certain instruments in which a fund invests, are not known. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issued securities, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, will be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values; risks related to local or general economic conditions, particularly lack of demand; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; obsolescence; losses due to natural disasters; condemnation of properties; regulatory limitations on rents and fluctuations in rental income; variations in market rental rates; and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions, which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations, which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification, so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his or her proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITs may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Partnerships

The funds may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unitholders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (for example, real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be fewer legal protections afforded to investors in a partnership than to investors in a corporation. At times, partnerships may potentially offer relatively high yields compared with common stocks. Because partnerships are generally treated as “pass through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unitholders (except in the case of some publicly traded partnerships that may be taxed as corporations).

Restricted Securities

Certain restricted securities may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in current market conditions in seven calendar days or less without the sale significantly changing the market value of the security. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards.

Notwithstanding the above, the funds may purchase securities that, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (Other Than the Money Market Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities, and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief, which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company, and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other Price Funds invest include high yield bonds, floating rate loans, inflation-linked securities, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Hedge Funds Investments in unregistered hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as mutual funds and other registered investment companies, and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows that limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and such funds often engage in leveraging, short-selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional mutual funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions.

For the various reasons cited above, investments in a hedge fund are generally considered illiquid by an investing fund. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

Money Market Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities that, at the time of investment, have remaining maturities of 397 calendar days or less or adjustable rate government securities that may have maturities longer than 397 calendar days but have interest rate resets within 397 calendar days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

Eligible Money Market Securities Defined

Under Rule 2a-7, money market funds are required to invest only in eligible securities, as defined in Rule 2a-7. An eligible security is a security that (i) is issued by a registered investment company that is a money market fund, (ii) is a government security, and/or (iii) has a remaining maturity of 397 calendar days or less and has been determined by the fund’s Board (or its delegate) to present minimal credit risks to the fund. The credit risk determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. In doing so, the analysis must include, to the extent appropriate, consideration of:

(a) the security’s issuer’s or guarantor’s financial condition;

(b) the security’s issuer’s or guarantor’s sources of liquidity;

(c) the security’s issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

(d) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends, and the issuer’s or guarantor’s competitive position within its industry.

The credit risk analysis may include additional factors that may be relevant in evaluating certain specific asset types, as described in Rule 2a-7.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment programs. In the future, a fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with the fund’s investment objectives and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.

A derivative is a financial instrument that has a value based on—or “derived from”—the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, and swaps, derivatives are entered into or traded on the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges, securities exchanges, or both. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

The funds may use derivatives for a variety of purposes and may use them to establish both long and short positions within the portfolio. Potential uses include, but are not limited to, the following: adjusting duration; managing or establishing exposure to interest rates, cash market securities, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund and maintaining liquidity while remaining invested in the market. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to their exposure to a particular issuer, country, or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Each fund may use derivatives for hedging and risk management purposes. Hedging is a strategy in which a derivative is used to offset or mitigate risks associated with other fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements.

There can be no assurance that a fund’s hedging strategies will be effective. No fund is required to engage in hedging transactions. While derivatives may be used to help offset the risks of other positions and exposures within the portfolio, some funds may also use derivatives for speculative purposes, such as seeking to achieve gains or enhance returns, rather than offsetting the risk of other positions. When a fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes require payments in addition to the derivative’s original cost.

From time to time, a single order to purchase or sell derivatives (for example, a futures contract or option thereon) may be made on behalf of a fund and other Price Funds and allocated by the manager across the various funds. Such aggregated orders would be allocated among the fund and the other Price Funds in a manner that is consistent with the allocation policy for the funds, which seeks to make such allocations in a fair and nondiscriminatory manner over time.

Risk Factors in Derivatives

Derivatives can be volatile, have lower overall liquidity and involve a higher risk of loss than other investment instruments and involve significant risks, including:

• Correlation Risk Changes in the value of a derivative will not match the changes in the value of its reference asset or the portfolio holdings that are being hedged or of the particular market or security to which the fund seeks exposure.

• Counterparty Risks Certain OTC derivatives are subject to counterparty risk, whereas the risk of default for exchange-traded derivatives is assumed by the exchange’s clearinghouse and its member firms. Counterparty risk is the risk that a party to an OTC derivative contract may fail to perform or be legally unable to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, the failure of the counterparty to make required payments or comply with the terms of the contract and other reasons affecting the counterparty, such as changes in law and imposition of currency controls. In the event of insolvency of the counterparty, a fund may be unable to liquidate, settle or transfer a derivatives position. Because derivatives traded in OTC markets are not guaranteed by an exchange or, in most cases, a clearing corporation, and may not, in some cases, require the counterparty to post margin to the fund to secure its obligations (although margin will generally be required), to the extent that a fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Price Funds attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the fund with a third-party guaranty or other credit enhancement or margin that is held at the custodian for the Price Funds (or at the futures commodity merchant for futures contracts).

• Credit Event Risks The counterparty in a derivative transaction may be unable to honor its financial obligation to a fund, or the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

• Currency Risks For certain types of currency-related derivatives, changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment and could cause losses on the investment.

• Hedging Risks A fund’s hedging techniques may not result in the anticipated results. When using derivatives for hedging and risk management purposes, losses on other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the fund or if the cost of the derivative outweighs the benefit of the hedge. There is also a risk of loss by a fund of margin deposits or collateral posted by the fund to the counterparty in the event of bankruptcy of a counterparty with whom the fund has an open position. There can be no assurance that a fund’s hedging strategies will be effective.

• Leverage Risks Certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) involve the risk that relatively small market movements may result in large changes in the value of an investment. Certain derivatives and trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

• Illiquidity Risk Derivative positions may be (or become) difficult or impossible to exit at the time that the fund would like or at a price that the fund believes the derivative is currently worth.

• Index Risk If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a fund could receive lower interest payments or experience a reduction in the value of the derivative below the level that the fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Valuation Risk Derivatives that are not traded on an exchange may not have a widely agreed upon valuation. In addition, some derivatives may be customized for the fund and may include complex features and, thus, without comparable instruments to compare for pricing purposes, they may be difficult to value.

Options

Options are a type of potentially high-risk derivative. The funds may buy or sell listed options on securities, futures, swaps, and commodities, also known as exchange-traded options, as well as buy from or sell options to counterparties, including dealers, which are known as OTC options.

Writing Call Options A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time prior to the expiration date (American style). Options may be settled physically, meaning that the writer or seller must deliver the referenced securities, currency or commodities to the buyer in exchange for the exercise price, or options may be cash settled, which means that the writer or seller must deliver to the buyer cash equal to the difference between the referenced price level of the security, currency or commodity and the exercise price. The funds are authorized to write covered call options on the securities or instruments in which they may invest. A covered call option is an option in which a fund, in return for a premium, gives another party a right to buy specified instruments owned by the fund at (or by) a specified future date and price set at the time of the contract. The principal reason for writing covered call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized by only owning the underlying asset. By writing covered call options, a fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a fund’s ability to sell the underlying security will be limited while the option is in effect unless the fund enters into a closing purchase transaction or the option is cash settled. A closing purchase transaction cancels out a fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Unlike owning securities, currencies or other commodities that are not subject to an option, the funds have no control over when they may be required to sell the underlying securities, currencies or commodities, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option a fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, currency or commodity during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A fund is also permitted to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the fund provided that at the time the call is written, the fund covers the call with an equivalent dollar value of deliverable securities or liquid assets. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each transaction, a fund will determine daily an amount of cash, liquid assets, or other suitable cover (such as owning an offsetting derivative position) as permitted by the SEC, equal to the market value of the options contract (less any related margin deposits) to cover the position. Such segregation will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation will not limit the fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a fund that can act as a partial hedge.

Uncovered calls have speculative characteristics and the potential for loss by the writer of the option is unlimited. When an uncovered call is exercised, a fund must purchase the underlying security or currency to meet its call obligation. There is also a risk, especially with respect to call options written on preferred and debt securities with lower overall liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a fund will lose the difference.

Index options are option contracts in which the underlying value is based on the value of a particular securities index. As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

The premium received represents the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

Writing Put Options A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security, currency, or index at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer (i.e., the fund) continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the fund to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

Each fund has authority to write put options on the types of securities or instruments that may be held by the fund. A fund will receive a premium for writing a put option, which increases the fund’s return.

A fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund’s portfolios at a price lower than the current market price of the security or currency. In such circumstances, the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, because the fund does not own the specific securities or currencies which it may be required to purchase in exercise of the put, it cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds are also authorized to write (i.e., sell) uncovered put options on instruments in which they may invest but the fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such a transaction, a fund will segregate unencumbered liquid assets with a value at least equal to the fund’s exposure, on a marked-to-market basis (as calculated pursuant to requirements of the SEC). Such segregation will ensure that a fund has assets available to satisfy its obligations with respect to the transaction. Such segregation will not limit the fund’s exposure to loss.

The premium received by the funds for writing put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds when seeking to purchase a large block of securities or currencies that would be difficult to acquire by direct market purchases. So long as a fund holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds may engage in transactions involving dealer (OTC) options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options could have less or no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until a fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counterparty, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The funds may consider OTC options to be liquid holdings; however, any OTC options that cannot be unwound, reassigned, or sold within 7 days may be considered to be illiquid. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Special Risks Associated with Options There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures Contracts

The funds may enter into futures contracts involving indexes, interest rates, commodities, currencies, and other reference assets (“futures” or “futures contracts”). Futures contracts are a type of potentially high-risk derivative. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures may involve substantial leverage risk.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used as an alternative to futures contracts, futures contracts are effective and relatively low cost.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

The funds may invest in futures on indexes, such as stock and bond indexes. For example, a stock index assigns relative values to the common stocks included in the index and the index value fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is required when settling the futures obligation and no monetary amount is paid or received by a fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, a fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the fund. Any gain or loss is then realized by the fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction.

With respect to a futures contract that is settled with an exchange of cash payments, a fund will cover (and mark-to-market on a daily basis) with liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the variation margin of the futures contract. When entering into a futures contract that does not settle in cash (a physically settled futures contract), a fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the fund may cover its position in a long future by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the fund. A position in a short future may be covered by purchasing a call option on the same futures contract with a strike price no higher than the futures contract. For asset segregation purposes, physically settled futures contracts (and written options on such contracts) will be treated like cash settled futures contracts when a fund has entered into a contractual arrangement with a futures commission merchant or other counterparty to off-set the fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

Special Risks of Transactions in Futures The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the risk of loss in the event of bankruptcy of its futures commission merchant.

In addition, the funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow-customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

Options on Futures

Options on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of the NYSE, normally at 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Investments in options on futures contracts involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, they may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

Swap Agreements

The funds may enter into swap agreements with respect to securities, futures, currencies, indices, commodities and other instruments.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard bilateral swap transaction, two parties agree on the terms to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined index, currency or other investment. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a notional amount, i.e., the dollar amount invested at a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a particular security or basket of securities representing a particular index.

The funds may enter into swap agreements on either a bilateral basis or cleared basis. In bilateral swap transactions, all aspects of an agreed trade are dealt with directly between the transacting parties and set forth in the agreements between the parties. Each party takes on the risk, known as counterparty risk, that the other party may default at some time during the life of the contract. Collateral for bilateral agreements is exchanged but subject to negotiations between the counterparties. With centralized clearing, the original buyer and seller of a contract are no longer counterparties to each other. The central clearinghouse becomes the buyer to every seller and the seller to every buyer. These trades require daily settlements of margin to act as collateral to mitigate counterparty risk.

For centrally cleared swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable; however, for bilateral OTC swaps, the funds will maintain sufficient liquid assets to meet the swaps confirmed settlement method (i.e., physical settlement or cash settlement). For cash settled swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable. For long physically settled swap positions, the funds will generally maintain sufficient liquid assets to cover future payment obligations; however, for short physically settled contracts, the funds will maintain sufficient liquid assets to cover the notional amount. For example; when trading credit default swaps, a fund will maintain sufficient coverage for the full notional amount of the credit default swap when it sells credit default swap protection; however, when buying credit default swap protection, the fund will maintain sufficient liquid assets to satisfy its aggregate future payment obligations. The fund may net swap positions for purposes of asset coverage if the long and short positions have the same expiration date, reference obligation, and counterparty. The fund will net its obligations using notional amounts and will cover the net position with sufficient liquid assets.

The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

Special Risks of Swaps The use of swap agreements by the funds entails certain risks. Whether a swap agreement will be successful will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or other investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

A fund will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swaption, it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Swap agreements also bear the risk that a fund will not be able to meet it payment obligations to the counterparty. However, the funds will segregate liquid assets (as required by the SEC) in an amount equal to or greater than the market value of the fund’s liabilities under the swap agreement or the amount it would cost the fund initially to make an equivalent direct investment plus or minus any amount the fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the fund’s abilities to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Interest Rate Swaps, Caps and Floors In order to hedge the value of a fund’s portfolio against interest rate fluctuations or to enhance a fund’s income, a fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a fund may also invest in interest rate swaps to enhance income or to increase the fund’s yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). In an interest rate swap, a fund may exchange with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a fund holds a mortgage-backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a fund to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the fund from a reduction in yield due to falling interest rates and may permit the fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payment streams). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained pursuant to SEC and SEC staff positions.

If the interest rate swap transaction is entered into on other than a net basis, the full amount of a fund’s obligations will be accrued on a daily basis, and the full amount of the fund’s obligations will be maintained pursuant to SEC and SEC staff positions.

Typically the parties with which a fund will enter into interest rate transactions will be broker-dealers and other financial institutions. Certain classes of interest rate swaps are required to be cleared by Derivatives Clearing Organizations registered with the CFTC.

If there is a default by the counterparty to such a transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors, however, have lower overall liquidity than swaps. Certain federal income tax requirements may limit a fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments Certain funds may enter into credit default swap agreements and similar agreements, and may also buy other credit-linked derivatives. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a fund.

A fund may be either the buyer or seller in a credit default swap transaction. If a fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. There may also be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the fund. When a fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Total Return Swap Agreements Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund thereunder. Swap agreements also bear the risk that the fund will not be able to meet its obligation to the counterparty. Generally, the fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained pursuant to SEC and SEC staff positions. If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations will be accrued on a daily basis, and the full amount of the fund’s obligations will be segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Currency Derivatives

Currency derivatives are a type of potentially high-risk derivative. The funds may use currency derivatives for a variety of purposes, such as, but not limited to, settling trades in a foreign currency, attempting to protect a fund’s holdings from unfavorable changes in currency exchange rates, and various currency hedging techniques (for example, gaining exposure to a currency expected to appreciate in value versus other currencies).

Foreign Exchange Transactions A fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a fund, sold by a fund but not yet delivered, or committed or anticipated to be purchased by a fund. As an illustration, a fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Straddles of the type that may be used by a fund are considered to constitute hedging transactions. Certain funds have a fundamental investment restriction that restricts currency option strategies.

Forward Foreign Exchange Transactions Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain funds, to seek to enhance returns. A fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the fund has received or anticipates receiving a dividend or distribution. A fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the fund is denominated or by purchasing a currency in which the fund anticipates acquiring a portfolio position in the near future. A fund may also hedge portfolio positions through other types of currency derivatives. A fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaged in proxy hedging. A fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold both Canadian government bonds and Japanese government bonds, and T. Rowe Price may believe that Canadian dollars will deteriorate against Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the fund to declines in the value of the Japanese yen relative to the US dollar. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and illiquidity risk. A fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”).

Some of the forward foreign currency contracts entered into by the funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures A fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options A fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

Currency Swaps In order to protect against currency fluctuations, a fund may enter into currency swaps. A fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the fund’s shares, the net asset value of the fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the fund’s hedging strategies will be ineffective. To the extent that a fund hedges against anticipated currency movements that do not occur, the fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell.

Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the fund of any profit potential or force the fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the fund.

It may not be possible for a fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Rights and Warrants

Rights and warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Rights and warrants differ from call options in that they are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Regulation of and Limitations on Derivatives

In accordance with the 1940 Act and various SEC and SEC staff interpretive positions, the fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a derivative agreement contractually requires a fund to settle in cash, the fund will determine its daily obligation to the counterparty and will maintain sufficient liquid assets to cover that obligation. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

The CFTC’s rules limit the ability of a mutual fund to use commodity futures and options contracts, CFTC-regulated swaps and certain other derivatives (“CFTC Derivatives”) if its investment adviser does not register with the CFTC as a commodity pool operator (“CPO”) with respect to the fund. The Price Funds (except the Dynamic Credit and Multi-Strategy Total Return Funds) (the “Exempt Price Funds”) currently intend to normally execute their investment programs within the limits and exclusions prescribed by the CFTC’s rules by limiting their direct investments in CFTC Derivatives to the extent necessary for T. Rowe Price and its affiliates to claim exclusion from regulation as a CPO with respect to the Exempt Price Funds under CFTC Rule 4.5, as amended. To comply with the exclusion in accordance with Rule 4.5, each Exempt Price Fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests: (1) the aggregate initial margin deposits and premium required to establish positions in CFTC Derivatives do not exceed 5% of the liquidation value of such fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation; or (2) the aggregate net notional value of such fund’s positions in CFTC Derivatives does not exceed 100% of the liquidation value of such Exempt Price Fund’s portfolio, after taking into account unrealized profits and unrealized losses on such positions.

T. Rowe Price is currently registered with the CFTC as a CPO and a commodity trading advisor (“CTA”). While T. Rowe Price is registered as a CPO with respect to the Dynamic Credit Fund, it relies on Rule 4.12(c)(3) with respect to such fund, which provides "harmonization" relief with respect to certain CFTC recordkeeping, reporting and disclosure requirements. T. Rowe Price International is also registered with the CFTC as a CTA. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions. While T. Rowe Price continues to rely on the Rule 4.5 exclusion with respect to all other Price Funds, this may change in the future in the event one of the Price Funds engages in transactions that make Rule 4.5 no longer available for such fund. Compliance with additional CFTC regulatory requirements may increase the applicable fund’s expenses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act, swap dealers are required to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by regulators that began to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a fund’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.

Federal Tax Treatment of Certain Derivatives

The funds may enter into certain derivative contracts, such as options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Section 1256 contracts include regulated futures contracts and certain broad-based index options traded on a qualified board or exchange, but generally exclude swaps. Gains or losses from a Section 1256 contract (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though the funds may not have closed the transaction and received cash to pay such distributions.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, swaps or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement. The funds may also enter into swaps referencing commodities, commodity indices, or commodity exchange traded funds. The income or gains from such commodity swaps may not be qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date. The funds may also enter into short sales of securities directly or through the use of options. Any gains or losses from short sales are typically treated as short-term capital gains or losses, as the case may be. As a result, a fund’s ordinary dividends subject to ordinary income tax rates may be increased or decreased by such gains or losses.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

PORTFOLIO MANAGEMENT PRACTICES

Environmental, Social and Governance Factors

The Price Advisers integrate environmental, social and governance (ESG) factors into their investment research processes for certain funds, with a focus on the ESG factors considered most likely to have a material impact on the performance of the holdings in a fund’s portfolio. The funds’ analysts and portfolio managers have primary responsibility for integrating ESG considerations into investment decisions and are supported by a team of dedicated in-house ESG specialists. The ESG specialists have developed a proprietary research tool to establish a comprehensive process for evaluating ESG factors across investments, including a model that systematically and proactively screens and evaluates the responsible investing profile of a company using multiple data sets from internal sources, company reports, and select third party providers. The evaluation of ESG factors is highly dependent on the country, industry, company, and management of the investment being analyzed. As a result, the particular factors considered with each investment in the research process will vary, but may include the following:

• Long-term environmental considerations, such as regulation and the availability and costs of raw materials, water, energy;

• A company’s incentive structure and how closely aligned it is with stated corporate strategy;

• Supply chain risks, work stoppages, and labor controversies;

• The quality and diversity of a company’s Board;

• The current and potential regulatory environment, particularly with respect to highly regulated industries or controversial situations;

• The relative quality of a company’s disclosures, its degree of focus on investors’ interests, and its philosophy regarding stakeholder communications and engagement.

ESG considerations are embedded through various stages of the Price Advisers’ investment processes and across the Price Advisers’ research platforms, and senior management is responsible for overall oversight of ESG integration.

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment programs. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money market fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program, and the agent receives a reasonable fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds are parties to an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex to help the funds meet short-term redemptions and liquidity needs. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

In addition, to help certain funds meet short-term redemptions and liquidity needs, the Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, and Institutional Floating Rate Fund have entered into a committed line of credit facility administered by JPMorgan Chase Bank, N.A. (“JPMorgan”), with JPMorgan, BNY Mellon, Bank of America, Wells Fargo, Citibank, Goldman Sachs, Morgan Stanley, State Street Bank and Trust Company, Barclays Bank, Credit Suisse, HSBC Bank, and Royal Bank of Canada as lenders pursuant to which the funds may borrow up to $800 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to a borrowing fund at a rate per annum equal to the federal funds rate (plus applicable margin) where the federal funds rate for any day equals the greatest of (a) the Eurodollar rate for a one-month interest period commencing two business days after such day, (b) the federal funds effective rate effective on such day, and (c) the overnight bank funding rate in effect on such day; provided, however, that notwithstanding the rate calculated in accordance with the foregoing, at no time shall the Federal Funds Rate be less than 0% per annum. A commitment fee, equal to 0.15% per annum of the average daily undrawn commitment, is allocated to the participating funds based on each fund’s relative net assets. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) that the funds’ investment guidelines would allow them to purchase directly; (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement; and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing their rights. To the extent required by the 1940 Act, the funds will only enter into repurchase agreements that are fully collateralized, as defined by the 1940 Act.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the T. Rowe Price Government Reserve Fund and the T. Rowe Price Treasury Reserve Fund. In addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Fund and the T. Rowe Price Short-Term Fund. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bond funds may be created in the future.

The Government Reserve Fund and Treasury Reserve Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The Short-Term Government Fund and Short-Term Fund are short-term bond funds and are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. The Treasury Reserve Fund and Government Reserve Fund operate as government money market funds in accordance with Rule 2a-7.

The Government Reserve Fund, Short-Term Fund, Short-Term Government Fund, and Treasury Reserve Fund (“TRP Reserve Money Funds”) provide an efficient means of managing the cash reserves of the Price Funds. While none of the TRP Reserve Money Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Money Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Money Funds to the extent consistent with their investment objectives and programs.

None of the funds are insured or guaranteed by the FDIC or any other government agency. Although the Government Reserve Fund and Treasury Reserve Fund seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Short Sales

Credit Opportunities, Dynamic Credit, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds

While most Price Funds are permitted to take short positions through various types of derivatives, these funds are also permitted to enter into short sales involving individual securities. Short sales are transactions in which the funds sell a security they do not already own, typically in anticipation of a decline in the market value of that security. Short sales are typically executed through a prime broker or in the absence of a primer broker relationship with the use of a repurchase agreement. In order to complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A fund secures its obligation to replace borrowed securities by also depositing collateral with the broker, usually in cash, U.S. government securities, or other liquid securities similar to those borrowed.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other liquid securities as permitted by the SEC, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract that is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds

For these funds, no securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

Liquidity Risk Management Rule

Rule 22e-4 under the 1940 Act requires, among other things, open-end mutual funds (other than money market funds), such as the Price Funds, to adopt a liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Such funds are also required to provide additional disclosures about a fund’s redemptions and liquidity risk. As required by the rule, the Price Funds implemented a liquidity risk management program (the “Liquidity Program”), pursuant to which each investment has been classified as “highly liquid,” “moderately liquid,” “less liquid,” or “illiquid” investment. The Board of each fund, including a majority of the independent directors, has appointed T. Rowe Price as the administrator of the Liquidity Program.

INVESTMENT RESTRICTIONS

Each Price Fund’s fundamental and operating policies are included below, although each Price Fund’s investments may be subject to further restrictions and operating policies described in its prospectus. Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All Funds Except Dynamic Credit, Multi-Strategy Total Return, and Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law. In addition, the Target Date Funds may not, in any manner, transfer as collateral for indebtedness any securities owned by the fund except in connection with permissible borrowings, which in no event will exceed 33⅓% of the fund’s total assets valued at market;

(b) Borrowing (Dynamic Credit and Multi-Strategy Total Return Funds) Borrow money, except that the funds may (i) borrow from other Price Funds for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing or the creation or increase of leverage, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

(c) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. In addition, the funds may not, in any manner, transfer as collateral for indebtedness any securities owned by the fund except in connection with permissible borrowings, which in no event will exceed 30% of the fund’s total assets valued at market;

(2) (a) Commodities (All Funds Except Money Market Funds, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, Short-Term, and Short-Term Government Funds) Purchase or sell commodities, except to the extent permitted by applicable law;

(b) Commodities (Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock Funds) Purchase or sell physical commodities, except that the funds may enter into futures and options contracts thereon;

(c) Commodities (Money Market Funds, Short-Term, and Short-Term Government Funds) Purchase or sell commodities;

(3) (a) Industry Concentration (All Funds Except Cash Reserves, Emerging Europe, Equity Index 500, Extended Equity Market Index, Financial Services, Global Real Estate, Government Money, Health Sciences, Institutional Cash Reserves, International Equity Index, Mid-Cap Index, QM U.S. Bond Index, Real Estate, TRP Reserve Money, Small-Cap Index, Spectrum, Target Date, and Total Equity Market Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

(b) Industry Concentration (Emerging Europe, Financial Services, Global Real Estate, Health Sciences, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Emerging Europe Fund may purchase the securities of any issuer if, as a result, no more than 35% of the fund’s net assets would be invested in any industry that accounts for more than 20% of the emerging European market as a whole, as measured by an index determined by T. Rowe Price to be an appropriate measure of the emerging European market (as defined in the fund’s prospectus); (ii) the Health Sciences Fund will invest more than 25% of its net assets in the health sciences industry as defined in the fund’s prospectus; (iii) the Financial Services Fund will invest more than 25% of its net assets in the financial services industry as defined in the fund’s prospectus; and (iv) the Global Real Estate and Real Estate Funds will invest more than 25% of their net assets in the real estate industry as defined in the funds’ prospectuses;

(c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, QM U.S. Bond Index, Small-Cap Index, and Total Equity Market Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s net assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its net assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

(d) Industry Concentration (Cash Reserves, Government Money, Institutional Cash Reserves, and TRP Reserve Money Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

(e) Industry Concentration (Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

(f) Industry Concentration (Funds-of-Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

(4) (a) Loans (All Funds Except Spectrum and Target Date Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

(b) Loans (Spectrum and Target Date Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(5) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(6) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(7) (a) Percent Limit on Assets Invested in Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, China Evolution Equity, Communications & Technology, Dynamic Credit, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Local Currency Bond, Equity Index 500, Extended Equity Market Index, Financial Services, Georgia Tax-Free Bond, Global Consumer, Global Industrials, Global Real Estate, Global Technology, Health Sciences, Institutional Emerging Markets Bond, Institutional International Disciplined Equity, International Bond, International Bond Fund (USD Hedged), International Disciplined Equity, International Equity Index, Large-Cap Growth, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Mid-Cap Index Fund, Multi-Strategy, Small-Cap Index, Total Equity Market Index, Total Return, Transition, New Asia, New Era,

New Jersey Tax-Free Bond, New York Tax-Free Bond, Real Estate, Science & Technology, and Virginia Tax-Free Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio and Emerging Markets Local Multi-Sector Account Portfolio) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

(b) Percent Limit on Assets Invested in Any One Issuer (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index and Total Equity Market Index Funds) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies. However, the funds will exceed these limits to the extent necessary to replicate the index that each fund uses as its benchmark as set forth in its prospectus;

(8) (a) Percent Limit on Share Ownership of Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, China Evolution Equity, Communications & Technology, Dynamic Credit, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Local Currency Bond, Equity Index 500, Extended Equity Market Index, Small-Cap Index, Financial Services, Georgia Tax-Free Bond, Global Consumer, Global Industrials, Global Real Estate, Global Technology, Health Sciences, Institutional Emerging Markets Bond, Institutional International Disciplined Equity, International Bond, International Bond Fund (USD Hedged), International Disciplined Equity, International Equity Index, Large-Cap Growth, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Mid-Cap Index, Multi-Strategy Total Return, New Asia, New Era, New Jersey Tax-Free Bond, New York Tax-Free Bond, Real Estate, Science & Technology, Small-Cap Index, Total Equity Market Index, Transition, and Virginia Tax-Free Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio and Emerging Markets Local Multi-Sector Account Portfolio) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies);

(b) Percent Limit on Assets Invested in Any One Issuer (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index and Total Equity Market Index Funds) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies). However, the funds will exceed these limits to the extent necessary to replicate the index that each fund uses as its benchmark as set forth in its prospectus;

(9) (a) Real Estate (All Funds Except Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(b) Real Estate (Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein);

(10) (a) Senior Securities (All Funds Except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

(b) Senior Securities (Spectrum Funds) Issue senior securities;

(11) Short Sales (Spectrum Funds) Effect short sales of securities;

(12) Taxable Securities (State Tax-Free and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income could be derived from securities subject to the AMT;

(13) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs;

(14) U.S. Treasury Securities (U.S. Treasury Money Fund) Invest less than 80% of its net assets in U.S. Treasury securities and repurchase agreements thereon.

NOTES

 The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

 Money Market Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

With respect to investment restriction (1)(b), when borrowing from other Price Funds, the Multi-Strategy Total Return Fund may only (i) engage in derivatives transactions that involve unwinding or closing out existing derivatives contracts or (ii) enter into new derivatives contracts that serve as a full or partial offset of one or more existing derivatives contracts.

 With respect to investment restriction (3)(d), each of the Government Money, Government Reserve, and Treasury Reserve Funds invests its assets in the manner necessary to qualify as a “government money market fund” under Rule 2a-7 under the 1940 Act. Accordingly, each of the Government Money, Government Reserve, and Treasury Reserve Funds will not invest more than 25% of its net assets in the securities of the banking industry, including, but not limited to, certificates of deposit and banker’s acceptances, for as long as each fund intends to qualify as a “government money market fund.”

 Multi-Strategy Total Return Fund With respect to investment restriction 3(a), to the extent the fund invests in other Price Funds, the fund will look-through to any underlying Price Fund’s investments for purposes of determining the fund’s concentration in any particular industry. To the extent the fund invests in investment companies that are not Price Funds, the fund will consider those funds’ investments for purposes of determining the fund’s concentration in any industry as follows: if an unaffiliated fund that has a name suggesting it focuses its investments in a particular industry and a disclosed policy to invest at least 80% of its assets in that industry, or if the fund has a disclosed fundamental policy to concentrate its investments in a particular industry, the Multi-Strategy Total Return Fund will deem its investment in that fund to be invested in that industry (provided this approach is deemed by the Multi-Strategy Total Return Fund to be consistent with guidance from the SEC or its staff).

 All Funds Except Money Market Funds, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, Short-Term, and Short-Term Government Funds With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments, but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

 Institutional Mid-Cap Equity Growth and Institutional Small-Cap Stock Funds With respect to investment restriction (2), the funds do not consider currency contracts to be commodities.

 All Funds Except Spectrum and Target Date Funds For purposes of investment restriction (3):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. With respect to the tax-free funds, each fund has adopted an operating policy requiring investments in industrial development bonds supported principally by the assets or revenues of non-governmental users related to the same industry (such as solid waste, nuclear utility, or airlines) to be limited to 25% of the fund’s total assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation.

• With respect to the industry classifications, each fund will define industries according to any one or more widely recognized third-party providers and/or as defined by the investment adviser. The policy also will be interpreted to give broad authority to each fund as to how to classify issuers within or among industries.

 All Funds Except QM U.S. Bond Index and Summit Income Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All Funds For purposes of investment restrictions (7) and (8), the funds will treat bonds that are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Market Funds For purposes of investment restrictions (7) and (8), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restrictions (1) and (10), under the 1940 Act, open-end investment companies (such as the Price Funds) can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the investment company must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement. Any borrowings by a Price Fund from a bank and transactions by a Price Fund that may be considered to result in the issuance of a senior security will comply with the requirements of the 1940 Act, including any interpretations of the 1940 Act by the SEC or the SEC staff. In addition, any transactions involving reverse repurchase agreements will be covered in accordance with the 1940 Act and applicable SEC guidance. Any borrowings from other Price Funds will comply with the terms and conditions of the Price Funds’ interfund lending exemptive order.

 For purposes of investment restriction (12), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) (a) Borrowing (All Funds Except Global Allocation Fund) Purchase additional securities when money borrowed exceeds 5% of its total assets (exposure to borrowings under TALF are not included in this 5% limit);

(b) Borrowing (All Funds Except Global Allocation and Multi-Strategy Total Return Funds) Transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33⅓% of its total assets;

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) (a) Equity Securities (State Tax-Free and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Market Funds) may invest up to 10% of total assets in equity securities that pay tax-exempt dividends and that are otherwise consistent with the funds’ investment objectives and, further provided, that Money Market Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(b) Equity Securities (International Bond (USD Hedged) Fund) Invest in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 5% of the fund’s total assets would be invested in such instruments. Under normal conditions, the fund does not expect to directly purchase common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

(4) Forward Currency Contracts (RDFs and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) Illiquid Investment Acquire an illiquid investment if, immediately after the acquisition, the fund would have invested more than 15% of its net assets (10% of its net assets for Spectrum Funds and 5% of its total assets for Money Market Funds) in such investments;

(6) (a) Investment Companies (All Funds Except Spectrum, Target Date, and TRP Reserve Money Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds (ii) securities of other Price Funds (iii) in the case of the Money Market Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(b) Investment Companies (TRP Reserve Money Funds) Invest in, or purchase shares of, any registered open-end investment companies or registered unit investment trusts.

(7) Margin (All Funds Except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(8) Mortgaging (All Funds Except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(9) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(10) (a) Short Sales (All Funds Except Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds) Effect short sales of securities;

(b) Short Sales (Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds) Effect short sales of securities, unless the total market value of all securities sold short do not exceed 2% of the fund’s net assets (any short positions established through derivatives are not subject to this limit);

(11) Warrants (All Funds Except Dynamic Credit and Multi-Strategy Total Return Funds) Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants;

(12) Commodities (Real Assets Fund) Purchase or sell physical commodities, although the fund reserves the right to do so in the future;

(13) (a) Asset- and Mortgage-Backed Securities (Investment-Grade Corporate Multi-Sector Account Portfolio) Invest in asset-backed securities (other than mortgage-backed securities) if, as a result, more than 5% of the fund’s total assets would be invested in asset-backed securities. The fund will not invest in mortgage-backed securities;

(b) Asset- and Mortgage-Backed Securities (Multi-Strategy Total Return Fund) Invest in asset-backed securities (other than mortgage-backed securities) if, as a result, more than 20% of the fund’s net assets would be invested in asset-backed securities. The fund’s investment in asset-backed and mortgage-backed securities rated below investments-grade are limited to 10% of its net assets;

(c) Asset- and Mortgage-Backed Securities (Dynamic Global Bond, Global Multi-Sector Bond, and GNMA Funds) Invest in asset-backed securities (other than mortgage-backed securities) if, as a result, more than 20% of the fund’s total assets would be invested in asset-backed securities;

(d) Asset- and Mortgage-Backed Securities (High Yield and Institutional High Yield Funds) Invest in mortgage- and asset-backed securities and other securitized instruments if, as a result, more than 10% of the fund’s net assets would be in mortgage- and asset-backed securities and other securitized instruments;

(e) Asset- and Mortgage-Backed Securities (Floating Rate and Institutional Floating Rate Funds; and Floating Rate Multi-Sector Account Portfolio) Invest in mortgage- and asset-backed securities and other securitized instruments if, as a result, more than 5% of the fund’s total assets would be invested in such instruments;

(f) Asset- and Mortgage-Backed Securities (Institutional Long Duration Credit Funds) Invest in mortgage- and asset-backed securities if, as a result, more than 5% of the fund’s total assets would be invested in mortgage- and asset-backed securities;

(g) Asset- and Mortgage-Backed Securities (U.S. High Yield Fund) Invest in mortgage- and asset-backed securities if, as a result, more than 10% of the fund’s total assets would be invested in mortgage- and asset-backed securities;

(h) Mortgage-Backed Securities (Balanced Fund) Invest in mortgage-backed securities if, as a result, more than 20% of its total assets would be investing in mortgage-backed securities, including up to 10% in stripped mortgage securities;

(i) Commercial Mortgage-Backed Securities (Global Multi-Sector Bond Fund) Invest in commercial mortgage-backed securities if, as a result, more than 20% of its nets assets would be invested in commercial mortgage-backed securities;

(j) Mortgage-Backed Securities (Multi-Strategy Total Return and Dynamic Global Bond Funds) Invest in non-agency issued mortgage-backed securities if, as a result, more than 25% of the fund’s net assets would be invested in such instruments;

(k) Mortgage-Backed Securities (Total Return Fund) Invest in privately issued mortgage-backed securities if, as a result, more than 25% of the fund’s total assets would be invested in such instruments;

(l) Mortgage-Backed Securities (Global Multi-Sector Bond Fund) Invest in mortgage-backed securities (other than commercial mortgage-backed securities) if, as a result, more than 40% of its net assets would be invested in such instruments;

(m) Stripped Mortgage Securities (Dynamic Global Bond, Global Allocation, Inflation Protected, Short-Term, and Ultra Short-Term Bond Funds; and Mortgage-Backed Securities Multi-Sector Account Portfolio) Invest in stripped mortgage securities if, as a result, more than 10% of its total assets would be invested in such instruments;

(n) Stripped Mortgage Securities (Global Multi-Sector Bond, GNMA, New Income, Spectrum II, U.S. Treasury Intermediate Index, and U.S. Treasury Long-Term Index Funds) Invest in stripped mortgage securities if, as a result, more than 10% of its nets assets would be invested in such instruments;

(14) (a) Bank Loans (Spectrum II Funds) Invest in bank loans if, as a result, more than 10% of its total assets would be invested in bank loans, including loan participations and assignments;

(b) Bank Loans (Dynamic Global Bond Fund) Invest in bank loans if, as a result, more than 20% of the fund’s net assets would be invested in bank loans, including loan participations and assignments;

(c) Loan Participation and Assignments (Emerging Markets Bond, Emerging Markets Local Currency Bond, and Institutional Emerging Markets Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio) Invest in loan participations and assignments if, as a result, more than 20% of the fund’s total assets would be invested in such instruments;

(d) Loan Participations and Assignments (Balanced, Emerging Market Corporate Bond, Global Allocation, International Bond, and International Bond (USD Hedged) Funds) Invest in loan participations and assignments if, as a result, more than 10% of the fund’s total assets would be invested in such instruments;

(e) Loan Participations and Assignments (International Bond (USD Hedged) Fund) Invest in loan participations and assignments if, as a result, more than 5% of the fund’s total assets would be invested in such instruments;

(15) (a) Fixed Income Senior Securities (Balanced Fund) Invest less than 25% of its total assets in fixed income senior securities, which are securities that rank above equity securities of the same issuer in the event of the issuer’s bankruptcy or liquidation. Fixed income senior securities may include investments in money market securities and shares of other fixed income and money market mutual funds;

(b) Fixed and Floating Rate Securities (Global Industrials Fund) Invest in debt instruments and loans if, as a result, more than 15% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(c) Debt Instruments and Loans (Global Consumer Fund) Invest in debt instruments and loans if, as a result, more than 10% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(16) (a) Below Investment-Grade Instruments (Blue Chip Growth, Communications & Technology, Global Growth Stock, Global Stock, Global Technology, Global Value Equity, Institutional International Disciplined Equity, International Disciplined Equity, Mid-Cap Value, and Small-Cap Value Funds) Invest in noninvestment-grade debt instruments, which could include “junk” bonds and loans, if, as a result, more than 5% of the fund’s total assets would be invested in such instruments. The fund’s investment in convertible securities are not subject to this limit;

(b) Below Investment-Grade Instruments (Balanced, Dividend Growth, Equity Income, Global Real Estate, Growth & Income, Institutional Large-Cap Core Growth, Institutional Small-Cap Stock, Large-Cap Value, New Era, New Horizons, Real Assets, Real Estate, Small-Cap Stock, U.S. Equity Research, U.S. Large-Cap Core, and Value Funds) Invest in noninvestment-grade debt instruments, which could include “junk” bonds and loans, if, as a result, more than 10% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(c) Below Investment-Grade Debt Instruments (Spectrum Conservative Allocation Fund) Invest in noninvestment-grade debt instruments, which could include “junk” bonds and loans, if, as a result, more than 25% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(d) Below Investment-Grade Debt Instruments (Africa & Middle East, Emerging Europe, Emerging Markets Discovery Stock, Emerging Markets Stock, International Discovery, Institutional Emerging Markets Equity, Latin America, and New Asia, Funds) Invest in below investment-grade bonds, if, as a result, more than 10% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(e) Below Investment-Grade Debt Instruments (Spectrum Moderate Allocation Fund) Invest in below investment-grade debt instruments, which could include “junk” bonds and loans, if, as a result, more than 20% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(f) Below Investment-Grade Debt Instruments (Spectrum Moderate Growth Allocation Fund) Invest in noninvestment-grade debt instruments, which could include “junk” bonds and loans, if, as a result, more than 15% of the fund’s total assets would be invested in such instruments. The fund’s investments in convertible securities are not subject to this limit;

(g) Below Investment-Grade Instruments (Tax-Free Short-Intermediate Fund) Invest in below investment-grade securities, if, as a result, more than 5% of the fund’s total assets would be invested in such instruments;

(17) Defaulted Bonds (Intermediate Tax-Free High Yield and Tax-Free High Yield Funds) Invest in bonds in default if, as a result, more than 10% of the fund’s total assets would be invested in such instruments;

(18) (a) Equity Securities (Global Multi-Sector Bond, Inflation Protected Bond, International Bond, International Bond (USD Hedged), and Total Return Funds; and Floating Rate, Emerging Markets Corporate, Emerging Markets Local, and Investment-Grade Corporate Multi-Sector Account Portfolios) Under normal conditions, directly purchase common stocks; however, the funds may occasionally hold shares of common stock that were received through a reorganization, restructuring, exercise, exchange, conversion, or similar action. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions;

(b) Equity Securities (Emerging Markets Bond, Emerging Markets Local Currency Bond, and Institutional Emerging Markets Bond Funds) Invest in various types of equity securities and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 10% of the fund’s total assets would be invested in such securities. However, the fund will not directly purchase common stock if it already holds more than 5% of its total assets in common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action that cause the fund to hold more than 5% of its total assets in common stocks will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions;

(c) Equity Securities (Floating Rate, High Yield, Institutional High Yield, Institutional Floating Rate, and U.S. High Yield Funds) Invest in equity securities, including common and preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 20% of the fund’s net assets would be invested in such securities;

(d) Equity Securities (Dynamic Global Bond Fund) Invest in stocks, warrants, and other equity securities if, as a result, more than 5% of the fund’s total assets would be invested in such securities. Convertible securities are not subject to this limit;

(e) Equity Securities (Global High Income) Invest in stocks, warrants, and other equity securities if, as a result, more than 5% of the fund’s total assets would be invested in such securities. Investments in convertible securities and contingent capital securities are not subject to this limit;

(19) (a) Convertible Securities and Warrants (Inflation Protected Bond Fund and High Yield Multi-Sector Account Portfolio) Invest in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 20% of the fund’s total assets would be invested in such securities;

(b) Convertible Securities and Warrants (New Income Fund) Invest in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 20% of the fund’s net assets would be invested in such securities;

(c) Convertible Securities and Warrants (Institutional Long Duration Credit Fund and Floating Rate Multi-Sector Account Portfolio) Invest in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 10% of the fund’s total assets would be invested in such securities;

(d) Convertible Securities and Warrants (International Bond and International Bond (USD Hedged) Funds; and Investment-Grade Corporate Multi-Sector Account Portfolio) Invest in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 5% of the fund’s total assets would be invested in such securities;

(e) Convertible Securities and Warrants (Total Return Fund) Invest in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities if, as a result, more than 5% of the fund’s net assets would be invested in such securities;

(20) (a) Currency Derivatives (Floating Rate, High Yield, Inflation Protected Bond, Institutional Floating Rate, Institutional High Yield, Limited Duration Inflation Focused Bond, and U.S. High Yield Funds; and Floating Rate and High Yield Multi-Sector Account Portfolios) Commit more than 20% of its total assets to any combination of currency derivatives;

(b) Currency Derivatives (New Income and Total Return Funds) Commit more than 20% of its net assets to any combination of currency derivatives;

(c) Currency Derivatives (Credit Opportunities Fund) Commit more than 50% of its total assets to any combination of currency derivatives;

(d) Currency Derivatives (Balanced, Corporate Income, Institutional Long Duration Credit, Spectrum II, and Short-Term Bond Funds; and Mortgage-Backed Securities Multi-Sector Account Portfolio) Commit more than 10% of its total assets to any combination of currency derivatives;

(21) (a) Participation Notes (Asia Opportunities, China Evolution Equities, Emerging Europe, Emerging Markets Stock, Emerging Markets Discovery Stock, European Stock, Global Allocation, Global Growth Stock, Global Stock, Global Value Equity, Institutional International Disciplined Equity, International Disciplined Equity, International Discovery, Institutional Emerging Markets Equity, International Value Equity, International Stock, Japan, Latin America, New Asia, Overseas Stock, and Real Assets Funds) Invest in participation notes (“P-Notes”) if, as a result, more than 20% of the fund’s total assets would be invested in such instruments;

(b) Participation Notes (QM Global Equity Fund) Invest in P-Notes if, as a result, more than 10% of the fund’s total assets would be invested in such instruments;

(22) Residual Interest Securities (California Tax-Free Bond, Georgia Tax-Free Bond, Intermediate Tax-Free High Yield, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, New Jersey Tax-Free Bond, New York Tax-Free Bond,

Tax-Free High Yield, Tax-Free Income, Tax-Free Short-Intermediate, Summit Municipal Intermediate, and Virginia Tax-Free Bond Funds) Invest in residual securities if, as a result, more than 10% of the fund’s total assets would be invested in such instruments;

(23) Structured Notes (Real Assets Fund) Invest in structured notes if, as a result, more than 10% of the fund’s total assets would be invested in such instruments;

(24) (a) Trade Claims (Floating Rate, Global High Income Bond, High Yield, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds) Invest in trade claims if, as a result, more than 5% of the fund’s total assets would be invested in such instruments;

(b) Trade Claims (Credit Opportunities Fund) Invest in trade claims if, as a result, more than 10% of the fund’s net assets would be invested in such instruments;

(25) Single Issuer (Short-Term Government and Short-Term Funds) Invest more than 5% of its total assets in the securities of any single issuer (other than U.S. government securities or repurchase agreements collateralized by cash or U.S. government securities);

(26) Zero Coupon and Pay-in-Kind Bonds (Global Allocation and Spectrum II Funds) Invest more than 10% of its total assets in zero coupon and pay-in-kind bonds;

(27) (a) Non-U.S. Dollar Denominated Securities (Investment-Grade Corporate Multi-Sector Account Portfolio) Invest in non-U.S. dollar-denominated debt securities;

(b) Non-U.S. Dollar Denominated Securities (Short-Term Bond Fund and Mortgage-Backed Securities Multi-Sector Account Portfolio) Invest in non-U.S. dollar-denominated foreign debt instruments if, as a result, more than 10% of the fund’s total assets (excluding reserves) would be invested in such instruments;

(28) (a) Foreign Securities (Dividend Growth, Diversified Mid-Cap Growth, Equity Income, Institutional Mid-Cap Equity Growth, Large-Cap Value, Mid-Cap Growth, Real Estate, Tax-Efficient Equity, and Value Funds) Invest in foreign securities if, as a result, more than 25% of the fund’s total assets would be invested in such instruments;

(b) Foreign Securities (Health Sciences Fund) Invest in foreign securities if, as a result, more than 35% of the fund’s total assets would be invested in such instruments;

(c) Foreign Securities (Blue Chip Growth, Mid-Cap Value, Small-Cap Value, and U.S. Equity Research Funds) Invest in foreign securities if, as a result, more than 20% of the fund’s total assets would be invested in such instruments;

(d) Foreign Securities (Growth & Income, Institutional Large-Cap Core Growth, Large-Cap Growth, and U.S. Large-Cap Core Funds) Invest in foreign securities if, as a result, more than 10% of the fund’s total assets would be invested in such instruments;

(e) Foreign Securities (Financial Services, Growth Stock, and Science & Technology Funds) Invest in foreign securities if, as a result, more than 30% of the fund’s total assets would be invested in such instruments;

(f) Foreign Securities (Institutional Small-Cap Stock, New America Growth, New Horizons, and Small-Cap Stock Funds) Invest in foreign securities if, as a result, more than 15% of the fund’s total assets would be invested in such instruments;

(g) Foreign Securities (Balanced Fund) Invest in foreign securities if, as a result, more than 35% of the fund’s total assets would be invested in such instruments, provided that the bond portion of the fund may be invested without limitation in U.S. dollar-denominated bonds issued by foreign companies;

(h) Foreign Securities (Spectrum II Funds) Invest in foreign securities if, as a result, more than 40% of the fund’s total assets would be invested in such instruments, provided that the bond portion of the fund may be invested without limitation in U.S. dollar-denominated bonds issued by foreign companies;

(29) (a) Non-U.S. Dollar-Denominated Currency Exposure (Short Duration Income Fund) Obtain exposure to non-U.S. dollar denominated currencies if, as a result, the fund’s overall net exposure to non-U.S. dollar denominated currencies is more than 10% of the fund’s net assets;

(30) TALF (Balanced, Corporate Income, Credit Opportunities, Dynamic Credit, Global Multi-Sector Bond, GNMA, Inflation Protected Bond, Institutional Long Duration Credit, Multi-Strategy Total Return, New Income, Short Term Bond, Spectrum Conservative Allocation, Spectrum Moderate Allocation, Spectrum Moderate Growth Allocation, Total Return, and Ultra Short-Term Bond Funds) Invest more than 5% of the fund’s total assets in the TALF Fund or more than 10% of its total assets in the TALF Fund, any other investment vehicle relying on section 3(c)(1) or 3(c)(7) of the 1940 Act and direct investments in TALF loans;

(31) Loans (All Funds) Make loans to T. Rowe Price and its affiliates.

NOTES

The following notes should be read in connection with the above-described operating policies. The notes are not operating policies.

For purposes of operating policy (5), an illiquid investment is an investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

For purposes of operating policy (7), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase.

If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, unless otherwise disclosed in a fund’s prospectus, the funds use the country assigned to an equity security by MSCI Inc. or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg Barclays or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company. For example, T. Rowe Price may assign a different country to a holding than the classification made by a third-party data provider in situations where, among other things, the data provider’s classification does not accurately reflect the company’s country of risk, location of management or primary operations, country with the most sales or revenues, or the country classification is deemed to no longer be appropriate (such as significant changes to the company’s business or operations that were not yet taken into consideration by the data provider). If a particular holding is assigned a country by T. Rowe Price and no third-party data provider has assigned that same country, that holding will not be included toward a fund’s 80% investment policy. The data providers use various criteria to determine the country to which a security is economically tied. Examples include the following: (1) the country under which the issuer is organized, (2) the location of the issuer’s principal place of business or principal office, (3) where the issuer’s securities are listed or traded principally on an exchange or over-the-counter market, and (4) where the issuer conducts the predominant part of its business activities or derives a significant portion (e.g., at least 50%) of its revenues or profits. In addition, for purposes of determining whether a particular country is considered a developed market or an emerging market, the stock funds consider a country to be an emerging market if it is not included in an MSCI Inc. developed market index and the bond funds consider a country to be an emerging market if it is either included in a JPMorgan emerging market bond index or not included in the International Monetary Fund’s listing of advanced economies.

Blue Chip Growth, Communications & Technology, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Mid-Cap Value, QM U.S. Bond Index, QM U.S. Small-Cap Growth Equity, Real Estate, Spectrum Funds II, Summit Income, Summit Municipal, U.S. Equity Research, and Value Funds

Notwithstanding anything in the previously listed fundamental restrictions and operating policies to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the fundamental restrictions and operating policies previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Funds-of-Funds

There is no limit on the amount the Spectrum Funds and Target Date Funds may own of the total outstanding voting securities of other Price Funds. The Funds-of-Funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any single Price Fund and may invest more than 10% of their total assets, collectively, in one or more of the Price Funds.

CUSTODIAN AND FUND ACCOUNTING

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at One Lincoln Street, Boston, Massachusetts 02111. State Street Bank maintains shares of the Funds-of-Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan is Woolgate House, Coleman Street, London, EC2P 2HD, England.

T. Rowe Price and BNY Mellon, subject to the oversight of T. Rowe Price, each provide certain fund accounting services to the Price Funds.

CODE OF ETHICS

The funds, their investment adviser and investment subadviser, if applicable (T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, or Price Singapore), and their principal underwriter (T. Rowe Price Investment Services) have adopted a written Code of Ethics and Conduct pursuant to Rule 17j-1 under the 1940 Act, which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each Price Fund’s complete portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their complete portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The shareholder reports are publicly available immediately upon filing with the SEC. The Price Funds (other than the money market funds) also publicly disclose their complete portfolio holdings as of their first and third fiscal quarter-ends on Form N-PORT, along with other fund information. Form N-PORT is filed with the SEC each quarter, and the fund’s complete portfolio holdings as of its first and third fiscal quarter-ends are made publicly available 60 days after the end of each quarter. Under certain conditions, the shareholder reports and, Form N-PORT may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP is publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end complete portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings, along with the percentage of the relevant fund’s total assets that each of the 10 holdings represents, on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. Each monthly top 10 list will remain on the website for six months.

The funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. In addition, T. Rowe Price has adopted and implemented policies and procedures reasonably designed to ensure compliance with the policies governing the disclosure of portfolio holdings, including the requirement to first confirm that an appropriate nondisclosure agreement has been obtained from each recipient of nonpublic holdings. The policies relating to the general manner in which the funds’ portfolio securities are disclosed, including the frequency with which portfolio holdings are disclosed and the length of time required between the effective date of the holdings information and the date on which the information is disclosed, are set forth in each fund’s prospectus. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income, and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the Price Funds. Each steering committee comprises senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment subadviser, if applicable) or the funds’ distributor (collectively, “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries; value and growth stocks; small-, mid-, and large-cap stocks and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Complete portfolio holdings are disclosed to the funds’ custodians, accounting vendors, and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment subadvisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these nondisclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide nonpublic portfolio holdings when T. Rowe Price believes that such disclosure will not be harmful to the fund. Examples include providing holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and in connection with trial agreements with risk analytics vendors, data providers, and other service providers in order to fully evaluate the value of their services. In these situations, T. Rowe Price makes it clear through nondisclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind or allow T. Rowe Price to evaluate the services to be provided and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities.

Fund Service Providers

Service Provider	Service
Adobe	Systems Vendor
Algorithmics	Systems Vendor
Barclays	Fixed Income Analytics
Bloomberg	Pricing and Data Vendor
Bloomberg BVAL	Pricing Vendor
Bloomberg Port	Fixed Income Analytics
BNY Mellon	Fund Accounting and Middle Office
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
Cassini Systems Inc.	Systems Vendor
Charles River	Systems Vendor
DG3	Typesetting Vendor
Donnelley Financial Solutions	Printing and Mailing Vendor
DST Systems	Systems Vendor
DTCC Derivatives Repository Ltd.	Derivatives Reporting Vendor
eVestment Alliance	Systems Vendor
FactSet	Systems Vendor
FTSE Fixed Income LLC	Fixed Income Analytics
FX Transparency	FX Analytics
ICE Data Services	Pricing and Systems Vendor
IHS Markit	Pricing and Data Vendor
ISS	Proxy and Systems Vendor
Intercontinental Exchange, Inc.	Fixed Income Analytics
Investor Tools, Inc.	Fixed Income Analytics
Iron Mountain	Records Management Vendor
JPMorgan	Custodian and Securities Lending Agent
KPMG	Audit and Tax Services
Lend Amend	Bank Debt Amendment Data Provider and Service
Linedata	Fund Accounting Oversight Platform Vendor
Lionbridge	Translation Vendor
London Stock Exchange Group	Transaction Reporting Vendor
Markit WSO Corporation	Bank Debt Reconciliation, Pricing, and Systems Vendor
MBI Solutions, LLC	Systems Vendor
Moody’s Analytics	Systems Vendor
MSCI	Investment Risk and Liquidity Analytics Provider
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RR Donnelley	Systems, Printing, and Mailing Vendor
Refinitiv	Pricing Vendor

Service Provider	Service
SDL	Translation Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
Solvency Analytics AG	Systems Vendor
SS&C Technologies Holdings	Systems Vendor
State Street Corporation	Custodian and Securities Lending Agent
Style Research	Systems Vendor
Sybase Inc.	Systems Vendor
Toppan Merrill	Printing and Mailing Vendor
Veritas	Records Management Vendor
Veritext Global	Transcription Vendor
WCI Consulting	Systems Vendor
PRICING OF SECURITIES

All Price Funds (Except Money Market Funds and Funds-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

Debt securities are generally traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If the Valuation Committee determines that developments between the close of a foreign market and the close of the NYSE (normally 4 p.m. ET) will affect the value of some or all of a fund’s portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Market Funds

For all government and retail money market funds, securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. Transactions in the Institutional Cash Reserves Fund’s shares are based on a net asset value reflecting the current market-based values of its portfolio securities (i.e., a “floating” net asset value).

Price Funds Investing in Other Price Funds

Investments in the underlying Price Funds held by each fund are valued at their closing net asset value per share on the day of valuation.

Price Funds Investing in Hedge Funds

A fund relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The funds attempt, to the extent they are able to do so, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. A fund will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances. This may include the most recent estimated net asset value and estimated returns reported by the hedge fund, as well as accrued management fees and any other relevant information available at the time the fund values its assets.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the Valuation Committee. The Valuation Committee is an internal committee that has been delegated certain responsibilities by the funds’ Board to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. The Price Funds rely on various sources to calculate their net asset values. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by fund accounting providers, pricing sources, technological issues, or otherwise.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of regular trading on the NYSE, normally 4 p.m. ET, every day the NYSE is open for trading. However, the net asset value may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money market fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Market Funds

Maintenance of Retail and Government Money Market Funds’ Net Asset Value per Share at $1.00

It is the current policy of all TRP retail and government money market funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 calendar days or less; (iv) maintain a dollar-weighted average life of 120 calendar days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments that the funds’ Boards determine present minimal credit risks and that are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method, and (ii) the funds will continue to use the amortized cost method only as long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although each retail and government fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If a retail or government fund’s net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend during this period and receiving, upon redemption, a price per share lower than the price paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7, if a retail or institutional prime money market fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board determines that not doing so is in the best interests of the fund.

Money market funds that are designated “government money market funds” pursuant to Rule 2a-7 are not required to impose a liquidity fee or redemption gate upon a sale of shares. However, the Board of a government money market fund reserves the right to impose liquidity fees in the future.

A money market fund may permanently suspend redemptions and payment of redemptions if: the fund’s Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions. A money market fund’s Board may suspend redemptions and payment of redemption proceeds if the fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

REDEMPTIONS IN-KIND AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives a redemption in-kind of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of the fund’s securities subject to certain limited exceptions. Securities that may be excluded from an in-kind distribution include, among others: holdings that cannot be transferred or have other legal restrictions, such as certain types of derivatives; de minimis positions; positions being eliminated by the distributing fund and that will not be held by the receiving shareholder; and positions used as collateral. Any securities that are excluded from an in-kind distribution are not selected by either the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in-kind.

Purchases In-Kind

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The tax discussion in the prospectus and this SAI provides only a brief summary of some of the tax consequences affecting the funds and the shareholders of the funds in general under the U.S. federal income tax law. You may also be subject to foreign, state, and local laws, which are not discussed here. No attempt has been made to discuss tax consequences specifically applicable to any particular shareholder. You should discuss with your tax advisor to determine tax consequences applicable to you and your investments.

Taxation of the Funds

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code. If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund’s distributions may qualify for taxation at a reduced rate for non-corporate shareholders and for the deduction for dividends received by corporations; and (4) foreign tax credits and qualified REIT dividends, as explained in “Taxation of Fund Shareholders” below, would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in the Code, but such remedies may still result in a significant tax penalty to the fund.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. The investment company taxable income may include income required to be accrued before the fund receives cash associated with such income (for example, an original issue discount or market discount associated with debt obligations) and income or gains allocated from an investment in a partnership. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income, including any accrued income, and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. In some cases, a fund may have to make additional dividend distributions on subsequently determined undistributed income for a prior tax year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares. If a fund is not able to meet the distribution requirements, the fund may have to pay tax on the undistributed income.

Taxation of Fund Shareholders

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on nonqualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the bond, money market, Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain taxpayers, such as individuals, trusts and estates, may be eligible to claim, subject to limitations, a 20% federal income tax deduction for certain qualified business income, including “qualified REIT dividends” from real estate investment trusts (“REITs”) and “qualified publicly traded partnership income” from publicly traded partnerships (“PTPs”). The IRS has issued final regulations allowing mutual funds to pass through qualified REIT dividends to their shareholders. A fund that decides to pass through the qualified REIT dividends will report such dividends to its shareholders in accordance with the IRS requirements. Due to the lack of IRS guidance on passing through qualified publicly traded partnership income, a fund that invests directly or indirectly in PTPs will not pass through any qualified publicly traded partnership income derived by the fund. As a result, investors that invest directly in PTPs may be entitled to this 20% deduction for qualified publicly traded partnership income while shareholders in a fund that invests directly or indirectly in PTPs will not be entitled to this 20% deduction for qualified publicly traded partnership income derived by the fund.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 91-day period beginning 45 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money market funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in retail and government money market funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carryovers, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses indefinitely and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

Upon the sale or exchange of your shares in a fund, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends paid, but not on gross proceeds from a fund redemption (until further guidance to the contrary is issued by the U.S. government), to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, nonexempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its foreign shareholders are exempt from U.S. withholding tax, provided such foreign shareholders furnish valid tax documentation certifying such foreign shareholders’ non-U.S. status. A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, T. Rowe Price may choose to report qualifying distributions and apply the withholding tax exemption to those distributions when made to foreign shareholders investing in a fund. If you are investing in these funds through an intermediary, you should check with your intermediary whether any withholding tax would be applied to such distributions. For other funds, T. Rowe Price may choose not to report qualifying distributions or apply the withholding tax exemption to qualifying fund distributions made to foreign shareholders. A foreign shareholder subject to withholding tax on the qualifying fund distributions may have to file a U.S. federal income tax return to reclaim such withholding tax directly from the IRS.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a non-U.S. shareholder is subject to U.S. tax in respect of a disposition of a U.S. real property interest (“USRPI”) and any gain from such disposition is subject to U.S. federal income tax as if such shareholder were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a fund is a U.S. real property holding corporation (“USRPHC”) and is not domestically controlled, any gain realized on the sale or exchange of fund shares by a non-U.S. shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of fund shares would be FIRPTA gain. The same rule applies to dispositions of fund shares by non-U.S. shareholders but without regard to whether the fund is domestically controlled. A fund will be a

USRPHC if, in general, 50% or more of the fair market value of the fund’s assets consists of USRPIs, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain when a regulated investment company is classified as a qualified investment entity. A regulated investment entity will be classified as a qualified investment entity if, in general, 50% or more of the regulated investment company’s assets consists of interests in U.S. REITs and other USPHCs. If a regulated investment company is a qualified investment entity and a non-U.S. shareholder owns more than 5% of a class of fund shares at any time during the one-year period ending on the date of the distribution, the distribution to such non-U.S. shareholder will be treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation. In addition, even if a non-U.S. shareholder does not own more than 5% of a class of fund shares, but the fund is a qualified investment entity, fund distributions of FIRPTA gain will be taxable as ordinary dividends (rather than as capital gain or short-term capital gain dividend)subject to withholding at a 30% or lower treaty rate.

Funds-of-Funds

Each Fund-of-Funds pursues its objective by investing in a diversified portfolio of underlying Price Funds that represent various asset classes and sectors. Dividends, interest, and capital gains earned by the underlying Price Funds with respect to non-U.S. positions may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of any given underlying Price Fund at the close of a year consists of non-U.S. stocks or securities (and 50% of the total assets of the fund at the close of the year consists of foreign securities, or, at the close of each quarter, shares of underlying Price Funds), the fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the fund or the underlying Price Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

Short-term capital gains earned by the underlying Price Funds will be ordinary income when distributed to the fund and will not be offset by the fund’s capital losses. Upon the sale or other disposition by the fund of shares of the underlying Price Fund, the fund will realize a capital gain or loss that will be long term or short term, generally depending on the fund’s holding period for the shares. Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the fund.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies.

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the Funds-of-Funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the Funds-of-Funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes, such as income from pre-refunding bonds and market discounts. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the AMT. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities that invest in or finance mortgage debt. Such investments include residual interests in real estate mortgage investment conduits and interests in a REIT that qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

Taxation of Certain Derivatives

For tax information on certain derivatives, such as options, futures, and forward foreign exchange contracts, please see the “Federal Tax Treatment of Certain Derivatives” section in this SAI.

CAPITAL STOCK

All of the funds are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ charters authorize the Boards to classify and reclassify any and all shares that are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the bylaws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least 10% and (b) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the articles of incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The articles of incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (corporation)	1939
T. Rowe Price Balanced Fund (series)	1939
T. Rowe Price Balanced Fund (Investor Class)	1939
T. Rowe Price Balanced Fund—I Class (class)	2015
T. Rowe Price Blue Chip Growth Fund, Inc. (corporation)	1993
T. Rowe Price Blue Chip Growth Fund (series)	1993
T. Rowe Price Blue Chip Growth Fund (Investor Class)	1993
T. Rowe Price Blue Chip Growth Fund—Advisor Class (class)	2000
T. Rowe Price Blue Chip Growth Fund—I Class (class)	2015
T. Rowe Price Blue Chip Growth Fund—R Class (class)	2002
T. Rowe Price Blue Chip Growth Fund—Z Class (class)	2020
T. Rowe Price Capital Appreciation Fund, Inc. (corporation)(a)	1986
T. Rowe Price Capital Appreciation Fund (series)	1986
T. Rowe Price Capital Appreciation Fund (Investor Class)	1986
T. Rowe Price Capital Appreciation Fund—Advisor Class (class)	2004
T. Rowe Price Capital Appreciation Fund—I Class (class)	2015
T. Rowe Price Communications & Technology Fund, Inc. (corporation)	1993
T. Rowe Price Communications & Technology Fund (series)	1993
T. Rowe Price Communications & Technology Fund (Investor Class)	1993
T. Rowe Price Communications & Technology Fund—I Class (class)	2016
T. Rowe Price Corporate Income Fund, Inc. (corporation)	1995
T. Rowe Price Corporate Income Fund (series)	1995
T. Rowe Price Corporate Income Fund (Investor Class)	1995
T. Rowe Price Corporate Income Fund—I Class (class)	2015
T. Rowe Price Corporate Income Fund—Z Class (class)	2020
T. Rowe Price Credit Opportunities Fund, Inc. (corporation)	2014
T. Rowe Price Credit Opportunities Fund (series)	2014
T. Rowe Price Credit Opportunities Fund (Investor Class)	2014
T. Rowe Price Credit Opportunities Fund—Advisor Class (class)	2014
T. Rowe Price Credit Opportunities Fund—I Class (class)	2016
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (corporation)	2003
T. Rowe Price Diversified Mid-Cap Growth Fund (series)	2003
T. Rowe Price Diversified Mid-Cap Growth Fund (Investor Class)	2003
T. Rowe Price Diversified Mid-Cap Growth Fund—I Class (class)	2017
T. Rowe Price Dividend Growth Fund, Inc. (corporation)	1992
T. Rowe Price Dividend Growth Fund (series)	1992
T. Rowe Price Dividend Growth Fund (Investor Class)	1992
T. Rowe Price Dividend Growth Fund—Advisor Class (class)	2005
T. Rowe Price Dividend Growth Fund—I Class (class)	2015
T. Rowe Price Dividend Growth Fund—Z Class (class)	2020
T. Rowe Price Equity Funds, Inc. (corporation)	1996
T. Rowe Price Institutional Large-Cap Core Growth Fund (series)	2003
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series)	1996
T. Rowe Price Institutional Small-Cap Stock Fund (series)	2000
T. Rowe Price Large-Cap Growth Fund (series)	2001
T. Rowe Price Large-Cap Value Fund (series)	2000
T. Rowe Price Equity Income Fund, Inc. (corporation)(a)	1985
T. Rowe Price Equity Income Fund (series)	1985
T. Rowe Price Equity Income Fund (Investor Class)	1985
T. Rowe Price Equity Income Fund—Advisor Class (class)	2000
T. Rowe Price Equity Income Fund—I Class (class)	2015
T. Rowe Price Equity Income Fund—R Class (class)	2002
T. Rowe Price Equity Income Fund—Z Class (class)	2020
T. Rowe Price Financial Services Fund, Inc. (corporation)	1996
T. Rowe Price Financial Services Fund (series)	1996
T. Rowe Price Financial Services Fund (Investor Class)	1996
T. Rowe Price Financial Services Fund—I Class (class)	2016

Corporations	Year of Inception
T. Rowe Price Floating Rate Fund, Inc. (corporation)	2011
T. Rowe Price Floating Rate Fund (series)	2011
T. Rowe Price Floating Rate Fund (Investor Class)	2011
T. Rowe Price Floating Rate Fund—Advisor Class (class)	2011
T. Rowe Price Floating Rate Fund—I Class (class)	2016
T. Rowe Price Floating Rate Fund—Z Class (class)	2020
T. Rowe Price Global Allocation Fund, Inc. (corporation)	2013
T. Rowe Price Global Allocation Fund (series)	2013
T. Rowe Price Global Allocation Fund (Investor Class)	2013
T. Rowe Price Global Allocation Fund—Advisor Class (class)	2013
T. Rowe Price Global Allocation Fund—I Class (class)	2016
T. Rowe Price Global Funds, Inc. (corporation)	1989
T. Rowe Price Global Value Equity Fund (Investor Class)	2020
T. Rowe Price Global Value Equity Fund—I Class (class)	2012
T. Rowe Price Institutional Emerging Markets Bond Fund (series)	2006
T. Rowe Price Institutional Emerging Markets Equity Fund (series)	2002
T. Rowe Price Institutional International Disciplined Equity Fund (series)	2010
T. Rowe Price Global Multi-Sector Bond Fund, Inc. (corporation)	2008
T. Rowe Price Global Multi-Sector Bond Fund (series)	2008
T. Rowe Price Global Multi-Sector Bond Fund (Investor Class)	2008
T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class (class)	2008
T. Rowe Price Global Multi-Sector Bond Fund—I Class (class)	2016
T. Rowe Price Global Real Estate Fund, Inc. (corporation)	2008
T. Rowe Price Global Real Estate Fund (series)	2008
T. Rowe Price Global Real Estate Fund (Investor Class)	2008
T. Rowe Price Global Real Estate Fund—Advisor Class (class)	2008
T. Rowe Price Global Real Estate Fund—I Class (class)	2016
T. Rowe Price Global Technology Fund, Inc. (corporation)	2000
T. Rowe Price Global Technology Fund (series)	2000
T. Rowe Price Global Technology Fund (Investor Class)	2000
T. Rowe Price Global Technology Fund—I Class (class)	2016
T. Rowe Price GNMA Fund, Inc. (corporation)(a)	1985
T. Rowe Price GNMA Fund (series)	1985
T. Rowe Price GNMA Fund (Investor Class)	1985
T. Rowe Price GNMA Fund—I Class (class)	2017
T. Rowe Price GNMA Fund—Z Class (class)	2020
T. Rowe Price Government Money Fund, Inc. (corporation)	1976
T. Rowe Price Government Money Fund (series)	1976
T. Rowe Price Government Money Fund (Investor Class)	1976
T. Rowe Price Government Money Fund—I Class (class)	2017
T. Rowe Price Growth & Income Fund, Inc. (corporation)	1982
T. Rowe Price Growth & Income Fund (series)	1982
T. Rowe Price Growth & Income Fund (Investor Class)	1982
T. Rowe Price Growth & Income Fund—I Class (class)	2016
T. Rowe Price Growth Stock Fund, Inc. (corporation)	1950
T. Rowe Price Growth Stock Fund (series)	1950
T. Rowe Price Growth Stock Fund (Investor Class)	1950
T. Rowe Price Growth Stock Fund—Advisor Class (class)	2001
T. Rowe Price Growth Stock Fund—I Class (class)	2015
T. Rowe Price Growth Stock Fund—R Class (class)	2002
T. Rowe Price Growth Stock Fund—Z Class (class)	2020
T. Rowe Price Health Sciences Fund, Inc. (corporation)	1995
T. Rowe Price Health Sciences Fund (series)	1995
T. Rowe Price Health Sciences Fund (Investor Class)	1995
T. Rowe Price Health Sciences Fund—I Class (class)	2016
T. Rowe Price High Yield Fund, Inc. (corporation)	1984
T. Rowe Price High Yield Fund (series)	1984
T. Rowe Price High Yield Fund (Investor Class)	1984
T. Rowe Price High Yield Fund—Advisor Class (class)	2000
T. Rowe Price High Yield Fund—I Class (class)	2015
T. Rowe Price High Yield Fund—Z Class (class)	2020

Corporations	Year of Inception
T. Rowe Price U.S. High Yield Fund (series)	2017
T. Rowe Price U.S. High Yield Fund (Investor Class)	2017
T. Rowe Price U.S. High Yield Fund—Advisor Class (class)	2013(b)
T. Rowe Price U.S. High Yield Fund—I Class (class)	2013(b)
T. Rowe Price Index Trust, Inc. (corporation)	1989
T. Rowe Price Equity Index 500 Fund (series)	1990
T. Rowe Price Equity Index 500 Fund (Investor Class)	1990
T. Rowe Price Equity Index 500 Fund—I Class (class)	2015
T. Rowe Price Equity Index 500 Fund—Z Class (class)	2020
T. Rowe Price Extended Equity Market Index Fund (series)	1998
T. Rowe Price Extended Equity Market Index Fund (Investor Class)	1998
T. Rowe Price Mid-Cap Index Fund (series)	2015
T. Rowe Price Mid-Cap Index Fund (Investor Class)	2015
T. Rowe Price Mid-Cap Index Fund—I Class (class)	2015
T. Rowe Price Mid-Cap Index Fund—Z Class (class)	2020
T. Rowe Price Small-Cap Index Fund (series)	2015
T. Rowe Price Small-Cap Index Fund (Investor Class)	2015
T. Rowe Price Small-Cap Index Fund—I Class (class)	2015
T. Rowe Price Small-Cap Index Fund—Z Class (class)	2020
T. Rowe Price Total Equity Market Index Fund (series)	1998
T. Rowe Price Total Equity Market Index Fund (Investor Class)	1998
T. Rowe Price U.S. Limited Duration TIPS Index Fund (series)	2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund (Investor Class)	2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund—I Class (class)	2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund—Z Class (class)	2020
T. Rowe Price Inflation Protected Bond Fund, Inc. (corporation)	2002
T. Rowe Price Inflation Protected Bond Fund (series)	2002
T. Rowe Price Inflation Protected Bond Fund (Investor Class)	2002
T. Rowe Price Inflation Protected Bond Fund—I Class (class)	2015
T. Rowe Price Inflation Protected Bond Fund—Z Class (class)	2020
T. Rowe Price Institutional Income Funds, Inc. (corporation)	2000
T. Rowe Price Institutional Cash Reserves Fund (series)	2016
T. Rowe Price Institutional Floating Rate Fund (series)	2008
T. Rowe Price Institutional Floating Rate Fund—F Class (class)	2010
T. Rowe Price Institutional Floating Rate Fund—Z Class (class)	2020
T. Rowe Price Institutional High Yield Fund (series)	2002
T. Rowe Price Institutional High Yield Fund—Z Class (class)	2020
T. Rowe Price Institutional Long Duration Credit Fund (series)	2013
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (corporation)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund (series)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund (Investor Class)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class (class)	2014
T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class (class)	2017
T. Rowe International Funds, Inc. (corporation)	1979
T. Rowe Price Africa & Middle East Fund (series)	2007
T. Rowe Price Africa & Middle East Fund (Investor Class)	2007
T. Rowe Price Africa & Middle East Fund—I Class (class)	2017
T. Rowe Price Africa & Middle East Fund—Z Class (class)	2020
T. Rowe Price Asia Opportunities Fund (series)	2014
T. Rowe Price Asia Opportunities Fund (Investor Class)	2014
T. Rowe Price Asia Opportunities Fund—Advisor Class (class)	2014
T. Rowe Price Asia Opportunities Fund—I Class (class)	2017
T. Rowe Price China Evolution Equity Fund (series)	2019
T. Rowe Price China Evolution Equity Fund (Investor Class)	2019
T. Rowe Price China Evolution Equity Fund—I Class (class)	2019
T. Rowe Price Dynamic Credit Fund (series)	2019
T. Rowe Price Dynamic Credit Fund (Investor Class)	2019
T. Rowe Price Dynamic Credit Fund—I Class (class)	2019
T. Rowe Price Dynamic Global Bond Fund (series)	2015
T. Rowe Price Dynamic Global Bond Fund (Investor Class)	2015
T. Rowe Price Dynamic Global Bond Fund—Advisor Class (class)	2015
T. Rowe Price Dynamic Global Bond Fund—I Class (class)	2015
T. Rowe Price Dynamic Global Bond Fund—Z Class (class)	2020

Corporations	Year of Inception
T. Rowe Price Emerging Europe Fund (series)	2000
T. Rowe Price Emerging Europe Fund (Investor Class)	2000
T. Rowe Price Emerging Europe Fund—I Class (class)	2017
T. Rowe Price Emerging Europe Fund—Z Class (class)	2020
T. Rowe Price Emerging Markets Bond Fund (series)	1994
T. Rowe Price Emerging Markets Bond Fund (Investor Class)	1994
T. Rowe Price Emerging Markets Bond Fund—Advisor Class (class)	2015
T. Rowe Price Emerging Markets Bond Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Bond Fund—Z Class (class)	2020
T. Rowe Price Emerging Markets Corporate Bond Fund (series)	2012
T. Rowe Price Emerging Markets Corporate Bond Fund (Investor Class)	2012
T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class (class)	2012
T. Rowe Price Emerging Markets Corporate Bond Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund (series)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund (Investor Class)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class (class)	2015
T. Rowe Price Emerging Markets Discovery Stock Fund—I Class (class)	2017
T. Rowe Price Emerging Markets Local Currency Bond Fund (series)	2011
T. Rowe Price Emerging Markets Local Currency Bond Fund (Investor Class)	2017
T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class (class)	2011
T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class (class)	2015
T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class (class)	2020
T. Rowe Price Emerging Markets Stock Fund (series)	1995
T. Rowe Price Emerging Markets Stock Fund (Investor Class)	1995
T. Rowe Price Emerging Markets Stock Fund—I Class (class)	2015
T. Rowe Price European Stock Fund (series)	1990
T. Rowe Price European Stock Fund (Investor Class)	1990
T. Rowe Price European Stock Fund—I Class (class)	2017
T. Rowe Price European Stock Fund—Z Class (class)	2020
T. Rowe Price Global Consumer Fund (series)	2016
T. Rowe Price Global Consumer Fund (Investor Class)	2016
T. Rowe Price Global Growth Stock Fund (series)	2008
T. Rowe Price Global Growth Stock Fund (Investor Class)	2008
T. Rowe Price Global Growth Stock Fund—Advisor Class (class)	2008
T. Rowe Price Global Growth Stock Fund—I Class (class)	2017
T. Rowe Price Global High Income Bond Fund (series)	2015
T. Rowe Price Global High Income Bond Fund (Investor Class)	2015
T. Rowe Price Global High Income Bond Fund—Advisor Class (class)	2015
T. Rowe Price Global High Income Bond Fund—I Class (class)	2015
T. Rowe Price Global Industrials Fund (series)	2013
T. Rowe Price Global Impact Equity Fund (series)	2021
T. Rowe Price Global Impact Equity Fund (Investor Class)	2021
T. Rowe Price Global Impact Equity Fund—I Class (class)	2021
T. Rowe Price Global Industrials Fund (Investor Class)	2013
T. Rowe Price Global Industrials Fund—I Class (class)	2017
T. Rowe Price Global Stock Fund (series)	1995
T. Rowe Price Global Stock Fund (Investor Class)	1995
T. Rowe Price Global Stock Fund—Advisor Class (class)	2006
T. Rowe Price Global Stock Fund—I Class (class)	2017
T. Rowe Price International Bond Fund (series)	1986
T. Rowe Price International Bond Fund (Investor Class)	1986
T. Rowe Price International Bond Fund—Advisor Class (class)	2000
T. Rowe Price International Bond Fund—I Class (class)	2015
T. Rowe Price International Bond Fund—Z Class (class)	2020
T. Rowe Price International Bond Fund (USD Hedged) (series)	2017
T. Rowe Price International Bond Fund (USD Hedged) (Investor Class)	2017
T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class (class)	2017
T. Rowe Price International Bond Fund (USD Hedged)—I Class (class)	2017
T. Rowe Price International Bond Fund (USD Hedged)—Z Class (class)	2020
T. Rowe Price International Disciplined Equity Fund (series)	2014
T. Rowe Price International Disciplined Equity Fund (Investor Class)	2014
T. Rowe Price International Disciplined Equity Fund—Advisor Class (class)	2014
T. Rowe Price International Disciplined Equity Fund—I Class (class)	2017

Corporations	Year of Inception
T. Rowe Price International Discovery Fund (series)	1988
T. Rowe Price International Discovery Fund (Investor Class)	1988
T. Rowe Price International Discovery Fund—I Class (class)	2015
T. Rowe Price International Discovery Fund—Z Class (class)	2020
T. Rowe Price International Stock Fund (series)	1980
T. Rowe Price International Stock Fund (Investor Class)	1980
T. Rowe Price International Stock Fund—Advisor Class (class)	2000
T. Rowe Price International Stock Fund—I Class (class)	2015
T. Rowe Price International Stock Fund—R Class (class)	2002
T. Rowe Price International Value Equity Fund (series)	1998
T. Rowe Price International Value Equity Fund (Investor Class)	1998
T. Rowe Price International Value Equity Fund—Advisor Class (class)	2002
T. Rowe Price International Value Equity Fund—I Class (class)	2015
T. Rowe Price International Value Equity Fund—R Class (class)	2002
T. Rowe Price International Value Equity Fund—Z Class (class)	2020
T. Rowe Price Japan Fund (series)	1991
T. Rowe Price Japan Fund (Investor Class)	1991
T. Rowe Price Japan Fund—I Class (class)	2017
T. Rowe Price Japan Fund—Z Class (class)	2020
T. Rowe Price Latin America Fund (series)	1993
T. Rowe Price Latin America Fund (Investor Class)	1993
T. Rowe Price Latin America Fund—I Class (class)	2017
T. Rowe Price Latin America Fund—Z Class (class)	2020
T. Rowe Price New Asia Fund (series)	1990
T. Rowe Price New Asia Fund (Investor Class)	1990
T. Rowe Price New Asia Fund—I Class (class)	2015
T. Rowe Price New Asia Fund—Z Class (class)	2020
T. Rowe Price Overseas Stock Fund (series)	2006
T. Rowe Price Overseas Stock Fund (Investor Class)	2006
T. Rowe Price Overseas Stock Fund—Advisor Class (class)	2015
T. Rowe Price Overseas Stock Fund—I Class (class)	2015
T. Rowe Price Overseas Stock Fund—Z Class (class)	2020
T. Rowe Price International Index Fund, Inc. (corporation)	2000
T. Rowe Price International Equity Index Fund (series)	2000
T. Rowe Price International Equity Index Fund (Investor Class)	2000
T. Rowe Price International Equity Index Fund—Z Class (class)	2020
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (corporation)	2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund (series)	2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund (Investor Class)	2006
T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class (class)	2015
T. Rowe Price Limited Duration Inflation Focused Bond Fund—Z Class (class)	2020
T. Rowe Price Mid-Cap Growth Fund, Inc. (corporation)	1992
T. Rowe Price Mid-Cap Growth Fund (series)	1992
T. Rowe Price Mid-Cap Growth Fund (Investor Class)	1992
T. Rowe Price Mid-Cap Growth Fund—Advisor Class (class)	2000
T. Rowe Price Mid-Cap Growth Fund—I Class (class)	2015
T. Rowe Price Mid-Cap Growth Fund—R Class (class)	2002
T. Rowe Price Mid-Cap Growth Fund—Z Class (class)	2020
T. Rowe Price Mid-Cap Value Fund, Inc. (corporation)	1996
T. Rowe Price Mid-Cap Value Fund (series)	1996
T. Rowe Price Mid-Cap Value Fund (Investor Class)	1996
T. Rowe Price Mid-Cap Value Fund—Advisor Class (class)	2002
T. Rowe Price Mid-Cap Value Fund—I Class (class)	2015
T. Rowe Price Mid-Cap Value Fund—R Class (class)	2002
T. Rowe Price Mid-Cap Value Fund—Z Class (class)	2020
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation)	2011
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (series)	2012
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series)	2012
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series)	2012
T. Rowe Price High Yield Multi-Sector Account Portfolio (series)	2012
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series)	2012
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2012

Corporations	Year of Inception
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (corporation)	2018
T. Rowe Price Multi-Strategy Total Return Fund (series)	2018
T. Rowe Price Multi-Strategy Total Return Fund (Investor Class)	2018
T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class (class)	(c)
T. Rowe Price Multi-Strategy Total Return Fund—I Class (class)	2018
T. Rowe Price New America Growth Fund, Inc. (corporation)(a)	1985
T. Rowe Price New America Growth Fund (series)	1985
T. Rowe Price New America Growth Fund (Investor Class)	1985
T. Rowe Price New America Growth Fund—Advisor Class (class)	2005
T. Rowe Price New America Growth Fund—I Class (class)	2015
T. Rowe Price New Era Fund, Inc. (corporation)	1969
T. Rowe Price New Era Fund (series)	1969
T. Rowe Price New Era Fund (Investor Class)	1969
T. Rowe Price New Era Fund—I Class (class)	2015
T. Rowe Price New Horizons Fund, Inc. (corporation)	1960
T. Rowe Price New Horizons Fund (series)	1960
T. Rowe Price New Horizons Fund (Investor Class)	1960
T. Rowe Price New Horizons Fund—I Class (class)	2015
T. Rowe Price New Horizons Fund—Z Class (class)	2020
T. Rowe Price New Income Fund, Inc. (corporation)	1973
T. Rowe Price New Income Fund (series)	1973
T. Rowe Price New Income Fund (Investor Class)	1973
T. Rowe Price New Income Fund—Advisor Class (class)	2002
T. Rowe Price New Income Fund—I Class (class)	2015
T. Rowe Price New Income Fund—R Class (class)	2002
T. Rowe Price New Income Fund—Z Class (class)	2020
T. Rowe Price QM U.S. Bond Index Fund, Inc. (corporation)	2000
T. Rowe Price QM U.S. Bond Index Fund (series)	2000
T. Rowe Price QM U.S. Bond Index Fund (Investor Class)	2000
T. Rowe Price QM U.S. Bond Index Fund—I Class (class)	2020
T. Rowe Price QM U.S. Bond Index Fund—Z Class (class)	2020
T. Rowe Price Quantitative Management Funds, Inc. (corporation)	1997
T. Rowe Price QM Global Equity Fund (series)	2016
T. Rowe Price QM Global Equity Fund (Investor Class)	2016
T. Rowe Price QM Global Equity Fund—Advisor Class (class)	2016
T. Rowe Price QM Global Equity Fund—I Class (class)	2016
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (series)	2016
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (Investor Class)	2016
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class (class)	2016
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class (class)	2016
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (series)	1997
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (Investor Class)	1997
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class (class)	2016
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class (class)	2016
T. Rowe Price QM U.S. Value Equity Fund (series)	2016
T. Rowe Price QM U.S. Value Equity Fund (Investor Class)	2016
T. Rowe Price QM U.S. Value Equity Fund—Advisor Class (class)	2016
T. Rowe Price QM U.S. Value Equity Fund—I Class (class)	2016
T. Rowe Price Real Assets Fund, Inc. (corporation)	2010
T. Rowe Price Real Assets Fund (series)	2010
T. Rowe Price Real Assets Fund (Investor Class)	2010
T. Rowe Price Real Assets Fund—I Class (class)	2015
T. Rowe Price Real Assets Fund—Z Class (class)	2020
T. Rowe Price Real Estate Fund, Inc. (corporation)	1997
T. Rowe Price Real Estate Fund (series)	1997
T. Rowe Price Real Estate Fund (Investor Class)	1997
T. Rowe Price Real Estate Fund—Advisor Class (class)	2004
T. Rowe Price Real Estate Fund—I Class (class)	2015

Corporations	Year of Inception
T. Rowe Price Reserve Investment Funds, Inc. (corporation)	1997
T. Rowe Price Government Reserve Fund (series)	1997
T. Rowe Price Short-Term Fund (series)	2013
T. Rowe Price Short-Term Government Fund (series)	(c)
T. Rowe Price Transition Fund (series)	2020
T. Rowe Price Treasury Reserve Fund (series)	2013
T. Rowe Price Retirement Funds, Inc. (corporation)	2002
T. Rowe Price Retirement 2005 Fund (series)	2004
T. Rowe Price Retirement 2005 Fund (Investor Class)	2004
T. Rowe Price Retirement 2005 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2005 Fund—R Class (class)	2007
T. Rowe Price Retirement 2010 Fund (series)	2002
T. Rowe Price Retirement 2010 Fund (Investor Class)	2002
T. Rowe Price Retirement 2010 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2010 Fund—R Class (class)	2003
T. Rowe Price Retirement 2015 Fund (series)	2004
T. Rowe Price Retirement 2015 Fund (Investor Class)	2004
T. Rowe Price Retirement 2015 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2015 Fund—R Class (class)	2007
T. Rowe Price Retirement 2020 Fund (series)	2002
T. Rowe Price Retirement 2020 Fund (Investor Class)	2002
T. Rowe Price Retirement 2020 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2020 Fund—R Class (class)	2003
T. Rowe Price Retirement 2025 Fund (series)	2004
T. Rowe Price Retirement 2025 Fund (Investor Class)	2004
T. Rowe Price Retirement 2025 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2025 Fund—R Class (class)	2007
T. Rowe Price Retirement 2030 Fund (series)	2002
T. Rowe Price Retirement 2030 Fund (Investor Class)	2002
T. Rowe Price Retirement 2030 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2030 Fund—R Class (class)	2003
T. Rowe Price Retirement 2035 Fund (series)	2004
T. Rowe Price Retirement 2035 Fund (Investor Class)	2004
T. Rowe Price Retirement 2035 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2035 Fund—R Class (class)	2007
T. Rowe Price Retirement 2040 Fund (series)	2002
T. Rowe Price Retirement 2040 Fund (Investor Class)	2002
T. Rowe Price Retirement 2040 Fund—Advisor Class (class)	2003
T. Rowe Price Retirement 2040 Fund—R Class (class)	2003
T. Rowe Price Retirement 2045 Fund (series)	2005
T. Rowe Price Retirement 2045 Fund (Investor Class)	2005
T. Rowe Price Retirement 2045 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2045 Fund—R Class (class)	2007
T. Rowe Price Retirement 2050 Fund (series)	2006
T. Rowe Price Retirement 2050 Fund (Investor Class)	2006
T. Rowe Price Retirement 2050 Fund—Advisor Class (class)	2006
T. Rowe Price Retirement 2050 Fund—R Class (class)	2006
T. Rowe Price Retirement 2055 Fund (series)	2006
T. Rowe Price Retirement 2055 Fund (Investor Class)	2006
T. Rowe Price Retirement 2055 Fund—Advisor Class (class)	2007
T. Rowe Price Retirement 2055 Fund—R Class (class)	2007
T. Rowe Price Retirement 2060 Fund (series)	2014
T. Rowe Price Retirement 2060 Fund (Investor Class)	2014
T. Rowe Price Retirement 2060 Fund—Advisor Class (class)	2014
T. Rowe Price Retirement 2060 Fund—R Class (class)	2014
T. Rowe Price Retirement 2065 Fund (series)	2020
T. Rowe Price Retirement 2065 Fund (Investor Class)	2020
T. Rowe Price Retirement 2065 Fund—Advisor Class (class)	2020
T. Rowe Price Retirement 2065 Fund—R Class (class)	2020
T. Rowe Price Retirement Balanced Fund (series)	2002
T. Rowe Price Retirement Balanced Fund (Investor Class)	2002
T. Rowe Price Retirement Balanced Fund—Advisor Class (class)	2003
T. Rowe Price Retirement Balanced Fund—R Class (class)	2003

Corporations	Year of Inception
T. Rowe Price Retirement I 2005 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2010 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2015 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2020 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2025 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2030 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2035 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2040 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2045 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2050 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2055 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2060 Fund—I Class (series)	2015
T. Rowe Price Retirement I 2065 Fund—I Class (series)	2020
T. Rowe Price Retirement Balanced I Fund—I Class (series)	2015
T. Rowe Price Retirement Income 2020 Fund (series)	2017
T. Rowe Price Target 2005 Fund (series)	2013
T. Rowe Price Target 2005 Fund (Investor Class)	2013
T. Rowe Price Target 2005 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2005 Fund—I Class (class)	2016
T. Rowe Price Target 2010 Fund (series)	2013
T. Rowe Price Target 2010 Fund (Investor Class)	2013
T. Rowe Price Target 2010 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2010 Fund—I Class (class)	2016
T. Rowe Price Target 2015 Fund (series)	2013
T. Rowe Price Target 2015 Fund (Investor Class)	2013
T. Rowe Price Target 2015 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2015 Fund—I Class (class)	2016
T. Rowe Price Target 2020 Fund (series)	2013
T. Rowe Price Target 2020 Fund (Investor Class)	2013
T. Rowe Price Target 2020 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2020 Fund—I Class (class)	2016
T. Rowe Price Target 2025 Fund (series)	2013
T. Rowe Price Target 2025 Fund (Investor Class)	2013
T. Rowe Price Target 2025 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2025 Fund—I Class (class)	2016
T. Rowe Price Target 2030 Fund (series)	2013
T. Rowe Price Target 2030 Fund (Investor Class)	2013
T. Rowe Price Target 2030 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2030 Fund—I Class (class)	2016
T. Rowe Price Target 2035 Fund (series)	2013
T. Rowe Price Target 2035 Fund (Investor Class)	2013
T. Rowe Price Target 2035 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2035 Fund—I Class (class)	2016
T. Rowe Price Target 2040 Fund (series)	2013
T. Rowe Price Target 2040 Fund (Investor Class)	2013
T. Rowe Price Target 2040 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2040 Fund—I Class (class)	2016
T. Rowe Price Target 2045 Fund (series)	2013
T. Rowe Price Target 2045 Fund (Investor Class)	2013
T. Rowe Price Target 2045 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2045 Fund—I Class (class)	2016
T. Rowe Price Target 2050 Fund (series)	2013
T. Rowe Price Target 2050 Fund (Investor Class)	2013
T. Rowe Price Target 2050 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2050 Fund—I Class (class)	2016
T. Rowe Price Target 2055 Fund (series)	2013
T. Rowe Price Target 2055 Fund (Investor Class)	2013
T. Rowe Price Target 2055 Fund—Advisor Class (class)	2013
T. Rowe Price Target 2055 Fund—I Class (class)	2016
T. Rowe Price Target 2060 Fund (series)	2014
T. Rowe Price Target 2060 Fund (Investor Class)	2014
T. Rowe Price Target 2060 Fund—Advisor Class (class)	2014
T. Rowe Price Target 2060 Fund—I Class (class)	2016

Corporations	Year of Inception
T. Rowe Price Target 2065 Fund (series)	2020
T. Rowe Price Target 2065 Fund (Investor Class)	2020
T. Rowe Price Target 2065 Fund—Advisor Class (class)	2020
T. Rowe Price Target 2065 Fund—I Class (class)	2020
T. Rowe Price Science & Technology Fund, Inc. (corporation)	1987
T. Rowe Price Science & Technology Fund (series)	1987
T. Rowe Price Science & Technology Fund (Investor Class)	1987
T. Rowe Price Science & Technology Fund—Advisor Class (class)	2000
T. Rowe Price Science & Technology Fund—I Class (class)	2016
T. Rowe Price Short-Term Bond Fund, Inc. (corporation)	1984
T. Rowe Price Short Duration Income Fund (series)	2020
T. Rowe Price Short Duration Income Fund (Investor Class)	2020
T. Rowe Price Short Duration Income Fund—I Class (class)	2020
T. Rowe Price Short-Term Bond Fund (series)	1984
T. Rowe Price Short-Term Bond Fund (Investor Class)	1984
T. Rowe Price Short-Term Bond Fund—Advisor Class (class)	2004
T. Rowe Price Short-Term Bond Fund—I Class (class)	2015
T. Rowe Price Short-Term Bond Fund—Z Class (class)	2020
T. Rowe Price Ultra Short-Term Bond Fund (series)	2012
T. Rowe Price Ultra Short-Term Bond Fund (Investor Class)	2012
T. Rowe Price Ultra Short-Term Bond Fund—I Class (class)	2017
T. Rowe Price Ultra Short-Term Bond Fund—Z Class (class)	2020
T. Rowe Price Small-Cap Stock Fund, Inc. (corporation)	1956
T. Rowe Price Small-Cap Stock Fund (series)	1956
T. Rowe Price Small-Cap Stock Fund (Investor Class)	1956
T. Rowe Price Small-Cap Stock Fund—Advisor Class (class)	2000
T. Rowe Price Small-Cap Stock Fund—I Class (class)	2015
T. Rowe Price Small-Cap Stock Fund—Z Class (class)	2020
T. Rowe Price Small-Cap Value Fund, Inc. (corporation)	1988
T. Rowe Price Small-Cap Value Fund (series)	1988
T. Rowe Price Small-Cap Value Fund (Investor Class)	1988
T. Rowe Price Small-Cap Value Fund—Advisor Class (class)	2000
T. Rowe Price Small-Cap Value Fund—I Class (class)	2015
T. Rowe Price Small-Cap Value Fund—Z Class (class)	2020
T. Rowe Price Spectrum Fund, Inc. (corporation)	1987
Spectrum Diversified Equity Fund (series)	1990
Spectrum Income Fund (series)	1990
Spectrum International Equity Fund (series)	1996
T. Rowe Price Spectrum Funds II, Inc. (corporation)	1994
T. Rowe Price Spectrum Conservative Allocation Fund (series)	1994
T. Rowe Price Spectrum Conservative Allocation Fund (Investor Class)	1994
T. Rowe Price Spectrum Conservative Allocation Fund—I Class (class)	2016
T. Rowe Price Spectrum Moderate Allocation Fund (series)	1994
T. Rowe Price Spectrum Moderate Allocation Fund (Investor Class)	1994
T. Rowe Price Spectrum Moderate Allocation Fund—I Class (class)	2016
T. Rowe Price Spectrum Moderate Growth Allocation Fund (series)	1994
T. Rowe Price Spectrum Moderate Growth Allocation Fund (Investor Class)	1994
T. Rowe Price Spectrum Moderate Growth Allocation Fund—I Class (class)	2016
T. Rowe Price State Tax-Free Funds, Inc. (corporation)(a)	1986
T. Rowe Price California Tax-Free Bond Fund (series)	1986
T. Rowe Price California Tax-Free Bond Fund (Investor Class)	1986
T. Rowe Price California Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price California Tax-Free Money Fund (series)	1986
T. Rowe Price California Tax-Free Money Fund (Investor Class)	1986
T. Rowe Price California Tax-Free Money Fund—I Class (class)	2017
T. Rowe Price Georgia Tax-Free Bond Fund (series)	1993
T. Rowe Price Georgia Tax-Free Bond Fund (Investor Class)	1993
T. Rowe Price Georgia Tax-Free Bond Fund—I Class (class)	2017

Corporations	Year of Inception
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (series)	1993
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (Investor Class)	1993
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Maryland Tax-Free Bond Fund (series)	1987
T. Rowe Price Maryland Tax-Free Bond Fund (Investor Class)	1987
T. Rowe Price Maryland Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Maryland Tax-Free Money Fund (series)	2001
T. Rowe Price Maryland Tax-Free Money Fund (Investor Class)	2001
T. Rowe Price Maryland Tax-Free Money Fund—I Class (class)	2017
T. Rowe Price New Jersey Tax-Free Bond Fund (series)	1991
T. Rowe Price New Jersey Tax-Free Bond Fund (Investor Class)	1991
T. Rowe Price New Jersey Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price New York Tax-Free Bond Fund (series)	1986
T. Rowe Price New York Tax-Free Bond Fund (Investor Class)	1986
T. Rowe Price New York Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price New York Tax-Free Money Fund (series)	1986
T. Rowe Price New York Tax-Free Money Fund (Investor Class)	1986
T. Rowe Price New York Tax-Free Money Fund—I Class (class)	2017
T. Rowe Price Virginia Tax-Free Bond Fund (series)	1991
T. Rowe Price Virginia Tax-Free Bond Fund (Investor Class)	1991
T. Rowe Price Virginia Tax-Free Bond Fund—I Class (class)	2017
T. Rowe Price Summit Funds, Inc. (corporation)	1993
T. Rowe Price Cash Reserves Fund (series)	1993
T. Rowe Price Cash Reserves Fund (Investor Class)	1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation)	1993
T. Rowe Price Summit Municipal Intermediate Fund (series)	1993
T. Rowe Price Summit Municipal Intermediate Fund (Investor Class)	1993
T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class (class)	2012
T. Rowe Price Summit Municipal Intermediate Fund—I Class (class)	2019
T. Rowe Price Summit Municipal Income Fund (series)	1993
T. Rowe Price Summit Municipal Income Fund (Investor Class)	1993
T. Rowe Price Summit Municipal Income Fund—Advisor Class (class)	2012
T. Rowe Price Summit Municipal Income Fund—I Class (class)	2019
T. Rowe Price Tax-Efficient Funds, Inc. (corporation)	1997
T. Rowe Price Tax-Efficient Equity Fund (series)	2000
T. Rowe Price Tax-Efficient Equity Fund (Investor Class)	2000
T. Rowe Price Tax-Efficient Equity Fund—I Class (class)	2017
T. Rowe Price Tax-Exempt Money Fund, Inc. (corporation)	1981
T. Rowe Price Tax-Exempt Money Fund (series)	1981
T. Rowe Price Tax-Exempt Money Fund (Investor Class)	1981
T. Rowe Price Tax-Exempt Money Fund—I Class(class)	2017
T. Rowe Price Tax-Free High Yield Fund, Inc. (corporation)	1985
T. Rowe Price Tax-Free High Yield Fund (series)	1985
T. Rowe Price Tax-Free High Yield Fund (Investor Class)	1985
T. Rowe Price Tax-Free High Yield Fund—Advisor Class (class)	2012
T. Rowe Price Tax-Free High Yield Fund—I Class (class)	2016
T. Rowe Price Tax-Free Income Fund, Inc. (corporation)	1976
T. Rowe Price Tax-Free Income Fund (series)	1976
T. Rowe Price Tax-Free Income Fund (Investor Class)	1976
T. Rowe Price Tax-Free Income Fund—Advisor Class (class)	2002
T. Rowe Price Tax-Free Income Fund—I Class (class)	2017
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (corporation)	1983
T. Rowe Price Tax-Free Short-Intermediate Fund (series)	1983
T. Rowe Price Tax-Free Short-Intermediate Fund (Investor Class)	1983
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class (class)	2012
T. Rowe Price Tax-Free Short-Intermediate Fund—I Class (class)	2016
T. Rowe Price Total Return Fund, Inc. (corporation)	2016
T. Rowe Price Total Return Fund (series)	2016
T. Rowe Price Total Return Fund (Investor Class)	2016
T. Rowe Price Total Return Fund—Advisor Class (class)	2016
T. Rowe Price Total Return Fund—I Class (class)	2016

Corporations	Year of Inception
T. Rowe Price U.S. Equity Research Fund, Inc. (corporation)	1994
T. Rowe Price U.S. Equity Research Fund (series)	1994
T. Rowe Price U.S. Equity Research Fund (Investor Class)	1994
T. Rowe Price U.S. Equity Research Fund—Advisor Class (class)	2004
T. Rowe Price U.S. Equity Research Fund—I Class (class)	2016
T. Rowe Price U.S. Equity Research Fund—R Class (class)	2004
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (corporation)	2009
T. Rowe Price U.S. Large-Cap Core Fund (series)	2009
T. Rowe Price U.S. Large-Cap Core Fund (Investor Class)	2009
T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class (class)	2009
T. Rowe Price U.S. Large-Cap Core Fund—I Class (class)	2016
T. Rowe Price U.S. Large-Cap Core Fund—Z Class (class)	2020
T. Rowe Price U.S. Treasury Funds, Inc. (corporation)	1989
T. Rowe Price U.S. Treasury Intermediate Index Fund (series)	1989
T. Rowe Price U.S. Treasury Intermediate Index Fund (Investor Class)	1989
T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class (class)	2017
T. Rowe Price U.S. Treasury Intermediate Index Fund—Z Class (class)	2020
T. Rowe Price U.S. Treasury Long-Term Index Fund (series)	1989
T. Rowe Price U.S. Treasury Long-Term Index Fund (Investor Class)	1989
T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class (class)	2017
T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class (class)	2020
T. Rowe Price U.S. Treasury Money Fund (series)	1982
T. Rowe Price U.S. Treasury Money Fund (Investor Class)	1982
T. Rowe Price U.S. Treasury Money Fund—I Class (class)	2017
T. Rowe Price U.S. Treasury Money Fund—Z Class (class)	2020
T. Rowe Price Value Fund, Inc. (corporation)	1994
T. Rowe Price Value Fund (series)	1994
T. Rowe Price Value Fund (Investor Class)	1994
T. Rowe Price Value Fund—Advisor Class (class)	2000
T. Rowe Price Value Fund—I Class (class)	2015
T. Rowe Price Value Fund—Z Class (class)	2020

(a) Reflects the inception date of the corporation’s predecessor, a Massachusetts business trust. The predecessor was reorganized and redomiciled into a Maryland corporation on October 30, 2017. Has not yet incepted.

(b) Reflects the inception date of the Henderson High Yield Opportunities Fund. The U.S. High Yield Fund’s Investor Class incepted in 2017.

(c) Has not yet incepted.

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

California Tax-Free Bond, California Tax-Free Money, Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds

On October 30, 2017, each fund was reorganized and redomiciled as series of a newly organized Maryland corporation, T. Rowe Price State Tax-Free Funds, Inc. Prior to that time, the California Tax-Free Bond and the California Tax-Free Money Funds were each organized as a sub-trust of T. Rowe Price California Tax-Free Income Trust, a Massachusetts business trust, and each of the Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds were each organized as a sub-trust of T. Rowe Price State Tax-Free Income Trust, a Massachusetts business trust.

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds

On October 30, 2017, each fund was reorganized and redomiciled into corresponding, newly organized Maryland corporations. Prior to that time, each fund was organized as a Massachusetts business trust.

Cash Reserves Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Summit Cash Reserves Fund to T. Rowe Price Cash Reserves Fund.

Communications & Technology Fund

Effective May 1, 2018, the fund’s name was changed from T. Rowe Price Media & Telecommunications Fund to T. Rowe Price Communications & Technology Fund.

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund.

Dynamic Global Bond Fund

Effective May 1, 2017, the fund’s name was changed from T. Rowe Price Global Unconstrained Bond Fund to T. Rowe Price Dynamic Global Bond Fund.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to T. Rowe Price Emerging Europe Fund.

Emerging Markets Corporate Multi-Sector Account Portfolio

Effective July 1, 2013, the fund’s name was changed from T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio.

Emerging Markets Discovery Stock Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price Emerging Markets Value Stock Fund to T. Rowe Price Emerging Markets Discovery Stock Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to T. Rowe Price Equity Index 500 Fund.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to T. Rowe Price Global Growth Stock Fund and T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund—Advisor Class

Effective July 1, 2015, the funds’ names were changed from T. Rowe Price Strategic Income Fund and T. Rowe Price Strategic Income Fund—Advisor Class to T. Rowe Price Global Multi-Sector Bond Fund and T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class, respectively.

Global Value Equity Fund—I Class

Effective March 1, 2020, the fund’s name was changed from T. Rowe Price Institutional Global Value Equity Fund to T. Rowe Price Global Value Equity Fund—I Class.

Government Money Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Prime Reserve Fund to T. Rowe Price Government Money Fund.

Government Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Reserve Investment Fund to T. Rowe Price Government Reserve Fund.

Institutional International Disciplined Equity Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price Institutional International Concentrated Equity Fund to T. Rowe Price Institutional International Disciplined Equity Fund. Prior to November 1, 2014, the fund was named T. Rowe Price Institutional Concentrated International Equity Fund.

International Disciplined Equity Fund

Effective March 1, 2019, the fund’s name was changed from T. Rowe Price International Concentrated Equity Fund to T. Rowe Price International Disciplined Equity Fund.

International Value Equity Fund

Effective January 1, 2017, the fund’s name was changed from T. Rowe Price International Growth & Income Fund to T. Rowe Price International Value Equity Fund.

Large-Cap Growth Fund—I Class

Effective May 1, 2020, the fund’s name was changed from T. Rowe Price Institutional Large-Cap Growth Fund to T. Rowe Price Large-Cap Growth Fund—I Class.

Large-Cap Value Fund—I Class

Effective May 1, 2020, the fund’s name was changed from T. Rowe Price Institutional Large-Cap Value Fund to T. Rowe Price Large-Cap Value Fund—I Class.

Limited Duration Inflation Focused Bond Fund

Effective September 29, 2015, the fund’s name was changed from T. Rowe Price Inflation Focused Bond Fund to T. Rowe Price Limited Duration Inflation Focused Bond Fund. Prior to July 7, 2010, the fund was named T. Rowe Price Short-Term Income Fund.

QM U.S. Bond Index Fund

Effective October 1, 2020, the fund’s name was changed from T. Rowe Price U.S. Bond Enhanced Index Fund to T. Rowe Price QM U.S. Bond Index Fund. Prior to May 6, 2011, the fund’s name was T. Rowe Price U.S. Bond Index Fund.

QM U.S. Small-Cap Growth Equity Fund

Effective February 24, 2016, the fund’s name was changed from T. Rowe Price Diversified Small-Cap Growth Fund to T. Rowe Price QM U.S. Small-Cap Growth Equity Fund.

Retirement Balanced Fund, Retirement Balanced Fund—Advisor Class, and Retirement Balanced Fund—R Class

Effective December 29, 2014, the funds’ names were changed from T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class to T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, respectively.

Short-Term Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Reserve Fund to T. Rowe Price Short-Term Fund.

Short-Term Government Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Government Reserve Fund to T. Rowe Price Short-Term Government Fund.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from T. Rowe Price OTC Fund to T. Rowe Price Small-Cap Stock Fund.

Spectrum Conservative Allocation Fund, Spectrum Moderate Allocation Fund, and Spectrum Moderate Growth Allocation Fund

Effective January 1, 2020, the funds’ names were changed from T. Rowe Price Personal Strategy Balanced Fund, T. Rowe Price Personal Strategy Growth Fund, and T. Rowe Price Personal Strategy Income Fund to T. Rowe Price Moderate Allocation Fund, T. Rowe Price Moderate Growth Allocation Fund, and T. Rowe Price Conservative Allocation Fund, respectively.

Spectrum Diversified Equity Fund and Spectrum International Equity Fund

Effective January 4, 2021, the funds’ names were changed from Spectrum Growth Fund and Spectrum International Fund to T. Rowe Price Spectrum Diversified Equity Fund and T. Rowe Price Spectrum International Equity Fund.

Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class

Effective February 24, 2016, the fund’s names were changed from Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, Target Retirement 2005 Fund—Advisor Class, Target Retirement 2010 Fund—Advisor Class, Target Retirement 2015 Fund—Advisor Class, Target Retirement 2020 Fund—Advisor Class, Target Retirement 2025 Fund—Advisor Class, Target Retirement 2030 Fund—Advisor Class, Target Retirement 2035 Fund—Advisor Class, Target Retirement 2040 Fund—Advisor Class, Target Retirement 2045 Fund—Advisor Class, Target Retirement 2050 Fund—Advisor Class, Target Retirement 2055 Fund—Advisor Class, and Target Retirement 2060 Fund—Advisor Class to Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class, respectively.

Treasury Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Government Reserve Investment Fund to T. Rowe Price Treasury Reserve Fund.

U.S. Equity Research Fund

Effective July 1, 2019, the fund’s name was changed from T. Rowe Price Capital Opportunity Fund to T. Rowe Price U.S. Equity Research Fund.

U.S. High Yield Fund

On May 22, 2017, all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (the “Reorganization”). As a result of the Reorganization, the Henderson High Yield Opportunities Fund’s shareholders received shares of the U.S. High Yield Fund based on the value of their accounts on May 19, 2017. The U.S. High Yield Fund’s Advisor Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class A, and the U.S. High Yield Fund’s I Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class I. Shareholders who owned Class A or Class C shares of the Henderson High Yield Opportunities Fund received Advisor Class shares of the U.S. High Yield Fund, and shareholders who owned Class I or

Class R6 shares of the Henderson High Yield Opportunities Fund received I Class shares of the U.S. High Yield Fund in the Reorganization.

U.S. Treasury Intermediate Index Fund and U.S. Treasury Long-Term Index Fund

Effective October 1, 2020, the funds’ names were changed from U.S. Treasury Intermediate Fund, U.S. Treasury Intermediate Fund—I Class, U.S. Treasury Long-Term Fund, U.S. Treasury Long-Term Fund—I Class and U.S. Treasury Long-Term Fund—Z Class to T. Rowe Price U.S. Treasury Intermediate Index Fund, T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class, T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class Fund, and T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class, respectively.

PROXY VOTING POLICIES

T. ROWE PRICE ASSOCIATES, INC. AND ITS INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

The Price Advisers recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The Price Funds as well as other investment advisory clients have delegated to the Price Advisers certain proxy voting powers. As an investment adviser, each Price Adviser has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. The Price Advisers reserve the right to decline to vote proxies in accordance with client-specific voting guidelines.

Each Price Adviser has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. These Policies and Procedures are reviewed at least annually and updated as necessary.

Fiduciary Considerations

It is the policy of the Price Advisers that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.

One of the primary factors each Price Adviser considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions.

Each Price Adviser seeks to vote all of its clients’ proxies. In certain circumstances, a Price Adviser may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost to the client of voting outweigh the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance Committee

The Price Adviser’s Environmental, Social and Governance Committee (“ESG Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the ESG Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the ESG Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The ESG Committee is also responsible for the oversight of third-party proxy services firms that the Price Advisers engage to facilitate the proxy voting process.

Proxy Voting Team The Proxy Voting team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Corporate Governance Team Our Corporate Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, the Price Advisers have retained Institutional Shareholder Services (ISS) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the ESG Committee, ISS maintains and implements a custom voting policy for the Price Funds and other advisory client accounts.

Meeting Notification

Each Price Adviser utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with each Price Adviser. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the ESG Committee. Others review the customized vote recommendations and approve them before the votes are cast. In all cases, portfolio managers receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Voting team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the ESG Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors For most companies, each Price Adviser generally expects boards to maintain a majority of independent directors. A Price Adviser may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. In certain markets where majority-independent boards are uncommon, we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies with insufficient representation by independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. In certain markets, a lack of diversity on the board may cause us to oppose the members of the board’s Nominating Committee. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, each Price Adviser supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues The Price Advisers generally oppose anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, the Price Advisers will consider the dilutive impact to shareholders and the effect on shareholder rights.

Executive Compensation Issues T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against members of the board’s Compensation Committee. We analyze management proposals requesting ratification of a company’s executive compensation practices (Say-on-Pay proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. Finally, we may oppose Compensation Committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions The Price Advisers consider takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and advisory clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (Say on Golden Parachute proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues Vote recommendations for corporate responsibility issues are generated by the Corporate Governance team in consultation with our Responsible Investment team. Each Price Adviser takes into consideration a company’s existing level of disclosure on matters of a social, environmental, or corporate responsibility nature. If the proposal addresses an issue with substantial investment implications for the company’s business or operations, and those issues have not been adequately addressed by management, The Price Advisers generally support calls for additional disclosure.

Global Portfolio Companies The ESG Committee has developed custom international proxy voting guidelines based on ISS’ general global policies, regional codes of corporate governance, and our own views as investors in these markets. ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets.

Fixed Income and Passively Managed Strategies Proxy voting for our fixed income and indexed portfolios is administered by the Proxy Voting team using the Price Advisers’ guidelines as set by the ESG Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. The Price Advisers’ policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. The Price Advisers’ policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan and how they may affect proxy voting.

Monitoring and Resolving Conflicts of Interest

The ESG Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the ESG Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since the Price Advisers’ voting guidelines are predetermined by the ESG Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the ESG Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The ESG Committee also assesses whether any business or other material relationships between a Price Adviser and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the ESG Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or ESG Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, the Price Advisers have voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, the Price Advisers will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Fund).

Limitations on Voting Proxies of Banks

The Price Advisers obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, the Price Advisers to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which the Price Advisers will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that the Price Advisers use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which the Price Advisers have aggregate beneficial ownership of greater than 10% on behalf of its clients, the Price Advisers will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which the Price Advisers have the power to vote proxies.

REPORTING, RECORD RETENTION AND OVERSIGHT

The ESG Committee, and certain personnel under the direction of the ESG Committee, perform the following oversight and assurance functions, among others, over the Price Advisers’ proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with the Price Advisers’ proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

The Price Advisers will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

The Price Advisers retain proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the Price Advisers’ proxy voting guidelines, ESG Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

S&P A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships that exist with the issuer; and recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

S&P Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

NP–Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

AAA–This is the highest rating assigned by S&P’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch

AAA–High-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

S&P SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.